 As filed with the Securities and Exchange Commission on August 28, 2001.


                                             1933 Act Registration No. 333-14725
                                             1940 Act Registration No. 811-07873
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                ----------------

                                   Form N-1A


      REGISTRATION STATEMENT UNDER THE
        SECURITIES ACT OF 1933           [_]
      Pre-Effective Amendment No.        [_]
      Post-Effective Amendment No.  8    [X]

                                     and/or

      REGISTRATION STATEMENT UNDER THE
       INVESTMENT COMPANY ACT OF 1940    [_]
      Amendment No.  8                   [X]


                        (Check appropriate box or boxes)

                                ----------------

                             Nuveen Municipal Trust
               (Exact name of Registrant as Specified in Charter)

    333 West Wacker Drive, Chicago,                      60606
                Illinois
(Address of Principal Executive Office)                (Zip Code)

       Registrant's Telephone Number, including Area Code: (312) 917-7700

    Gifford R. Zimmerman, Esq.--Vice                With a copy to:
        President and Secretary                     Thomas S. Harman
         333 West Wacker Drive                Morgan, Lewis & Bockius LLP
        Chicago, Illinois 60606                    1800 M Street, NW
(Name and Address of Agent for Service)           Washington, DC 20036


It is proposed that this filing will become effective (check appropriate box):

[X] Immediately upon filing pursuant
    to paragraph (b)                        [_]  on (date) pursuant to paragraph
                                                  (a)(1)
[_]  on                  pursuant to              75 days after filing pursuant
  paragraph (b)                             [_]  to paragraph (a)(2)
  60 days after filing pursuant to
  paragraph (a)(1)
[_]                                         [_]on (date) pursuant to paragraph
                                               (a)(2) of Rule 485.

If appropriate, check the following box:

[_] This post-effective amendment designates a new effective date for a previ-ously filed post-effective amendment.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                 NUVEEN
                                                                     Investments
--------------------------------------------------------------------------------

Municipal Bond
Funds


                                     -------------------------------------------
                                     PROSPECTUS  AUGUST 28, 2001
--------------------------------------------------------------------------------

Dependable, tax-free income to help you keep more of what you earn.


                             [PHOTO APPEARS HERE]

                                  INVEST WELL


                     LOOK AHEAD

                                LEAVE YOUR MARK(SM)


High Yield
All-American
Insured
Intermediate Duration
Limited Term


The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Table of Contents

Section 1  The Funds

This section provides you with an overview of the funds, including investment objectives, portfolio holdings and historical performance information.


Introduction                                                                   1
 ................................................................................
Nuveen High Yield Municipal Bond Fund                                          2
 ................................................................................
Nuveen All.American Municipal Bond Fund                                        4
 ................................................................................
Nuveen Insured Municipal Bond Fund                                             6
 ................................................................................
Nuveen Intermediate Duration Municipal Bond Fund                               8
 ................................................................................
Nuveen Limited Term Municipal Bond Fund                                       10
 ................................................................................

Section 2  How We Manage Your Money

This section gives you a detailed discussion of our investment and risk management strategies


Who Manages the Funds                                                         12
 ................................................................................
What Securities We Invest In                                                  13
 ................................................................................
How We Select Investments                                                     16
 ................................................................................
What the Risks Are                                                            16
 ................................................................................
How We Manage Risk                                                            17
 ................................................................................

Section 3  How You Can Buy and Sell Shares

This section provides the information you need to move money into or out of your account.

What Share Classes We Offer                                                   18
 ................................................................................
How to Reduce Your Sales Charge                                               20
 ................................................................................
How to Buy Shares                                                             20
 ................................................................................
Systematic Investing                                                          21
 ................................................................................
Systematic Withdrawal                                                         22
 ................................................................................
Special Services                                                              23
 ................................................................................
How to Sell Shares                                                            23
 ................................................................................

Section 4  General Information

This section summarizes the funds' distribution policies and other general information

Dividends, Distributions and Taxes                                            25
 ................................................................................
Distribution and Service Plans                                                26
 ................................................................................
Net Asset Value                                                               27
 ................................................................................
Fund Service Providers                                                        27
 ................................................................................

Section 5  Financial Highlights

This section provides the funds' financial performance for the past
five years                                                                    28
 ................................................................................


We have used the icons below throughout this prospectus to make it easy for you to find the type of information you need.


[Logo Appears Here] Investment Strategy

[Logo Appears Here] Risks

[Logo Appears Here] Fees, Charges
                    and Expenses

[Logo Appears Here] Shareholder
                    Instructions

[Logo Appears Here] Performance and
                    Current Portfolio
                    Information

                                                            August 28, 2001


Section 1 The Funds

           Nuveen High Yield Municipal Bond Fund
           Nuveen All-American Municipal Bond Fund
           Nuveen Insured Municipal Bond Fund
                    Nuveen Intermediate Duration Municipal Bond Fund


           Nuveen Limited Term Municipal Bond Fund

           INTRODUCTION
                 This prospectus is intended to provide important information to help you evaluate whether one of the Nuveen Mutual Funds listed above may be right for you. Please read it carefully before investing and keep it for future reference.



 NOT FDIC OR GOVERNMENT INSURED  MAY LOSE VALUE  NO BANK GUARANTEE

                                                             Section 1 The Funds

     Nuveen High Yield Municipal Bond Fund

Fund Overview


Investment Objectives
The investment objective of the fund is to provide high current income exempt from regular federal income taxes. Capital appreciation is a secondary objective when consistent with the fund's primary objective.

How the Fund Pursues Its Objective


The fund invests substantially all of its assets in municipal bonds. Under normal circumstances, the adviser invests at least 65% of the fund's net assets in medium- to low-quality bonds (BBB/Baa or lower) as rated by independent rating agencies, or if unrated, judged to be of comparable quality by the fund's investment adviser. The fund may invest up to 10% of its net assets in defaulted municipal bonds. The fund may buy securities that pay interest at rates that float inversely with changes in prevailing interest rates. The fund may also make forward commitments in which the fund agrees to buy a security in the future at a price agreed upon today.


The fund's investment adviser uses a research-intensive investment process to identify high-yielding municipal bonds that offer attractive value in terms of their current yields, prices, credit quality, liquidity and future prospects.

What are the Risks of Investing in the Fund?

An investment in the fund is subject to credit risk, interest rate risk and diversification risk. Credit risk is the risk that a municipal bond issuer will default or be unable to pay principal and interest. Because the fund invests in lower rated municipal bonds, commonly referred to as "high yield," "high risk" or "junk" bonds, which are considered to be speculative, the credit risk is heightened for the fund. Interest rate risk is the risk that interest rates will rise, causing municipal bond prices to fall. Interest rate risk may be increased by the fund's investment in inverse floating rate securities and forward commitments because of the leveraged nature of these investments. As a "non-diversified" fund, the fund may invest more of its assets in a single issuer than a "diversified" fund. Greater concentration may increase risk. As with any mutual fund investment, loss of money is a risk of investing.


Is This Fund Right For You?
The fund may be appropriate for you if you are seeking to:

 . Earn regular monthly tax-free dividends; or


 . Increase your after-tax income potential and are willing to accept a greater degree of risk.


You should not invest in this fund if you seek to:

 . Avoid fluctuations in share price;


 . Avoid the risks associated with low-quality municipal bonds; or


 . Invest through an IRA or 401(k) plan.


How the Fund Has Performed



The chart and table below illustrate annual fund returns for the past year as well as annualized fund and index returns for the one-year and since inception periods ended December 31, 2000. This information is intended to help you assess the variability of fund returns over the past year (and consequently, the potential rewards and risks of a fund investment). Past performance is not necessarily an indication of future performance.


Total Returns/1/





                                  [BAR CHART]

                                    2000
                                    ----
                                    7.2%

During the one-year period ended December 31, 2000, the highest and lowest quarterly returns were 2.55% and .47%, respectively, for the quarters ended 12/31/00 and 6/30/00. The bar chart and highest/lowest quarterly returns do not reflect sales charges, which would reduce returns, while the average annual return table does include sales charges.



                                                   Average Annual Total
                                                   Returns for the Periods
                                                   Ended December 31, 2000
                                                   .........................
Class                                              1 Year      Since Inception
------------------------------------------------------------------------------
Class A (Offer)                                    2.70%                -1.29%
Class B                                            2.53%                -1.85%
Class C                                            6.73%                  .93%
Class R                                            7.49%                 1.66%
------------------------------------------------------------------------------
Lehman Brothers High Yield Municipal Bond
 Index/2/                                          6.10%                 1.91%
Lipper Peer Group/3/                               4.72%                 0.81%

Section 1 The Funds

What are the Costs of Investing?

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.




Shareholder Transaction Expenses/4/



Paid Directly From Your Investment


Share Class                                   A           B        C       R/5/
--------------------------------------------------------------------------------
Maximum Sales Charge
Imposed on Purchases                       4.20%/6/     None      None     None
 ................................................................................
Maximum Sales Charge
Imposed on Reinvested
Dividends                                      None     None      None     None
 ................................................................................
Exchange Fees                                  None     None      None     None
 ................................................................................
Deferred Sales Charge/7/                    None/8/    5%/9/    1%/10/     None

 ................................................................................

Annual Fund Operating Expenses/11/


Paid From Fund Assets


Share Class                                      A        B         C        R
--------------------------------------------------------------------------------
Management Fees                                .60%     .60%      .60%     .60%
 ................................................................................
12b-1 Distribution and Service Fees            .20%     .95%      .75%      --%
 ................................................................................
Other Expenses                                 .43%     .43%      .44%     .51%
 ................................................................................
Total Annual Fund Operating Expenses--Gross+  1.23%    1.98%     1.79%    1.11%

 ................................................................................

+After Expense
Reimbursements
 .............................

Expense
Reimbursement    (.03%) (.03%) (.03%) (.04%)
 .............................
Total Annual
Fund Operating
Expenses--Net    1.20%  1.95%  1.76%  1.07%

 .............................
Net expenses reflect a voluntary expense limitation by the fund's investment adviser that may be modified or discontinued withoutnotice at the adviser's discretion.
 .............................

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. Your actual costs may be higher or lower.


                  Redemption                     No Redemption
            A      B      C      R           A      B      C      R
Share Class
--------------------------------------------------------------------------------
1 Year    $  540 $  595 $  182 $  113      $  540 $  201 $  182 $  113
 ................................................................................
3 Years   $  794 $  937 $  563 $  353      $  794 $  621 $  563 $  353
 ................................................................................
5 Years   $1,067 $1,180 $  970 $  612      $1,067 $1,068 $  970 $  612
 ................................................................................
10 Years  $1,846 $2,113 $2,105 $1,352      $1,846 $2,113 $2,105 $1,352

 ................................................................................

How the Fund Is Invested (as of 4/30/01)



Portfolio Statistics



Average Effective Maturity  18.55 years
 ................................................................................
Average Duration                   8.49
 ................................................................................
Number of Issues                     40

 ................................................................................

Credit Quality



AA                                   3%
 ................................................................................
A                                    8%
 ................................................................................
BBB                                 18%
 ................................................................................
NR                                  52%
 ................................................................................
Other                               19%

 ................................................................................

Sector Diversification (Top 5)


                                  [PIE CHART]
                           Long-Term Care          9%
                           Utilities              25%
                           Other                  19%
                           Healthcare             25%
                           Transportation         11%
                           Capital Goods          11%

 1. The Class A year-to-date return on net asset value as of 6/30/01 was 6.87%.


 2. The Lehman Brothers High Yield Municipal Bond Index is an unmanaged index comprised of municipal bonds rated below BBB/Baa.


 3. Peer Group returns reflect the performance of the Lipper High Yield Municipal Debt Index, a managed index that represents the average annualized returns of the 30 largest funds in the Lipper High Yield Municipal Debt Category. Returns assume reinvestment of dividends and do not reflect any applicable sales charges.


 4. As a percent of offering price unless otherwise noted. Authorized dealers and other firms may charge additional fees for shareholder transactions or for advisory services. Please see their materials for details.


 5. Class R shares may be purchased only under limited circumstances, or by specified classes of investors. See "How You Can Buy and Sell Shares."


 6. Reduced Class A sales charges apply to purchases of $50,000 or more. See "How You Can Buy and Sell Shares."




 7. As a percentage of the lesser of purchase price or redemption proceeds.


 8. Certain Class A purchases at net asset value of $1 million or more may be subject to a contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase. See "How You Can Buy and Sell Shares."


 9. Class B shares redeemed within six years of purchase bear a CDSC of 5% during the first year, 4% during the second and third years, 3% during the fourth, 2% during the fifth, and 1% during the sixth year.


10. Class C shares redeemed within one year of purchase are subject to a 1%
    CDSC.


11. Long-term holders of Class B and Class C shares may pay more in Rule 12b-1 fees and CDSCs than the economic equivalent of the maximum front-end sales charge permitted under the National Association of Securities Dealers Conduct Rules.



                                                             Section 1 The Funds

     Nuveen All-American Municipal Bond Fund

Fund Overview


Investment Objective

The investment objective of the fund is to provide you with as high a level of current interest income exempt from regular federal income taxes as is consistent with preservation of capital.

How the Fund Pursues Its Objective

The fund purchases only quality municipal bonds that are rated investment grade (AAA/Aaa to BBB/Baa) at the time of purchase by independent rating agencies. The fund may buy non-rated municipal bonds if the fund's investment adviser judges them to be investment grade.

The fund's investment adviser uses a value-oriented strategy and looks for higher-yielding and undervalued long-term municipal bonds that offer potentially above-average total return.

The fund seeks to limit risk by buying investment grade quality bonds in a variety of industry sectors and by diversifying its investment portfolio geographically.

What are the Risks of Investing in the Fund?


The principal risks of investing in the fund are credit risk and interest rate risk. Credit risk is the risk that an issuer of a municipal bond will be unable to make interest and principal payments. In general, lower rated municipal bonds carry greater credit risk. Interest rate risk is the risk that interest rates will rise, causing bond prices to fall. As with any mutual fund investment, loss of money is a risk of investing.


Is This Fund Right For You?

The fund may be a suitable investment for you if you seek to:

 . Earn regular monthly tax-free dividends;

 . Preserve investment capital over time;

 . Reduce taxes on investment income; or

 . Set aside money systematically for retirement, estate planning or college funding.

You should not invest in this fund if you seek to:

 . Pursue long-term growth;

 . Invest through an IRA or 401(k) plan; or

 . Avoid fluctuations in share price.

How the Fund Has Performed

The chart and table below illustrate annual fund returns for each of the past ten years as well as annualized fund and index returns for the one-, five- and ten-year periods ended December 31, 2000. This information is intended to help you assess the variability of fund returns over the past ten years (and consequently, the potential rewards and risks of a fund investment). Past performance is not necessarily an indication of future performance.


Total Returns/1/

                                       [BAR CHART APPEARS HERE]

     1991    1992    1993   1994   1995   1996    1997    1998    1999    2000
     ----    ----    ----   ----   ----   ----    ----    ----    ----    ----
     14.5%   10.5%   14.4%  -5.9%  17.5%  4.8%    10.8%   5.9%    -5.3%   9.8%

During the ten years ended December 31, 2000, the highest and lowest quarterly returns were 6.84% and -5.54%, respectively, for the quarters ended 3/31/95 and 3/31/94. The bar chart and highest/lowest quarterly returns do not reflect sales charges, which would reduce returns, while the average annual return table does include sales charges.



                                              Average Annual Total Returns
                                           for the Periods Ended December 31,
                                                          2000
                                           ..................................
Class                                      1 Year        5 Year      10 Year
-----------------------------------------------------------------------------
Class A (Offer)                             5.25%        4.15%         6.96%
Class B                                     5.02%        4.17%         6.93%
Class C                                     9.33%        4.49%         6.83%
Class R                                    10.12%        5.23%         7.52%
-----------------------------------------------------------------------------
Lehman Brothers Municipal Bond Index/2/    11.68%        5.84%         7.32%
Lipper Peer Group/3/                       11.10%        4.99%         6.79%

Section 1 The Funds

What are the Costs of Investing?


This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.


Shareholder Transaction Expenses/4/


Paid Directly From Your Investment

Share Class                                    A       B     C    R/5/
--------------------------------------------------------------------------------
Maximum Sales Charge
Imposed on Purchases                        4.20%/6/ None  None   None
 ................................................................................
Maximum Sales Charge
Imposed on Reinvested
Dividends                                    None    None  None   None
 ................................................................................
Exchange Fees                                None    None  None   None
 ................................................................................
Deferred Sales Charge/7/                     None/8/ 5%/9/ 1%/10/ None

 ................................................................................

Annual Fund Operating Expenses/11/


Paid From Fund Assets


Share Class                                    A       B     C     R
--------------------------------------------------------------------------------
Management Fees                              .49%    .49%  .49%   .49%
 ................................................................................
12b-1 Distribution and Service Fees          .20%    .95%  .75%    --%
 ................................................................................
Other Expenses                               .18%    .18%  .18%   .18%
 ................................................................................
Total Annual Fund Operating Expenses--Gross+ .87%   1.62% 1.42%   .67%

 ................................................................................

 +After Expense
 Reimbursements
 .............................

  Expense
  Reimbursements   (.02%) (.02%) (.02%) (.02%)
 .............................
  Total Annual
  Fund Operating
  Expenses--Net     .85%  1.60%  1.40%   .65%

 .............................

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. Your actual costs may be higher or lower.


                 Redemption                             No Redemption
            A      B      C     R                 A      B      C     R
Share Class
--------------------------------------------------------------------------------
1 Year    $  505 $  560 $  145 $ 68             $  505 $  165 $  145 $ 68
 ................................................................................
3 Years   $  686 $  830 $  449 $214             $  686 $  511 $  449 $214
 ................................................................................
5 Years   $  882 $  996 $  776 $373             $  882 $  881 $  776 $373
 ................................................................................
10 Years  $1,448 $1,721 $1,702 $835             $1,448 $1,721 $1,702 $835

 ................................................................................

1. Class A total returns reflect actual performance for all periods; Class B, C and R total returns reflect actual performance for periods since class inception (see "Financial Highlights" for dates), and Class A performance for periods prior to class inception, adjusted for the differences in fees between the classes (see "What are the Costs of Investing?"). The Class A year-to-date return on net asset value as of 6/30/01 was 3.69%.


How the Fund Is Invested (as of 4/30/01)



Portfolio Statistics



Average Effective Maturity       17.64 years
 ................................................................................
Average Duration                        7.17
 ................................................................................
Weighted Average Credit Quality           A+
 ................................................................................
Number of Issues                         150

 ................................................................................

Credit Quality



AAA/U.S. Guaranteed                      40%
 ................................................................................
AA                                       11%
 ................................................................................
A                                        13%
 ................................................................................
BBB                                      22%
 ................................................................................
NR                                       13%
 ................................................................................
Other                                     1%

 ................................................................................

Sector Diversification (Top 5)




                                  [Pie Chart Here Appears]
                      Transportation                        15%
                      Utilities                             12%
                      Other                                 32%
                      Education and Civic Organizations      9%
                      Healthcare                            15%
                      U.S. Guaranteed                       17%

2. The Lehman Brothers Municipal Bond Index is an unmanaged index comprised of a broad range of investment-grade municipal bonds.

3. Peer Group returns reflect the performance of the Lipper National Municipal Debt Index, a managed index that represents the average annualized returns of the 30 largest funds in the Lipper National Municipal Debt Category. Returns assume reinvestment of dividends and do not reflect any applicable sales charges.
4. As a percent of offering price unless otherwise noted. Authorized dealers and other firms may charge additional fees for shareholder transactions or for advisory services. Please see their materials for details.
5. Class R shares may be purchased only under limited circumstances, or by specified classes of investors. See "How You Can Buy and Sell Shares."
6. Reduced Class A sales charges apply to purchases of $50,000 or more. See
   "How You Can Buy and Sell Shares."
7. As a percentage of the lesser of purchase price or redemption proceeds.
8. Certain Class A purchases at net asset value of $1 million or more may be subject to a contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase. See "How You Can Buy and Sell Shares."
9. Class B shares redeemed within six years of purchase are subject to a CDSC of 5% during the first year, 4% during the second and third years, 3% during the fourth, 2% during the fifth and 1% during the sixth year.
10. Class C shares redeemed within one year of purchase are subject to a 1%
    CDSC.
11. Long-term holders of Class B and Class C shares may pay more in Rule 12b-1 fees and CDSCs than the economic equivalent of the maximum front-end sales charge permitted under the National Association of Securities Dealers Conduct Rules.
                                                             Section 1 The Funds

     Nuveen Insured Municipal Bond Fund

Fund Overview


Investment Objective

The investment objective of the fund is to provide you with as high a level of current interest income exempt from regular federal income taxes as is consistent with preservation of capital.

How the Fund Pursues Its Objective

The fund purchases only quality municipal bonds that are rated investment grade (AAA/Aaa to BBB/Baa) at the time of purchase by independent rating agencies. The fund may buy non-rated municipal bonds if the fund's investment adviser judges them to be investment grade. The fund primarily buys insured municipal bonds.

The fund's investment adviser uses a value-oriented strategy and looks for higher-yielding and undervalued long-term, insured municipal bonds that offer potentially above-average total return.

The fund seeks to limit risk by buying investment grade quality bonds in a variety of industry sectors and by diversifying its investment portfolio geographically.

What are the Risks of Investing in the Fund?

The principal risks of investing in the fund are interest rate risk and credit risk. Interest rate risk is the risk that interest rates will rise, causing bond prices to fall. Credit risk is the risk that an issuer of a municipal bond will be unable to make interest and principal payments. In general, lower rated municipal bonds carry greater credit risk. As with any mutual fund investment, loss of money is a risk of investing.

Is This Fund Right For You?

The fund may be a suitable investment for you if you seek to:

 . Earn regular monthly tax-free dividends;

 . Preserve investment capital over time;

 . Reduce taxes on investment income; or

 . Set aside money systematically for retirement, estate planning or college funding.

You should not invest in this fund if you seek to:

 . Pursue long-term growth;

 . Invest through an IRA or 401(k) plan; or

 . Avoid fluctuations in share price.

How the Fund Has Performed

The chart and table below illustrate annual fund returns for each of the past ten years as well as annualized fund and index returns for the one-, five- and ten-year periods ended December 31, 2000. This information is intended to help you assess the variability of fund returns over the past ten years (and consequently, the potential rewards and risks of a fund investment). Past performance is not necessarily an indication of future performance.


Total Returns/1/


                               [Bar Chart Appears Here]

                                1991            12.5%
                                1992             9.4%
                                1993            13.2%
                                1994            -6.4%
                                1995            19.0%
                                1996             3.2%
                                1997             8.3%
                                1998             5.7%
                                1999            -3.5%
                                2000            10.5%

During the ten years ended December 31, 2000, the highest and lowest quarterly returns were 7.71% and -6.39%, respectively, for the quarters ended 3/31/95 and 3/31/94. The bar chart and highest/lowest quarterly returns do not reflect sales charges, which would reduce returns, while the average annual return table does include sales charges.



                                            Average Annual Total Returns
                                           for the Periods Ended December
                                                      31, 2000
                                         .................................
Class                                     1 Year       5 Year     10 Year
--------------------------------------------------------------------------
Class A (Offer)                           5.87%        3.83%       6.48%
Class B                                   5.79%        3.83%       6.30%
Class C                                  10.01%        4.16%       6.17%
Class R                                  10.84%        4.98%       7.15%
--------------------------------------------------------------------------
Lehman Brothers Municipal Bond Index/2/  11.68%        5.84%       7.32%
Lipper Peer Group/3/                     11.87%        4.57%       6.64%

Section 1 The Funds

What are the Costs of Investing?


This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.


                        [Pie Chart appears here]
                      Healthcare               17%
                      Other                    24%
                      Tax obligation/General    8%
                      Tax obligation/Limited   10%
                      Housing/Single Family     9%
                      U.S. Guaranted           32%

Shareholder Transaction Expenses/4/


Paid Directly From Your Investment

Share Class                                 A       B     C    R/5/
--------------------------------------------------------------------------------
Maximum Sales Charge
Imposed on Purchases                     4.20%/6/  None   None None
 ................................................................................
Maximum Sales Charge
Imposed on Reinvested
Dividends                                    None  None   None None
 ................................................................................
Exchange Fees                                None  None   None None
 ................................................................................
Deferred Sales Charge/7/                  None/8/ 5%/9/ 1%/10/ None

 ................................................................................

Annual Fund Operating Expenses/11/


Paid From Fund Assets


Share Class                                    A     B     C    R
--------------------------------------------------------------------------------
Management Fees                               .48%  .48%  .48% .48%
 ................................................................................
12b-1 Distribution and Service Fees           .20%  .95%  .75%  --%
 ................................................................................
Other Expenses                                .15%  .15%  .15% .15%
 ................................................................................
Total Annual Fund Operating Expenses--Gross+  .83% 1.58% 1.38% .63%

 ................................................................................

 +After Expense
 Reimbursements
 .............................

  Expense
  Reimbursements   (.01%) (.01%) (.01%) (.01%)
 .............................
  Total Annual
  Fund Operating
  Expenses--Net     .82%  1.57%  1.37%   .62%

 .............................

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. Your actual costs may be higher or lower.


                 Redemption                       No Redemption
            A      B      C     R             A      B      C     R
Share Class
--------------------------------------------------------------------------------
1 Year    $  501 $  556 $  140 $ 64         $  501 $  161 $  140 $ 64
 ................................................................................
3 Years   $  674 $  818 $  437 $202         $  674 $  499 $  437 $202
 ................................................................................
5 Years   $  861 $  975 $  755 $351         $  861 $  860 $  755 $351
 ................................................................................
10 Years  $1,402 $1,677 $1,657 $786         $1,402 $1,677 $1,657 $786

 ................................................................................

1. Class R total returns reflect actual performance for all periods; Class A, B and C total returns reflect actual performance for periods since class inception (see "Financial Highlights" for dates), and Class R performance for periods prior to class inception, adjusted for the differences in fees between the classes (see "What are the Costs

How the Fund Is Invested (as of 4/30/01)



Portfolio Statistics



Average Effective Maturity       16.48 years
 ................................................................................
Average Duration                        5.39
 ................................................................................
Weighted Average Credit Quality          AAA
 ................................................................................
Number of Issues                         172

 ................................................................................

Credit Quality



Insured and U.S. Guaranteed              29%
 ................................................................................
U.S. Guaranteed                           3%
 ................................................................................
Insured                                  68%

 ................................................................................

Sector Diversification (Top 5)


                           [Pie Chart Appears Here]
                     Tax Obligation/General              8%
                     Tax Obligation/Limited             10%
                     Housing/Single Family               9%
                     U.S. Guaranteed                    32%
                     Other                              24%
                     Healthcare                         17%

  of Investing?"). The Class A year-to-date return on net asset value as of 6/30/01 was 2.62%.


2. The Lehman Brothers Municipal Bond Index is an unmanaged index comprised of a broad range of investment-grade municipal bonds.

3. Peer Group returns represent the average annualized returns of the funds in the Lipper National Insured Municipal Debt Category. Returns assume reinvestment of dividends and do not reflect any applicable sales charges.
4. As a percent of offering price unless otherwise noted. Authorized dealers and other firms may charge additional fees for shareholder transactions or for advisory services. Please see their materials for details.
5. Class R shares may be purchased only under limited circumstances, or by specified classes of investors. See "How You Can Buy and Sell Shares."
6. Reduced Class A sales charges apply to purchases of $50,000 or more. See
   "How You Can Buy and Sell Shares."
7. As a percentage of the lesser of purchase price or redemption proceeds.
8. Certain Class A purchases at net asset value of $1 million or more may be subject to a contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase. See "How You Can Buy and Sell Shares."
9. Class B shares redeemed within six years of purchase are subject to a CDSC of 5% during the first year, 4% during the second and third years, 3% during the fourth, 2% during the fifth and 1% during the sixth year.
10. Class C shares redeemed within one year of purchase are subject to a 1%
    CDSC.
11. Long-term holders of Class B and Class C shares may pay more in Rule 12b-1 fees and CDSCs than the economic equivalent of the maximum front-end sales charge permitted under the National Association of Securities Dealers Conduct Rules.
                                                             Section 1 The Funds

     Nuveen Intermediate Duration Municipal Bond Fund

Fund Overview


Investment Objective

The investment objective of the fund is to provide you with as high a level of current interest income exempt from regular federal income taxes as is consistent with preservation of capital.

How the Fund Pursues Its Objective

The fund purchases only quality municipal bonds that are rated investment grade (AAA/Aaa to BBB/Baa) at the time of purchase by independent rating agencies. The fund may buy non-rated municipal bonds if the fund's investment adviser judges them to be investment grade.

The fund's investment adviser uses a value-oriented strategy and looks for higher-yielding and undervalued municipal bonds that offer potentially above-average total return. The adviser invests in a diversified portfolio of investment-grade quality bonds of various maturities with a weighted average duration of between three and ten years. The adviser intends to maintain portfolio duration within a defined range (currently between 4.5 and seven years) over time in order to be classified as an intermediate fund.

The fund seeks to limit risk by buying investment grade quality bonds in a variety of industry sectors and by diversifying its investment portfolio geographically.

What are the Risks of Investing in the Fund?

The principal risks of investing in the fund are interest rate risk and credit risk. Interest rate risk is the risk that interest rates will rise, causing bond prices to fall. Credit risk is the risk that an issuer of a municipal bond will be unable to make interest and principal payments. In general, lower rated municipal bonds carry greater credit risk. As with any mutual fund investment, loss of money is a risk of investing.

Is This Fund Right For You?

The fund may be a suitable investment for you if you seek to:

 . Earn regular monthly tax-free dividends;

 . Preserve investment capital over time;

 . Reduce taxes on investment income; or

 . Set aside money systematically for retirement, estate planning or college funding.

You should not invest in this fund if you seek to:

 . Pursue long-term growth;

 . Invest through an IRA or 401(k) plan; or

 . Avoid fluctuations in share price.

How the Fund Has Performed

The chart and table below illustrate annual fund returns for each of the past ten years as well as annualized fund and index returns for the one-, five- and ten-year periods ended December 31, 2000. This information is intended to help you assess the variability of fund returns over the past ten years (and consequently, the potential rewards and risks of a fund investment). Past performance is not necessarily an indication of future performance.


Total Returns/1/


                                  [BAR CHART]
                               1991        11.1%
                               1992         8.2%
                               1993         8.3%
                               1994        -2.1%
                               1995        15.0%
                               1996         4.0%
                               1997         8.9%
                               1998         6.0%
                               1999        -3.4%
                               2000        10.3%

During the ten years ended December 31, 2000, the highest and lowest quarterly returns were 5.60% and -3.20%, respectively, for the quarters ended 3/31/95 and 3/31/94. The bar chart and highest/lowest quarterly returns do not reflect sales charges, which would reduce returns, while the average annual return table does include sales charges.



                                                 Average Annual Total Returns
                                                    for the Periods Ended
                                                      December 31, 2000
                                                ..............................
Class                                            1 Year     5 Year     10 Year
--------------------------------------------------------------------------------
Class A (Offer)                                   7.00%        4.39%       6.15%
Class B                                           5.46%        4.11%       5.88%
Class C                                           9.74%        4.43%       5.76%
Class R                                          10.47%        5.27%       6.73%
--------------------------------------------------------------------------------
Lehman Brothers 7-year Municipal Bond Index/2/    9.09%        5.40%       6.76%
Lehman Brothers Municipal Bond Index/3/          11.68%        5.84%       7.32%
Lipper Peer Group/4/                             11.10%        4.99%       6.79%

Section 1 The Funds

What are the Costs of Investing?


This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Transaction Expenses/5/



Paid Directly From Your Investment


Share Class                                    A       B      C    R/6/
--------------------------------------------------------------------------------
Maximum Sales Charge Imposed on Purchases   3.00%/7/   None   None None
 ................................................................................
Maximum Sales Charge Imposed on Reinvested
Dividends                                       None   None   None None
 ................................................................................
Exchange Fees                                   None   None   None None
 ................................................................................
Deferred Sales Charge/8/                     None/9/ 5%/10/ 1%/11/ None

 ................................................................................

Annual Fund Operating Expenses/12/



Paid From Fund Assets


Share Class                                    A     B     C    R
--------------------------------------------------------------------------------
Management Fees                               .45%  .45%  .45% .45%
 ................................................................................
12b-1 Distribution and Service Fees           .20%  .95%  .75%  --%
 ................................................................................
Other Expenses                                .14%  .14%  .14% .14%
 ................................................................................
Total Annual Fund Operating Expenses--Gross+  .79% 1.54% 1.34% .59%

 ................................................................................

 +After Expense
 Reimbursements
 .............................

  Expense
  Reimbursements   (.01%) (.01%) (.01%) (.01%)
 .............................
  Total Annual
  Fund Operating
  Expenses--Net     .78%  1.53%  1.33%   .58%

 .............................

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. Your actual costs may be higher or lower.


                 Redemption                    No Redemption
            A      B      C     R          A      B      C     R
Share Class
--------------------------------------------------------------------------------
1 Year    $  378 $  553 $  136 $ 60      $  378 $  157 $  136 $ 60
 ................................................................................
3 Years   $  545 $  806 $  425 $189      $  545 $  486 $  425 $189
 ................................................................................
5 Years   $  726 $  955 $  734 $329      $  726 $  839 $  734 $329
 ................................................................................
10 Years  $1,249 $1,632 $1,613 $738      $1,249 $1,632 $1,613 $738

 ................................................................................

1. Class R total returns reflect actual performance for all periods; Class A, B and C total returns reflect actual performance for periods since class inception (see "Financial Highlights" for dates), and Class R performance for periods prior to class inception, adjusted for the differences in fees between the classes (see "What are the Costs of Investing?"). The Class A year-to-date return on net asset value as of 6/30/01 was 2.81%.


How the Fund Is Invested (as of 4/30/01)



Portfolio Statistics



Average Effective Maturity       14.94 years
 ................................................................................
Average Duration                        5.25
 ................................................................................
Weighted Average Credit Quality           AA
 ................................................................................
Number of Issues                         309

 ................................................................................

Credit Quality



AAA/U.S. Guaranteed                      44%
 ................................................................................
AA                                       33%
 ................................................................................
A                                        12%
 ................................................................................
BBB                                      10%
 ................................................................................
NR                                        1%
 ................................................................................

Sector Diversification (Top 5)


                                     [Pie Chart appears here]
                               Tax Obligation/Limited       10%
                               Other                        28%
                               Utilities                    21%
                               Healthcare                   17%
                               U.S. Guaranteed              16%
                               Water and Sewer               8%

2. The Lehman Brothers 7-year Municipal Bond Index is an unmanaged index comprised of a broad range of investment-grade municipal bonds. This Index is different from the broad-based securities index used in the past. This Index was selected because of the merger of the Nuveen Intermediate Municipal Bond Fund into the Nuveen Intermediate Duration Municipal Bond Fund and more closely compares to the duration of the bond's in the fund's portfolio.


3. The Lehman Brothers Municipal Bond Index is an unmanaged index comprised of a broad range of investment-grade municipal bonds.


4. Peer Group returns reflect the performance of the Lipper National Municipal Debt Index, a managed index that represents the average annualized returns of the 30 largest funds in the Lipper National Municipal Debt Category. Returns assume reinvestment of dividends and do not reflect any applicable sales charges.


5. As a percent of offering price unless otherwise noted. Authorized dealers and other firms may charge additional fees for shareholder transactions or for advisory services. Please see their materials for details.


6. Class R shares may be purchased only under limited circumstances, or by specified classes of investors. See "How You Can Buy and Sell Shares."


7. Reduced Class A sales charges apply to purchases of $50,000 or more. See "How You Can Buy and Sell Shares."


8. As a percentage of the lesser of purchase price or redemption proceeds.


9. Certain Class A purchases at net asset value of $1 million or more may be subject to a contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase. See "How You Can Buy and Sell Shares."


10. Class B shares redeemed within six years of purchase are subject to a CDSC of 5% during the first year, 4% during the second and third years, 3% during the fourth, 2% during the fifth and 1% during the sixth year.


11. Class C shares redeemed within one year of purchase are subject to a 1%
    CDSC.


12. Long-term holders of Class B and Class C shares may pay more in Rule 12b-1 fees and CDSCs than the economic equivalent of the maximum front-end sales charge permitted under the National Association of Securities Dealers Conduct Rules.

                                                             Section 1 The Funds

     Nuveen Limited Term Municipal Bond Fund


Fund Overview


Investment Objective

The investment objective of the fund is to provide you with as high a level of current interest income exempt from regular federal income taxes as is consistent with preservation of capital.

How the Fund Pursues Its Objective

The fund purchases only quality municipal bonds that are rated investment grade (AAA/Aaa to BBB/Baa) at the time of purchase by independent rating agencies. The fund may buy non-rated municipal bonds if the fund's investment adviser judges them to be investment grade.

The fund's investment adviser uses a value-oriented strategy and looks for higher-yielding and undervalued limited-term municipal bonds that offer potentially above-average total return.

The fund seeks to limit risk by buying investment grade quality bonds in a variety of industry sectors and by diversifying its investment portfolio geographically.

What are the Risks of Investing in the Fund?

The principal risks of investing in the fund are interest rate risk and credit risk. Interest rate risk is the risk that interest rates will rise, causing bond prices to fall. Credit risk is the risk that an issuer of a municipal bond will be unable to make interest and principal payments. In general, lower rated municipal bonds may carry greater credit risk. As with any mutual fund investment, loss of money is a risk of investing.

Is This Fund Right For You?

The fund may be a suitable investment for you if you seek to:

 . Earn regular monthly tax-free dividends;

 . Preserve investment capital over time;

 . Reduce taxes on investment income; or

 . Set aside money systematically for retirement, estate planning or college funding.

You should not invest in this fund if you seek to:

 . Pursue long-term growth;

 . Invest through an IRA or 401(k) plan; or

 . Avoid fluctuations in share price.

How the Fund Has Performed

The chart and table below illustrate annual fund returns for each of the past ten years as well as annualized fund and index returns for the one-, five- and ten-year periods ended December 31, 2000. This information is intended to help you assess the variability of fund returns over the past ten years (and consequently, the potential rewards and risks of a fund investment). Past performance is not necessarily an indication of future performance.


Total Returns/1/


                              [Bar Chart Appears Here]


                                1991           10.0%
                                1992            8.7%
                                1993            9.1%
                                1994           -1.9%
                                1995           10.3%
                                1996            4.1%
                                1997            6.9%
                                1998            5.0%
                                1999           -0.2%
                                2000            6.2%

During the ten years ended December 31, 2000, the highest and lowest quarterly returns were 3.47% and -2.34%, respectively, for the quarters ended 3/31/95 and 3/31/94. The bar chart and highest/lowest quarterly returns do not reflect sales charges, which would reduce returns, while the average annual return table does include sales charges.



                                                 Average Annual Total Returns
                                                    for the Periods Ended
                                                      December 31, 2000
                                                ..............................
Class                                           1 Year    5 Year    10 Year
------------------------------------------------------------------------------
Class A (Offer)                                  3.49%    3.81%     5.46%
Class C                                          5.81%    4.01%     5.39%
Class R                                          6.32%    4.47%     5.79%
------------------------------------------------------------------------------
Lehman Brothers 5-year Municipal Bond Index/2/   7.71%    4.95%     6.23%
Lipper Peer Group/3/                             5.96%    3.96%     5.31%

Section 1 The Funds

What are the Costs of Investing?


This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Transaction Expenses/4/


Paid Directly From Your Investment

Share Class                                              A       C   R/5/
--------------------------------------------------------------------------------
Maximum Sales Charge Imposed on Purchases             2.50%/6/  None None
 ................................................................................
Maximum Sales Charge Imposed on Reinvested Dividends      None  None None
 ................................................................................
Exchange Fees                                             None  None None
 ................................................................................
Deferred Sales Charge/7/                               None/8/ 1%/9/ None

 ................................................................................

Annual Fund Operating Expenses/10/


Paid From Fund Assets


Share Class                                                A     C    R
--------------------------------------------------------------------------------
Management Fees                                           .44%  .44% .44%
 ................................................................................
12b-1 Distribution and Service Fees                       .20%  .55%  --%
 ................................................................................
Other Expenses                                            .12%  .12% .12%
 ................................................................................
Total Annual Fund Operating Expenses                      .76% 1.11% .56%

 ................................................................................

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. Your actual costs may be higher or lower.


              Redemption                                 No Redemption
Share
Class       A      C     R                                A      C     R
--------------------------------------------------------------------------------
1 Year    $  326 $  113 $ 57                           $  326 $  113 $ 57
 ................................................................................
3 Years   $  487 $  353 $179                           $  487 $  353 $179
 ................................................................................
5 Years   $  662 $  612 $313                           $  662 $  612 $313
 ................................................................................
10 Years  $1,169 $1,352 $701                           $1,169 $1,352 $701

 ................................................................................

1. Class A total returns reflect actual performance for all periods; Class C and R total returns reflect actual performance for periods since class inception (see "Financial Highlights" for dates), and Class A performance for periods prior to class inception, adjusted for the differences in fees between the classes (see "What are the Costs of Investing?"). The Class A year-to-date return on net asset value as of 6/30/01 was 3.61%.


2. The Lehman Brothers 5-year Municipal Bond Index is an unmanaged index comprised of a broad range of investment-grade municipal bonds.


How the Fund Is Invested (as of 4/30/01)



Portfolio Statistics



Average Effective Maturity       4.75 years
 ................................................................................
Average Duration                       4.15
 ................................................................................
Weighted Average Credit Quality          A+
 ................................................................................
Number of Issues                        203

 ................................................................................

Credit Quality



AAA/U.S. Guaranteed                            35%
 ................................................................................
AA                                              9%
 ................................................................................
A                                              18%
 ................................................................................
BBB                                            21%
 ................................................................................
NR                                             15%
 ................................................................................
Other                                           2%

 ................................................................................

Sector Diversification (Top 5)



                    Housing/Multifamily                 11%
                    Tax Obligation/Limited              13%
                    Other                               33%
                    Education and Civic
                     Organizations                      13%
                    Utilities                           17%
                    Healthcare                          13%

3. Peer Group returns represent the average annualized returns of the funds in the Lipper National Short Intermediate Municipal Debt Category. Returns assume reinvestment of dividends and do not reflect any applicable sales charges.
4. As a percent of offering price unless otherwise noted. Authorized dealers and other firms may charge additional fees for shareholder transactions or for advisory services. Please see their materials for details.
5. Class R shares may be purchased only under limited circumstances, or by specified classes of investors. See "How You Can Buy and Sell Shares."
6. Reduced Class A sales charges apply to purchases of $50,000 or more. See "How You Can Buy and Sell Shares."
7. As a percentage of the lesser of purchase price or redemption proceeds.
8. Certain Class A purchases at net asset value of $1 million or more may be subject to a contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase. See "How You Can Buy and Sell Shares."

9. Class C shares redeemed within one year of purchase are subject to a 1%
   CDSC.

10. Long-term holders of Class C shares may pay more in Rule 12b-1 fees and CDSCs than the economic equivalent of the maximum front-end sales charge permitted under the National Association of Securities Dealers Conduct Rules.
                                                             Section 1 The Funds

Section 2 How We Manage Your Money

                 To help you understand how the funds' assets are managed, this section includes a detailed discussion of the adviser's investment and risk management strategies. For a more complete discussion of these matters, please consult the Statement of Additional Information.

                 Nuveen Advisory Corp. ("Nuveen Advisory"), the funds' investment adviser, together with its advisory affiliate, Nuveen Institutional Advisory Corp., offer premier advisory and investment management services to a broad range of mutual fund clients. In the Nuveen family, these advisers are commonly referred to as Nuveen Investment Management or NIM. Nuveen Advisory is responsible for the selection and on-going monitoring of the municipal bonds in the funds' investment portfolios, managing the funds' business affairs and providing certain clerical, bookkeeping and other administrative services. The NIM advisers are located at 333 West Wacker Drive, Chicago, IL 60606.
                 [WHO MANAGES THE FUNDS]

                 The NIM advisers are wholly owned subsidiaries of Nuveen Investments ("Nuveen"). Founded in 1898, Nuveen has been synonymous with investments that withstand the test of time. Today we provide managed assets and structured investment products and services to help financial advisors serve the wealth management needs of individuals and families. Nuveen manages or oversees $77 billion in assets.


                 Nuveen Advisory is responsible for execution of specific investment strategies and day-to-day investment operations. Nuveen Advisory manages each fund using a team of analysts and portfolio managers that focus on a specific group of funds. Day-to-day operation of each fund and the execution of its specific investment strategies is the responsibility of the designated portfolio manager described below.

                 Stephen S. Peterson is the co-portfolio manager for the High Yield Fund and has managed the fund since its inception. Mr. Peterson, a Chartered Financial Analyst, has been a portfolio manager with Nuveen Advisory since 1991, becoming an Assistant Vice President in 1996 and a Vice President in 1997. Mr. Peterson currently manages investments for seven Nuveen-sponsored investment companies.


                 John V. Miller is the co-portfolio manager for the High Yield Fund. Mr. Miller, a Charted Financial Analyst, has been a research analyst with Nuveen Advisory since 1996, and has maintained a focus on high yield credits in the utility and industrial development bond sectors. Mr. Miller was promoted to Assistant Vice President of Nuveen in 2000. He was previously an analyst with C.W. Henderson & Asso., a municipal bond manager for private accounts.

                 Richard Huber is the portfolio manager for the All-American Fund and the Limited Term Fund. Mr. Huber has managed the funds since 1995 and since 1987, had been an employee of Flagship Financial Inc., the funds' prior investment adviser, until becoming a Vice President of Nuveen Advisory upon the acquisition of Flagship Resources Inc. by The John Nuveen Company in January 1997. He currently manages investments for ten Nuveen-sponsored investment companies.

Section 2 How We Manage Your Money

                 Steven J. Krupa is the portfolio manager for the Insured Fund. Mr. Krupa has managed the fund since 1994 and has been a Vice President of Nuveen Advisory since 1990, and currently manages investments for nine Nuveen-sponsored investment companies.


                 Thomas C. Spalding, a Chartered Financial Analyst, is the portfolio manager for the Intermediate Duration Fund. Mr. Spalding has managed the fund since 1978 and has been a Vice President of Nuveen Advisory since 1978. He currently manages investments for eleven Nuveen-sponsored investment companies.




                 For the most recent fiscal year, the funds paid the following management fees to Nuveen Advisory as a percentage of net assets:



                 Nuveen High Yield Municipal Bond Fund             .59%
                 ..............................................................
                 Nuveen All-American Municipal Bond Fund           .49%
                 ..............................................................
                 Nuveen Insured Municipal Bond Fund                .48%
                 ..............................................................
                 Nuveen Intermediate Duration Municipal Bond Fund  .45%
                 ..............................................................
                 Nuveen Limited Term Municipal Bond Fund           .44%

                 ..............................................................


                 WHAT SECURITIES WE INVEST IN

                 Each fund's investment objective may not be changed without shareholder approval. The following investment policies may be changed by the Board of Trustees without shareholder approval unless otherwise noted in this prospectus or the Statement of Additional Information.

                 Municipal Bonds

                 The funds invest primarily in municipal bonds that pay interest that is exempt from regular federal income tax. Income from these bonds may be subject to the federal alternative minimum tax.

                 States, local governments and municipalities issue municipal bonds to raise money for various public purposes such as building public facilities, refinancing outstanding obligations and financing general operating expenses. These bonds include general obligation bonds, which are backed by the full faith and credit of the issuer and may be repaid from any revenue source, and revenue bonds, which may be repaid only from the revenue of a specific facility or source.

                 The funds may purchase municipal bonds that represent lease obligations. These carry special risks because the issuer of the bonds may not be obligated to appropriate money annually to make payments under the lease. In order to reduce this risk, the funds will only purchase these bonds where the issuer has a strong incentive to continue making appropriations until maturity.

                 In evaluating municipal bonds of different credit qualities or maturities, Nuveen Advisory takes into account the size of yield spreads. Yield spread is the additional return the funds may earn by taking on additional credit risk or interest rate risk. For example, yields on low quality bonds are higher than yields on high quality bonds because investors must be compensated for incurring the higher credit risk associated with low quality bonds. If yield spreads do not provide adequate compensation for the additional risk associated with low quality bonds, the funds will buy bonds of relatively higher quality. Similarly, in evaluating bonds of different maturities, Nuveen Advisory evaluates the comparative yield available on these bonds. If yield spreads on long-term bonds do not compensate the funds adequately for the additional interest rate risk the funds must assume, the funds will buy bonds of relatively shorter maturity. In addition, municipal bonds in a particular industry
                                              Section 2 How We Manage Your Money
                 may provide higher yields relative to their risk compared to bonds in other industries. If that occurs, a fund may buy relatively more bonds from issuers in that industry. In that case, the fund's portfolio composition would change from time to time.

                 Credit Quality

                 The All-American, Insured, Intermediate Duration and Limited Term Funds purchase only quality municipal bonds that are either rated investment grade (AAA/Aaa to BBB/Baa) by independent rating agencies at the time of purchase or are non-rated but judged to be investment grade by Nuveen Advisory. Each of these funds, except the Insured Fund, will invest at least 80% of its net assets in investment-grade quality municipal bonds. The Insured Fund will invest at least 65% of its net assets in insured municipal bonds, and will invest at least 80% of its net assets in municipal bonds that are either insured or backed by U.S. Government securities.


                 High Yield Fund. Under normal circumstances, at least 65% of the High Yield Fund's net assets will be invested in medium- to low-quality municipal bonds rated BBB/Baa or lower by independent rating agencies, or if unrated, judged by Nuveen Advisory to be of comparable quality. The High Yield Fund may invest up to 10% of its net assets in defaulted municipal bonds. "Defaulted" means that the bond's issuer has not paid principal or interest on time. Municipal bonds that are rated below investment grade (BB/Ba or lower) are commonly known as "high yield," "high risk" or "junk" bonds. They typically offer higher yields but involve greater risks, including the possibility of default or bankruptcy, and increased market price volatility.


                 The High Yield Fund may invest in higher quality municipal bonds (those rated AAA/Aaa to A or, if unrated, judged by Nuveen Advisory to be of comparable quality) or in short-term, high-quality investments. The High Yield Fund may do this as a temporary defensive measure, in response to unusual market conditions, when there is a lack of acceptable lower rated bonds or at times when yield spreads do not justify the increased risks of investing in lower rated bonds. If the High Yield Fund invests in higher quality municipal bonds, it may not be able to achieve its investment objectives.

                 Portfolio Maturity and Duration

                 Each fund buys municipal bonds with different maturities in pursuit of its investment objective, but maintains under normal market conditions an investment portfolio with an overall weighted average maturity within a defined range. The Limited Term Fund maintains a weighted average portfolio maturity of 1 to 7 years. The High Yield, Insured and All-American Funds are long-term funds and normally maintain a weighted average portfolio maturity of 15 to 30 years.


                 The Intermediate Duration Fund maintains a weighted average portfolio duration of 3 to 10 years. Maturity measures the time until a bond makes its final payment. Duration measures the bond's expected life on a present value basis, taking into account the bond's yield, interest payments and final maturity. Duration is a reasonably accurate measure of a bond's price sensitivity to changes in interest rates. The longer the duration of a bond, the greater the bond's price sensitivity is to changes in interest rates. The adviser intends to maintain the Intermediate Duration Fund's duration within a defined range (currently between 4.5 and 7 years) over time in order to be classified as an intermediate fund.
Section 2 How We Manage Your Money

                 Inverse Floating Rate Securities

                 Each fund may invest up to 15% of its total assets in municipal securities whose coupons vary inversely with changes in short-term tax-exempt interest rates and which therefore are a leveraged investment in an underlying municipal bond (or securities with similar economic characteristics). These securities present special risks for two reasons: (1) if short-term interest rates rise (fall), the income the fund earns on the inverse floating rate security will fall (rise); and (2) if long-term interest rates rise (fall), the value of the inverse floating rate security will fall (rise) more than the value of the underlying bond because of the leveraged nature of the investment. These securities generally are illiquid. The funds will seek to buy these securities at attractive values and yields that more than compensate the funds for their higher income and price volatility and reduced liquidity.

                 Forwards and Delayed-Delivery Settlement

                 Each fund may enter into contracts to purchase securities for a specified price at a future date later than the normal settlement date. If the delayed settlement takes place less than 61 days after purchase, it is referred to as a "delayed-delivery" transaction. Newly issued municipal bonds sold on a "when-issued" basis represent a common form of delayed-delivery transaction. If settlement takes place more than 60 days after purchase, the transaction is called a "forward." These transactions involve an element of risk because the value of the security to be purchased may decline before the settlement date.

                 Municipal "forwards" pay higher interest rates after settlement than standard bonds, to compensate the buyer for bearing market risk but deferring income during the settlement period, and can often be bought at attractive prices and yields. If a fund knows that a portfolio bond will, or is likely to, be called or mature on a specific future date, the fund may buy a forward settling on or about that date to replace the called or maturing bond and "lock in" a currently attractive interest rate. Also, the High Yield Fund may invest up to 15% of its assets in forwards that do not serve to replace a specific bond.

                 Insurance (Insured Fund)

                 The Insured Fund primarily purchases insured municipal bonds. Insured municipal bonds are either covered by individual, permanent insurance policies (obtained either at the time of issuance or subsequently) or covered "while in fund" under a master portfolio insurance policy purchased by the fund. Insurance guarantees only the timely payment of interest and principal on the bonds; it does not guarantee the value of either individual bonds or fund shares.


                 Portfolio insurance policies are effective only so long as the Insured Fund continues to own the covered bond, and the price the fund would receive upon sale of such a bond would not benefit from the insurance. Insurers under master portfolio insurance policies may include MBIA Insurance Corp., Ambac Assurance Corporation, Financial Security Assurance Inc. and Financial Guaranty Insurance Company. The Insured Fund's investment adviser may obtain master policies from other insurers, but only from insurers that specialize in insuring municipal bonds and whose claims-paying ability is rated Aaa or AAA by Moody's or S&P. Insurers are responsible for making their own assessment of the insurability of a municipal bond.


                 The Insured Fund can invest up to 20% of its net assets in uninsured municipal bonds that are backed by an escrow containing sufficient U.S. Government or U.S. Government agency securities to ensure timely payment of principal and interest. These bonds are normally regarded as having the credit characteristics of the underlying U.S. Government-backed securities.
                                              Section 2 How We Manage Your Money

                 Short-Term Investments

                 Under normal market conditions, each fund may invest up to 20% of net assets in short-term, high quality municipal bonds. See "How We Manage Risk--Hedging and Other Defensive Investment Strategies." The funds may invest in short-term, high quality taxable securities if suitable short-term municipal bonds are not available at reasonable prices and yields. If the funds invest in taxable securities, they may not achieve their investment objective. For more information on eligible short-term investments, see the Statement of Additional Information.

                 HOW WE SELECT INVESTMENTS

                 Nuveen Advisory selects municipal bonds for the funds based upon its assessment of a bond's relative value in terms of current yield, price, credit quality and future prospects. Nuveen Advisory is supported by Nuveen's award-winning team of specialized research analysts who review municipal securities available for purchase, monitor the continued creditworthiness of each fund's municipal investments, and analyze economic, political and demographic trends affecting the municipal markets. We utilize these resources to identify municipal bonds with favorable characteristics we believe are not yet recognized by the market. We then select those higher-yielding and undervalued municipal bonds that we believe represent the most attractive values.

                 Portfolio Turnover

                 Each fund buys and sells portfolio securities in the normal course of its investment activities. The proportion of a fund's investment portfolio that is sold and replaced with new securities during a year is known as the fund's portfolio turnover rate. The funds intend to keep portfolio turnover relatively low in order to reduce trading costs and the realization of taxable capital gains. Each fund, however, may make limited short-term trades to take advantage of market opportunities or reduce market risk.


                 WHAT THE RISKS ARE

                 Risk is inherent in all investing. Investing in a mutual fund--even the most conservative--involves risk, including the risk that you may receive little or no return on your investment or even that you may lose part or all of your investment. Therefore, before investing you should consider carefully the following risks that you assume when you invest in these funds. Because of these and other risks, you should consider an investment in any of these funds to be a long-term investment.

                 Credit risk: Each fund is subject to credit risk. Credit risk is the risk that an issuer of a municipal bond will be unable to meet its obligation to make interest and principal payments due to changing financial or market conditions. Credit risk is higher for the High Yield Fund because it invests in lower-rated municipal bonds.

                 Interest rate risk: Because the funds invest in fixed-income securities, the funds are subject to interest rate risk. Interest rate risk is the risk that the value of a fund's portfolio will decline because of rising interest rates. Interest rate risk is generally lower for shorter-term investments and higher for longer-term investments.
Section 2 How We Manage Your Money

                 Income risk: The risk that the income from a fund's portfolio will decline because of falling market interest rates. This can result when the fund invests the proceeds from new share sales, or from matured or called bonds, at market interest rates that are below the portfolio's current earnings rate. Also, if a fund invests in inverse floating rate securities, whose income payments vary inversely with changes in short-term market rates, the fund's income may decrease if short-term interest rates rise.

                 Inflation risk: The risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of each fund's assets can decline as can the value of the fund's distributions.


                 HOW WE MANAGE RISK

                 In pursuit of its investment objectives, each fund assumes investment risk, chiefly in the form of credit risk and interest rate risk. The funds limit this investment risk generally by restricting the type and maturities of municipal bonds they purchase, and by diversifying their investment portfolios geographically as well as across different industry sectors.


                 The Insured Fund also limits investment risk by primarily buying insured municipal bonds.

                 Investment Limitations

                 The funds have adopted certain investment limitations (based on total assets) that cannot be changed without shareholder approval and are designed to limit your investment risk and maintain portfolio diversification. Each fund may not have more than:


                  . 25% in any one industry such as electric utilities or
                    health care.

                  . 10% in borrowings (33% if used to meet redemptions).

                  . 5% in securities of any one issuer (except U.S. Government securities or for 25% of its assets). This limitation does not apply to the High Yield Fund.


                 Hedging and Other Defensive Investment Strategies

                 Each fund may invest up to 100% in cash equivalents and short-term investments as a temporary defensive measure in response to adverse market conditions, or to keep cash on hand fully invested. During these periods, the weighted average maturity of a fund's investment portfolio may fall below the defined range described under "Portfolio Maturity."

                 Each fund may also use various investment strategies designed to limit the risk of bond price fluctuations and to preserve capital. These hedging strategies include using financial futures contracts, options on financial futures, or options based on either an index of long-term tax-free securities or on debt securities whose prices, in Nuveen Advisory's opinion, correlate with the prices of the funds' investments. The funds, however, have no present intent to use these strategies.
                                              Section 2 How We Manage Your Money

Section 3 How You Can Buy and Sell Shares

                 We offer four classes of fund shares, each with a different combination of sales charges, fees, eligibility requirements and other features. Your financial advisor can help you determine which class is best for you. We offer a number of services for your convenience. Please see the Statement of Additional Information for further details.

                 WHAT SHARE CLASSES WE OFFER

                 Class A Shares

                 You can buy Class A shares at the offering price, which is the net asset value per share plus an up-front sales charge. You may qualify for a reduced sales charge, or the sales charge may be waived, as described in "How to Reduce Your Sales Charge." Class A shares are also subject to an annual service fee of .20% of the fund's average daily net assets that compensates your financial advisor for providing ongoing service to you. Nuveen retains the up-front sales charge and the service fee on accounts with no authorized dealer of record. The up-front Class A sales charge for the High Yield, All-American and Insured Funds is as follows:


                                                                                    Authorized Dealer
                                       Sales Charge as % of  Sales Charge as % of  Commission as % of
               Amount of Purchase      Public Offering Price Net Amount Invested  Public Offering Price

               Less than $50,000               4.20%                4.38%               3.70%
                 ..............................................................
               $50,000 but less than
               $100,000                        4.00%                4.18%               3.50%
                 ..............................................................
               $100,000 but less than
               $250,000                        3.50%                3.63%               3.00%
                 ..............................................................
               $250,000 but less than
               $500,000                        2.50%                2.56%               2.00%
                 ..............................................................
               $500,000 but less than
               $1,000,000                      2.00%                2.04%               1.50%
                 ..............................................................
               $1,000,000 and over             --/1/                --                  1.00%/1/

                 ..............................................................



                 The up-front Class A sales charge for the Intermediate Duration Fund is as follows:



                                                                                    Authorized Dealer
                                       Sales Charge as % of  Sales Charge as % of  Commission as % of
               Amount of Purchase      Public Offering Price Net Amount Invested  Public Offering Price

               Less than $50,000               3.00%                3.09%               2.50%
                 ..............................................................
               $50,000 but less than
               $100,000                        2.50%                2.56%               2.00%
                 ..............................................................
               $100,000 but less than
               $250,000                        2.00%                2.04%               1.50%
                 ..............................................................
               $250,000 but less than
               $500,000                        1.50%                1.52%               1.25%
                 ..............................................................
               $500,000 but less than
               $1,000,000                      1.25%                1.27%               1.00%
                 ..............................................................
               $1,000,000 and over             --/1/                --                  0.75%/1/


                 .........................................................

Section 3 How You Can Buy and Sell Shares

                 The up-front Class A sales charge for the Limited Term Fund is as follows:


                                                                                    Authorized Dealer
                                       Sales Charge as % of  Sales Charge as % of  Commission as % of
               Amount of Purchase      Public Offering Price Net Amount Invested  Public Offering Price

               Less than $50,000               2.50%                2.56%               2.00%
                 ..............................................................
               $50,000 but less than
               $100,000                        2.00%                2.04%               1.60%
                 ..............................................................
               $100,000 but less than
               $250,000                        1.50%                1.52%               1.20%
                 ..............................................................
               $250,000 but less than
               $500,000                        1.25%                1.27%               1.00%
                 ..............................................................
               $500,000 but less than
               $1,000,000                      0.75%                0.76%               0.60%
                 ..............................................................
               $1,000,000 and over             --/1/                --                  0.50%/1/

                 ..............................................................

                 /1/You can buy $1 million or more of Class A shares at net asset value without an up-front sales charge. Nuveen pays authorized dealers of record on these share purchases a sales commission of 1.00% (0.75% and 0.50%, respectively, for the Intermediate Duration and Limited Term Funds) of the first $2.5 million, plus .50% of the next $2.5 million, plus .25% (0.50% for the Intermediate Duration Fund) of the amount over $5.0 million. If you redeem your shares within 18 months of purchase, you may have to pay a Contingent Deferred Sales Charge (CDSC) of 1% (0.75% and 0.50%, respectively, for the Intermediate Duration and Limited Term Funds) of either your purchase price or your redemption proceeds, whichever is lower. You do not have to pay this CDSC if your financial advisor has made arrangements with Nuveen and agrees to waive the commission.


                 Class B Shares

                 You can buy Class B shares at the offering price, which is the net asset value per share without any up-front sales charge so that the full amount of your purchase is invested in the fund. However, you will pay annual distribution and service fees of .95% of average daily net assets. The annual .20% service fee compensates your financial advisor for providing ongoing service to you. Nuveen retains the service fee on accounts with no authorized dealer of record. The annual .75% distribution fee compensates Nuveen for paying your financial advisor a 4% up-front sales commission, which includes an advance of the first year's service fee. If you sell your shares within six years of purchase, you will normally have to pay a CDSC based on either your purchase price or what you sell your shares for, whichever amount is lower, according to the following schedule. You do not pay a CDSC on any Class B shares you purchase by reinvesting dividends. The Limited Term Fund does not currently offer Class B shares.


                 Class B shares automatically convert to Class A shares eight years after you buy them so that the distribution fees you pay over the life of your investment are limited. You will continue to pay an annual service fee on any converted Class B shares.

               Years Since Purchase    0-1   1-2   2-3   3-4   4-5   5-6   Over 6

               CDSC                    5%    4%    4%    3%    2%    1%     None

                 ..............................................................

                 Class C Shares

                 You can buy Class C shares at the offering price, which is the net asset value per share without any up-front sales charge so that the full amount of your purchase is invested in the fund. However, you will pay annual distribution and service fees of .75% (.55% for the Limited Term Fund) of average daily net assets. The annual .20% service fee compensates your financial advisor for providing ongoing service to you. Nuveen retains the service fee on accounts with no authorized dealer of record. The annual .55% (.35% for the Limited Term Fund) distribution fee reimburses Nuveen for paying your financial advisor an ongoing sales commission as well as an advance of the first year's service and distribution fees. If you sell your shares within 12 months of purchase, you will normally have to pay a 1% CDSC based on your purchase or sale price, whichever is lower. You do not pay a CDSC on any Class C shares you purchase by reinvesting dividends.

                                       Section 3 How You Can Buy and Sell Shares

                 Class R Shares

                 You may purchase Class R shares only under limited circumstances, at the offering price, which is the net asset value on the day of purchase. In order to qualify, you must be eligible under one of the programs described in "How to Reduce Your Sales Charge" (below) or meet certain other purchase size criteria. Class R shares are not subject to sales charges or ongoing service or distribution fees. Class R shares have lower on-going expenses than the other classes.

                 HOW TO REDUCE YOUR SALES CHARGE

                 We offer a number of ways to reduce or eliminate the up-front sales charge on Class A shares or to qualify to purchase Class R shares.

                 Class A Sales    Class A Sales    Class R
                 Charge           Charge Waivers   Eligibility
                 Reductions       . Nuveen         . Certain
                 . Rights of        Defined          employees
                   accumulation     Portfolio or     and
                 . Letter of        Exchange-        directors of
                   intent           Traded Fund      Nuveen or
                 . Group            reinvestment     employees of
                   purchase       . Certain          authorized
                                    employees        dealers
                                    and            . Bank trust
                                    directors of     departments
                                    Nuveen or
                                    employees of
                                    authorized
                                    dealers
                                  . Bank trust
                                    departments

                 In addition, Class A shares at net asset value and Class R shares may be purchased through registered investment advisers, certified financial planners and registered broker-dealers who charge asset-based or comprehensive "wrap" fees for their services. Please refer to the Statement of Additional Information for detailed program descriptions and eligibility requirements. Additional information is available from your financial advisor or by calling (800) 257-8787. Your financial advisor can also help you prepare any necessary application forms. You or your financial advisor must notify Nuveen at the time of each purchase if you are eligible for any of these programs. The funds may modify or discontinue these programs at any time.

                 HOW TO BUY SHARES

                 Fund shares may be purchased on any business day, which is any day the New York Stock Exchange is open for business and normally ends at 4 p.m. New York time. Generally, the Exchange is closed on weekends and national holidays. The share price you pay will depend on when Nuveen receives your order. Orders received before the close of trading on a business day will receive that day's closing share price, otherwise you will receive the next business day's price.

                 Through a Financial Advisor

                 You may buy shares through your financial advisor, who can handle all the details for you, including opening a new account. Financial advisors can also help you review your financial needs and formulate long-term investment goals and objectives. In addition, financial advisors generally can help you develop a customized financial plan, select investments and monitor and review your portfolio on an on-going basis to help assure your investments continue to meet your needs as circumstances change. Financial advisors are paid for on-
Section 3 How You Can Buy and Sell Shares
                 going investment advice and services either from fund sales charges and fees or by charging you a separate fee in lieu of a sales charge. If you do not have a financial advisor, call
                 (800) 257-8787 and Nuveen can refer you to one in your area.

                 By Mail

                 You may open an account and buy shares by mail by completing the enclosed application and mailing it along with your check to: Nuveen Investor Services, P.O. Box 660086, Dallas, Texas 75266-0086. No third party checks will be accepted.


                 Investment Minimums

                 The minimum initial investment is $3,000 ($50 through systematic investment plan accounts) and may be lower for accounts opened through certain fee-based programs. Subsequent investments must be in amounts of $50 or more. The funds reserve the right to reject purchase orders and to waive or increase the minimum investment requirements.

                 SYSTEMATIC INVESTING

                 Systematic investing allows you to make regular investments through automatic deductions from your bank account, directly from your paycheck, or by exchanging shares from another mutual fund account. The minimum automatic deduction is $50 per month. There is no charge to participate in each fund's systematic investment plan. To take advantage of this investing opportunity, simply complete the appropriate section of the account application form or submit an Account Update Form. You can stop the deductions at any time by notifying the fund in writing.


                 From Your Bank Account

                 You can make systematic investments of $50 or more per month by authorizing us to draw preauthorized checks on your bank account.

                 From Your Paycheck

                 With your employer's consent, you can make systematic investments of $25 or more per pay period (meeting the monthly minimum of $50) by authorizing your employer to deduct monies from your paycheck.

                 Systematic Exchanging

                 You can make systematic investments by authorizing Nuveen to exchange shares from one Nuveen mutual fund account into another identically registered Nuveen account of the same share class.
                                       Section 3 How You Can Buy and Sell Shares

                 The chart below illustrates the benefits of systematic investing based on a $3,000 initial investment and subsequent monthly investments of $100 over 20 years. The example assumes you earn a return of 4%, 5% or 6% annually on your investment and that you reinvest all dividends. These annual returns do not reflect past or projected fund performance.

                                                            [GRAPH APPEARS HERE]
                                                           [PLOT POINTS TO COME]

                 One of the benefits of systematic investing is dollar cost averaging. Because you regularly invest a fixed amount of money over a period of years regardless of the share price, you buy more shares when the price is low and fewer shares when the price is high. As a result, the average share price you pay should be less than the average share price of fund shares over the same period. To be effective, dollar cost averaging requires that you invest over a long period of time, and does not assure that you will profit.

                 SYSTEMATIC WITHDRAWAL

                 If the value of your fund account is at least $10,000, you may request to have $50 or more withdrawn automatically from your account. You may elect to receive payments monthly, quarterly, semi-annually or annually, and may choose to receive a check, have the monies transferred directly into your bank account (see "Special Services--Fund Direct" below), paid to a third party or sent payable to you at an address other than your address of record. You must complete the appropriate section of the account application or Account Update Form to participate in each fund's systematic withdrawal plan.


                 You should not establish systematic withdrawals if you intend to make concurrent purchases of Class A, B or C shares because you may unnecessarily pay a sales charge or CDSC on these purchases.
Section 3 How You Can Buy and Sell Shares

                 SPECIAL SERVICES

                 To help make your investing with us easy and efficient, we offer you the following services at no extra cost.

                 Exchanging Shares

                 You may exchange fund shares into an identically registered account at any time for an appropriate class of another Nuveen mutual fund available in your state. Your exchange must meet the minimum purchase requirements of the fund into which you are exchanging. You may have to pay a sales charge when exchanging shares that you purchased without a sales charge for shares that are sold with a sales charge. Please consult the Statement of Additional Information for details.


                 The exchange privilege is not intended to allow you to use a fund for short-term trading. Because excessive exchanges may interfere with portfolio management, raise fund operating expenses or otherwise have an adverse effect on other shareholders, each fund reserves the right to revise or suspend the exchange privilege, limit the amount or number of exchanges, or reject any exchange.

                 The funds may change or cancel their exchange policy at any time upon 60 days' notice. Because an exchange is treated for tax purposes as a purchase and sale, and any gain may be subject to tax, you should consult your tax advisor about the tax consequences of exchanging your shares.

                 Fund DirectSM

                 The Fund Direct Program allows you to link your fund account to your bank account, transfer money electronically between these accounts, and perform a variety of account transactions, including purchasing shares by telephone and investing through a systematic investment plan. You also may have dividends, distributions, redemption payments or systematic withdrawal plan payments sent directly to your bank account. Your financial advisor can help you complete the forms for these services, or you can call Nuveen at
                 (800) 257-8787 for copies of the necessary forms.

                 Reinstatement Privilege

                 If you redeem fund shares, you may reinvest all or part of your redemption proceeds up to one year later without incurring any additional charges. You may only reinvest into the same share class you redeemed. If you paid a CDSC, we will refund your CDSC and reinstate your holding period. You may use this reinstatement privilege only once for any redemption.

                 HOW TO SELL SHARES

                 You may sell (redeem) your shares on any business day. You will receive the share price next determined after the fund has received your properly completed redemption request. Your redemption request must be received before the close of trading for you to receive that day's price. If you are selling shares purchased recently with a check, you will not receive your redemption proceeds until your check has cleared. This may take up to ten business days from your purchase date. While the funds do not charge a redemption fee, you may be assessed a CDSC, if applicable. When you redeem Class A, Class B, or Class C shares subject to a CDSC, each fund will first redeem any shares that are not subject to a CDSC, and then redeem the shares you have owned for the longest period of time, unless you ask the fund to redeem your shares in a different order. No CDSC is imposed on shares you buy through the


                                       Section 3 How You Can Buy and Sell Shares
                 reinvestment of dividends and capital gains. The holding period is calculated on a monthly basis and begins on the first day of the month in which you buy shares. When you redeem shares subject to a CDSC, the CDSC is calculated on the lower of your purchase price or redemption proceeds, deducted from your redemption proceeds, and paid to Nuveen.
                 The CDSC may be waived under certain special circumstances as described in the Statement of Additional Information.

                 Through Your Financial Advisor

                 You may sell your shares through your financial advisor who can prepare the necessary documentation. Your financial advisor may charge for this service.


                 By Telephone

                 If you have authorized telephone redemption privileges, you can redeem your shares by calling (800) 257-8787. Telephone redemptions are not available if you own shares in certificate form and may not exceed $50,000. Checks will only be issued to you as the shareholder of record and mailed to your address of record. If you have established Fund Direct privileges, you may have redemption proceeds transferred electronically to your bank account. We will normally mail your check the next business day.

                 By Mail

                 You can sell your shares at any time by sending a written request to the appropriate fund, c/o Nuveen Investor Services, P.O. Box 660086, Dallas, Texas 75266-0086. Your request must include the following information:


                  . The fund's name;

                  . Your name and account number;

                  . The dollar or share amount you wish to redeem;

                  . The signature of each owner exactly as it appears on the account;

                  . The name of the person to whom you want your redemption
                    proceeds paid (if other than to the shareholder of record);

                  . The address where you want your redemption proceeds sent
                    (if other than the address of record);

                  . Any certificates you have for the shares; and

                  . Any required signature guarantees.

                 We will normally mail your check the next business day, but in no event more than seven days after we receive your request. If you purchased your shares by check, your redemption proceeds will not be mailed until your check has cleared. Guaranteed signatures are required if you are redeeming more than $50,000, you want the check payable to someone other than the shareholder of record or you want the check sent to another address (or the address of record has been changed within the last 60 days). Signature guarantees must be obtained from a bank, brokerage firm or other financial intermediary that is a member of an approved Medallion Guarantee Program or that a fund otherwise approves. A notary public cannot provide a signature guarantee.


                 Redemptions In-Kind

                 The funds generally pay redemption proceeds in cash. Under unusual conditions that make cash payment unwise and for the protection of existing shareholders, the funds may pay all or a portion of your redemption proceeds in securities or other fund assets. Although it is unlikely that your shares would be redeemed in-kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from that sale.



An Important
Note About
Telephone
Transactions

Although
Nuveen
Investor
Services has
certain
safeguards and
procedures to
confirm the
identity of
callers, it
will not be
liable for
losses
resulting from
following
telephone
instructions
it reasonably
believes to be
genuine. Also
you should
verify your
trade
confirmations
immediately
upon receipt.


An Important
Note About
Involuntary
Redemption

From time to
time, the
funds may
establish
minimum
account size
requirements.
The funds
reserve the
right to
liquidate your
account upon
30 days'
written notice
if the value
of your
account falls
below an
established
minimum. The
funds
presently have
set a minimum
balance of
$100 unless
you have an
active Nuveen
Defined
Portfolio
reinvestment
account. You
will not be
assessed a
CDSC on an
involuntary
redemption.
Section 3 How You Can Buy and Sell Shares

Section 4 General Information

                 To help you understand the tax implications of investing in the funds, this section includes important details about how the funds make distributions to shareholders. We discuss some other fund policies, as well.

                 DIVIDENDS, DISTRIBUTIONS AND TAXES

                 The funds pay tax-free dividends monthly and any taxable capital gains or other taxable distributions once a year in December. The funds declare dividends monthly to shareholders of record as of the ninth of each month, usually payable the first business day of the following month.


                 Payment and Reinvestment Options

                 The funds automatically reinvest your dividends in additional fund shares unless you request otherwise. You may request to have your dividends paid to you by check, deposited directly into your bank account, paid to a third party, sent to an address other than your address of record or reinvested in shares of another Nuveen mutual fund. For further information, contact your financial advisor or call Nuveen at
                 (800) 257-8787.

                 Taxes and Tax Reporting

                 Because the funds invest primarily in municipal bonds, the regular monthly dividends you receive will generally be exempt from regular federal income tax. All or a portion of these dividends, however, may be subject to state and local taxes or to the federal alternative minimum tax (AMT).


                 Although the funds do not seek to realize taxable income or capital gains, the funds may realize and distribute taxable income or capital gains from time to time as a result of the funds' normal investment activities. The funds' distributions of these amounts are taxed as ordinary income or capital gains and are taxable whether received in cash or reinvested in additional shares. These distributions may also be subject to state and local tax. Dividends from the funds' long-term capital gains are taxable as capital gains, while dividends from short-term capital gains and net investment income are generally taxable as ordinary income. The funds' taxable dividends are not expected to qualify for a dividends received deduction if you are a corporate shareholder.


                 Early in each year, you will receive a statement detailing the amount and nature of all dividends and capital gains that you were paid during the prior year. If you hold your investment at the firm where you purchased your fund shares, you will receive the statement from that firm. If you hold your shares directly with the fund, Nuveen will send you the statement. The tax status of your dividends is not affected by whether you reinvest your dividends or elect to receive them in cash.


                 If you receive social security or railroad retirement benefits, you should consult your tax advisor about how an investment in the fund may affect the taxation of your benefits.


                 Each sale or exchange of fund shares may be a taxable event. For tax purposes, an exchange of fund shares for shares of a different Nuveen Fund is treated the same as a sale.

                                                   Section 4 General Information

                 Please note that if you do not furnish us with your correct Social Security number or employer identification number, you fail to provide certain certifications to the Internal Revenue Service (IRS), or the IRS notifies the fund to withhold, federal law requires the fund to withhold federal income tax from your distributions and redemption proceeds, at the applicable withholding rate.


                 Please consult the Statement of Additional Information and your tax advisor for more information about taxes.

                 Buying or Selling Shares Close to a Record Date

                 Buying fund shares shortly before the record date for a taxable dividend is commonly known as "buying the dividend." The entire dividend may be taxable to you even though a portion of the dividend effectively represents a return of your purchase price. Similarly, if you sell or exchange fund shares shortly before the record date for a tax-exempt dividend, a portion of the price you receive may be treated as a taxable capital gain even though it reflects tax-free income a fund has earned but not yet distributed.


                 Taxable Equivalent Yields

                 The taxable equivalent yield is the current yield you would need to earn on a taxable investment in order to equal a stated federal tax-free yield on a municipal investment. To assist you to more easily compare municipal investments like the funds with taxable alternative investments, the table below presents the taxable equivalent yields for a range of hypothetical federal tax-free yields and tax rates:

                 Taxable Equivalent of Tax-Free Yields



                                To Equal a Tax-Free Yield of:
                 ......................................................................
                                  4.00%       4.50%       5.00%       5.50%       6.00%
                 Tax Bracket:     A Taxable Investment Would Need to Yield:
                 ----------------------------------------------------------------------
                 27.5%            5.52%       6.21%       6.90%       7.59%       8.28%
                 ......................................................................
                 30.5%            5.76%       6.47%       7.19%       7.91%       8.63%
                 ......................................................................
                 35.5%            6.20%       6.98%       7.75%       8.53%       9.30%
                 ......................................................................
                 39.1%            6.57%       7.39%       8.21%       9.03%       9.85%
                 ......................................................................

                 The yields and tax rates shown above are hypothetical and do not predict your actual returns or effective tax rate. For more detailed information, see the Statement of Additional Information or consult your tax advisor.

                 Nuveen serves as the selling agent and distributor of the funds' shares. In this capacity, Nuveen manages the offering of the funds' shares and is responsible for all sales and promotional activities. In order to reimburse Nuveen for its costs in connection with these activities, including compensation paid to authorized dealers, each fund has adopted a distribution and service plan under Rule 12b-1 under the Investment Company Act of 1940. (See "How to Choose a Share Class" for a description of the distribution and service fees paid under this plan.)
                 [DISTRIBUTION AND SERVICE PLANS]
Section 4 General Information

                 Nuveen receives the distribution fee for Class B and Class C shares primarily for providing compensation to authorized dealers, including Nuveen, in connection with the distribution of shares. Nuveen uses the service fee for Class A, Class B, and Class C shares to compensate authorized dealers, including Nuveen, for providing on-going account services to shareholders. These services may include establishing and maintaining shareholder accounts, answering shareholder inquiries, and providing other personal services to shareholders. These fees also compensate Nuveen for other expenses, including printing and distributing prospectuses to persons other than shareholders, and preparing, printing, and distributing advertising and sales literature and reports to shareholders used in connection with the sale of shares. Because these fees are paid out of the funds' assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

                 Nuveen periodically undertakes sales promotion programs with authorized dealers and may pay them the full applicable sales charge as a commission. In addition, Nuveen may provide support at its own expense to authorized dealers in connection with sales meetings, seminars, prospecting seminars and other events at which Nuveen presents its products and services. Under certain circumstances, Nuveen also will share with authorized dealers up to half the costs of advertising that features the products and services of both parties. The Statement of Additional Information contains further information about these programs.

                 NET ASSET VALUE

                 The price you pay for your shares is based on each fund's net asset value per share which is determined as of the close of trading (normally 4:00 p.m. New York time) on each day the New York Stock Exchange is open for business. Net asset value is calculated for each class of each fund by taking the market value of the class' total assets, including interest or dividends accrued but not yet collected, less all liabilities, and dividing by the total number of shares outstanding. The result, rounded to the nearest cent, is the net asset value per share. All valuations are subject to review by the funds' Board of Trustees or its delegate.


                 In determining net asset value, expenses are accrued and applied daily and securities and other assets for which market quotations are available are valued at market value. The prices of municipal bonds are provided by a pricing service and based on the mean between the bid and asked price. When price quotes are not readily available (which is usually the case for municipal securities), the pricing service establishes fair market value based on prices of comparable municipal bonds.

                 FUND SERVICE PROVIDERS

                 The custodian of the assets of the funds is The Chase Manhattan Bank, P.O. Box 660086, Dallas, Texas 75266-0086. Chase also provides certain accounting services to the funds. The funds' transfer, shareholder services and dividend paying agent, Chase Global Funds Services Company, P.O. Box 660086, Dallas, Texas 75266-0086, performs bookkeeping, data processing and administrative services for the maintenance of shareholder accounts.

                                                   Section 4 General Information

  Section 5 Financial Highlights

                    The financial highlights table is intended to help you understand a fund's financial performance for the past 5 years or since the commencement of operations. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned on an investment in a fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen LLP, whose report, along with the funds' financial statements, are included in the SAI and annual report, which is available upon request.


Nuveen High Yield Municipal Bond Fund



Class
(Inception
Date)                    Investment Operations         Less Distributions
                      ----------------------------  --------------------------
                                        Net
                                   Realized
                                        and
                                 Unrealized                                     Ending
            Beginning        Net Investment                Net                     Net
Year Ended  Net Asset Investment       Gain         Investment  Capital          Asset     Total
April 30,       Value     Income     (Loss)  Total      Income    Gains  Total   Value Return(a)
-------------------------------------------------------------------------------------------------
Class A (6/99)
 2001          $18.60      $1.19     $  .34  $1.53      $(1.20)     $-- $(1.20) $18.93      8.52%
 2000(c)        20.00       1.06      (1.61)  (.55)       (.85)      --   (.85)  18.60     (2.69)
Class B (6/99)
 2001           18.58       1.06        .33   1.39       (1.06)      --  (1.06)  18.91      7.70
 2000(c)        20.00        .93      (1.61)  (.68)       (.74)      --   (.74)  18.58     (3.36)
Class C (6/99)
 2001           18.59       1.09        .35   1.44       (1.10)      --  (1.10)  18.93      7.96
 2000(c)        20.00        .96      (1.60)  (.64)       (.77)      --   (.77)  18.59     (3.16)
Class R (6/99)
 2001           18.61       1.20        .37   1.57       (1.24)      --  (1.24)  18.94      8.72
 2000(c)        20.00       1.05      (1.56)  (.51)       (.88)      --   (.88)  18.61     (2.50)
-------------------------------------------------------------------------------------------------
Class
(Inception
Date)                Ratios/Supplemental Data
            ---------------------------------------------
                                     Ratio of
                                          Net
                         Ratio of  Investment
                         Expenses   Income to
            Ending Net to Average     Average  Portfolio
Year Ended      Assets        Net         Net   Turnover
April 30,        (000)  Assets(b)   Assets(b)       Rate
-------------------------------------------------------------------------------------------------
Class A (6/99)
 2001          $14,899       1.22%       6.36%        11%
 2000(c)         5,291        .77*       6.22*        56
Class B (6/99)
 2001           10,958       1.97        5.63         11
 2000(c)         2,465       1.51*       5.42*        56
Class C (6/99)
 2001            4,675       1.78        5.81         11
 2000(c)         1,694       1.31*       5.62*        56
Class R (6/99)
 2001            2,845       1.09        6.43         11
 2000(c)         5,249        .57*       6.11*        56
-------------------------------------------------------------------------------------------------


* Annualized.
(a) Total returns are calculated on net asset value without any sales charge and are not annualized.

(b) After expense reimbursement from the investment adviser, where applicable. When custodian fee credits are applied, the Ratios of Expenses to Average Net Assets for 2001 are 1.20%, 1.95%, 1.76% and 1.07% for classes A, B, C and R, respectively, and the Ratios of Net Investment Income to Average Net Assets for 2001 are 6.38%, 5.65%, 5.83% and 6.45% for classes A, B, C and R, respectively.

(c) For the period June 7, 1999 (commencement of operations) through April 30, 2000.
Section 5 Financial Highlights

Nuveen All-American Municipal Bond Fund+



Class
(Inception
Date)                    Investment Operations         Less Distributions
                      ----------------------------  --------------------------
                                        Net
                                   Realized
                                        and
                                 Unrealized                                     Ending
            Beginning        Net Investment                Net                     Net
Year Ended  Net Asset Investment       Gain         Investment  Capital          Asset     Total
April 30,       Value     Income     (Loss)  Total      Income    Gains  Total   Value Return(a)
-------------------------------------------------------------------------------------------------
Class A (10/88)
 2001          $10.33       $.57     $  .36  $ .93       $(.56)   $  --  $(.56) $10.70      9.23%
 2000           11.43        .56      (1.08)  (.52)       (.56)    (.02)  (.58)  10.33     (4.48)
 1999           11.32        .57        .12    .69        (.57)    (.01)  (.58)  11.43      6.23
 1998           10.90        .60        .51   1.11        (.60)    (.09)  (.69)  11.32     10.32
 1997(c)        10.67        .55        .29    .84        (.55)    (.06)  (.61)  10.90      8.02
 1996(d)        10.79        .61       (.12)   .49        (.61)      --   (.61)  10.67      4.64
Class B (2/97)
 2001           10.34        .49        .36    .85        (.48)      --   (.48)  10.71      8.41
 2000           11.44        .49      (1.09)  (.60)       (.48)    (.02)  (.50)  10.34     (5.21)
 1999           11.33        .49        .12    .61        (.49)    (.01)  (.50)  11.44      5.46
 1998           10.91        .51        .51   1.02        (.51)    (.09)  (.60)  11.33      9.51
 1997(e)        10.98        .12       (.06)   .06        (.13)      --   (.13)  10.91       .54
Class C (6/93)
 2001           10.32        .51        .36    .87        (.50)      --   (.50)  10.69      8.63
 2000           11.42        .51      (1.09)  (.58)       (.50)    (.02)  (.52)  10.32     (5.02)
 1999           11.31        .51        .12    .63        (.51)    (.01)  (.52)  11.42      5.69
 1998           10.89        .53        .52   1.05        (.54)    (.09)  (.63)  11.31      9.75
 1997(c)        10.66        .50        .29    .79        (.50)    (.06)  (.56)  10.89      7.48
 1996(d)        10.78        .55       (.12)   .43        (.55)      --   (.55)  10.66      4.07
Class R (2/97)
 2001           10.34        .59        .36    .95        (.58)      --   (.58)  10.71      9.41
 2000           11.44        .59      (1.08)  (.49)       (.59)    (.02)  (.61)  10.34     (4.29)
 1999           11.32        .60        .13    .73        (.60)    (.01)  (.61)  11.44      6.54
 1998           10.91        .61        .51   1.12        (.62)    (.09)  (.71)  11.32     10.45
 1997(e)        10.99        .15       (.07)   .08        (.16)      --   (.16)  10.91       .69
-------------------------------------------------------------------------------------------------
Class
(Inception
Date)                Ratios/Supplemental Data
            ---------------------------------------------
                                     Ratio of
                                          Net
                         Ratio of  Investment
                         Expenses   Income to
            Ending Net to Average     Average  Portfolio
Year Ended      Assets        Net         Net   Turnover
April 30,        (000)  Assets(b)   Assets(b)       Rate
-------------------------------------------------------------------------------------------------
Class A (10/88)
 2001         $246,468        .87%       5.33%        27%
 2000          259,004        .84        5.29         53
 1999          312,238        .81        4.98         10
 1998          236,691        .81        5.27         20
 1997(c)       216,575        .87*       5.54*        39
 1996(d)       207,992        .83        5.60         79
Class B (2/97)
 2001           37,370       1.62        4.59         27
 2000           32,536       1.59        4.54         53
 1999           31,804       1.54        4.23         10
 1998            8,706       1.56        4.47         20
 1997(e)           711       1.55*       4.83*        39
Class C (6/93)
 2001           68,025       1.42        4.78         27
 2000           67,577       1.39        4.73         53
 1999           80,036       1.36        4.43         10
 1998           62,336       1.36        4.72         20
 1997(c)        54,850       1.42*       4.99*        39
 1996(d)        47,314       1.37        5.05         79
Class R (2/97)
 2001            2,546        .67        5.54         27
 2000            3,111        .64        5.50         53
 1999            2,737        .61        5.17         10
 1998            4,510        .61        5.42         20
 1997(e)           183        .61*       5.95*        39
-------------------------------------------------------------------------------------------------


* Annualized.
+ Information included prior to the 11 months ended April 30, 1997, reflects the financial highlights of Flagship All-American.
(a) Total returns are calculated on net asset value without any sales charge, and are not annualized.

(b) After expense reimbursement from the investment adviser, where applicable. When custodian fee credits are applied, the Ratios of Expenses to Average Net Assets for 2001 are .85%, 1.60%, 1.40% and .65% for classes A, B, C and R, respectively, and the Ratios of Net Investment Income to Average Net Assets for 2001 are 5.35%, 4.60%, 4.80% and 5.56% for classes A, B, C and R, respectively.

(c) For the 11 months ended April 30.
(d) For the year ended May 31.
(e) From commencement of class operations as noted through April 30.
                                                  Section 5 Financial Highlights

Nuveen Insured Municipal Bond Fund



Class
(Inception
Date)                    Investment Operations         Less Distributions
                      ----------------------------  --------------------------
                                        Net
                                   Realized
                                        and
                                 Unrealized                                     Ending
Year        Beginning        Net Investment                Net                     Net
Ended       Net Asset Investment       Gain         Investment  Capital          Asset     Total
April 30,       Value     Income     (Loss)  Total      Income    Gains  Total   Value Return(a)
-------------------------------------------------------------------------------------------------
Class A (9/94)
 2001          $10.35       $.54      $ .36  $ .90       $(.54)   $ --   $(.54) $10.71      8.86%
 2000           11.16        .54       (.79)  (.25)       (.54)    (.02)  (.56)  10.35     (2.19)
 1999           11.03        .54        .16    .70        (.54)    (.03)  (.57)  11.16      6.43
 1998           10.66        .54        .41    .95        (.55)    (.03)  (.58)  11.03      9.05
 1997(c)        10.82        .09       (.16)  (.07)       (.09)      --   (.09)  10.66      (.63)
 1997(d)        10.97        .56       (.13)   .43        (.54)    (.04)  (.58)  10.82      4.04
Class B (2/97)
 2001           10.35        .46        .37    .83        (.46)      --   (.46)  10.72      8.17
 2000           11.16        .46       (.79)  (.33)       (.46)    (.02)  (.48)  10.35     (2.94)
 1999           11.03        .45        .16    .61        (.45)    (.03)  (.48)  11.16      5.63
 1998           10.67        .46        .39    .85        (.46)    (.03)  (.49)  11.03      8.14
 1997(c)        10.82        .09       (.16)  (.07)       (.08)      --   (.08)  10.67      (.65)
 1997(e)        10.80        .04        .02    .06        (.04)      --   (.04)  10.82       .55
Class C (9/94)
 2001           10.26        .48        .36    .84        (.47)      --   (.47)  10.63      8.36
 2000           11.05        .47       (.77)  (.30)       (.47)    (.02)  (.49)  10.26     (2.64)
 1999           10.92        .47        .16    .63        (.47)    (.03)  (.50)  11.05      5.86
 1998           10.56        .48        .39    .87        (.48)    (.03)  (.51)  10.92      8.39
 1997(c)        10.72        .08       (.16)  (.08)       (.08)      --   (.08)  10.56      (.73)
 1997(d)        10.85        .46       (.09)   .37        (.46)    (.04)  (.50)  10.72      3.48
Class R (12/86)
 2001           10.31        .56        .37    .93        (.56)      --   (.56)  10.68      9.18
 2000           11.11        .56       (.78)  (.22)       (.56)    (.02)  (.58)  10.31     (1.94)
 1999           10.98        .56        .15    .71        (.55)    (.03)  (.58)  11.11      6.62
 1998           10.62        .56        .39    .95        (.56)    (.03)  (.59)  10.98      9.17
 1997(c)        10.78        .09       (.15)  (.06)       (.10)      --   (.10)  10.62      (.60)
 1997(d)        10.92        .57       (.11)   .46        (.56)    (.04)  (.60)  10.78      4.38
-------------------------------------------------------------------------------------------------
Class
(Inception
Date)               Ratios/Supplemental Data
            -------------------------------------------
                                   Ratio of
                                        Net
                       Ratio of  Investment
              Ending   Expenses   Income to
Year             Net to Average     Average  Portfolio
Ended         Assets        Net         Net   Turnover
April 30,      (000)  Assets(b)   Assets(b)       Rate
-------------------------------------------------------------------------------------------------
Class A (9/94)
 2001       $120,700        .83%       5.10%        20%
 2000        109,729        .83        5.09         44
 1999        109,986        .82        4.80         13
 1998         90,459        .86        4.91         40
 1997(c)      69,291        .84*       5.12*        12
 1997(d)      68,268        .87        5.07         35
Class B (2/97)
 2001         24,161       1.58        4.35         20
 2000         17,035       1.59        4.35         44
 1999         13,602       1.56        4.05         13
 1998          4,992       1.61        4.14         40
 1997(c)         488       1.59*       4.36*        12
 1997(e)         228       1.58*       4.84*        35
Class C (9/94)
 2001         14,858       1.38        4.55         20
 2000         10,990       1.38        4.54         44
 1999         10,947       1.36        4.25         13
 1998          8,037       1.41        4.36         40
 1997(c)       5,615       1.39*       4.57*        12
 1997(d)       5,448       1.61        4.33         35
Class R (12/86)
 2001        640,759        .63        5.30         20
 2000        636,872        .63        5.28         44
 1999        726,228        .62        5.00         13
 1998        727,068        .66        5.12         40
 1997(c)     714,622        .64*       5.31*        12
 1997(d)     732,587        .63        5.31         35
-------------------------------------------------------------------------------------------------


* Annualized.
(a) Total returns are calculated on net asset value without any sales charge and are not annualized.

(b) After expense reimbursement from the investment adviser, where applicable. When custodian fee credits are applied, the Ratios of Expenses to Average Net Assets for 2001 are .82%, 1.57%, 1.37% and .62% for classes A, B, C and R, respectively, and the Ratios of Net Investment Income to Average Net Assets for 2001 are 5.11%, 4.35%, 4.56% and 5.31% for classes A, B, C and R, respectively.

(c) For the two months ended April 30.
(d) For the fiscal year ended February 28/29.
(e) From commencement of class operations as noted through February 28/29.
Section 5 Financial Highlights

Nuveen Intermediate Duration Municipal Bond Fund



Class
(Inception
Date)                    Investment Operations         Less Distributions
                      ----------------------------  --------------------------
                                        Net
                                   Realized
                                        and
                                 Unrealized                                     Ending
Year        Beginning        Net Investment                Net                     Net
Ended       Net Asset Investment       Gain         Investment  Capital          Asset     Total
April 30,       Value     Income     (Loss)  Total      Income    Gains  Total   Value Return(a)
-------------------------------------------------------------------------------------------------
Class A (6/95)
 2001           $8.91       $.45      $ .33  $ .78       $(.45)   $(.01) $(.46)  $9.23      8.99%
 2000            9.57        .45       (.65)  (.20)       (.45)    (.01)  (.46)   8.91     (2.02)
 1999            9.46        .45        .13    .58        (.45)    (.02)  (.47)   9.57      6.28
 1998            9.14        .46        .35    .81        (.46)    (.03)  (.49)   9.46      9.00
 1997(c)         9.24        .08       (.10)  (.02)       (.08)     --    (.08)   9.14      (.23)
 1997(d)         9.28        .48        --     .48        (.47)    (.05)  (.52)   9.24      5.26
Class B (2/97)
 2001            8.91        .38        .34    .72        (.39)    (.01)  (.40)   9.23      8.19
 2000            9.57        .39       (.66)  (.27)       (.38)    (.01)  (.39)   8.91     (2.78)
 1999            9.46        .38        .13    .51        (.38)    (.02)  (.40)   9.57      5.49
 1998            9.15        .38        .35    .73        (.39)    (.03)  (.42)   9.46      8.09
 1997(c)         9.24        .09       (.11)  (.02)       (.07)     --    (.07)   9.15      (.25)
 1997(e)         9.23        .03        .01    .04        (.03)     --    (.03)   9.24       .47
Class C (6/95)
 2001            8.90        .40        .33    .73        (.40)    (.01)  (.41)   9.22      8.36
 2000            9.57        .40       (.66)  (.26)       (.40)    (.01)  (.41)   8.90     (2.71)
 1999            9.44        .40        .15    .55        (.40)    (.02)  (.42)   9.57      5.91
 1998            9.14        .40        .34    .74        (.41)    (.03)  (.44)   9.44      8.20
 1997(c)         9.23        .07       (.09)  (.02)       (.07)     --    (.07)   9.14      (.21)
 1997(d)         9.26        .42        --     .42        (.40)    (.05)  (.45)   9.23      4.64
Class R (11/76)
 2001            8.91        .47        .34    .81        (.47)    (.01)  (.48)   9.24      9.32
 2000            9.58        .47       (.66)  (.19)       (.47)    (.01)  (.48)   8.91     (1.93)
 1999            9.46        .47        .14    .61        (.47)    (.02)  (.49)   9.58      6.59
 1998            9.15        .48        .34    .82        (.48)    (.03)  (.51)   9.46      9.09
 1997(c)         9.24        .08       (.09)  (.01)       (.08)     --    (.08)   9.15      (.09)
 1997(d)         9.28        .49        .01    .50        (.49)    (.05)  (.54)   9.24      5.53
-------------------------------------------------------------------------------------------------
Class
(Inception
Date)
                     Ratios/Supplemental Data
            -----------------------------------------------
                                     Ratio of
                                          Net
                         Ratio of  Investment
                         Expenses   Income to
Year            Ending to Average     Average  Portfolio
Ended       Net Assets        Net         Net   Turnover
April 30,        (000)  Assets(b)   Assets(b)       Rate
-------------------------------------------------------------------------------------------------
Class A (6/95)
 2001       $  192,021        .79%       4.90%         9%**
 2000          116,621        .80        5.01         13
 1999          120,418        .77        4.71         12
 1998           97,029        .80        4.83         10
 1997(c)        70,331        .77*       5.13*         2
 1997(d)        68,204        .81        5.11         12
Class B (2/97)
 2001           12,912       1.54        4.15          9**
 2000           11,560       1.55        4.27         13
 1999           10,086       1.52        3.96         12
 1998            4,136       1.56        4.05         10
 1997(c)           468       1.53*       4.39*         2
 1997(e)            43       1.51*       5.23*        12
Class C (6/95)
 2001           18,421       1.34        4.35          9**
 2000            6,920       1.35        4.47         13
 1999            7,191       1.32        4.15         12
 1998            4,886       1.35        4.29         10
 1997(c)         5,360       1.32*       4.58*         2
 1997(d)         5,039       1.54        4.37         12
Class R (11/76)
 2001        2,531,085        .59        5.11          9**
 2000        2,495,259        .59        5.21         13
 1999        2,834,016        .57        4.90         12
 1998        2,818,442        .60        5.04         10
 1997(c)     2,774,648        .57*       5.33*         2
 1997(d)     2,818,214        .57        5.35         12
-------------------------------------------------------------------------------------------------

* Annualized.

** The cost of securities acquired in the acquisition of the Nuveen
   Intermediate Municipal Bond Fund of $53,652,345 were excluded from the portfolio turnover rate calculation.

(a) Total returns are calculated on net asset value without any sales charge and are not annualized.

(b) After expense reimbursement from the investment adviser, where applicable. When custodian fee credits are applied, the Ratios of Expenses to Average Net Assets for 2001 are .78%, 1.53%, 1.33% and .58% for classes A, B, C and R, respectively, and the Ratios of Net Investment Income to Average Net Assets for 2001 are 4.91%, 4.16%, 4.36% and 5.11% for classes A, B, C and R, respectively.

(c) For the two months ended April 30.
(d) For the fiscal year ended February 28/29.



(e) From commencement of class operations as noted through February 28/29.

                                                  Section 5 Financial Highlights

Nuveen Limited Term Municipal Bond Fund+



Class
(Inception
Date)                    Investment Operations         Less Distributions
                      ----------------------------  -------------------------
                                        Net
                                   Realized
                                        and
                                 Unrealized                                    Ending
            Beginning        Net Investment                Net                    Net
Year Ended  Net Asset Investment       Gain         Investment  Capital         Asset     Total
April 30,       Value     Income     (Loss)  Total      Income    Gains Total   Value Return(a)
------------------------------------------------------------------------------------------------
Class A (10/87)
 2001          $10.35       $.49      $ .28  $ .77       $(.49)    $--  $(.49) $10.63      7.62%
 2000           10.89        .49       (.55)  (.06)       (.48)     --   (.48)  10.35      (.57)
 1999           10.80        .49        .10    .59        (.50)     --   (.50)  10.89      5.57
 1998           10.61        .51        .19    .70        (.51)     --   (.51)  10.80      6.67
 1997(c)        10.57        .46        .04    .50        (.46)     --   (.46)  10.61      4.78
 1996(d)        10.65        .51       (.09)   .42        (.50)     --   (.50)  10.57      4.03
Class C (12/95)
 2001           10.34        .45        .28    .73        (.46)     --   (.46)  10.61      7.16
 2000           10.87        .45       (.54)  (.09)       (.44)     --   (.44)  10.34      (.82)
 1999           10.79        .45        .10    .55        (.47)     --   (.47)  10.87      5.13
 1998           10.60        .47        .19    .66        (.47)     --   (.47)  10.79      6.33
 1997(c)        10.56        .44        .03    .47        (.43)     --   (.43)  10.60      4.49
 1996(f)        10.76        .22       (.19)   .03        (.23)     --   (.23)  10.56       .46*
Class R (2/97)
 2001           10.33        .51        .28    .79        (.52)     --   (.52)  10.60      7.78
 2000           10.87        .51       (.55)  (.04)       (.50)     --   (.50)  10.33      (.35)
 1999           10.78        .51        .11    .62        (.53)     --   (.53)  10.87      5.81
 1998           10.59        .53        .19    .72        (.53)     --   (.53)  10.78      6.87
 1997(e)        10.73        .12       (.13)  (.01)       (.13)     --   (.13)  10.59      (.09)
------------------------------------------------------------------------------------------------
Class
(Inception
Date)                Ratios/Supplemental Data
            ---------------------------------------------
                                     Ratio of
                                          Net
                         Ratio of  Investment
                         Expenses   Income to
            Ending Net to Average     Average  Portfolio
Year Ended      Assets        Net         Net   Turnover
April 30,        (000)  Assets(b)   Assets(b)       Rate
------------------------------------------------------------------------------------------------
Class A (10/87)
 2001         $359,383        .76%       4.65%        22%
 2000          382,808        .73        4.63         37
 1999          456,171        .77        4.45         16
 1998          438,134        .77        4.70         30
 1997(c)       425,401        .80*       4.76*        29
 1996(d)       489,157        .79        4.77         39
Class C (12/95)
 2001           75,476       1.11        4.30         22
 2000           77,228       1.08        4.28         37
 1999           88,044       1.12        4.09         16
 1998           33,952       1.12        4.35         30
 1997(c)        23,551       1.11*       4.44*        29
 1996(f)        15,415       1.19*       4.17*        39
Class R (2/97)
 2001              384        .56        4.84         22
 2000              335        .53        4.81         37
 1999            1,173        .57        4.64         16
 1998              701        .59        4.86         30
 1997(e)            40        .55*       5.07*        29
------------------------------------------------------------------------------------------------


* Annualized.
+ Information included prior to the 11 months ended April 30, 1997, reflects the financial highlights of Flagship Limited Term.
(a) Total returns are calculated on net asset value without any sales charge and are not annualized except where noted.

(b) After expense reimbursement from the investment adviser, where applicable. When custodian free credits are applied, the Ratios of Expenses to Average Net Assets for 2001 are .76%, 1.11% and .56% for classes A, C and R, respectively, and the Ratios of Net Investment Income to Average Net Assets for 2001 are 4.65%, 4.30% and 4.85% for classes A, C and R, respectively.

(c) For the 11 months ended April 30.
(d) For the year ended May 31.
(e) From commencement of class operations as noted through April 30.
(f) From commencement of class operations as noted through May 31.
Section 5 Financial Highlights

Nuveen Mutual Funds

Nuveen offers a variety of mutual funds designed to help you reach your financial goals. The funds below are grouped by investment objectives.

Growth

International Growth Fund
Innovation Fund
Nuveen Rittenhouse Growth Fund

Growth and Income

European Value Fund
Growth and Income Stock Fund
Balanced Stock and Bond Fund
Balanced Municipal and Stock Fund

Income

Income Fund
Floating Rate Fund/1/

Tax-Free Income

National Municipal Bond Funds

High Yield
Long-term
Insured Long-term
Intermediate-term
Limited-term


State Municipal Bond Funds


Arizona               Louisiana               North Carolina
California/2/         Maryland                Ohio
Colorado              Massachusetts/2/        Pennsylvania
Connecticut           Michigan                Tennessee
Florida               Missouri                Virginia
Georgia               New Jersey              Wisconsin
Kansas                New Mexico
Kentucky              New York/2/

Several additional sources of information are available to you. The Statement of Additional Information (SAI), incorporated by reference into this prospectus, contains detailed information on fund policies and operation. Additional information about the funds' investments is available in the funds'annual and semi-annual reports to shareholders. In the funds' annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the funds' performance during their last fiscal year. Call Nuveen at (800) 257-8787 to request a free copy of any of these materials or other fund information, or ask your financial advisor for copies.

You may also obtain this and other fund information directly from the Securities and Exchange Commission (SEC). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC's Public Reference Room in Washington, D.C. Call the SEC at (800) SEC-0330 for room hours and operation. You may also request fund information by writing to the SEC's Public Reference Section, Washington, D.C. 20549.

The funds' Investment Company file number is 811-07873.


NUVEEN
   Investments


Nuveen Investments
333 West Wacker Drive
Chicago, IL 60606-1286

(800) 257-8787
www.nuveen.com


1. This is a continuously-offered closed-end interval fund. As such, redemptions are only available during quarterly repurchase periods. See the fund's prospectus for additional information.

2. Long-term and insured long-term portfolios.

                                                            August 28, 2001


NUVEEN MUNICIPAL TRUST

Nuveen High Yield Municipal Bond Fund

Nuveen All-American Municipal Bond Fund

Nuveen Insured Municipal Bond Fund

Nuveen Intermediate Duration Municipal Bond Fund


Nuveen Limited Term Municipal Bond Fund

STATEMENT OF ADDITIONAL INFORMATION

  This Statement of Additional Information is not a prospectus. This Statement of Additional Information should be read in conjunction with the Prospectus of the Nuveen Municipal Trust dated August 28, 2001. The Prospectus may be obtained without charge from certain securities representatives, banks, and other financial institutions that have entered into sales agreements with Nuveen Investments, or from the Funds, by mailing a written request to the Funds, c/o Nuveen Investments, 333 West Wacker Drive, Chicago, Illinois 60606 or by calling (800) 257-8787.


TABLE OF CONTENTS

                                                                            Page
                                                                            ----
Investment Policies and Investment Portfolio............................... S-2
Management................................................................. S-22
Investment Adviser and Investment Management Agreement..................... S-30
Portfolio Transactions..................................................... S-31
Net Asset Value............................................................ S-32
Tax Matters................................................................ S-33
Performance Information.................................................... S-37
Additional Information on the Purchase and Redemption of Fund Shares....... S-45
Distribution and Service Plan.............................................. S-54
Independent Public Accountants and Custodian............................... S-55
Financial Statements....................................................... S-55
Appendix A--Ratings of Investments.........................................  A-1
Appendix B--Description of Hedging Techniques..............................  B-1

  The audited financial statements for each Fund's most recent fiscal year appear in the Fund's Annual Report; each is included herein by reference.

INVESTMENT POLICIES AND INVESTMENT PORTFOLIO

Investment Policies

  The investment objectives and certain fundamental investment policies of each Fund are described in the Prospectus. Each of the Funds, as a fundamental policy, may not, without the approval of the holders of a majority of the shares of that Fund:

    (1) Invest in securities other than Municipal Obligations and short-term securities, as described in the Prospectus. Municipal Obligations are municipal bonds that pay interest that is exempt from regular federal income taxes.

    (2) Invest more than 5% of its total assets in securities of any one issuer, except this limitation shall not apply to securities of the United States Government or to the investment of 25% of such Fund's assets (this subparagraph (2) does not apply to the High Yield Fund).

    (3) Borrow money, except from banks for temporary or emergency purposes and not for investment purposes and then only in an amount not exceeding
  (a) 10% of the value of its total assets at the time of borrowing or (b) one-third of the value of the Fund's total assets including the amount borrowed, in order to meet redemption requests which might otherwise require the untimely disposition of securities. While any such borrowings exceed 5% of such Fund's total assets, no additional purchases of investment securities will be made by such Fund. If due to market fluctuations or other reasons, the value of the Fund's assets falls below 300% of its borrowings, the Fund will reduce its borrowings within 3 business days. To do this, the Fund may have to sell a portion of its investments at a time when it may be disadvantageous to do so.

    (4) Pledge, mortgage or hypothecate its assets, except that, to secure borrowings permitted by subparagraph (2) above, it may pledge securities having a market value at the time of pledge not exceeding 10% of the value of the Fund's total assets.

    (5) Issue senior securities as defined in the Investment Company Act of 1940, except to the extent such issuance might be involved with respect to borrowings described under item (3) above or with respect to transactions involving futures contracts or the writing of options within the limits described in the Prospectus and this Statement of Additional Information.

    (6) Underwrite any issue of securities, except to the extent that the purchase or sale of Municipal Obligations in accordance with its investment objective, policies and limitations, may be deemed to be an underwriting.

    (7) Purchase or sell real estate, but this shall not prevent any Fund from investing in Municipal Obligations secured by real estate or interests therein or foreclosing upon and selling such security.

    (8) Purchase or sell commodities or commodities contracts or oil, gas or other mineral exploration or development programs, except for transactions involving futures contracts within the limits described in the Prospectus and this Statement of Additional Information.

    (9) Make loans, other than by entering into repurchase agreements and through the purchase of Municipal Obligations or temporary investments in accordance with its investment objective, policies and limitations.

    (10) Make short sales of securities or purchase any securities on margin, except for such short-term credits as are necessary for the clearance of transactions.

    (11) Write or purchase put or call options, except to the extent that the purchase of a stand-by commitment may be considered the purchase of a put, and except for transactions involving options within the limits described in the Prospectus and this Statement of Additional Information.

    (12) Invest more than 25% of its total assets in securities of issuers in any one industry; provided, however, that such limitations shall not be applicable to Municipal Obligations issued by governments or political subdivisions of governments, and obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

    (13) Purchase or retain the securities of any issuer other than the securities of the Fund if, to the Fund's knowledge, those trustees of the Trust, or those officers and directors of Nuveen Advisory Corp. ("Nuveen Advisory"), who individually own beneficially more than 1/2 of 1% of the outstanding securities of such issuer, together own beneficially more than 5% of such outstanding securities (this subparagraph (13) does not apply to the High Yield Fund).

  In addition, each Fund, as a non-fundamental policy, may not invest more than 15% of its net assets in "illiquid" securities, including repurchase agreements maturing in more than seven days.

  For the purpose of applying the limitations set forth in paragraph (2) above, an issuer shall be deemed the sole issuer of a security when its assets and revenues are separate from other governmental entities and its securities are backed only by its assets and revenues. Similarly, in the case of a non-governmental user, such as an industrial corporation or a privately owned or operated hospital, if the security is backed only by the assets and revenues of the non-governmental user, then such non-governmental user would be deemed to be the sole issuer. Where a security is also backed by the enforceable obligation of a superior or unrelated governmental entity or other entity (other than a bond insurer), it shall also be included in the computation of securities owned that are issued by such governmental or other entity.

  Where a security is guaranteed by a governmental entity or some other facility, such as a bank guarantee or letter of credit, such a guarantee or letter of credit would be considered a separate security and would be treated as an issue of such government, other entity or bank. Where a security is insured by bond insurance, it shall not be considered a security issued or guaranteed by the insurer; instead the issuer of such security will be determined in accordance with the principles set forth above. The foregoing restrictions do not limit the percentage of the Fund's assets that may be invested in securities insured by any single insurer.

  The foregoing restrictions and limitations, as well as a Fund's policies as to ratings of portfolio investments, will apply only at the time of purchase of securities, and the percentage limitations will not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of an acquisition of securities, unless otherwise indicated.

  The foregoing fundamental investment policies, together with the investment objective of each Fund, cannot be changed without approval by holders of a "majority of the Fund's outstanding voting shares." As defined in the Investment Company Act of 1940, this means the vote of (i) 67% or more of the Fund's shares present at a meeting, if the holders of more than 50% of the Fund's shares are present or represented by proxy, or (ii) more than 50% of the Fund's shares, whichever is less.

  The Nuveen Municipal Trust, formerly Nuveen Flagship Municipal Trust (the "Trust") is an open-end management series investment company organized as a Massachusetts business trust on July 1, 1996. Each of the Funds is an open-end management investment company organized as a series of the Trust. The Trust is an open-end management series company under SEC Rule 18f-2. Each Fund is a separate series issuing its own shares. The Trust currently has five series: the Nuveen Intermediate Duration Municipal Bond Fund, formerly Nuveen Municipal Bond Fund (originally incorporated in Maryland on October 8, 1976, reorganized as a

Massachusetts business trust on June 12, 1995, and name changed on or about August 28, 2000), the Nuveen Insured Municipal Bond Fund (formerly a series of the Nuveen Insured Tax-Free Bond Fund, Inc., a Minnesota corporation incorporated on July 14, 1986); the Nuveen All-American Municipal Bond Fund, formerly Nuveen Flagship All-American Municipal Bond Fund (formerly the Flagship All-American Tax Exempt Fund, a series of the Flagship Tax Exempt Funds Trust); the Nuveen Limited Term Municipal Bond Fund, formerly Nuveen Flagship Limited Term Municipal Bond Fund (formerly the Flagship Limited Term Tax Exempt Fund, a series of the Flagship Tax Exempt Funds Trust); and the Nuveen High Yield Municipal Bond Fund. All of the Funds except the High Yield Fund are diversified for purposes of the Investment Company Act of 1940.


  The Board of Trustees of the Trust is authorized to issue an unlimited number of shares in one or more series or "Funds," which may be divided into classes of shares. The five series authorized and outstanding are divided into four classes of shares designated Class A Shares, Class B Shares, Class C Shares and Class R Shares. Each class of shares represents an interest in the same portfolio of investments of the Fund. Each class of shares has equal rights as to voting, redemption, dividends and liquidation, except that each bears different class expenses, including different distribution and service fees, and each has exclusive voting rights with respect to any distribution or service plan applicable to its shares. There are no conversion, preemptive or other subscription rights, except that Class B Shares automatically convert into Class A Shares, as described herein. The Board of Trustees of the Trust has the right to establish additional series and classes of shares in the future, to change those series or classes and to determine the preferences, voting powers, rights and privileges thereof.


  The Trust is not required and does not intend to hold annual meetings of shareholders. Shareholders owning more than 10% of the outstanding shares of the Fund have the right to call a special meeting to remove Trustees or for any other purpose.

  Certain matters under the Investment Company Act of 1940 which must be submitted to a vote of the holders of the outstanding voting securities of a series company shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding voting securities of each Fund affected by such matter.

  The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of a trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust further provides for indemnification out of the assets and property of the Trust for all loss and expense of any shareholder personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself were unable to meet its obligations. The Trust believes the likelihood of these circumstances is remote.

Portfolio Securities

  As described in the Prospectus, each Fund invests primarily in a portfolio of Municipal Obligations issued within the 50 states and certain U.S. possessions and territories. In general, Municipal Obligations include debt obligations issued by states, cities and local authorities to obtain funds for various public purposes, including construction of a wide range of public facilities such as airports, bridges, highways, hospitals, housing, mass transportation, schools, streets and water and sewer works. Industrial development bonds and pollution control bonds that are issued by or on behalf of public authorities to finance various privately-rated facilities are included within the term Municipal Obligations if the interest paid thereon is exempt from federal income tax.

  The investment assets of the Intermediate Duration, Insured, All-American, and Limited Term Funds will consist of (1) Municipal Obligations which are rated at the time of purchase within the four highest grades (Baa or BBB or better) by Moody's Investors Service, Inc. ("Moody's"), by Standard and Poor's Corporation ("S&P") or by Fitch, Inc. ("Fitch"), (2) unrated Municipal Obligations which, in the opinion of Nuveen Advisory, have credit characteristics equivalent to bonds rated within the four highest grades by Moody's, S&P or Fitch, and (3) temporary investments as described below, the income from which may be subject to state income tax or to both federal and state income taxes. The investment assets of the High Yield Fund will consist of (1) Municipal Obligations rated BBB/Baa or lower (at least 65%), (2) unrated Municipal Obligations Nuveen Advisory judges of equivalent quality, and (3) temporary investments, the income from which may be subject to state income tax or both state and federal income taxes. Under normal circumstances, the High Yield Fund will invest at least 65% of its assets in medium- to low-quality bonds rated BBB/Baa or lower by S&P, Moody's or Fitch or are unrated fixed-income securities which, in the opinion of Nuveen Advisory, are of comparable quality. As a temporary defensive measure, in response to unusual market conditions, lack of acceptable supply or times when yield spreads do not justify the increased risks of investing in these securities, the Fund may invest in higher quality Municipal Obligations (those rated AAA/Aaa to A or, if unrated, judged by Nuveen Advisory to be of comparable quality) or in short-term, high-quality investments. The Fund may invest up to 10% of its net assets in defaulted Municipal Obligations. "Defaulted" means that the municipal bond's issuer has not paid principal or interest on time. See Appendix A for more information about ratings by Moody's, S&P, and Fitch.


  As described in the Prospectus, each Fund may invest in Municipal Obligations that constitute participations in a lease obligation or installment purchase contract obligation (hereafter collectively called "lease obligations") of a municipal authority or entity. Although lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Although nonappropriation lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. A Fund will seek to minimize the special risks associated with such securities by only investing in those nonappropriation leases where Nuveen Advisory has determined that the issuer has a strong incentive to continue making appropriations and timely payment until the security's maturity. Some lease obligations may be illiquid under certain circumstances. Lease obligations normally provide a premium interest rate which along with regular amortization of the principal may make them attractive for a portion of the assets of the Funds.

  Obligations of issuers of Municipal Obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. In addition, the obligations of such issuers may become subject to the laws enacted in the future by Congress, state legislatures or referenda extending the time for payment of principal and/or interest, or imposing other constraints upon enforcement of such obligations or upon municipalities to levy taxes. There is also the possibility that, as a result of legislation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its Municipal Obligations may be materially affected.

  High Yield Fund. Non-Investment Grade Debt Securities ("Junk Bonds"). Under normal circumstances, at least 65% of the High Yield Fund's net assets will be invested in medium- to low-quality Municipal Obligations.

Municipal Obligations rated below investment grade (BB/Ba or lower) are commonly known as "high-yield," "high risk" or "junk" bonds. Junk bonds, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. They are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. The special risk considerations in connection with investments in these securities are discussed below. Refer to Appendix A of this Statement of Additional Information for a discussion of securities ratings.

    (1) Effect of Interest Rates and Economic Changes. The junk bond market is relatively new and its growth has paralleled a long economic expansion. As a result, it is not clear how this market may withstand a prolonged recession or economic downturn. Such an economic downturn could severely disrupt the market for and adversely affect the value of such securities.

    All interest-bearing securities typically experience appreciation when interest rates decline and depreciation when interest rates rise. In addition, the market values of junk bond securities tend to reflect individual corporate developments to a greater extent than do the market values of higher rated securities, which react primarily to fluctuations in the general level of interest rates. Junk bond securities also tend to be more sensitive to economic conditions than are higher rated securities. As a result, they generally involve more credit risk than securities in the higher rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of junk bond securities may experience financial stress and may not have sufficient revenues to meet their payment obligations. The risk of loss due to default by an issuer of these securities is significantly greater than by an issuer of higher rated securities because such securities are generally unsecured and are often subordinated to other creditors. Further, if the issuer of a junk bond security defaults, the Fund may incur additional expenses to seek recovery. Periods of economic uncertainty and changes would also generally result in increased volatility in the market prices of these and thus in the Fund's net asset value.

    The value of a junk bond security will generally decrease in a rising interest rate market and, accordingly, so will the Fund's net asset value. If the Fund experiences unexpected net redemptions in such a market, it may be forced to liquidate a portion of its portfolio securities without regard to their investment merits. Due to the limited liquidity of junk bond securities, the Fund may be forced to liquidate these securities at a substantial discount. Any such liquidation would reduce the Fund's asset base over which expenses could be allocated and could result in a reduced rate of return for the Fund.

    (2) Payment Expectations. Junk bond securities typically contain redemption, call, or prepayment provisions that permit the issuer of securities containing such provisions to redeem the securities at its discretion. During periods of falling interest rates, issuers of these securities are likely to redeem or prepay the securities and refinance them with debt securities with a lower interest rate. To the extent an issuer is able to refinance the securities, or otherwise redeem them, the Fund may have to replace the securities with a lower yielding securities, which could result in a lower return for the Fund.

    (3) Credit Ratings. Credit ratings are issued by credit rating agencies and are indicative of the rated securities' safety of principal and interest payments. They do not, however, evaluate the market value risk of junk bond securities and, therefore, may not fully reflect the true risks of such an investment. In addition, credit rating agencies may not make timely changes in a rating to reflect changes in the economy or in the condition of the issuer that affect the value of the security. Consequently, credit ratings are used only as a preliminary indicator of investment quality. Investments in junk bonds will depend more upon credit analysis by Nuveen Advisory than investments in investment grade debt securities. Nuveen Advisory employs its own credit research and analysis, which includes a study of the issuer's existing debt, capital structure, ability to service debts and pay dividends, sensitivity to economic conditions, operating history, and current earnings trend. Nuveen Advisory continually monitors the Fund's investments and carefully evaluates whether to dispose of or to retain junk bond securities whose credit ratings or credit quality may have changed.

    (4) Liquidity and Valuation. The High Yield Fund may have difficulty disposing of certain junk bond securities because there may be a thin trading market for such securities. Not all dealers maintain markets in all junk bond securities. As a result, there is no established retail secondary market for many of these securities. The Fund anticipates that such securities could be sold only to a limited number of dealers or institutional investors. To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher rated securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. The lack of a liquid secondary market for certain securities may also make it more difficult for the Fund to obtain accurate market quotations for purposes of valuing its securities. Market quotations are generally available on many junk bond issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales. During periods of thin trading, the spread between bid and asked prices is likely to increase significantly. In addition, adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of junk bond securities, especially in a thinly traded market.

  The High Yield Fund may invest up to 10% of its net assets in defaulted Municipal Obligations. Municipal Obligations in the lowest rating categories may be in default and are generally regarded as having poor prospects of attaining any real investment standing. A default or expected default in a Municipal Obligation owned by the Fund could result in a significant decline in the value of that Municipal Obligation.

Investments in Inverse Floating Rate Securities

  The Funds may invest in inverse floating rate municipal securities or "inverse floaters," whose rates vary inversely to interest rates on a specified index or on another instrument. Such securities involve special risks as compared to conventional fixed-rate bonds. Should short-term interest rates rise, a fund's investment in inverse floaters likely would adversely affect the fund's earnings and distributions to shareholders. Also, because changes in the interest rate on the other security or index inversely affect the rate of interest received on an inverse floater, and because inverse floaters essentially represent a leveraged investment in a long-term bond, the value of an inverse floater is generally more volatile than that of a conventional fixed-rate bond having similar credit quality, redemption provisions and maturity. Although volatile in value, inverse floaters typically offer the potential for yields substantially exceeding the yields available on fixed-rate bonds with comparable credit quality, coupon, call provisions and maturity. The markets for such securities may be less developed and have less liquidity than the markets for conventional securities. Each Fund, as a non-fundamental policy that may be changed by the Board of Trustees, will not invest more than 15% of its total assets in inverse floaters.


Insurance

  Each insured Municipal Obligation held by the Nuveen Insured Municipal Bond Fund will either be (1) covered by an insurance policy applicable to a specific security and obtained by the issuer of the security or a third party at the time of original issuance ("Original Issue Insurance"), (2) covered by an insurance policy applicable to a specific security and obtained by the Fund or a third party subsequent to the time of original issuance ("Secondary Market Insurance"), or (3) covered by a master municipal insurance policy purchased by the Fund ("Portfolio Insurance"). The Fund currently maintains a policy of Portfolio Insurance with MBIA Insurance Corporation, Ambac Assurance Corporation, Financial Security Assurance Inc., and Financial Guaranty Insurance Company, and may in the future obtain other policies of Portfolio Insurance, depending on the availability of such policies on terms favorable to the Fund. However, the Fund may determine not to obtain such policies and to emphasize investments in Municipal Obligations insured under Original Issue Insurance or Secondary Market Insurance. In any event, the Fund will only obtain policies of Portfolio Insurance issued by insurers whose claims-paying ability is rated Aaa by Moody's Investors Service, Inc. ("Moody's") or AAA by Standard & Poor's Corporation ("S&P"). The Fund currently intends to obtain insurance polices only from mono-line insurers specializing in insuring municipal debt. Municipal Obligations covered by Original Issue Insurance or Secondary Market Insurance are themselves typically assigned a rating of Aaa or AAA, as the case may be, by virtue of the Aaa or AAA claims-paying ability of the insurer and would generally be assigned a lower rating if the ratings were based primarily upon the credit characteristics of the issuer without regard to the insurance feature. By way or contrast, the ratings, if any, assigned to Municipal Obligations insured under Portfolio Insurance will be based primarily upon the credit characteristics of the issuers without regard to the insurance feature, and will generally carry a rating that is below Aaa or AAA. While in the portfolio of the Fund, however, a Municipal Obligation backed by Portfolio Insurance will effectively be of the same quality as a Municipal Obligation issued by an issuer of comparable credit characteristics that is backed by Original Issue Insurance or Secondary Market Insurance.

  The Fund's policy of investing in Municipal Obligations insured by insurers whose claims-paying ability is rated Aaa or AAA will apply only at the time of the purchase of a security, and a Fund will not be required to dispose of securities in the event Moody's or S&P, as the case may be, downgrades its assessment of the claims-paying ability of a particular insurer or the credit characteristics of a particular issuer. In this connection, it should be noted that in the event Moody's or S&P or both should down-grade its assessment of the claims-paying ability of a particular insurer, it could also be expected to downgrade the ratings assigned to Municipal Obligations insured under Original Issue Insurance or Secondary Market Insurance issued by such insurer, and Municipal Obligations insured under Portfolio Insurance issued by such insurer would also be of reduced quality in the portfolio of the Fund. Moody's and S&P continually assess the claims-paying ability of insurers and the credit characteristics of issuers, and there can be no assurance that they will not downgrade their assessments subsequent to the time the Fund purchases securities.

  In addition to insured Municipal Obligations, the Fund may invest in Municipal Obligations that are entitled to the benefit of an escrow or trust account which contains securities issued or guaranteed by the U.S. Government or U.S. Government agencies, backed by the full faith and credit of the United States, and sufficient in amount to ensure the payment of interest and principal on the original interest payment and maturity dates ("collateralized obligations"). These collateralized obligations generally will not be insured and will include, but are not limited to, Municipal Obligations that have been
(1) advance refunded where the proceeds of the refunding have been used to purchase U.S. Government or U.S. Government agency securities that are placed in escrow and whose interest or maturing principal payments, or both, are sufficient to cover the remaining scheduled debt service on the Municipal Obligations, and (2) issued under state or local housing finance programs which use the issuance proceeds to fund mortgages that are then exchanged for U.S. Government or U.S. Government agency securities and deposited with a trustee as security for the Municipal Obligations. These collateralized obligations are normally regarded as having the credit characteristics of the underlying U.S. Government or U.S. Government agency securities. Collateralized obligations will not constitute more than 20% of the Fund's assets.

  Each insured Municipal Obligation in which the Fund invests will be covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance. There is no limitation on the percentage of the Fund's assets that may be invested in Municipal Obligations insured by any given insurer.

  Original Issue Insurance. Original Issue Insurance is purchased with respect to a particular issue of Municipal Obligations by the issuer thereof or a third party in conjunction with the original issuance of such Municipal Obligations. Under such insurance, the insurer unconditionally guarantees to the holder of the Municipal Obligation the timely payment of principal and interest on such obligation when and as such payments shall become due but shall not be paid by the issuer, except that in the event of any acceleration of the due date of the principal by reason of mandatory or optional redemption (other than acceleration by reason of a mandatory sinking fund payment), default or otherwise, the payments guaranteed may be made in such amounts and at such times as payments of principal would have been due had there not been such acceleration. The insurer is responsible for such payments less any amounts received by the holder from any trustee for the Municipal Obligation issuers or from any other source. Original Issue Insurance does not guarantee payment on an accelerated basis, the payment of any redemption premium (except with respect to certain premium payments in the case of certain small issue industrial development and pollution control Municipal Obligations), the value of the shares of the Fund, the market value of Municipal Obligations, or payments of any tender purchase price upon the tender of the Municipal Obligations. Original Issue Insurance also does not insure against nonpayment of principal of or interest on Municipal Obligations resulting from the insolvency, negligence or any other act or omission of the trustee or other paying agent for such obligations.

  In the event that interest on or principal of a Municipal Obligation covered by insurance is due for payment but is unpaid by the issuer thereof, the applicable insurer will make payments to its fiscal agent (the "Fiscal Agent") equal to such unpaid amounts of principal and interest not later than one business day after the insurer has been notified that such nonpayment has occurred (but not earlier than the date such payment is due). The Fiscal Agent will disburse to the Fund the amount of principal and interest which is then due for payment but is unpaid upon receipt by the Fiscal Agent of (i) evidence of the Fund's right to receive payment of such principal and interest and (ii) evidence, including any appropriate instruments of assignment, that all of the rights to payment of such principal or interest then due for payment shall thereupon vest in the insurer. Upon payment by the insurer of any principal or interest payments with respect to any Municipal Obligations, the insurer shall succeed to the rights of the Fund with respect to such payment.

  Original Issue Insurance remains in effect as long as the Municipal Obligations covered thereby remain outstanding and the insurer remains in business, regardless of whether the Fund ultimately disposes of such Municipal Obligations. Consequently, Original Issue Insurance may be considered to represent an element of market value with respect to the Municipal Obligations so insured, but the exact effect, if any, of this insurance on such market value cannot be estimated.

  Secondary Market Insurance. Subsequent to the time of original issuance of a Municipal Obligation, the Fund or a third party may, upon the payment of a single premium, purchase insurance on such Municipal Obligation. Secondary Market Insurance generally provides the same type of coverage as is provided by Original Issue Insurance and remains in effect as long as the Municipal Obligation covered thereby remain outstanding, the holder of such Municipal Obligation does not voluntarily relinquish the Secondary Market Insurance and the insurer remains in business, regardless of whether the Fund ultimately disposes of such Municipal Obligation.

  One of the purposes of acquiring Secondary Market Insurance with respect to a particular Municipal Obligation would be to enable the Fund to enhance the value of such Municipal Obligation. The Fund, for example, might seek to purchase a particular Municipal Obligation and obtain Secondary Market Insurance with respect thereto if, in the opinion of Nuveen Advisory, the market value of such Municipal Obligation, as insured, would exceed the current value of the Municipal Obligation without insurance plus the cost of the Secondary Market Insurance. Similarly, if the Fund owns but wishes to sell a Municipal Obligation that is then covered by Portfolio Insurance, the Fund might seek to obtain Secondary Market Insurance with respect thereto if, in the opinion of Nuveen Advisory, the net proceeds of a sale by the Fund of such obligation, as insured, would exceed the current value of such obligation plus the cost of the Secondary Market Insurance.

  Portfolio Insurance. Portfolio Insurance guarantees the payment of principal and interest on specified eligible Municipal Obligations purchased by the Fund. Except as described below, Portfolio Insurance generally provides the same type of coverage as is provided by Original Issue Insurance or Secondary Market Insurance. Municipal

Obligations insured under one Portfolio Insurance policy would generally not be insured under any other policy purchased by the Fund. A Municipal Obligation is eligible for coverage under a policy if it meets certain requirements of the insurer. Portfolio Insurance is intended to reduce financial risk, but the cost thereof and compliance with investment restrictions imposed under the policy will reduce the yield to shareholders of the Fund.

  If a Municipal Obligation is already covered by Original Issue Insurance or Secondary Market Insurance, then such Municipal Obligation is not required to be additionally insured under any policy of Portfolio Insurance that the Fund may purchase. All premiums respecting Municipal Obligations covered by Original Issue Insurance or Secondary Market Insurance are paid in advance by the issuer or other party obtaining the insurance.

  Portfolio Insurance policies are effective only as to Municipal Obligations owned by and held by the Fund, and do not cover Municipal Obligations for which the contract for purchase fails. A "when-issued" Municipal Obligation will be covered under a Portfolio Insurance policy upon the settlement date of the issue of such "when-issued" Municipal Obligation. In determining whether to insure Municipal Obligations held by the Fund, an insurer will apply its own standards, which correspond generally to the standards it has established for determining the insurability of new issues of Municipal Obligations. See "Original Issue Insurance" above.

  Each Portfolio Insurance policy will be noncancellable and will remain in effect so long as the Fund is in existence, the Municipal Obligations covered by the policy continue to be held by the Fund, and the Fund pays the premiums for the policy. Each insurer will generally reserve the right at any time upon 90 days' written notice to the Fund to refuse to insure any additional securities purchased by the Fund after the effective date of such notice. The Board of Trustees will generally reserve the right to terminate each policy upon seven days' written notice to an insurer if it determines that the cost of such policy is not reasonable in relation to the value of the insurance to the Fund.

  Each Portfolio Insurance policy will terminate as to any Municipal Obligation that has been redeemed from or sold by the Fund on the date of such redemption or the settlement date of such sale, and an insurer shall not have any liability thereafter under a policy as to any such Municipal Obligation, except that if the date of such redemption or the settlement date of such sale occurs after a record date and before the related payment date with respect to any such Municipal Obligation, the policy will terminate as to such Municipal Obligation on the business day immediately following such payment date. Each policy will terminate as to all Municipal Obligations covered thereby on the date on which the last of the covered Municipal Obligations mature, are redeemed or are sold by the Fund.

  One or more policies of Portfolio Insurance may provide the Fund, pursuant to an irrevocable commitment of the insurer, with the option to exercise the right to obtain permanent insurance ("Permanent Insurance") with respect to a Municipal Obligation that is to be sold by the Fund. The Fund would exercise the right to obtain Permanent Insurance upon payment of a single, predetermined insurance premium payable from the proceeds of the sale of such Municipal Obligation. It is expected that the Fund will exercise the right to obtain Permanent Insurance for a Municipal Obligation only if, in the opinion of Nuveen Advisory, upon such exercise the net proceeds from the sale by the Fund of such obligation, as insured, would exceed the proceeds from the sale of such obligation without insurance.

  The Permanent Insurance premium with respect to each such obligation is determined based upon the insurability of each such obligation as of the date of purchase by the Fund and will not be increased or decreased for any change in the creditworthiness of such obligation unless such obligation is in default as to payment or principal or interest, or both. In such event, the Permanent Insurance premium shall be subject to an increase predetermined at the date of purchase by the Fund.

  The Fund generally intends to retain any insured securities covered by Portfolio Insurance that are in default or in significant risk of default and to place a value on the insurance, which ordinarily will be the difference between the market value of the defaulted security and the market value of similar securities of minimum investment grade (i.e., rated BBB) that are not in default. In certain circumstances, however, Nuveen Advisory may determine that an alternative value for the insurance, such as the difference between the market value of the defaulted security and either its par value or the market value of securities of a similar nature that are not in default or in significant risk of default, is more appropriate. To the extent that the Fund holds such defaulted securities, it may be limited in its ability to manage its investment portfolio and to purchase other Municipal Obligations. Except as described above with respect to securities covered by Portfolio Insurance that are in default or subject to significant risk of default, the Funds will not place any value on the insurance in valuing the Municipal Obligations that it holds.

  Because each Portfolio Insurance policy will terminate as to Municipal Obligations sold by the Fund on the date of sale, in which event the insurer will be liable only for those payments of principal and interest that are then due and owing (unless Permanent Insurance is obtained by the Fund), the provision for this insurance will not enhance the marketability of securities held by the Fund, whether or not the securities are in default or in significant risk of default. On the other hand, since Original Issue Insurance and Secondary Market Insurance generally will remain in effect as long as Municipal Obligations covered thereby are outstanding, such insurance may enhance the marketability of such securities, even when such securities are in default or in significant risk of default, but the exact effect, if any, on marketability cannot be estimated. Accordingly, the Funds may determine to retain or, alternatively, to sell Municipal Obligations covered by Original Issue Insurance or Secondary Market Insurance that are in default or in significant risk of default.

  Premiums for a Portfolio Insurance policy are paid monthly, and are adjusted for purchases and sales of Municipal Obligations covered by the policy during the month. The yield on the Fund is reduced to the extent of the insurance premiums it pays. Depending upon the characteristics of the Municipal Obligations held by the Fund, the annual premium rate for policies of Portfolio Insurance is estimated to range from .15% to .30% of the value of the Municipal Obligations covered under the policy. Because the majority of the Municipal Obligations in the Fund were not covered by policies of Portfolio Insurance during the year ended April 30, 1999, premium expenses as a percentage of the value of Municipal Obligations held by the Fund for such period were .00%.

  Set forth below is information about the various municipal bond insurers with whom the Nuveen Insured Municipal Bond Fund currently maintains policies of Portfolio Insurance.

  Ambac Assurance Corporation ("Ambac Assurance")

  Ambac Assurance Corporation ("Ambac Assurance") is a Wisconsin-domiciled stock insurance corporation regulated by the Office of the Commissioner of Insurance of the State of Wisconsin and licensed to do business in 50 states, the District of Columbia, the Territory of Guam and the Commonwealth of Puerto Rico, with admitted assets of approximately $4,568,000,000 (unaudited) and statutory capital of approximately $2,787,000,000 (unaudited) as of March 31, 2001. Statutory capital consists of Ambac Assurance's policyholders' surplus and statutory contingency reserve. Standard & Poor's Credit Markets Services, a division of The McGraw-Hill Companies, Moody's Investors Service and Fitch, Inc. have assigned a triple-A financial strength rating to Ambac Assurance.

  Ambac Assurance has obtained a ruling from the Internal Revenue Service to the effect that the insuring of an obligation by Ambac Assurance will not affect the treatment for federal income tax purposes of interest on such obligation and that insurance proceeds representing maturing interest paid by Ambac Assurance under policy provisions substantially identical to those contained in its municipal bond insurance policy shall be treated for federal income tax purposes in the same manner as if such payments were made by the issuer of the Bonds.

  Ambac Assurance makes no representation regarding the Bonds or the advisability of investing in the Bonds and makes no representation regarding, nor has it participated in the preparation of, the Official Statement other than the information supplied by Ambac Assurance and presented under the heading "Ambac Assurance Corporation".

  Financial Security Assurance Inc. ("Financial Security")

  Financial Security is a New York domiciled insurance company and a wholly owned subsidiary of Financial Security Assurance Holdings Ltd. ("Holdings"). Holdings is an indirect subsidiary of Dexia, S.A., a publicly held Belgian corporation. Dexia, S.A., through its bank subsidiaries, is primarily engaged in the business of public finance in France, Belgium and other European countries. No shareholder of Holdings or Financial Security is liable for the obligations of Financial Security.


  At March 31, 2001, Financial Security's total policyholders' surplus and contingency reserves were approximately $1,430,595,000 and its total unearned premium reserve was approximately $730,490,000 in accordance with statutory accounting principles. At March 31, 2001, Financial Security's total shareholders' equity was approximately $1,547,252,000 and its total net unearned premium reserve was approximately $600,774,000 in accordance with generally accepted accounting principles.


  Copies of Financial Security's financial statements and annual and quarterly reports prepared in accordance with statutory accounting practices will be provided upon request to Financial Security Assurance Inc.: 350 Park Avenue, New York, New York 10022, Attention: Communications Department (telephone (212) 826-0100).


  The Policy does not protect investors against changes in market value of the Bonds, which market value may be impaired as a result of changes in prevailing interest rates, changes in applicable ratings or other causes. Financial Security makes no representation regarding the Bonds or the advisability of investing in the Bonds. Financial Security makes no representation regarding the SAI, nor has it participated in the preparation thereof, except that Financial Security has provided to Nuveen the information presented under this caption for inclusion in the SAI.


  MBIA Insurance Corporation ("MBIA")

  The Insurer is the principal operating subsidiary of MBIA Inc., a New York Stock Exchange listed company (the "Company"). The Company is not obligated to pay the debts of or claims against the Insurer. The Insurer is domiciled in the State of New York and licensed to do business in and subject to regulation under the laws of all 50 states, the District of Columbia, the Commonwealth of Puerto Rico, the Commonwealth of the Northern Mariana Islands, the Virgin Islands of the United States and the Territory of Guam. The Insurer has two European branches, one in the Republic of France and the other in the Kingdom of Spain. New York has laws prescribing minimum capital requirements, limiting classes and concentrations of investments and requiring the approval of policy rates and forms. State laws also regulate the amount of both the aggregate and individual risks that may be insured, the payment of dividends by the Insurer, changes in control and transactions among affiliates. Additionally, the Insurer is required to maintain contingency reserves on its liabilities in certain amounts and for certain periods of time.

  As of December 31, 2000 the Insurer had admitted assets of $7.6 billion (audited), total liabilities of $5.2 billion (audited), and total capital and surplus of $2.4 billion (audited) determined in accordance with statutory accounting practices prescribed or permitted by insurance regulatory authorities. As of March 31, 2001, the Insurer had admitted assets of $7.8 billion (unaudited), total liabilities of $5.4 billion (unaudited), and total capital and surplus of $2.4 billion (unaudited) determined in accordance with statutory accounting practices prescribed or permitted by insurance regulatory authorities.

  Furthermore, copies of the Insurer's year end financial statements prepared in accordance with statutory accounting practices are available without charge from the Insurer. A copy of the Annual Report on Form 10-K of the Company is available from the Insurer or the Securities and Exchange Commission. The address of the Insurer is 113 King Street, Armonk, New York 10504. The telephone number of the Insurer is (914) 273-4545. The Insurer's SEC filings are also available to the public over the Internet at the Insurer's web site at http://www.mbia.com.


  The Insurer's policy unconditionally and irrevocably guarantees to the Nuveen Insured Municipal Bond Fund the full and complete payment required to be made by or on behalf of the issuer to the applicable paying agent or its successor of an amount equal to (i) the principal of (either at the stated maturity or by advancement of maturity pursuant to a mandatory sinking fund payment) and interest on, the Municipal Obligations as such payments shall become due but shall not be so paid (except that in the event of any acceleration of the due date of such principal by reason of mandatory or optional redemption or acceleration resulting from default or otherwise, other than any advancement of maturity pursuant to a mandatory sinking fund payment, the payments guaranteed by the Insurer's policy shall be made in such amounts and at such times as such payments of principal would have been due had there not been any such acceleration) and (ii) the reimbursement of any such payment which is subsequently recovered from the Fund pursuant to a final judgment by a court of competent jurisdiction that such payment constitutes an avoidable preference to the Fund within the meaning of any applicable bankruptcy law (a "Preference").

  The Insurer's policy does not insure against loss of any prepayment premium which may at any time be payable with respect to any Municipal Obligation. The Insurer's policy does not, under any circumstance, insure against loss relating to: (i) optional or mandatory redemptions (other than mandatory sinking fund redemptions); (ii) any payments to be made on an accelerated basis; (iii) payments of the purchase price of Municipal Obligations upon tender thereof; or
(iv) any Preference relating to (i) through (iii) above. The Insurer's policy also does not insure against nonpayment of principal of or interest on the Municipal Obligations resulting from the insolvency, negligence or any other act or omission of any paying agent for the Municipal Obligations.

  With respect to small issue industrial development bonds and pollution control revenue bonds covered by the policy, the Insurer guarantees the full and complete payments required to be made by or on behalf of an issuer of such bonds if there occurs pursuant to the terms of the bonds an event which results in the loss of the tax-exempt status of interest on such bonds, including principal, interest or premium payments payable thereon, if any, as and when required to be made by or on behalf of the issuer pursuant to the terms of such bonds.

  When the Insurer receives from the paying agent or the Fund, (1) telephonic or telegraphic notice (subsequently confirmed in writing by registered or certified mail), or (2) written notice by registered or certified mail, that a required payment of any insured amount which is then due has not been made, the Insurer on the due date of such payment or within one business day after receipt of notice of such nonpayment, whichever is later, will make a deposit of funds, in an account with State Street Bank and Trust Company, N.A., in New York, New York, or its successor, sufficient for the payment of any such insured amounts which are then due. Upon presentment and surrender of such Municipal Obligations or presentment of such other proof of ownership of the Municipal Obligations, together with any appropriate instruments of assignment to evidence the assignment of the insured amounts due on the Municipal Obligations as are paid by the Insurer, and appropriate instruments to effect the appointment of the Insurer as agent for the Fund in any legal proceeding related to payment of insured amounts on Municipal Obligations, such instruments being in a form satisfactory to State Street Bank and Trust Company, N.A., State Street Bank and Trust Company, N.A. shall disburse to the Fund or the paying agent payment of the insured amounts due on such Municipal Obligations, less any amount held by the paying agent for the payment of such insured amounts and legally available therefor.

  Financial Guaranty Insurance Company ("Financial Guaranty")

  The Portfolio Insurance Policy is non-cancellable except for failure to pay the premium. The premium rate for each purchase of a security covered by the Portfolio Insurance Policy is fixed for the life of the Insured Bond. The insurance premiums are payable monthly by the Fund and are adjusted for purchases, sales and payments prior to maturity of Insured Bonds during the month. In the event of a sale of any Insured Bond by the Fund or payment thereof prior to maturity, the Portfolio Insurance policy terminates as to such Insured Bond.

  Under the provisions of the Portfolio Insurance Policy, Financial Guaranty unconditionally and irrevocably agrees to pay to State Street Bank and Trust Company, or its successor, as its agent (the "Fiscal Agent"), that portion of the principal of and interest on the Insured Bonds which shall become due for payment but shall be unpaid by reason of nonpayment by the issuer of the Insured Bonds. The term "due for payment" means, when referring to the principal of an Insured Bond, its stated maturity date or the date on which it shall have been called for mandatory sinking fund redemption and does not refer to any earlier date on which payment is due by reason of call for redemption (other than by mandatory sinking fund redemption), acceleration or other advancement of maturity and means, when referring to interest on an Insured Bond, the stated date for payment of interest. In addition, the Portfolio Insurance Policy covers nonpayment by the issuer that results from any payment of principal or interest made by such issuer on the Insured Bond to the Fund which has been recovered from the Fund or its shareholders pursuant to the United States Bankruptcy Code by a trustee in bankruptcy in accordance with a final, nonappealable order of a court having competent jurisdiction.

  Financial Guaranty will make such payments to the Fiscal Agent on the date such principal or interest becomes due for payment or on the business day next following the day on which Financial Guaranty shall have received notice of nonpayment, whichever is later. The Fiscal Agent will disburse the Trustee the face amount of principal and interest which is then due for payment but is unpaid by reason of nonpayment by the issuer, but only upon receipt by the Fiscal Agent of (i) evidence of the Trustee's right to receive payment of the principal or interest due for payment and (ii) evidence, including any appropriate instruments of assignment, that all of the rights to payment of such principal or interest due for payment thereupon shall vest in Financial Guaranty. Upon such disbursement, Financial Guaranty shall become the owner of the Insured Bond, appurtenant coupon or right to payment of principal or interest on such Insured Bond and shall be fully subrogated to all of the Trustee's rights thereunder, including the right to payment, thereof.

  In determining whether to insure municipal securities held in the Fund, Financial Guaranty will apply its own standards which are not necessarily the same as the criteria used in regard to the selection of securities by the Fund.

  Certain of the municipal securities insured under the Portfolio Insurance Policy may also be insured under an insurance policy obtained by the issuer of such municipal securities. The premium for any insurance policy or policies obtained by an issuer or Insured Bonds has been paid in advance by such issuer and any such policy or policies are non-cancellable and will continue in force so long as the Insured Bonds so insured are outstanding. Financial Guaranty has also agreed, if requested by the Funds on or before the fifth day preceding the 1st day of any month, to insure to maturity Insured Bonds sold by the Trustee during the month immediately following such request of the Fund. The premium for any such insurance to maturity provided by Financial Guaranty is paid by the Fund and any such insurance is non-cancellable and will continue in force so long as the Bonds so insured are outstanding.

  Financial Guaranty is a wholly-owned subsidiary of FGIC Corporation (the "Corporation"), a Delaware holding company. The Corporation is a subsidiary of General Electric Capital Corporation ("GE Capital"). Neither the Corporation nor GE Capital is obligated to pay the debts of or the claims against Financial Guaranty. Financial Guaranty is a monoline financial guaranty insurer domiciled in the State of New York and subject to regulation by the State of New York Insurance Department. As of March 31, 2001, the total capital and surplus of Financial Guaranty was $1.132 billion. Financial Guaranty prepares financial statements on the basis of both statutory accounting principles and generally accepted accounting principles. Copies of such financial statements may be obtained by writing to Financial Guaranty at 115 Broadway, New York, New York 10006, Attention: Communications Department (telephone number: (212) 312-3000) or to the New York State Insurance Department at 25 Beaver Street, New York, New York 10004-2319,
Attention: Financial Condition Property/Casualty Bureau (telephone number:
(212) 480-5187).


  The policies of insurance obtained by the Fund from Financial Guaranty and the negotiations in respect thereof represent the only relationship between Financial Guaranty and the Fund. Otherwise neither Financial Guaranty nor its parent, FGIC Corporation, or any affiliate thereof has any significant relationship, direct or indirect, with the Funds or the Board of Trustees of the Funds.

  The above municipal bond insurers have insurance claims-paying ability ratings of AAA from S&P and Aaa from Moody's. Financial Guaranty also has an insurance claims-paying ability rating of AAA from Fitch.

  An S&P insurance claims-paying ability rating is an assessment of an operating insurance company's financial capacity to meet obligations under an insurance policy in accordance with its terms. An insurer with an insurance claims-paying ability rating of AAA has the highest rating assigned by S&P. Capacity to honor insurance contracts is adjudged by S&P to be extremely strong and highly likely to remain so over a long period of time. A Moody's insurance claims-paying ability rating is an opinion of the ability of an insurance company to repay punctually senior policyholder obligations and claims. An insurer with an insurance claims-paying ability rating of Aaa is adjudged by Moody's to be of the best quality. In the opinion of Moody's, the policy obligations of an insurance company with an insurance claims-paying ability rating of Aaa carry the smallest degree of credit risk and, while the financial strength of these companies is likely to change, such changes as can be visualized are most unlikely to impair the company's fundamentally strong position.

  An insurance claims-paying ability rating by S&P or Moody's does not constitute an opinion on any specific contract in that such an opinion can only be rendered upon the review of the specific insurance contract. Furthermore, an insurance claims-paying ability rating does not take into account deductibles, surrender or cancellation penalties or the timeliness of payment, nor does it address the ability of a company to meet nonpolicy obligations (i.e., debt contracts).

  The assignment of ratings by S&P or Moody's to debt issues that are fully or partially supported by insurance policies, contracts or guarantees is a separate process form the determination of claims-paying ability ratings. The likelihood of a timely flow of funds from the insurer to the trustee for the bondholders is a key element in the rating determination for such debt issues.

  S&P's and Moody's ratings are not recommendations to buy, sell or hold the Municipal Obligations insured by policies issued by Ambac Assurance, Financial Security, MBIA or Financial Guaranty and such ratings may be subject to revision or withdrawal at any time by the rating agencies. Any downward revision or withdrawal of either or both ratings may have an adverse effect on the market price of the Municipal Obligations insured by policies issued by Ambac Assurance, Financial Security, MBIA or Financial Guaranty.

  S&P's ratings of Ambac Assurance, Financial Security, MBIA and Financial Guaranty should be evaluated independent of Moody's ratings. Any further explanation as to the significance of the ratings may be obtained only from the applicable rating agency. See Appendix A for more information about ratings by Moody's, S&P, and Fitch.

Portfolio Trading and Turnover

  The Funds will make changes in their investment portfolio from time to time in order to take advantage of opportunities in the municipal market and to limit exposure to market risk. The Funds may also engage to a limited extent in short-term trading consistent with their investment objective. Securities may be sold in anticipation of market decline or purchased in anticipation of market rise and later sold. In addition, a security may be sold and another of comparable quality purchased at approximately the same time to take advantage of what Nuveen Advisory believes to be a temporary disparity in the normal yield relationship between the two securities. Each Fund may make changes in its investment portfolio in order to limit its exposure to changing market conditions. Changes in a Fund's investments are known as "portfolio turnover." While it is impossible to predict future portfolio turnover rates, the annual portfolio turnover rate for each Fund is generally not expected to exceed 75%. However, each Fund reserves the right to make changes in its investments whenever it deems such action advisable and, therefore, a Fund's annual portfolio turnover rate may exceed 75% in particular years depending upon market conditions.


  The portfolio turnover rates for the Funds, for the 2000 and 2001 fiscal year-ends of the Funds were:



                                                                     Fiscal
                                                                      Year
                                                                    ----------
                                                                    2000  2001
                                                                    ----  ----
      Nuveen High Yield Municipal Bond Fund........................ 56%*  11%
      Nuveen All-American Municipal Bond Fund...................... 53%   27%
      Nuveen Insured Municipal Bond Fund........................... 44%   20%
      Nuveen Intermediate Duration Municipal Bond Fund............. 13%    9%**
      Nuveen Limited Term Municipal Bond Fund...................... 37%   22%

--------
   *Fund commenced operations on June 7, 1999.

  **The cost of securities acquired in the acquisition of the Nuveen
   Intermediate Municipal Bond Fund of $53,652,345 were excluded from the portfolio turnover rate calculation.


When-Issued or Delayed-Delivery Securities

  Each Fund may purchase and sell Municipal Obligations on a when-issued or delayed-delivery basis. When-issued and delayed-delivery transactions arise when securities are purchased or sold with payment and delivery beyond the regular settlement date. (When-issued transactions normally settle within 15-45 days.) On such transactions the payment obligation and the interest rate are fixed at the time the buyer enters into the commitment. The commitment to purchase securities on a when-issued or delayed-delivery basis may involve an element of risk because the value of the securities is subject to market fluctuation, no interest accrues to the purchaser prior to settlement of the transaction, and at the time of delivery the market value may be less than cost. At the time a Fund makes the commitment to purchase a Municipal Obligation on a when-issued or delayed-delivery basis, it will record the transaction and reflect the amount due and the value of the security in determining its net asset value. Likewise, at the time a Fund makes the commitment to sell a Municipal Obligation on a delayed-delivery basis, it will record the transaction and include the proceeds to be received in determining its net asset value; accordingly, any fluctuations in the value of the Municipal Obligation sold pursuant to a delayed-delivery commitment are ignored in calculating net asset value so long as the commitment remains in effect. The Funds will maintain designated readily marketable assets at least equal in value to commitments to purchase when-issued or delayed-delivery securities, such assets to be segregated by the Custodian specifically for the settlement of such commitments. The Funds will only make commitments to purchase Municipal Obligations on a when-issued or delayed-delivery basis with the intention of actually acquiring the securities, but the Funds reserve the right to sell these securities before the settlement date if it is deemed advisable. If a when-issued security is sold before delivery any gain or loss would not be tax-exempt. The Funds commonly engage in when-issued transactions in order to purchase or sell newly-issued Municipal Obligations, and may engage in delayed-delivery transactions in order to manage its operations more effectively.

  Each Fund also may buy when-issued and delayed-delivery securities that settle more than 60 days after purchase. These transactions are called "forwards." Municipal "forwards" pay higher interest after settlement than standard bonds, to compensate the buyer for bearing market risk and deferring income during the settlement period, and can often be bought at attractive prices and yields. If a Fund knows that a portfolio bond will, or is likely to, be called or mature on a specific future date, the Fund may buy forwards settling on or about that date to replace the called or maturing bond and "lock in" a currently attractive interest rate. The High Yield Fund also may invest up to 15% of its assets in forwards that do not serve to replace a specific portfolio bond.


Hedging and Other Defensive Actions

  Each Fund may periodically engage in hedging transactions. Hedging is a term used for various methods of seeking to preserve portfolio capital value by offsetting price changes in one investment through making another investment whose price should tend to move in the opposite direction. It may be desirable and possible in various market environments to partially hedge the portfolio against fluctuations in market value due to interest rate fluctuations by investment in financial futures and index futures as well as related put and call options on such instruments. Both parties entering into an index or financial futures contract are required to post an initial deposit of 1% to 5% of the total contract price. Typically, option holders enter into offsetting closing transactions to enable settlement in cash rather than take delivery of the position in the future of the underlying security. Each Fund will only sell covered futures contracts, which means that the Fund segregates assets equal to the amount of the obligations.

  These transactions present certain risks. In particular, the imperfect correlation between price movements in the futures contract and price movements in the securities being hedged creates the possibility that losses on the hedge by a Fund may be greater than gains in the value of the securities in such series' portfolio. In addition, futures and options markets may not be liquid in all circumstances. As a result, in volatile markets, a Fund may not be able to close out the transaction without incurring losses substantially greater than the initial deposit. Finally, the potential daily deposit requirements in futures contracts create an ongoing greater potential financial risk than do options transactions, where the exposure is limited to the cost of the initial premium. Losses due to hedging transactions will reduce yield. Net gains, if any, from hedging and other portfolio transactions will be distributed as taxable distributions to shareholders.

  No Fund will make any investment (whether an initial premium or deposit or a subsequent deposit) other than as necessary to close a prior investment if, immediately after such investment, the sum of the amount of its premiums and deposits would exceed 5% of such series' net assets. Each series will invest in these instruments only in markets believed by the investment adviser to be active and sufficiently liquid. For further information regarding these investment strategies and risks presented thereby, see Appendix B to this Statement of Additional Information.

  Each Fund reserves the right for liquidity or defensive purposes (such as thinness in the market for municipal securities or an expected substantial decline in value of long-term obligations), to temporarily invest up to 20% of its assets in obligations issued or guaranteed by the U.S. Government and its agencies or instrumentalities, including up to 5% in adequately collateralized repurchase agreements relating thereto. Interest on each instrument is taxable for federal income tax purposes and would reduce the amount of tax-free interest payable to shareholders.

Other Investment Policies and Techniques of the High Yield Fund

  Illiquid Securities

  The High Yield Fund may invest in illiquid securities (i.e., securities that are not readily marketable). For purposes of this restriction, illiquid securities include, but are not limited to, restricted securities (securities the disposition of which is restricted under the federal securities laws), securities that may only be resold pursuant to Rule 144A under the Securities Act of 1933, as amended (the "Securities Act"), but that are deemed to be illiquid; and repurchase agreements with maturities in excess of seven days. However, the Fund will not acquire illiquid securities if, as a result, such securities would comprise more than 15% of the value of the Fund's net assets. The Board of Trustees or its delegate has the ultimate authority to determine, to the extent permissible under the federal securities laws, which securities are liquid or illiquid for purposes of this 15% limitation. The Board of Trustees has delegated to Nuveen Advisory the day-to-day determination of the illiquidity of any fixed-income security, although it has retained oversight and ultimate responsibility for such determinations. Although no definitive liquidity criteria are used, the Board of Trustees has directed Nuveen Advisory to look to such factors as (i) the nature of the market for a security (including the institutional private resale market; the frequency of trades and quotes for the security; the number of dealers willing to purchase or sell the security; and the amount of time normally needed to dispose of the security, the method of soliciting offers and the mechanics of transfer), (ii) the terms of certain securities or other instruments allowing for the disposition to a third party or the issuer thereof (e.g., certain repurchase obligations and demand instruments), and (iii) other permissible relevant facts.

  Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act. Where registration is required, the Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than that which prevailed when it decided to sell. Illiquid securities will be priced at fair value as determined in good faith by the Board of Trustees or its delegate. If, through the appreciation of illiquid securities or the depreciation of liquid securities, the Fund should be in a position where more than 15% of the value of its net assets are invested in illiquid securities, including restricted securities which are not readily marketable, the Fund will take such steps as is deemed advisable, if any, to protect liquidity.

  Structured Notes

  The High Yield Fund may invest in structured notes, including "total rate of return swaps" with rates of return determined by reference to the total rate of return on one or more loans references in such notes. The rate of return on a structured note may be determined by applying a multiplier to the rate of total return on the referenced loan or loans. Application of a multiplier is comparable to the use of leverage which magnifies the potential for gain and the risk of loss because a relatively small decline in the value of a referenced note could result in a relatively large loss in the value of the structured note.

  Mortgage-Backed Securities

  The High Yield Fund may invest in fixed-income obligations backed by a pool of mortgages. Mortgage-backed securities are issued both by U.S. government agencies, including the Government National Mortgage Association (GNMA) the Federal National Mortgage Association (FNMA) and the Federal Home Loan Mortgage Corporation (FHLMC) and by private entities. The payment of interest and principal on securities issued by U.S. government agencies is guaranteed by the full faith and credit of the U.S. government (in the case of GNMA securities) or the issuer (in the case of FNMA and FHLMC securities). However, the guarantees do not apply to the market prices and yields of these securities, which vary with changes in interest rates. Mortgage-backed securities issued by private entities are structured similarly to mortgage-backed securities issued by GNMA, FNMA and FHLMC. These securities and the underlying mortgages are not guaranteed by government agencies. However, these securities generally are structured with one or more types of credit enhancement by a third party. Mortgage-backed securities permit borrowers to prepay their underlying mortgages. Prepayments by borrowers on underlying obligations can alter the effective maturity of these instruments.

  Zero Coupon Bonds

  The High Yield Fund may invest in zero coupon bonds. A zero coupon bond is a bond that does not pay interest for its entire life. The market prices of zero coupon bonds are affected to a greater extent by changes in prevailing levels of interest rates and thereby tend to be more volatile in price than securities that pay interest periodically. In addition, because the Fund accrues income with respect to these securities prior to the receipt of such interest, it may have to dispose of portfolio securities under disadvantageous circumstances in order to obtain cash needed to pay income dividends in amounts necessary to avoid unfavorable tax consequences.

  Standby Commitments

  The High Yield Fund may obtain standby commitments when it purchases Municipal Obligations. A standby commitment gives the holder the right to sell the underlying security to the seller at an agreed-upon price on certain dates or within a specified period. The Fund will acquire standby commitments solely to facilitate portfolio liquidity and not with a view to exercising them at a time when the exercise price may exceed the current value of the underlying securities. If the exercise price of a standby commitment held by the Fund should exceed the current value of the underlying securities, the Fund may refrain from exercising the standby commitment in order to avoid causing the issuer of the standby commitment to sustain a loss and thereby jeopardizing the Fund's business relationship with the issuer. The Fund will enter into standby commitments only with banks and securities dealers that, in the opinion of Nuveen Advisory, present minimal credit risks. However, if a securities dealer or bank is unable to meet its obligation to repurchase the security when the Fund exercises a standby commitment, the Fund might be unable to recover all or a portion of any loss sustained from having to sell the security elsewhere. Standby commitments will be valued at zero in determining the Fund's net asset value.

  Lending of Portfolio Securities

  The High Yield Fund may lend its portfolio securities, up to 33 1/3% of its total assets, including collateral received, to broker-dealers or institutional investors. Such loans will be secured continuously by collateral at least equal to the value of the securities lent by "marking to market" daily. The Fund will continue to receive the equivalent of the interest or dividends paid by the issuer of the securities lent and will retain the right to call, upon notice, the lent securities. The Fund may also receive interest on the investment of the collateral or a fee from the borrower as compensation for the loan. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail

  Short-Term Investments


  The Prospectus discusses briefly the ability of the Funds to invest a portion of their assets in federally tax-exempt or taxable temporary or short-term investments. Temporary investments will not exceed 20% of a Fund's assets except when made for defensive purposes. The Funds will invest only in taxable temporary investments that are either U.S. Government securities or are rated within the highest grade by Moody's, S&P, or Fitch and mature within one year from the date of purchase or carry a variable or floating rate of interest. See Appendix A for more information about ratings by Moody's, S&P, and Fitch.

  The Funds may invest in the following federally tax-exempt temporary investments:

    Bond Anticipation Notes (BANs) are usually general obligations of state and local governmental issuers which are sold to obtain interim financing for projects that will eventually be funded through the sale of long-term debt obligations or bonds. The ability of an issuer to meet its obligations on its BANs is primarily dependent on the issuer's access to the long-term municipal bond market and the likelihood that the proceeds of such bond sales will be used to pay the principal and interest on the BANs.

    Tax Anticipation Notes (TANs) are issued by state and local governments to finance the current operations of such governments. Repayment is generally to be derived from specific future tax revenues. Tax anticipation notes are usually general obligations of the issuer. A weakness in an issuer's capacity to raise taxes due to, among other things, a decline in its tax base or a rise in delinquencies, could adversely affect the issuer's ability to meet its obligations on outstanding TANs.

    Revenue Anticipation Notes (RANs) are issued by governments or governmental bodies with the expectation that future revenues from a designated source will be used to repay the notes. In general, they also constitute general obligations of the issuer. A decline in the receipt of projected revenues, such as anticipated revenues from another level of government, could adversely affect an issuer's ability to meet its obligations on outstanding RANs. In addition, the possibility that the revenues would, when received, be used to meet other obligations could affect the ability of the issuer to pay the principal and interest on RANs.

    Construction Loan Notes are issued to provide construction financing for specific projects. Frequently, these notes are redeemed with funds obtained from the Federal Housing Administration.

    Bank Notes are notes issued by local government bodies and agencies as those described above to commercial banks as evidence of borrowings. The purposes for which the notes are issued are varied but they are frequently issued to meet short-term working capital or capital-project needs. These notes may have risks similar to the risks associated with TANs and RANs.

    Tax-Exempt Commercial Paper (Municipal Paper) represents very short-term unsecured, negotiable promissory notes, issued by states, municipalities and their agencies. Payment of principal and interest on issues of municipal paper may be made from various sources, to the extent the funds are available therefrom. Maturities of municipal paper generally will be shorter than the maturities of TANs, BANs or RANs. There is a limited secondary market for issues of municipal paper.

  Certain Municipal Obligations may carry variable or floating rates of interest whereby the rate of interest is not fixed, but varies with changes in specified market rates or indices, such as a bank prime rate or a tax-exempt money market index.

  While these various types of notes as a group represent the major portion of the tax-exempt note market, other types of notes are occasionally available in the marketplace and the Fund may invest in such other types of notes to the extent permitted under its investment objective, policies and limitations. Such notes may be issued for different purposes and may be secured differently from those mentioned above.

  The Funds may also invest in the following taxable temporary investments:

    U.S. Government Direct Obligations are issued by the United States Treasury and include bills, notes and bonds.

    --Treasury bills are issued with maturities of up to one year. They are issued in bearer form, are sold on a discount basis and are payable at par value at maturity.

    --Treasury notes are longer-term interest bearing obligations with original maturities of one to seven years.

    --Treasury bonds are longer-term interest-bearing obligations with original maturities from five to thirty years.

  U.S. Government Agencies Securities--Certain federal agencies have been established as instrumentalities of the United States Government to supervise and finance certain types of activities. These agencies include, but are not limited to, the Bank for Cooperatives, Federal Land Banks, Federal Intermediate Credit Banks, Federal Home Loan Banks, Federal National Mortgage Association, Government National Mortgage Association, Export-Import Bank of the United States, and Tennessee Valley Authority. Issues of these agencies, while not direct obligations of the United States Government, are either backed by the full faith and credit of the United States or are guaranteed by the Treasury or supported by the issuing agencies' right to borrow from the Treasury. There can be no assurance that the United States Government itself will pay interest and principal on securities as to which it is not legally so obligated.

  Certificates of Deposit (CDs)--A certificate of deposit is a negotiable interest bearing instrument with a specific maturity. CDs are issued by banks in exchange for the deposit of funds and normally can be traded in the secondary market, prior to maturity. The Fund will only invest in U.S. dollar denominated CDs issued by U.S. banks with assets of $1 billion or more.

  Commercial Paper--Commercial paper is the term used to designate unsecured short-term promissory notes issued by corporations. Maturities on these issues vary from a few days to nine months. Commercial paper may be purchased from U.S. corporations.

  Other Corporate Obligations--The Funds may purchase notes, bonds and debentures issued by corporations if at the time of purchase there is less than one year remaining until maturity or if they carry a variable or floating rate of interest.

  Repurchase Agreements--A repurchase agreement is a contractual agreement whereby the seller of securities (U.S. Government or Municipal Obligations) agrees to repurchase the same security at a specified price on a future date agreed upon by the parties. The agreed upon repurchase price determines the yield during a Fund's holding period. Repurchase agreements are considered to be loans collateralized by the underlying security that is the subject of the repurchase contract. The Funds will only enter into repurchase agreements with dealers, domestic banks or recognized financial institutions that in the opinion of Nuveen Advisory present minimal credit risk. The risk to the Funds is limited to the ability of the issuer to pay the agreed-upon repurchase price on the delivery date; however, although the value of the underlying collateral at the time the transaction is entered into always equals or exceeds the agreed-upon repurchase price, if the value of the collateral declines there is a risk of loss of both principal and interest. In the event of default, the collateral may be sold but a Fund might incur a loss if the value of the collateral declines, and might incur disposition costs or experience delays in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, realization upon the collateral by a Fund may be delayed or limited. Nuveen Advisory will monitor the value of collateral at the time the transaction is entered into and at all times subsequent during the term of the repurchase agreement in an effort to determine that the value always equals or exceeds the agreed upon price. In the event the value of the collateral declined below the repurchase price, Nuveen Advisory will demand additional collateral from the issuer to increase the value of the collateral to at least that of the repurchase price. Each of the Funds will not invest more than 10% of its assets in repurchase agreements maturing in more than seven days.

MANAGEMENT

  The management of the Trust, including general supervision of the duties performed for the Funds under the Investment Management Agreement, is the responsibility of its Board of Trustees. The Trust currently has seven trustees, one of whom is an "interested person" (as the term "interested person" is defined in the Investment Company Act of 1940) and six of whom are "disinterested persons." The names and business addresses of the trustees and officers of the Trust and their principal occupations and other affiliations during the past five years are set forth below, with those trustees who are "interested persons" of the Trust indicated by an asterisk.


------------------------------------------------------------------------------------
                              Date of Positions and         Principal Occupations
 Name and Address             Birth   Offices with Trust    During Past Five Years
------------------------------------------------------------------------------------
 Timothy R. Schwertfeger*     3/28/49 Chairman of the Board Chairman since July 1,
 333 West Wacker Drive                and President         1996 of The John Nuveen
 Chicago, IL 60606                    Trustee               Company, Nuveen
                                                            Investments, Nuveen
                                                            Advisory Corp. and
                                                            Nuveen Institutional
                                                            Advisory Corp., prior
                                                            thereto Executive Vice
                                                            President and Director
                                                            of The John Nuveen
                                                            Company and Nuveen
                                                            Investments; Director of
                                                            Nuveen Advisory Corp.
                                                            and Nuveen Institutional
                                                            Advisory Corp.; Chairman
                                                            and Director (since
                                                            January 1997) of Nuveen
                                                            Asset Management, Inc.;
                                                            Director (since 1996) of
                                                            Institutional Capital
                                                            Corporation; Chairman
                                                            and Director of
                                                            Rittenhouse Financial
                                                            Services Inc. (since
                                                            1999); Chief Executive
                                                            Officer (since September
                                                            1999) of Nuveen Senior
                                                            Loan Asset Management
                                                            Inc.

------------------------------------------------------------------------------------
 Robert P. Bremner            8/22/40 Trustee               Private Investor and
 3725 Huntington Street, N.W.                               Management Consultant.
 Washington, D.C. 20015

------------------------------------------------------------------------------------
 Lawrence H. Brown            7/29/34 Trustee               Retired as Senior Vice
 201 Michigan Avenue                                        President of The
 Highwood, IL 60040                                         Northern Trust Company.

------------------------------------------------------------------------------------
 Anne E. Impellizzeri         1/26/33 Trustee               Executive Director of
 Manitoga                                                   Manitoga (Center for
 P.O. Box 249                                               Russell Wright's Design
 Garrison, NY 10524                                         with Nature) (since
                                                            September 1998);
                                                            formerly, President and
                                                            Chief Executive Officer
                                                            of Blanton-Peale
                                                            Institutes of Religion
                                                            and Health; prior
                                                            thereto, Vice President,
                                                            Metropolitan Life
                                                            Insurance Co.
------------------------------------------------------------------------------------
 Peter R. Sawers               4/3/33 Trustee               Adjunct Professor of
 22 The Landmark                                            Business and Economics,
 Northfield, IL 60093                                       University of Dubuque,
                                                            Iowa; formerly,
                                                            Adjunct Professor (1991-
                                                            2000), Lake Forest
                                                            Graduate School of
                                                            Management, Lake Forest,
                                                            Illinois; formerly,
                                                            Executive Director,
                                                            Towers Perrin,
                                                            Australia; Chartered
                                                            Financial Analyst.

------------------------------------------------------------------------------------
 William J. Schneider         9/24/44 Trustee               Senior Partner and Chief
 4000 Miller-Valentine Ct.                                  Operating Officer,
 P.O. Box 744                                               Miller-Valentine
 Dayton, OH 45401                                           Partners; Vice
                                                            President, Miller-
                                                            Valentine Group, a
                                                            development and contract
                                                            company; Chair, Miami
                                                            Valley Hospital; Vice
                                                            Chair Miami Valley
                                                            Economic Development
                                                            Coalition; formerly,
                                                            Member, Community
                                                            Advisory Board, National
                                                            City Bank, Dayton, Ohio
                                                            and Business Advisory
                                                            Council, Cleveland
                                                            Federal Reserve Bank.

-------------------------------------------------------------------------------
                       Date of  Positions and       Principal Occupations
 Name and Address      Birth    Offices with Trust  During Past Five Years

-------------------------------------------------------------------------------
 Judith M. Stockdale   12/29/47 Trustee             Executive Director, Gaylord
 35 E. Wacker Drive                                 and Dorothy Donnelley
 Suite 2600                                         Foundation; prior thereto,
 Chicago, IL 60601                                  Executive Director, Great
                                                    Lakes Protection Fund.

-------------------------------------------------------------------------------
 Alan G. Berkshire     12/28/60 Vice President and  Senior Vice President and
 333 West Wacker Drive          Assistant Secretary General Counsel (since
 Chicago, IL 60606                                  September 1997) and
                                                    Secretary (since May 1998)
                                                    of The John Nuveen Company,
                                                    Nuveen Investments, Nuveen
                                                    Advisory Corp. and Nuveen
                                                    Institutional Advisory
                                                    Corp.; Senior Vice
                                                    President and Secretary
                                                    (since September 1999) of
                                                    Nuveen Senior Loan Asset
                                                    Management Inc.; prior
                                                    thereto, Partner in the law
                                                    firm of Kirkland & Ellis.

-------------------------------------------------------------------------------
 Peter H. D'Arrigo     11/28/67 Vice President and  Vice President of Nuveen
 333 West Wacker Drive          Treasurer           Investments (since January
 Chicago, IL 60606                                  1999), prior thereto,
                                                    Assistant Vice President
                                                    (from January 1997);
                                                    formerly, Associate of
                                                    Nuveen Investments; Vice
                                                    President and Treasurer
                                                    (since September 1999) of
                                                    Nuveen Senior Loan Asset
                                                    Management Inc. Chartered
                                                    Financial Analyst.

-------------------------------------------------------------------------------
 Michael S. Davern      6/26/57 Vice President      Vice President of Nuveen
 333 West Wacker Drive                              Advisory Corp. (since
 Chicago, IL 60606                                  January 1997); prior
                                                    thereto, Vice President and
                                                    Portfolio Manager (since
                                                    September 1991) of Flagship
                                                    Financial.

-------------------------------------------------------------------------------
 Lorna C. Ferguson     10/24/45 Vice President      Vice President of Nuveen
 333 West Wacker Drive                              Investments; Vice President
 Chicago, IL 60606                                  (since January 1998) of
                                                    Nuveen Advisory Corp. and
                                                    Nuveen Institutional
                                                    Advisory Corp.

-------------------------------------------------------------------------------
 William M. Fitzgerald   3/2/64 Vice President      Vice President of Nuveen
 333 West Wacker Drive                              Advisory Corp. (since
 Chicago, IL 60606                                  December 1995); Assistant
                                                    Vice President of
                                                    Nuveen Advisory Corp. (from
                                                    September 1992 to December
                                                    1995), prior thereto
                                                    Assistant Portfolio Manager
                                                    of Nuveen Advisory Corp.

-------------------------------------------------------------------------------
 Stephen D. Foy         5/31/54 Vice President and  Vice President of Nuveen
 333 West Wacker Drive          Controller          Investments and (since May
 Chicago, IL 60606                                  1998) The John Nuveen
                                                    Company; Vice President
                                                    (since September 1999) of
                                                    Nuveen Senior Loan Asset
                                                    Management Inc., Certified
                                                    Public Accountant.

-------------------------------------------------------------------------------
 J. Thomas Futrell       7/5/55 Vice President      Vice President of Nuveen
 333 West Wacker Drive                              Advisory Corp.; Chartered
 Chicago, IL 60606                                  Financial Analyst.

-------------------------------------------------------------------------------
 Richard A. Huber       3/26/63 Vice President      Vice President of Nuveen
 333 West Wacker Drive                              Institutional Advisory
 Chicago, IL 60606                                  Corp. (since March 1998)
                                                    and Nuveen Advisory Corp.
                                                    (since January 1997); prior
                                                    thereto, Vice President and
                                                    Portfolio Manager of
                                                    Flagship Financial, Inc.

-------------------------------------------------------------------------------
                         Date of Positions and       Principal Occupations
 Name and Address        Birth   Offices with Trust  During Past Five Years
-------------------------------------------------------------------------------
 Steven J. Krupa         8/21/57 Vice President      Vice President of Nuveen
 333 West Wacker Drive                               Advisory Corp.
 Chicago, IL 60606

-------------------------------------------------------------------------------
 David J. Lamb           3/22/63 Vice President      Vice President (since
 333 West Wacker Drive                               March 2000), previously
 Chicago, IL 60606                                   Assistant Vice President
                                                     (since January 1999),
                                                     prior thereto, Associate
                                                     of Nuveen Investments;
                                                     Certified Public
                                                     Accountant.

-------------------------------------------------------------------------------
 Larry W. Martin         7/27/51 Vice President and  Vice President, Assistant
 333 West Wacker Drive           Assistant Secretary Secretary and Assistant
 Chicago, IL 60606                                   General Counsel of Nuveen
                                                     Investments; Vice
                                                     President and Assistant
                                                     Secretary of Nuveen
                                                     Advisory Corp.; Vice
                                                     President and Assistant
                                                     Secretary of Nuveen
                                                     Institutional Advisory
                                                     Corp.; Assistant Secretary
                                                     of The John Nuveen Company
                                                     and (since January 1997)
                                                     Nuveen Asset Management
                                                     Inc.; Vice President and
                                                     Assistant Secretary (since
                                                     September 1999) of Nuveen
                                                     Senior Loan Asset
                                                     Management Inc.

-------------------------------------------------------------------------------
 Edward F. Neild, IV     7/7/65  Vice President      Vice President (since July
 333 West Wacker Drive                               2000), of Nuveen
 Chicago, IL 60606                                   Investments; formerly Vice
                                                     President of Nuveen
                                                     Advisory Corp. and Nuveen
                                                     Institutional Advisory
                                                     Corp; Chartered Financial
                                                     Analyst.

-------------------------------------------------------------------------------
 Stephen S. Peterson     9/20/57 Vice President      Vice President (since
 333 West Wacker Drive                               September 1997),
 Chicago, IL 60606                                   previously Assistant Vice
                                                     President (since September
                                                     1996) Portfolio Manager
                                                     prior thereto of Nuveen
                                                     Advisory Corp., Chartered
                                                     Financial Analyst.

-------------------------------------------------------------------------------
 Thomas C. Spalding, Jr. 7/31/51 Vice President      Vice President of Nuveen
 333 West Wacker Drive                               Advisory Corp. and Nuveen
 Chicago, IL 60606                                   Institutional Advisory
                                                     Corp.; Chartered Financial
                                                     Analyst.

-------------------------------------------------------------------------------
 Gifford R. Zimmerman    9/9/56  Vice President and  Vice President, Assistant
 333 West Wacker Drive           Secretary           Secretary and Associate
 Chicago, IL 60606                                   General Counsel formerly
                                                     Assistant General Counsel
                                                     of Nuveen Investments;
                                                     Vice President and
                                                     Secretary (since July
                                                     1999) of Nuveen Advisory
                                                     Corp. and Nuveen
                                                     Institutional Advisory
                                                     Corp.; Assistant Secretary
                                                     of The John Nuveen
                                                     Company; Vice President
                                                     and Assistant Secretary
                                                     (since September 1999) of
                                                     Nuveen Senior Loan Asset
                                                     Management Inc.; Chartered
                                                     Financial Analyst.

  Timothy R. Schwertfeger and Peter R. Sawers serve as members of the Executive Committee of the Board of Trustees. The Executive Committee, which meets between regular meetings of the Board of Trustees, is authorized to exercise all of the powers of the Board of Trustees.

  The trustees of the Trust are directors or trustees, as the case may be, of 30 Nuveen open-end funds and 66 Nuveen closed-end funds advised by Nuveen Advisory Corp. Mr. Schwertfeger is a director or trustee, as the case may be, of 14 Nuveen open-end funds and closed-end funds advised by Nuveen Institutional Advisory Corp. and two funds advised by Nuveen Senior Loan Asset Management Inc. None of the independent trustees has ever been a director, officer, or employee of, or a consultant to, Nuveen Advisory, Nuveen or their affiliates.


  The following table sets forth compensation paid by the Trust to each of the trustees of the Trust and the total compensation paid to each trustee during the fiscal year ended April 30, 2001. The Trust has no retirement or pension plans. The officers and trustees affiliated with Nuveen serve without any compensation from the Trust.



                                                 Deferred
                                   Aggregate   Compensation  Total Compensation
                                  Compensation Payable from    From Trust and
                                   from the     the Trust       Fund Complex
      Name of Trustee              Trust (1)       (2)      Paid to Trustees (3)
      ---------------             ------------ ------------ --------------------
      Robert P. Bremner..........   $12,877      $ 2,167          $71,000
      Lawrence H. Brown..........   $15,891      $   --           $74,500
      Anne E. Impellizzeri.......   $   173      $14,777          $71,000
      Peter R. Sawers............   $   173      $14,453          $71,000
      William J. Schneider.......   $   173      $13,757          $71,000
      Judith M. Stockdale........   $11,383      $ 3,516          $71,000

--------

(1) The compensation paid (but not including amounts deferred) to the independent trustees for the fiscal year ended April 30, 2001 for services to the Trust.

(2) Pursuant to a deferred compensation agreement with the Trust, deferred amounts are treated as though an equivalent dollar amount has been invested in shares of one or more eligible Nuveen Funds. The amounts provided are the total deferred fees (including the return from the assumed investment in the eligible Nuveen Funds) payable from the Trust.

(3) Based on the compensation paid (including any amounts deferred) to the independent trustees for the fiscal year ended April 30, 2001 for services to the open-end and closed-end funds advised by NAC.


  Each trustee who is not affiliated with NAC receives a $60,000 annual retainer for serving as a director or trustee of all funds for which NAC serves as investment adviser or manager and a $1,000 fee per day plus expenses for attendance at all meetings held on a day on which a regularly scheduled Board meeting is held, a $1,000 fee per day plus expenses for attendance in person or a $500 fee per day plus expenses for attendance by telephone at a meeting held on a day which no regular Board meeting is held and a $500 fee per day plus expenses for attendance in person or $250 per day if by telephone at a meeting of the Executive Committee or Dividend Committee. The annual retainer, fees and expenses are allocated among the funds for which NAC serves as investment adviser or manager on the basis of relative net asset sizes. The Trust requires no employees other than its officers, all of whom are compensated by NAC or Nuveen.


  The John Nuveen Company (JNC) maintains charitable contributions programs to encourage the active support and involvement of individuals in the civic activities of their community. These programs include a matching contributions program and a direct contributions program. The independent trustees of the funds managed by NAC are eligible to participate in the charitable contributions program of JNC. Under the matching program, JNC will match the personal contributions of a trustee to Section 501(c)(3) organizations up to an aggregate maximum amount of $10,000 during any calendar year. Under its direct (non-matching) program, JNC makes contributions to qualifying Section 501(c)(3) organizations, as approved by the Corporate

Contributions Committee of JNC. The independent trustees are also eligible to submit proposals to the committee requesting that contributions be made under this program to Section 501(c)(3) organizations, identified by the trustee, in an aggregate amount not to exceed $5,000 during any calendar year. Any contribution made by JNC under the direct program is made solely at the discretion of the Corporate Contributions Committee.

  The officers and trustees of each Fund, in the aggregate, own less than 1% of the shares of the Fund.

  The following table sets forth the percentage ownership of each person, who, as of August 3, 2001, owns of record, or is known by Registrant to own of record or beneficially 5% or more of any class of a Fund's shares.



                                                                     Percentage
      Name of Fund and Class          Name and Address of Owner     of Ownership
      ----------------------          -------------------------     ------------
      All-American--A                 MLPF&S For The Sole Benefit      29.76%
                                      of its Customers
                                      Attn: Fund Admin. Sec 974T2
                                      4800 Deer Lake Dr E, FL 3
                                      Jacksonville, FL 32246-6484
      All-American--B                 MLPF&S For the Sole Benefit      34.15%
                                      of its Customers
                                      Attn: Fund Admin. Sec 97NB8
                                      4800 Deer Lake Dr E, FL 3
                                      Jacksonville, FL 32246-6484
      All-American--C                 MLPF&S For the Sole Benefit      52.51%
                                      of its Customers
                                      Attn: Fund Admin. Sec 97BMO
                                      4800 Deer Lake Dr E, FL 3
                                      Jacksonville, FL 32246-6484
      All-American--R                 Edna Bennett Pierce               8.15%
                                      Edna P. Bennett REV Trust
                                      1201 Snuff Mill Rd.
                                      Wilmington, DE 19807-1043
                                      E&W Farms Limited                 7.89%
                                      Partnership
                                      HC 2 Box 3
                                      Mcadoo, TX 79243-9504
                                      Dorothy Ethan Allen               6.06%
                                      4715 Mystic Lane
                                      Nacogdoches, TX 75965
                                      Thomas R. Bendall                 5.81%
                                      Betty R. Bendall
                                      56 Oak Hollow Circle
                                      Lake Jackson, TX 77566-4211
                                      Carl M. Cotrone &                 5.42%
                                      Betty A. Cotrone TR
                                      UA 11/24/94
                                      W14296 County Rd. C
                                      Hancock, WI 54943-8935

                                                                     Percentage
      Name of Fund and Class          Name and Address of Owner     of Ownership
      ----------------------          -------------------------     ------------
                                      Carl H. Newbern                   5.06%
                                      5902 Pier Place Drive
                                      Lakeland, FL 33813-3731
      Insured MBF--B                  MLPF&S For The Benefit of        20.86%
                                      its Customers
                                      Attn: Fund Admin. Sec 97NB1
                                      4800 Deer Lake Dr E, FL 3
                                      Jacksonville, FL 32246-6484
      Insured MBF--C                  MLPF&S For The Benefit of        21.18%
                                      its Customers
                                      Attn: Fund Admin. Sec 97GW6
                                      4800 Deer Lake Dr E, FL 3
                                      Jacksonville, FL 32246-6484
                                      Salomon Smith Barney Inc.         5.32%
                                      00173C46297
                                      333 West 34th St., 3rd
                                      Floor
                                      New York, NY 10001
      Limited Term--A                 MLPF&S For the Sole Benefit      18.88%
                                      of its Customers
                                      Attn: Fund Admin. Sec 973N5
                                      4800 Deer Lake Drive E, FL
                                      3
                                      Jacksonville, FL 32246-6484
      Limited Term--C                 MLPF&S For the Sole Benefit      36.07%
                                      of its Customers
                                      Attn: Fund Admin.
                                      Sec 97HW4
                                      4800 Deer Lake Drive E, FL
                                      3
                                      Jacksonville, FL 32246-6484
      Limited Term--R                 MLPF&S For the Sole Benefit      27.33%
                                      of its Customers
                                      Attn: Fund Admin. Sec 97NE6
                                      4800 Deer Lake Drive E, FL
                                      3
                                      Jacksonville, FL 32246-6484
                                      D. A. Davidson Co., Inc.         11.67%
                                      FBO
                                      R. G. Van Moppes TTEE
                                      Box 5015
                                      Great Falls, MT 59403
                                      Donaldson Lufkin Jenrette         8.04%
                                      Securities Corporation,
                                      Inc.
                                      P.O. Box 2052
                                      Jersey City, NJ 07303-9998

                                                                    Percentage
      Name of Fund and Class          Name and Address of Owner    of Ownership
      ----------------------          -------------------------    ------------
                                      Donaldson Lufkin Jenrette        6.74%
                                      Securities Corporation,
                                      Inc.
                                      P.O. Box 2052
                                      Jersey City, NJ 07303-9998
                                      Donaldson Lufkin Jenrette        6.46%
                                      Securities Corporation,
                                      Inc.
                                      P.O. Box 2052
                                      Jersey City, NJ 07303-9998
                                      Norma R. Parenti,                6.00%
                                      Marietta L. Parenti
                                      & Dennis W. Parenti
                                      Trustees under the Norma
                                      R. Parenti Living Trust
                                      2601 N. Newcastle Ave.
                                      Chicago, IL 60707-1736
      Intermediate Duration MBF--A    MLPF&S For The Benefit of       18.34%
                                      its Customers
                                      Attn: Fund Admin. Sec
                                      97GX8
                                      4800 Deer Lake Dr E, FL 3
                                      Jacksonville, FL 32246-
                                      6484
      Intermediate Duration MBF--B    MLPF&S For The Benefit of       20.97%
                                      its Customers
                                      Attn: Fund Admin. Sec
                                      97NB0
                                      4800 Deer Lake Dr E, FL 3
                                      Jacksonville, FL 32246-
                                      6484
      Intermediate Duration MBF--C    MLPF&S For The Benefit of       35.27%
                                      its Customers
                                      Attn: Fund Admin. Sec
                                      97GX9
                                      4800 Deer Lake Dr E, FL 3
                                      Jacksonville, FL 32246-
                                      6484
      High Yield--A                   First Clearing Corporation       9.84%
                                      AC 5698-9914
                                      2635 Lakeridge Shores West
                                      Reno, NV 89509-5779
                                      MLPF&S For The Benefit           8.27%
                                      of its Customers
                                      Attn: Fund Admin. Sec
                                      97E84
                                      4800 Deer Lake Dr E, FL 3
                                      Jacksonville, FL 32246-
                                      6484
                                      Salomon Smith Barney, Inc.       7.79%
                                      333 West 34th St.
                                      New York, NY 10001

                                                                    Percentage
      Name of Fund and Class          Name and Address of Owner    of Ownership
      ----------------------          -------------------------    ------------
                                      Betty Jean Munnell               6.24%
                                      2635 Lakeridge Shores West
                                      Reno, NV 89509-5779
                                      Robert W. Baird Co., Inc.        5.39%
                                      AC 4757-9638
                                      77 East Wisconsin Avenue
                                      Milwaukee, IL 53202-5391
                                      First Clearing Corporation       5.37%
                                      AC 8379-9114
                                      6800 SW 101 Street
                                      Miami, FL 33156-3244
      High Yield--B                   MLPF&S For The Benefit          18.99%
                                      of its Customers
                                      Attn: Fund Admin.
                                      4800 Deer Lake Dr E, FL 3
                                      Jacksonville, FL 32246-
                                      6484
      High Yield--C                   MLPF&S For The Benefit          55.26%
                                      of its Customers
                                      Attn: Fund Admin.
                                      4800 Deer Lake Dr E, FL 3
                                      Jacksonville, FL 32246-
                                      6484
      High Yield--R                   Charles L. Piskac and           19.26%
                                      Betty L. Piskac
                                      4842 Knickerbocker St.
                                      Houston, TX 77035-3428
                                      Frank Letteri and                8.91%
                                      Nancy J. Letteri
                                      7693 Canyon Court
                                      Gurnee, IL 60031-5163
                                      Leonard J. Zimmer                5.98%
                                      Leonard J. Zimmer Trust
                                      711 11th Street
                                      East Grand Forks, MN
                                      56721-1429
                                      Vickie N. Cable                  5.87%
                                      4501 Trapline Circle
                                      Anchorage, AK 99516-1541
                                      Daniel S. Gordon                 5.83%
                                      6217 S. Country Club Dr.
                                      Oklahoma City, OK 73159-
                                      1827
                                      Edward D. Jolly                  5.04%
                                      Deanna C. Jolly
                                      Edward D. Jolly Trust
                                      U/A 08/30/89
                                      8210 E. 71st Street
                                      Box 294
                                      Tulsa, OK 74133

INVESTMENT ADVISER AND INVESTMENT MANAGEMENT AGREEMENT

  Nuveen Advisory Corp. acts as investment adviser for and manages the investment and reinvestment of the assets of each of the Funds. Nuveen Advisory also administers the Trust's business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and permits any of its officers or employees to serve without compensation as trustees or officers of the Trust if elected to such positions. See "Fund Service Providers" in the Prospectus.

  Pursuant to an investment management agreement between Nuveen Advisory and the Trust, each of the Funds except the Limited Term Fund and the High Yield Fund has agreed to pay an annual management fee at the rates set forth below:


Average Daily Net Assets                                          Management Fee
------------------------                                          --------------
For the first $125 million.......................................     .5000%
For the next $125 million........................................     .4875%
For the next $250 million........................................     .4750%
For the next $500 million........................................     .4625%
For the next $1 billion..........................................     .4500%
For the next $3 billion..........................................     .4250%
For net assets over $5 billion...................................     .4125%


  The Limited Term Fund has agreed to pay an annual management fee at the rates set forth below:


Average Daily Net Assets                                          Management Fee
------------------------                                          --------------
For the first $125 million.......................................     .4500%
For the next $125 million........................................     .4375%
For the next $250 million........................................     .4250%
For the next $500 million........................................     .4125%
For the next $1 billion..........................................     .4000%
For the next $3 billion..........................................     .3750%
For net assets over $5 billion...................................     .3625%


  The High Yield Fund has agreed to pay an annual management fee at the rates set forth below:


Average Daily Net Assets                                          Management Fee
------------------------                                          --------------
For the first $125 million.......................................     .6000%
For the next $125 million........................................     .5875%
For the next $250 million........................................     .5750%
For the next $500 million........................................     .5625%
For the next $1 billion..........................................     .5500%
For net assets over $2 billion...................................     .5250%


  Nuveen Advisory has contractually agreed to waive all or a portion of its management fee or reimburse certain expenses in order to prevent total operating expenses (not counting distribution and service fees, taxes, interest, fees incurred in acquiring and disposing of portfolio securities and, to the extent permitted, extraordinary expenses) in any fiscal year from exceeding 0.75% of the Intermediate Duration Fund's average daily net assets, and 0.975% of the Insured Fund's average daily net assets.

  For the last three fiscal years, the Funds paid net management fees as follows:



                                                           Fee Waivers and Expense
                                                             Reimbursements from
                           Management Fees Net of Expense          Nuveen
                            Reimbursement Paid to Nuveen    Advisory for the Year
                            Advisory for the Year Ended             Ended
                          -------------------------------- -----------------------
                           4/30/99    4/30/00    4/30/01   4/30/99 4/30/00 4/30/01
                          ---------- ---------- ---------- ------- ------- -------
Nuveen High Yield
 Municipal Bond Fund*...         N/A        --     127,302    N/A  96,261   2,527
Nuveen All-American
 Municipal Bond Fund....   1,754,138  1,938,717  1,752,765 33,793     --      --
Nuveen Insured Municipal
 Bond Fund..............   4,052,926  3,865,869  3,750,674    --      --      --
Nuveen Intermediate
 Duration Municipal Bond
 Fund...................  13,391,083 12,494,246 12,220,752    --      --      --
Nuveen Limited Term
 Municipal Bond Fund....   2,193,990  2,222,621  1,908,537    --      --      --

--------
  *Fund commenced operations on June 7, 1999.

  In addition to the management fee of Nuveen Advisory, each Fund pays all other costs and expenses of its operations and a portion of the Trust's general administrative expenses allocated in proportion to the net assets of each Fund.

  Nuveen Advisory is a wholly owned subsidiary of Nuveen Investments ("Nuveen"), the Funds' principal underwriter. Nuveen is sponsor of the Nuveen Defined Portfolios, registered unit investment trusts, is the principal underwriter for the Nuveen Mutual Funds, and has served as co-managing underwriter for the shares of the Nuveen Exchange-Traded Funds. Over 1.3 million individuals have invested to date in Nuveen's funds and trusts. Founded in 1898, Nuveen brings over a century of expertise to the municipal bond market. Overall, Nuveen and its affiliates manage or oversee more than $77 billion in assets in a variety of products. Nuveen is a subsidiary of The John Nuveen Company which, in turn, is approximately 78% owned by The St. Paul Companies, Inc. ("St. Paul"). St. Paul is located in St. Paul, Minnesota and is principally engaged in providing property-liability insurance through subsidiaries. Effective January 1, 1997, The John Nuveen Company acquired Flagship Resources Inc., and as part of that acquisition, Flagship Financial, the adviser to the Flagship Funds, was merged with Nuveen Advisory.


  Nuveen Advisory's portfolio managers call upon the resources of Nuveen's Research Department. The Nuveen Research Department reviews more than $100 billion in municipal bonds every year.


  The Funds, the other Nuveen funds, Nuveen Advisory, and other related entities have adopted a code of ethics which essentially prohibits all Nuveen fund management personnel, including Nuveen fund portfolio managers, from engaging in personal investments which compete or interfere with, or attempt to take advantage of, a Fund's anticipated or actual portfolio transactions, and is designed to assure that the interests of Fund shareholders are placed before the interests of Nuveen personnel in connection with personal investment transactions.

PORTFOLIO TRANSACTIONS

  Nuveen Advisory is responsible for decisions to buy and sell securities for the Funds and for the placement of the Funds' securities business, the negotiation of the prices to be paid for principal trades and the allocation of its transactions among various dealer firms. Portfolio securities will normally be purchased directly from an underwriter or in the over-the-counter market from the principal dealers in such securities, unless it appears that a better price or execution may be obtained elsewhere. Portfolio securities will not be purchased from Nuveen or its affiliates except in compliance with the 1940 Act.




  The Funds expect that substantially all portfolio transactions will be effected on a principal (as opposed to an agency) basis and, accordingly, do not expect to pay significant amounts of brokerage commissions. Purchases from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers will include the spread between the bid and asked price. It is the policy of Nuveen Advisory to seek the best execution under the circumstances of each trade. Nuveen Advisory evaluates price as the primary consideration, with the financial condition, reputation and responsiveness of the dealer considered secondarily in determining best execution. Given the best execution obtainable, it will be Nuveen Advisory's practice to select dealers which, in addition, furnish research information (primarily credit analyses of issuers and general economic reports) and statistical and other services to Nuveen Advisory. It is not possible to place a dollar value on information and statistical and other services received from received from dealers. Since it is only supplementary to Nuveen Advisory own research efforts, the receipt of research information is not expected to significantly reduce Nuveen Advisory expenses. While Nuveen Advisory will be primarily responsible for the placement of the business of the Funds, the policies and practices of Nuveen Advisory in this regard must be consistent with the foregoing and will, at all times, be subject to review by the Board of Trustees.


  Nuveen Advisory may manage other investment accounts and investment companies for other clients which have investment objectives similar to the Funds. Subject to applicable laws and regulations, Nuveen Advisory seeks to allocate portfolio transactions equitably whenever concurrent decisions are made to purchase or sell securities by the Funds and another advisory account. In making such allocations the main factors to be considered will be the respective investment objectives, the relative size of the portfolio holdings of the same or comparable securities, the availability of cash for investment and the size of investment commitments generally held. While this procedure could have a detrimental effect on the price or amount of the securities available to the Funds from time to time, it is the opinion of the Board of Trustees that the benefits available from Nuveen Advisory organization will outweigh any disadvantage that may arise from exposure to simultaneous transactions.


  Under the 1940 Act, the Funds may not purchase portfolio securities from any underwriting syndicate of which Nuveen is a member except under certain limited conditions set forth in Rule 10f-3. The Rule sets forth requirements relating to, among other things, the terms of an issue of Municipal Obligations purchased by a Fund, the amount of Municipal Obligations which may be purchased in any one issue and the assets of a Fund which may be invested in a particular issue. In addition, purchases of securities made pursuant to the terms of the Rule must be approved at least quarterly by the Board of Trustees, including a majority of the trustees who are not interested persons of the Trust.


NET ASSET VALUE

  As stated in the Prospectus, the net asset value of the shares of the Funds will be determined separately for each class of the Funds' shares by The Chase Manhattan Bank, the Funds' custodian, as of the close of trading (normally 4:00 p.m. Eastern Time) on each day on which the New York Stock Exchange (the "Exchange") is normally open for trading. The Exchange is not open for trading on New Year's Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The net asset value per share of a class of shares of a Fund will be computed by dividing the value of the Fund's assets attributable to the class, less the liabilities attributable to the class, by the number of shares of the class outstanding.

  In determining net asset value for the Funds, the Funds' custodian utilizes the valuations of portfolio securities furnished by a pricing service approved by the trustees. Securities for which quotations are not readily available (which constitute a majority of the securities held by the Funds) are valued at fair value as determined by the pricing service using methods which include consideration of the following: yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating; indications as to value from dealers; and general market conditions. The pricing service may employ electronic data processing techniques and/or a matrix system to determine valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Board of Trustees.

TAX MATTERS

Federal Income Tax Matters

  The following discussion of federal income tax matters is based upon the advice of Morgan, Lewis & Bockius LLP, counsel to the Trust. The following is a general and abbreviated summary of the provisions of the Internal Revenue Code of 1986, as amended, (the "Code"), and Treasury Regulations presently in effect as they directly govern the taxation of each Fund and its shareholders. No attempt is made to present a detailed explanation of the tax treatment of the Funds or their shareholders and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning. The Code and Treasury Regulations are subject to change by legislative, judicial, or administrative action, and any such change may be retroactive with respect to the Funds' transactions. Shareholders are advised to consult their own tax advisors for more detailed information concerning the federal, state, and local taxation of the Funds.


  Each Fund intends to qualify under Subchapter M of the Code for tax treatment as a regulated investment company. In order to qualify as a regulated investment company, a Fund must satisfy certain requirements relating to the source of its income, diversification of its assets, and distributions of its income to shareholders. If a Fund meets all of the requirements to be treated as a regulated investment company, it will not be subject to federal income tax on any of its net investment income or capital gains that it distributes to shareholders. First, a Fund must derive at least 90% of its annual gross income (including tax-exempt interest) from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities, foreign currencies or other income (including but not limited to gains from options and futures) derived with respect to its business of investing in such stock or securities (the "90% gross income test"). Second, a Fund must diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the value of its total assets is comprised of cash, cash items, United States Government securities, securities of other regulated investment companies and other securities limited in respect of any one issuer to an amount not greater in value than 5% of the value of a Fund's total assets and to not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the total assets is invested in the securities of any one issuer (other than United States Government securities and securities of other regulated investment companies) or two or more issuers controlled by a Fund and engaged in the same, similar or related trades or businesses.


  In addition to the above requirements, in order to qualify as a regulated investment company for a tax year, a Fund must distribute at least 90% of the sum of (i) its "investment company taxable income" (which includes dividends, taxable interest, taxable original issue discount and market discount income, income from securities lending, net short-term capital gain in excess of long-term capital loss, and any other taxable income other than "net capital gain" (as defined below) and is reduced by deductible expenses) and (ii) its net tax-exempt interest (the excess of its gross tax-exempt interest income over certain disallowed deductions). Each Fund intends to distribute at least annually to its shareholders all or substantially all of its net tax-exempt interest, any investment company taxable income, and net capital gain, if any. A Fund, however, may retain its net capital gain (which consists of the excess of its net long-term capital gain over its short-term capital loss). If for a tax year a Fund retains any net capital gain or any investment company taxable income, it will be subject to tax at regular corporate rates on the amount retained. If a Fund retains any net capital gain, the Fund may elect to designate the retained amount as undistributed capital gains. If a Fund makes this election, it will notify shareholders who will be required to include in income for income tax purposes, their shares of such undistributed amount, and will be entitled to credit their proportionate shares of the tax paid by such Fund against their federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. In this case, for federal income tax purposes, the tax basis of shares owned by a shareholder of the Fund will be increased by an amount equal to the difference between the amount of the includible gain and the tax deemed paid by the shareholder in respect to these shares.


  Treasury regulations permit a regulated investment company, in determining its investment company taxable income and net capital gain, i.e., the excess of net long-term capital gain over net short-term capital loss for any taxable year, to elect (unless it has made a taxable year election for excise tax purposes as discussed below) to treat all or part of any net capital loss, any net long-term capital loss or any net foreign currency loss incurred after October 31 as if they had been incurred in the succeeding year.

  Each Fund also intends to satisfy conditions (including requirements as to the proportion of its assets invested in Municipal Obligations) that will enable it to designate distributions from the interest income generated by investments in Municipal Obligations as exempt-interest dividends. Shareholders receiving exempt-interest dividends will not be subject to regular federal income tax on the amount of such dividends, but may (as discussed below) become subject to the federal alternative minimum tax. Insurance proceeds received by a Fund under any insurance policies in respect of scheduled interest payments on defaulted Municipal Obligations will generally be excludable from federal gross income under Section 103(a) of the Code. In the case of non-appropriation by a political subdivision, however, there can be no assurance that payments made by the insurer representing interest on "non-appropriation" lease obligations will be excludable from gross income for federal income tax purposes.


  Distributions by a Fund of net interest received from certain taxable temporary investments (such as certificates of deposit, commercial paper and obligations of the U.S. Government, its agencies and instrumentalities) and net short-term capital gains realized by a Fund, if any, will be taxable to shareholders as ordinary income whether received in cash or additional shares. If a Fund purchases a Municipal Obligation at a market discount, any gain realized by the Fund upon sale or redemption of the Municipal Obligation will be treated as taxable interest income to the extent such gain does not exceed the market discount, and any gain realized in excess of the market discount will be treated as capital gains. Any net long-term capital gains realized by a Fund and distributed to shareholders, whether in cash or additional shares, will be taxable to shareholders as long-term capital gains regardless of the length of time investors have owned shares of a Fund. Distributions by a Fund that do not constitute ordinary income dividends, exempt-interest dividends, or capital gain dividends will be treated as a return of capital to the extent of the shareholder's tax basis in his or her shares. Any excess will be treated as gain from the sale or exchange of shares, as discussed below.


  If a Fund has both tax-exempt and taxable income, it will use the "average annual" method for determining the designated percentage that is taxable income and designate the use of such method within 60 days after the end of the Fund's taxable year. Under this method, one designated percentage is applied uniformly to all distributions made during the Fund's taxable year. The percentage of income designated as tax-exempt for any particular distribution may be substantially different from the percentage of the Fund's income that was tax-exempt during the period covered by the distribution.

  If a Fund engages in hedging transactions involving financial futures and options, these transactions will be subject to special tax rules, the effect of which may be to accelerate income to a Fund, defer a Fund's losses, cause adjustments in the holding periods of a Fund's securities, convert long-term capital gains into short-term capital gains and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders.

  Because the taxable portion of a Fund's investment income consists primarily of interest, none of its dividends, whether or not treated as exempt-interest dividends, are expected to qualify under the Internal Revenue Code for the dividends received deductions for corporations.


  Prior to purchasing shares in a Fund, the impact of dividends or distributions which are expected to be or have been declared, but not paid, should be carefully considered. Any dividend or distribution declared shortly after a purchase of such shares prior to the record date will have the effect of reducing the per share net asset value by the per share amount of the dividend or distribution, and the purchasing shareholder will be taxed on the entire amount of dividend or distribution received even though some or all of the amount distributed may be a return of capital.


  Although dividends generally will be treated as distributed when paid, dividends declared in October, November or December, payable to shareholders of record on a specified date in one of those months and paid during the following January, will be treated as having been distributed by a Fund (and received by the shareholders) on December 31.

  The redemption or exchange of the shares of a Fund normally will result in capital gain or loss to the shareholders. Generally, if a shareholder holds the shares as a capital asset, any gain or loss will be long-term gain or loss if the shares have been held for more than one year. Capital gains of corporate shareholders are subject to regular corporate tax rates. For non-corporate taxpayers, gain on the sale of shares held for more than 12 months will generally be taxed at rates applicable to long-term capital gains, while gain on the sale of shares held for less than one year and other ordinary income will generally be taxed at ordinary income rates.


  All or a portion of a sales charge paid in purchasing shares of a Fund cannot be taken into account for purposes of determining gain or loss on the redemption or exchange of such shares within 90 days after their purchase to the extent shares of a Fund or another fund are subsequently acquired without payment of a sales charge pursuant to the reinvestment or exchange privilege. Any disregarded portion of such charge will result in an increase in the shareholder's tax basis in the shares subsequently acquired. Moreover, losses recognized by a shareholder on the redemption or exchange of shares of a Fund held for six months or less are disallowed to the extent of any distribution of exempt-interest dividends received with respect to such shares and, if not disallowed, such losses are treated as long-term capital losses to the extent of any distributions of long-term capital gains made with respect to such shares. In addition, no loss will be allowed on the redemption or exchange of shares of a Fund if the shareholder purchases other shares of such Fund (whether through reinvestment of distributions or otherwise) or the shareholder acquires or enters into a contract or option to acquire securities that are substantially identical to shares of a Fund within a period of 61 days beginning 30 days before and ending 30 days after such redemption or exchange. If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired.

  It may not be advantageous from a tax perspective for shareholders to redeem or exchange shares after tax-exempt income has accrued but before the record date for the exempt-interest dividend representing the distribution of such income. Because such accrued tax-exempt income is included in the net asset value per share (which equals the redemption or exchange value), such a redemption could result in treatment of the portion of the sales or redemption proceeds equal to the accrued tax-exempt interest as taxable gain (to the extent the redemption or exchange price exceeds the shareholder's tax basis in the shares disposed of) rather than tax-exempt interest.

  In order to avoid a 4% federal excise tax, a Fund must distribute or be deemed to have distributed by December 31 of each calendar year at least 98% of its taxable ordinary income for such year, at least 98% of the excess of its realized capital gains over its realized capital losses (generally computed on the basis of the one-year period ending on October 31 of such year) and 100% of any taxable ordinary income and the excess of realized capital gains over realized capital losses for the prior year that was not distributed during such year and on which such Fund paid no federal income tax. For purposes of the excise tax, a regulated investment company may reduce its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year. The Funds intend to make timely distributions in compliance with these requirements and consequently it is anticipated that they generally will not be required to pay the excise tax, but can make no assurances that distributions will be sufficient to eliminate all such tax.


  If in any year a Fund should fail to qualify under Subchapter M of the Code for tax treatment as a regulated investment company, the Fund would incur a regular corporate federal income tax upon its income for that year (other than interest income from Municipal Obligations), and distributions to its shareholders would be taxable to shareholders as ordinary dividend income for federal income tax purposes to the extent of the Fund's current and accumulated earnings and profits. The Board of Trustees reserves the right not to maintain the qualification of a Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders.


  Because the Funds may invest in private activity bonds (within the meaning of Section 141 of the Code), the interest on which is not federally tax-exempt to persons who are "substantial users" of the facilities financed by such bonds or "related persons" of such "substantial users," the Funds may not be an appropriate investment for shareholders who are considered either a "substantial user" or a "related person" within the meaning of the Code. For additional information, investors should consult their tax advisers before investing in a Fund.


  Federal tax law imposes an alternative minimum tax with respect to both corporations and individuals. Interest on certain Municipal Obligations which meet the definition of private activity bond under the Code, is included as an item of tax preference in determining the amount of a taxpayer's alternative minimum taxable income. To the extent that a Fund receives income from private activity bonds, a portion of the dividends paid by it, although otherwise exempt from federal income tax, will be taxable to those shareholders subject to the alternative minimum tax regime. The Funds will annually supply shareholders with a report indicating the percentage of Fund income attributable to Municipal Obligations required to be included in calculating the federal alternative minimum tax.


  In addition, the alternative minimum taxable income for corporations is increased by 75% of the difference between an alternative measure of income ("adjusted current earnings") and the amount otherwise determined to be the alternative minimum taxable income. Interest on all Municipal Obligations, and therefore all distributions by the Funds that would otherwise be tax-exempt, is included in calculating a corporation's adjusted current earnings.

  Tax-exempt income, including exempt-interest dividends paid by a Fund, are taken into account in determining whether a portion of a Fund shareholder's social security or railroad retirement benefits will be subject to federal income tax.


  The Code provides that interest on indebtedness incurred or continued to purchase or carry shares of any Fund that distributes exempt-interest dividends may be disallowed as a deduction in whole or in part (depending upon the amount of exempt-interest dividends distributed in comparison to other taxable distributions). Under rules used by the IRS for determining when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of shares of a Fund may be considered to have been made with borrowed funds even though such funds are not directly traceable to the purchase of shares.


  The Funds are required in certain circumstances to withhold an amount computed at the applicable withholding rate, of taxable dividends and certain other payments paid to non-corporate holders of shares: (1) who have not furnished the Funds with their correct taxpayer identification number (in the case of individuals, their social security number) and certain certifications, or (2) who are otherwise subject to backup withholding under the Code.

State Tax Matters


  Distributions by the Funds to shareholders and the ownership of shares may be subject to state and local taxes. In general, exempt-interest dividends from interest earned on municipal securities of a state, or its political subdivisions, will be exempt from that state's personal income taxes. Most states, however, do not grant tax-free treatment to interest on investments in municipal securities of other states. Shareholders are urged to contact their tax advisors regarding state and local tax laws affecting an investment in shares of a Fund.


PERFORMANCE INFORMATION

  The historical investment performance of the Funds may be shown in the form of "yield," "taxable equivalent yield," "average annual total return," "cumulative total return" and "taxable equivalent total return" figures, each of which will be calculated separately for each class of shares.

  In accordance with a standardized method prescribed by rules of the Securities and Exchange Commission ("SEC"), yield is computed by dividing the net investment income per share earned during the specified one month or 30-day period by the maximum offering price per share on the last day of the period, according to the following formula:

                            Yield=2[(a-b +1)/6/ -1]
                                     ---
                                     cd

  In the above formula, a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursements); c = the average daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period. In the case of Class A shares, the maximum offering price includes the current maximum front-end sales charge of 4.20% (3.0% for the Nuveen Intermediate Duration Municipal Bond Fund and 2.5% for the Nuveen Limited Term Municipal Bond Fund).


  In computing yield, the Funds follow certain standardized accounting practices specified by SEC rules. These practices are not necessarily consistent with those that the Funds use to prepare their annual and interim financial statements in conformity with generally accepted accounting principles. Thus, yield may not equal the income paid to shareholders or the income reported in a Fund's financial statements.

  Taxable equivalent yield is computed by dividing that portion of the yield which is tax-exempt by the remainder of (1 minus the stated federal income tax rate, taking into account the deductibility of state taxes for federal income tax purposes) and adding the product to that portion, if any, of the yield that is not tax exempt.

  The taxable equivalent yields quoted below are based upon (1) the stated federal income tax rate and (2) the yields for the 30-day period quoted in the left hand column.


                                                     As of April 30, 2001
                                               --------------------------------
                                                30-
                                                day   Federal      Taxable
                                               Yield Tax Rate* Equivalent Yield
                                               ----- --------- ----------------
      Nuveen High Yield Municipal Bond Fund
        Class A Shares.......................  7.06%   39.1%        11.59%
        Class B Shares.......................  6.64%   39.1%        10.90%
        Class C Shares.......................  6.84%   39.1%        11.23%
        Class R Shares.......................  7.48%   39.1%        12.28%
      Nuveen All-American Municipal Bond Fund
        Class A Shares.......................  4.63%   39.1%         7.60%
        Class B Shares.......................  4.08%   39.1%         6.70%
        Class C Shares.......................  4.28%   39.1%         7.03%
        Class R Shares.......................  5.01%   39.1%         8.23%
      Nuveen Insured Municipal Bond Fund
        Class A Shares.......................  3.61%   39.1%         5.93%
        Class B Shares.......................  3.01%   39.1%         4.94%
        Class C Shares.......................  3.21%   39.1%         5.27%
        Class R Shares.......................  3.97%   39.1%         6.52%
      Nuveen Intermediate Duration Municipal
       Bond Fund
        Class A Shares.......................  4.02%   39.1%         6.60%
        Class B Shares.......................  3.40%   39.1%         5.58%
        Class C Shares.......................  3.60%   39.1%         5.91%
        Class R Shares.......................  4.35%   39.1%         7.14%
      Nuveen Limited Term Municipal Bond Fund
        Class A Shares.......................  3.78%   39.1%         6.21%
        Class C Shares.......................  3.53%   39.1%         5.80%
        Class R Shares.......................  4.08%   39.1%         6.70%

--------
  *These rates do not reflect the current federal tax limitations on itemized deductions and personal exemptions, which may raise the effective tax rate and taxable equivalent yield for taxpayers above certain income levels.

  For additional information concerning taxable equivalent yields, see the Taxable Equivalent of Tax-Free Yields table in the Prospectus.

  The Funds may from time to time in their advertising and sales materials report a quotation of their current distribution rate. The distribution rate represents a measure of dividends distributed for a specified period. Distribution rate is computed by taking the most recent monthly tax-free income dividend per share, multiplying it by 12 to annualize it, and dividing by the appropriate price per share (e.g., net asset value for purchases to be made without a load such as reinvestments from Nuveen Defined Portfolios, or the maximum public offering price). The distribution rate differs from yield and total return and therefore is not intended to be a complete measure of performance. Distribution rate may sometimes differ from yield because a Fund may be paying out more than it is earning and because it may not include the effect of amortization of bond premiums to the extent such premiums arise after the bonds were purchased.

  The distribution rates as of the period quoted, based on the maximum public offering price then in effect for the Funds, and assuming the imposition of the maximum sales charge for Class A Shares of 4.20% for the Nuveen Insured Municipal Bond Fund, Nuveen High Yield Municipal Bond Fund and Nuveen All-American Municipal Bond Fund; 3.00% for the Nuveen Intermediate Duration Municipal Bond Fund; and 2.5% for the Nuveen Limited Term Municipal Bond Fund, were as follows:



                                                  April 30, 2001 Distribution
                                                             Rates
                                                -------------------------------
                                                Class A Class B Class C Class R
                                                ------- ------- ------- -------
      Nuveen High Yield Municipal Bond Fund....  6.10%   5.62%   5.80%   6.56%
      Nuveen All-American Municipal Bond Fund..  5.05%   4.48%   4.71%   5.43%
      Nuveen Insured Municipal Bond Fund.......  4.83%   4.31%   4.46%   5.22%
      Nuveen Intermediate Duration Municipal
       Bond Fund...............................  4.79%   4.16%   4.36%   5.13%
      Nuveen Limited Term Municipal Bond Fund..  4.57%     N/A   4.35%   4.92%


  Average annual total return quotation is computed in accordance with a standardized method prescribed by SEC rules. The average annual total return for a specific period is found by taking a hypothetical, $1,000 investment ("initial investment") in Fund shares on the first day of the period, reducing the amount to reflect the maximum sales charge, and computing the "redeemable value" of that investment at the end of the period. The redeemable value is then divided by the initial investment, and this quotient is taken to the Nth root (N representing the number of years in the period) and 1 is subtracted from the result, which is then expressed as a percentage. The calculation assumes that all income and capital gains distributions have been reinvested in Fund shares at net asset value on the reinvestment dates during the period.

  Total returns for the oldest class of each fund reflect actual performance for all periods. For other classes, total returns reflect actual performance for periods since class inception, and the oldest class's performance for periods prior to inception, adjusted for the differences in sales charges and fees between the classes.

  The inception dates for each class of the Funds' shares are as follows:


                                                                Inception Dates
                                                               -----------------
      Nuveen High Yield Municipal Bond Fund
        Class A Shares........................................      June 7, 1999
        Class B Shares........................................      June 7, 1999
        Class C Shares........................................      June 7, 1999
        Class R Shares........................................      June 7, 1999

      Nuveen All-American Municipal Bond Fund
        Class A Shares........................................   October 3, 1988
        Class B Shares........................................  February 1, 1997
        Class C Shares........................................      June 2, 1993
        Class R Shares........................................  February 1, 1997

      Nuveen Insured Municipal Bond Fund
        Class A Shares........................................ September 6, 1994
        Class B Shares........................................  February 1, 1997
        Class C Shares........................................ September 6, 1994
        Class R Shares........................................ December 10, 1986

      Nuveen Intermediate Duration Municipal Bond Fund
        Class A Shares........................................     June 13, 1995
        Class B Shares........................................  February 1, 1997
        Class C Shares........................................     June 13, 1995
        Class R Shares........................................ November 29, 1976

      Nuveen Limited Term Municipal Bond Fund
        Class A Shares........................................  October 19, 1987
        Class C Shares........................................  December 1, 1995
        Class R Shares........................................  February 1, 1997

  The Funds' average annual return figures, including the effect of the maximum sales charge for Class A Shares, and applicable CDSC for Class B shares, for the one-year, five-year and ten-year periods ended April 30, 2001, and for the period from inception through April 30, 2001, respectively, using the performance of the oldest class for periods prior to the inception of the newer classes, as described above, were as follows:



                                                  Annual Total Return
                                        ---------------------------------------
                                                                        From
                                        One Year Five Years Ten Years Inception
                                         Ended     Ended      Ended    through
                                         April   April 30,  April 30, April 30,
                                        30, 2001    2001      2001      2001
                                        -------- ---------- --------- ---------
      Nuveen High Yield Municipal Bond
       Fund*
        Class A Shares................   3.94%       N/A        N/A     0.60%
        Class B Shares................   3.70%       N/A        N/A     0.16%
        Class C Shares................   7.96%       N/A        N/A     2.37%
        Class R Shares................   8.72%       N/A        N/A     3.12%
      Nuveen All-American Municipal
       Bond Fund
        Class A Shares................   4.67%     4.86%      6.66%     7.12%
        Class B Shares................   4.41%     4.86%      6.61%     7.12%
        Class C Shares................   8.63%     5.19%      6.53%     6.90%
        Class R Shares................   9.41%     5.96%      7.21%     7.57%
      Nuveen Insured Municipal Bond
       Fund
        Class A Shares................   4.32%     4.68%      6.19%     6.54%
        Class B Shares................   4.17%     4.67%      6.01%     6.43%
        Class C Shares................   8.36%     5.01%      5.90%     6.09%
        Class R Shares................   9.18%     5.82%      6.87%     7.09%
      Nuveen Intermediate Duration
       Municipal Bond Fund
        Class A Shares................   5.67%     5.10%      5.89%     6.56%
        Class B Shares................   4.19%     4.82%      5.63%     6.45%
        Class C Shares................   8.36%     5.10%      5.50%     5.93%
        Class R Shares................   9.32%     5.98%      6.47%     6.95%
      Nuveen Limited Term Municipal
       Bond Fund
        Class A Shares................   4.88%     4.25%      5.35%     5.87%
        Class C Shares................   7.16%     4.42%      5.28%     5.73%
        Class R Shares................   7.78%     4.92%      5.69%     6.12%

--------
   * Fund commenced operations on June 7, 1999.

  Calculation of cumulative total return is not subject to a prescribed formula. Cumulative total return for a specific period is calculated by first taking a hypothetical initial investment in Fund shares on the first day of the period, deducting (in some cases) the maximum sales charge, and computing the "redeemable value" of that investment at the end of the period. The cumulative total return percentage is then determined by subtracting the initial investment from the redeemable value and dividing the remainder by the initial investment and expressing the result as a percentage. The calculation assumes that all income and capital gains distributions by the Fund have been reinvested at net asset value on the reinvestment dates during the period. Cumulative total return may also be shown as the increased dollar value of the hypothetical investment over the period. Cumulative total return calculations that do not include the effect of the sales charge would be reduced if such charge were included.

  The Funds' cumulative total return figures, including the effect of the maximum sales charge for the Class A Shares, and applicable CDSC for Class B Shares, for the one-year, five-year, and ten-year periods ended April 30, 2001, and for the period since inception through April 30, 2001, respectively, using the performance of the oldest class for periods prior to the inception of the newer classes, as described above, were as follows:



                                              Cumulative Total Return
                                      ----------------------------------------
                                                                       From
                                      One Year  Five Years Ten Years Inception
                                        Ended     Ended      Ended    through
                                      April 30, April 30,  April 30, April 30,
                                        2001       2001      2001      2001
                                      --------- ---------- --------- ---------
      Nuveen High Yield Municipal
       Bond Fund*
        Class A Shares...............   3.94%        N/A        N/A     1.15%
        Class B Shares...............   3.70%        N/A        N/A     4.08%
        Class C Shares...............   7.96%        N/A        N/A     4.55%
        Class R Shares...............   8.72%        N/A        N/A     6.01%
      Nuveen All-American Municipal
       Bond Fund
        Class A Shares...............   4.67%     26.76%     90.54%   137.48%
        Class B Shares...............   4.41%     26.79%     89.69%   137.31%
        Class C Shares...............   8.63%     28.81%     88.16%   131.32%
        Class R Shares...............   9.41%     33.54%    100.64%   150.16%
      Nuveen Insured Municipal Bond
       Fund
        Class A Shares...............   4.32%     25.68%     82.28%   148.13%
        Class B Shares...............   4.17%     25.61%     79.34%   144.72%
        Class C Shares...............   8.36%     27.69%     77.39%   133.52%
        Class R Shares...............   9.18%     32.67%     94.26%   167.24%
      Nuveen Intermediate Duration
       Municipal Bond Fund
        Class A Shares...............   5.67%     28.24%     77.20%   371.60%
        Class B Shares...............   4.19%     26.56%     72.92%   360.18%
        Class C Shares...............   8.36%     28.25%     70.82%   308.15%
        Class R Shares...............   9.32%     33.68%     87.14%   416.04%
      Nuveen Limited Term Municipal
       Bond Fund
        Class A Shares...............   4.88%     23.15%     68.45%   116.31%
        Class C Shares...............   7.16%     24.14%     67.21%   112.44%
        Class R Shares...............   7.78%     27.12%     73.94%   123.31%

--------
   * Fund commenced operations on June 7, 1999.

  Calculation of taxable equivalent total return is also not subject to a prescribed formula. The taxable equivalent total return of a tax-exempt fund represents the pre-tax total return a hypothetical taxable fixed-income investment paying the same after-tax income as the tax-exempt fund (based on an assumed income tax rate) and otherwise experiencing the same investment performance as the tax-exempt fund would have provided. This figure can facilitate the comparison of otherwise comparable taxable and tax-exempt funds. Taxable equivalent total return for a specific period is calculated by first taking a hypothetical initial investment in Fund shares on the first day of the period, computing the total return for each calendar year in the period in the manner described above, and increasing the total return for each such calendar year by the amount of additional income that a taxable fund would need to have generated to equal the income on an after-tax basis, at a specified income tax rate (usually the highest marginal federal tax rate), calculated as described above under the discussion of "taxable equivalent yield." The resulting amount for the calendar year is then divided by the initial investment amount to arrive at a "taxable equivalent total return factor" for the calendar year. The taxable equivalent total return factors for all the calendar years are then multiplied together and the result is then annualized by taking its Nth root (N representing the number of years in the period) and subtracting 1, which provides a taxable equivalent total return expressed as a percentage.

  Using the 39.1% maximum marginal federal tax rate for 2001, the annual taxable equivalent total return for the Nuveen Intermediate Duration Municipal Bond Fund's Class R Shares for the ten-year period ended April 30, 2001, was 10.09%.


  Class A Shares of the Funds are sold at net asset value plus a current maximum sales charge of 4.20% of the offering price (3.0% for the Intermediate Duration Municipal Bond Fund and 2.5% for the Limited Term Municipal Bond
Fund). This current maximum sales charge will typically be used for purposes of calculating performance figures. Yield, returns and net asset value of each class of shares of the Funds will fluctuate. Factors affecting the performance of the Funds include general market conditions, operating expenses and investment management. Any additional fees charged by a securities representative or other financial services firm would reduce returns described in this section. Shares of the Funds are redeemable at net asset value, which may be more or less than original cost.


  In reports or other communications to shareholders or in advertising and sales literature, the Funds may also compare their performance with that of:
(1) the Consumer Price Index or various unmanaged bond indexes such as the Lehman Brothers Municipal Bond Index and the Salomon Brothers High Grade Corporate Bond Index and (2) other fixed income or municipal bond mutual funds or mutual fund indexes as reported by Lipper Analytical Services, Inc. ("Lipper"), Morningstar, Inc. ("Morningstar"), Wiesenberger Investment Companies Service ("Wiesenberger") and CDA Investment Technologies, Inc. ("CDA") or similar independent services which monitor the performance of mutual funds, or other industry or financial publications such as Barron's, Changing Times, Forbes and Money Magazine. Performance comparisons by these indexes, services or publications may rank mutual funds over different periods of time by means of aggregate, average, year-by-year, or other types of total return and performance figures. Any given performance quotation or performance comparison should not be considered as representative of the performance of the Funds for any future period.

  Each Fund may from time to time in its advertising and sales materials compare its current yield or total return with the yield or total return on taxable investments such as corporate or U.S. Government bonds, bank certificates of deposit (CDs) or money market funds. These taxable investments have investment characteristics that differ from those of the Funds. U.S. Government bonds, for example, are long-term investments backed by the full faith and credit of the U.S. Government, and bank CDs are generally short-term, FDIC-insured investments, which pay fixed principal and interest but are subject to fluctuating rollover rates. Money market funds are short-term investments with stable net asset values, fluctuating yields and special features enhancing liquidity.

  There are differences and similarities between the investments which the Funds may purchase and the investments measured by the indexes and reporting services which are described herein. The Consumer Price Index is generally considered to be a measure of inflation. The CDA Mutual Fund-Municipal Bond Index is a weighted performance average of other mutual funds with a federally tax-exempt income objective. The Salomon Brothers High Grade Corporate Bond Index is an unmanaged index that generally represents the performance of high grade long-term taxable bonds during various market conditions. The Lehman Brothers Municipal Bond Index is an unmanaged index that generally represents the performance of high grade intermediate and long-term municipal bonds during various market conditions. Lipper calculates municipal bond fund averages based on average maturity and credit quality. Morningstar rates mutual funds by overall risk-adjusted performance, investment objectives, and assets. Lipper, Morningstar, Wiesenberger and CDA are widely recognized mutual fund reporting services whose performance calculations are based upon changes in net asset value with all dividends reinvested and which do not include the effect of any sales charges. The market prices and yields of taxable and tax-exempt bonds will fluctuate. The Funds primarily invest in investment grade Municipal Obligations in pursuing their objective of as high a level of current interest income which is exempt from federal and state income tax as is consistent, in the view of the Funds' management, with preservation of capital.

  The Funds may also compare their taxable equivalent total return performance to the total return performance of taxable income funds such as treasury securities funds, corporate bond funds (either investment grade or high yield), or Ginnie Mae funds. These types of funds, because of the character of their underlying securities, differ from municipal bond funds in several respects. The susceptibility of the price of treasury bonds to credit risk is far less than that of municipal bonds, but the price of treasury bonds tends to be slightly more susceptible to change resulting from changes in market interest rates. The susceptibility of the price of investment grade corporate bonds and municipal bonds to market interest rate changes and general credit changes is similar. High yield bonds are subject to a greater degree of price volatility than municipal bonds resulting from changes in market interest rates and are particularly susceptible to volatility from credit changes. Ginnie Mae bonds are generally subject to less price volatility than municipal bonds from credit concerns, due primarily to the fact that the timely payment of monthly installments of principal and interest are backed by the full faith and credit of the U.S. Government, but Ginnie Mae bonds of equivalent coupon and maturity are generally more susceptible to price volatility resulting from market interest rate changes. In addition, the volatility of Ginnie Mae bonds due to changes in market interest rates may differ from municipal bonds of comparable coupon and maturity because bonds of the sensitivity of Ginnie Mae prepayment experience to change in interest rates.

ADDITIONAL INFORMATION ON THE PURCHASE AND REDEMPTION OF FUND SHARES

  As described in the Prospectus, the Funds provide you with alternative ways of purchasing Fund shares based upon your individual investment needs and preferences.

  Each class of shares of a Fund represents an interest in the same portfolio of investments. Each class of shares is identical in all respects except that each class bears its own class expenses, including distribution and administration expenses, and each class has exclusive voting rights with respect to any distribution or service plan applicable to its shares. As a result of the differences in the expenses borne by each class of shares, net income per share, dividends per share and net asset value per share will vary among a Fund's classes of shares.

  Shareholders of each class will share expenses proportionately for services that are received equally by all shareholders. A particular class of shares will bear only those expenses that are directly attributable to that class, where the type or amount of services received by a class varies from one class to another. For example, class-specific expenses generally will include distribution and service fees.

  The minimum initial investment is $3,000 per fund share class ($50 if you establish a systematic investment plan) and may be lower for accounts opened through fee-based programs for which the program sponsor has established a single master account with the fund's transfer agent and performs all sub-accounting services related to that account.

  Class A Shares may be purchased at a public offering price equal to the applicable net asset value per share plus an up-front sales charge imposed at the time of purchase as set forth in the Prospectus. Shareholders may qualify for a reduced sales charge, or the sales charge may be waived in its entirety, as described below. Class A Shares are also subject to an annual service fee of
 .20%. See "Distribution and Service Plans." Set forth below is an example of the method of computing the offering price of the Class A shares of a Fund. The example assumes a purchase on April 30, 2001 of Class A shares from the Nuveen Insured Municipal Bond Fund aggregating less than $50,000 subject to the schedule of sales charges set forth in the Prospectus at a price based upon the net asset value of the Class A shares.



      Net Asset Value per share......................................... $10.71
      Per Share Sales Charge--4.20% of public offering price (4.39% of
       net asset value per share).......................................    .47
                                                                         ------
      Per Share Offering Price to the Public............................ $11.18


  The Funds receive the entire net asset value of all Class A Shares that are sold. Nuveen retains the full applicable sales charge from which it pays the uniform reallowances shown in the Prospectus to Authorized Dealers.

Reduction or Elimination of Up-Front Sales Charge on Class A Shares

  Rights of Accumulation. You may qualify for a reduced sales charge on a purchase of Class A Shares of any Fund if the amount of your purchase, when added to the value that day of all of your prior purchases of shares of any Fund or of another Nuveen Mutual Fund, or Nuveen exchange-traded fund, or units of a Nuveen Defined Portfolio, on which an up-front sales charge or ongoing distribution fee is imposed, or is normally imposed, falls within the amounts stated in the Class A Sales Charges and Commissions table in "How You Can Buy and Sell Shares" in the Prospectus. You or your financial advisor must notify Nuveen or the Fund's transfer agent of any cumulative discount whenever you plan to purchase Class A Shares of a Fund that you wish to qualify for a reduced sales charge.

  Letter of Intent. You may qualify for a reduced sales charge on a purchase of Class A Shares of any Fund if you plan to purchase Class A Shares of Nuveen Mutual Funds over the next 13 months and the total amount of your purchases would, if purchased at one time, qualify you for one of the reduced sales charges shown in the Class A Sales Charges and Commissions table in "How You Can Buy and Sell Shares" in the Prospectus. In order to take advantage of this option, you must complete the applicable section of the Application Form or sign and deliver either to an Authorized Dealer or to the Fund's transfer agent a written Letter of Intent in a form acceptable to Nuveen. A Letter of Intent states that you intend, but are not obligated, to purchase over the next 13 months a stated total amount of Class A shares that would qualify you for a reduced sales charge shown above. You may count shares of a Nuveen Mutual Fund that you already own on which you paid an up-front sales charge or an ongoing distribution fee and any Class B or Class C Shares of a Nuveen Mutual Fund that you purchase over the next 13 months towards completion of your investment program, but you will receive a reduced sales charge only on new Class A Shares you purchase with a sales charge over the 13 months. You cannot count towards completion of your investment program Class A Shares that you purchase without a sales charge through investment of distributions from a Nuveen Mutual Fund, Nuveen Exchange-Traded Fund or a Nuveen Defined Portfolio, or otherwise.

  By establishing a Letter of Intent, you agree that your first purchase of Class A Shares of a Fund following execution of the Letter of Intent will be at least 5% of the total amount of your intended purchases. You further agree that shares representing 5% of the total amount of your intended purchases will be held in escrow pending completion of these purchases. All dividends and capital gains distributions on Class A Shares held in escrow will be credited to your account. If total purchases, less redemptions, prior to the expiration of the 13 month period equal or exceed the amount specified in your Letter of Intent, the Class A Shares held in escrow will be transferred to your account. If the total purchases, less redemptions, exceed the amount specified in your Letter of Intent and thereby qualify for a lower sales charge than the sales charge specified in your Letter of Intent, you will receive this lower sales charge retroactively, and the difference between it and the higher sales charge paid will be used to purchase additional Class A Shares on your behalf. If the total purchases, less redemptions, are less than the amount specified, you must pay Nuveen an amount equal to the difference between the amounts paid for these purchases and the amounts which would have been paid if the higher sales charge had been applied. If you do not pay the additional amount within 20 days after written request by Nuveen or your financial adviser, Nuveen will redeem an appropriate number of your escrowed Class A Shares to meet the required payment. By establishing a Letter of Intent, you irrevocably appoint Nuveen as attorney to give instructions to redeem any or all of your escrowed shares, with full power of substitution in the premises.

  You or your financial adviser must notify Nuveen or the Fund's transfer agent whenever you make a purchase of Fund shares that you wish to be covered under the Letter of Intent option.

  Reinvestment of Nuveen Defined Portfolio Distributions. You may purchase Class A Shares without an up-front sales charge by reinvestment of distributions from any of the various Defined Portfolios sponsored by Nuveen. There is no initial or subsequent minimum investment requirement for such reinvestment purchases.

  Group Purchase Programs. If you are a member of a qualified group, you may purchase Class A Shares of any Fund or of another Nuveen Mutual Fund at the reduced sales charge applicable to the group's purchases taken as a whole. A "qualified group" is one which has previously been in existence, has a purpose other than investment, has ten or more participating members, has agreed to include Fund sales publications in mailings to members and has agreed to comply with certain administrative requirements relating to its group purchases.

  Under any group purchase program, the minimum initial investment in Class A Shares of any particular Fund or portfolio for each participant is $50, provided that a group invests at least $3,000 and, the minimum monthly investment in Class A Shares of any particular Fund or portfolio by each participant in the program is $50. No certificate will be issued for any participant's account. All dividends and other distributions by a Fund will be reinvested in additional Class A Shares of the same Fund. No participant may utilize a systematic withdrawal program.

  To establish a group purchase program, both the group itself and each participant must fill out the appropriate application materials, which the group administrator may obtain from the group's financial advisor, by calling Nuveen toll-free at (800) 257-8787.


  Reinvestment of Redemption Proceeds from Unaffiliated Funds Subject to Merger or Closure. You may also purchase Class A Shares at net asset value without a sales charge if the purchase takes place through a broker-dealer and represents the reinvestment of the proceeds of the redemption of shares of one or more registered investment companies not affiliated with Nuveen that are subject to merger or closure. You must provide appropriate documentation that the redemption occurred not more than one year prior to the reinvestment of the proceeds in Class A Shares, and that you either paid an up-front sales charge or were subject to a contingent deferred sales charge in respect of the redemption of such shares of such other investment company.

  Class A Shares of a Fund may be purchased at net asset value without a sales charge by the following categories of investors:

  . investors purchasing $1,000,000 or more; Nuveen may pay Authorized
    Dealers on Class A sales of $1.0 million and above up to an additional 0.25% of the purchase amounts.
  . officers, trustees and former trustees of the Nuveen and former Flagship
    Funds;
  . bona fide, full-time and retired employees and directors of Nuveen, any parent company of Nuveen, and subsidiaries thereof, or their immediate family members;
  . any person who, for at least 90 days, has been an officer, director or bona fide employee of any Authorized Dealer, or their immediate family members;
  . officers and directors of bank holding companies that make Fund shares available directly or through subsidiaries or bank affiliates or their immediate family members;
  . bank or broker-affiliated trust departments investing funds over which they exercise exclusive discretionary investment authority and that are held in a fiduciary, agency, advisory, custodial or similar capacity;
  . investors purchasing on a periodic fee, asset-based fee or no transaction fee basis through a broker-dealer sponsored mutual fund purchase program;
  . clients of investment advisers, financial planners or other financial intermediaries that charge periodic or asset-based fees for their services;
    any eligible employer-sponsored qualified defined contribution retirement plan. Eligible plans are those with at least 25 employees and which either
    (a) make an initial purchase of one or more Nuveen Mutual Funds aggregating $500,000 or more or (b) execute a Letter of Intent to purchase in the aggregate

   $500,000 or more of fund shares. Nuveen will pay Authorized Dealers a sales commission on such purchases equal to 1% (0.75% and 0.50%, respectively, for the Intermediate Duration and Limited Term Funds) of the first $2.5 million, plus 0.50% of the next $2.5 million, plus 0.25% (0.50% for the Intermediate Duration Fund) of any amount purchased over $5.0 million. For this category of investors a contingent deferred sales charge of 1% (0.75% and 0.50%, respectively, for the Intermediate Duration and Limited Term Funds) will be assessed on redemptions within 18 months of purchase, unless waived. Municipal bond funds are not a suitable investment for individuals investing in retirement plans.


  Also, investors will be able to buy Class A shares at net asset value by using the proceeds of sales of Nuveen Exchange-Traded fund shares or the termination/maturity proceeds from Nuveen Defined Portfolios. You must provide Nuveen appropriate documentation that the fund sale or Defined Portfolio termination/maturity occurred not more than one year prior to reinvestment. In addition, investors also may buy Class A shares at net asset value without a sales charge by directing their monthly dividends from Nuveen Exchange-Traded funds.

  Holders of Class C Shares acquired on or before January 31, 1997 can convert those shares to Class A Shares of the same fund at the shareholder's affirmative request six years after date of purchase. Holders of Class C Shares must submit their request to the transfer agent no later than the last business day of the 71st month following the month in which they purchased their shares. Holders of Class C Shares purchased after that date will not have the option to convert those shares to Class A Shares.

  Class B Shares will automatically convert to Class A Shares eight years after purchase. The purpose of the conversion is to limit the distribution fees you pay over the life of your investment. All conversions will be done at net asset value without the imposition of any sales load, fee, or other charge, so that the value of each shareholder's account immediately before conversion will be the same as the value of the account immediately after conversion. Class B Shares acquired through reinvestment of distributions will convert into Class A Shares based on the date of the initial purchase to which such shares relate. For this purpose, Class B Shares acquired through reinvestment of distributions will be attributed to particular purchases of Class B Shares in accordance with such procedures as the Board of Trustees may determine from time to time. Class B Shares that are converted to Class A Shares will remain subject to an annual service fee that is identical in amount for both Class B Shares and Class A Shares. Since net asset value per share of the Class B Shares and the Class A Shares may differ at the time of conversion, a shareholder may receive more or fewer Class A Shares than the number of Class B Shares converted. Any conversion of Class B Shares into Class A Shares will be subject to the continuing availability of an opinion of counsel or a private letter ruling from the Internal Revenue Service to the effect that the conversion of shares would not constitute a taxable event under federal income tax law. Conversion of Class B Shares into Class A Shares might be suspended if such an opinion or ruling were no longer available.

  Any Class A Shares purchased pursuant to a special sales charge waiver must be acquired for investment purposes and on the condition that they will not be transferred or resold except through redemption by the Funds. You or your financial advisor must notify Nuveen or the Fund's transfer agent whenever you make a purchase of Class A Shares of any Fund that you wish to be covered under these special sales charge waivers.

  Class A Shares of any Fund may be issued at net asset value without a sales charge in connection with the acquisition by a Fund of another investment company. All purchases under the special sales charge waivers will be subject to minimum purchase requirements as established by the Funds.

  In determining the amount of your purchases of Class A Shares of any Fund that may qualify for a reduced sales charge, the following purchases may be combined: (1) all purchases by a trustee or other fiduciary for a single trust, estate or fiduciary account; (2) all purchases by individuals and their immediate family members (i.e., their spouses, parents, children, grandparents, grandchildren, parents-in-law, sons-and daughters-in-law, siblings, a sibling's spouse, and a spouse's siblings); or (3) all purchases made through a group purchase program as described above.

  Class R Share Purchase Eligibility. Class R Shares are available for purchases of $10 million or more and for purchases using dividends and capital gains distributions on Class R Shares. Class R Shares also are available for the following categories of investors:

  . officers, trustees and former trustees of the Nuveen and former Flagship
    Funds and their immediate family members or trustees/directors of any fund, sponsored by Nuveen, any parent company of Nuveen and subsidiaries thereof and their immediate family members;
  . bona fide, full-time and retired employees and directors of Nuveen, any parent company of Nuveen, and subsidiaries thereof, or their immediate family members;
  . officers, directors or bona fide employees of any investment advisory partner of Nuveen that provides sub-advisory services for a Nuveen product, or their immediate family members;
  . any person who, for at least 90 days, has been an officer, director or bona fide employee of any Authorized Dealer, or their immediate family members;
  . officers and directors of bank holding companies that make Fund shares available directly or through subsidiaries or bank affiliates, or their immediate family members;
  . bank or broker-affiliated trust departments investing funds over which they exercise exclusive discretionary investment authority and that are held in a fiduciary, agency, advisory, custodial or similar capacity;
  . investors purchasing on a periodic fee, asset-based fee or no transaction fee basis through a broker-dealer sponsored mutual fund purchase program;
  . clients of investment advisors, financial planners or other financial intermediaries that charge periodic or asset-based fees for their services;
  Any shares purchased by investors falling within any of the first five categories listed above must be acquired for investment purposes and on the condition that they will not be transferred or resold except through redemption by the fund.

  In addition, purchasers of Nuveen Defined Portfolios may reinvest their distributions from such Defined Portfolios in Class R Shares, if, before September 6, 1994, such purchasers of Nuveen unit investment trusts had elected to reinvest distributions in Nuveen Fund shares (before June 13, 1995 for Nuveen Municipal Bond Fund shares). Shareholders may exchange their Class R Shares of any Nuveen Fund into Class R Shares of any other Nuveen Fund.

  The reduced sales charge programs may be modified or discontinued by the Funds at any time.
  If you are eligible to purchase either Class R Shares or Class A Shares without a sales charge at net asset value, you should be aware of the differences between these two classes of shares. Class A Shares are subject to an annual service fee to compensate Authorized Dealers for providing you with ongoing account service. Class R Shares are not subject to a distribution or service fee and, consequently, holders of Class R Shares may not receive the sale types or levels of services from Authorized Dealers. In choosing between Class A Shares and Class R Shares, you should weigh the benefits of the services to be provided by Authorized Dealers against the annual service fee imposed upon the Class A Shares.
  For more information about the purchase of Class A Shares or reduced sales charge programs, or to obtain the required application forms, call Nuveen toll-free at (800) 257-8787.

Reduction or Elimination of Contingent Deferred Sales Charge

  Class A Shares are normally redeemed at net asset value, without any Contingent Deferred Sales Charge ("CDSC"). However, in the case of Class A Shares purchased at net asset value on or after July 1, 1996 because the purchase amount exceeded $1 million, where the Authorized Dealer did not waive the sales commission, a CDSC of 1% is imposed on any redemption within 18 months of purchase. In the case of Class B Shares redeemed within six years of purchase, a CDSC is imposed, beginning at 5% for redemptions within the first year, declining to 4% for redemptions within years two and three, and declining by 1% each year thereafter until disappearing after the sixth year. Class C Shares are redeemed at net asset value, without any CDSC, except that a CDSC of 1% is imposed upon redemption of Class C Shares that are redeemed within 12 months of purchase.

  In determining whether a CDSC is payable, a Fund will first redeem shares not subject to any charge and then will redeem shares held for the longest period, unless the shareholder specifies another order. No CDSC is charged on shares purchased as a result of automatic reinvestment of dividends or capital gains paid. In addition, no CDSC will be charged on exchanges of shares into another Nuveen Mutual Fund or Nuveen money market fund. The holding period is calculated on a monthly basis and begins the first day of the month in which the order for investment is received. The CDSC is assessed on an amount equal to the lower of the then current market value or the cost of the shares being redeemed. Accordingly, no sales charge is imposed on increases on net asset value above the initial purchase price. Nuveen receives the amount of any CDSC shareholders pay. If Class A or Class C shares subject to a CDSC are exchanged for shares of a Nuveen money market fund, the CDSC would be imposed on the subsequent redemption of those money market fund shares, and the period during which the shareholder holds the money market fund shares would be counted in determining the remaining duration of the CDSC. The Fund may elect not to so count the period during which the shareholder held the money market fund shares, in which event the amount of any applicable CDSC would be reduced in accordance with applicable rules by the amount of any 12b-1 plan payments to which those money market funds shares may be subject.


  The CDSC may be waived or reduced under the following seven special circumstances: 1) redemptions within one year following the death or disability, as defined in Section 72(m)(7) of the Internal Revenue Code of 1986, as amended, of a shareholder; 2) in whole or in part for redemptions of shares by shareholders with accounts in excess of specified breakpoints that correspond to the breakpoints under which the up-front sales charge on Class A Shares is reduced pursuant to Rule 22d-1 under the Act; 3) redemptions of shares purchased under circumstances or by a category of investors for which Class A Shares could be purchased at net asset value without a sales charge; 4) in connection with the exercise of a reinstatement privilege whereby the proceeds of a redemption of a Fund's shares subject to a sales charge are reinvested in shares of certain Funds within a specified number of days; 5) in connection with the exercise of a Fund's right to redeem all shares in an account that does not maintain a certain minimum balance or that the applicable board has determined may have material adverse consequences to the shareholders of such Fund; 6) involuntary redemptions by operation of law; 7) redemptions in connection with a payment of account or plan fees; 8) redemptions made pursuant to a Fund's systematic withdrawal plan, up to 1% monthly, 3% quarterly, 6% semiannually or 12% annually of an account's net asset value depending on the frequency of the plan as designated by the shareholder; and 9) redemptions of Classes A, B or C Shares if the proceeds are transferred to an account managed by another Nuveen Adviser and the adviser refunds the advanced service and distribution fees to Nuveen. If a Fund waives or reduces the CDSC, such waiver or reduction would be uniformly applied to all Fund shares in the particular category. In waiving or reducing a CDSC, the Funds will comply with the requirements of Rule 22d-1 of the Investment Company Act of 1940, as amended.

Shareholder Programs

Exchange Privilege

  You may exchange shares of a class of the Fund for shares of the same class of any other Nuveen Mutual Fund with reciprocal exchange privileges, at net asset value without a sales charge, by sending a written request to the Fund, c/o Nuveen Investor Services, P.O. Box 660086, Dallas, Texas 75266-0086.

Similarly, Class A, Class B, Class C and Class R Shares of other Nuveen Mutual Funds may be exchanged for the same class of shares of the Fund at net asset value without a sales charge. Exchanges of shares from any Nuveen money market fund will be made into Class A Shares, Class B Shares, Class C Shares or Class R Shares (if eligible) of the Fund at the public offering price. If, however, a sales charge has previously been paid on the investment represented by the exchanged shares (i.e., the shares to be exchanged were originally issued in exchange for shares on which a sales charge was paid), the exchange of shares from a Nuveen money market fund will be made into shares of the Fund at net asset value.


  If you exchange shares subject to a CDSC, no CDSC will be charged at the time of the exchange. However, if you subsequently redeem the shares acquired through the exchange, the redemption may be subject to a CDSC, depending on when you purchased your original shares and the CDSC schedule of the fund from which you exchanged your shares.

  The shares to be purchased must be offered in your state of residence and you must have held the shares you are exchanging for at least 15 days. The total value of exchanged shares must at least equal the minimum investment requirement of the Nuveen Mutual Fund being purchased. For federal income tax purposes, any exchange constitutes a sale and purchase of shares and may result in capital gain or loss. Before making any exchange, you should obtain the Prospectus for the Nuveen Mutual Fund you are purchasing and read it carefully. If the registration of the account for the Fund you are purchasing is not exactly the same as that of the fund account from which the exchange is made, written instructions from all holders of the account from which the exchange is being made must be received, with signatures guaranteed by a member of an approved Medallion Guarantee Program or in such other manner as may be acceptable to the Fund. You may also exchange shares by telephone if you authorize telephone exchanges by checking the applicable box on the Application Form or by calling Nuveen Investor Services toll-free 800-257-8787 to obtain an authorization form. The exchange privilege may be modified or discontinued by the Fund at any time.

  The exchange privilege is not intended to permit the Fund to be used as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management, raise expenses, and otherwise have an adverse effect on all shareholders. In order to limit excessive exchange activity and in other circumstances where Fund management believes doing so would be in the best interest of the Fund, the Fund reserves the right to revise or terminate the exchange privilege, or limit the amount or number of exchanges or reject any exchange. Shareholders would be notified of any such action to the extent required by law.

Reinstatement Privilege

  If you redeemed Class A, Class B or Class C Shares of the Fund or any other Nuveen Mutual Fund that were subject to a sales charge or a CDSC, you have up to one year to reinvest all or part of the full amount of the redemption in the same class of shares of the Fund at net asset value. This reinstatement privilege can be exercised only once for any redemption, and reinvestment will be made at the net asset value next calculated after reinstatement of the appropriate class of Fund shares. If you reinstate shares that were subject to a CDSC, your holding period as of the redemption date also will be reinstated for purposes of calculating a CDSC and the CDSC paid at redemption will be refunded. The federal income tax consequences of any capital gain realized on a redemption will not be affected by reinstatement, but a capital loss may be disallowed in whole or in part depending on the timing, the amount of the reinvestment and the fund from which the redemption occurred.

General Matters

  The Funds may encourage registered representatives and their firms to help apportion their assets among bonds, stocks and cash, and may seek to participate in programs that recommend a portion of their assets be invested in tax-free, fixed income securities.

  In addition to the types of compensation to dealers to promote sales of fund shares that are described in the prospectus, Nuveen may from time to time make additional reallowances only to certain authorized dealers who sell or are expected to sell certain minimum amounts of shares of the Nuveen Mutual Funds during specified time periods. Promotional support may include providing sales literature to and holding informational or educational programs for the benefit of such Authorized Dealers' representatives, seminars for the public, and advertising and sales campaigns. Nuveen may reimburse a participating Authorized Dealer for up to one-half of specified media costs incurred in the placement of advertisements which jointly feature the Authorized Dealer and Nuveen Funds and Nuveen Defined Portfolios.

  Such reimbursement will be based on the number of Nuveen Fund shares sold, the dollar amounts of such sales, or a combination of the foregoing, during the prior calendar year according to an established schedule. Any such support or reimbursement would be provided by Nuveen out of its own assets, and not out of the assets of the Funds, and will not change the price an investor pays for shares or the amount that a Fund will receive from such a sale.

  To help advisors and investors better understand and most efficiently use the Fund to reach their investment goals, the Funds may advertise and create specific investment programs and systems. For example, this may include information on how to use the Funds to accumulate assets for future education needs or periodic payments such as insurance premiums. The Funds may produce software or additional sales literature to promote the advantages of using the Funds to meet these and other specific investor needs.

  The Funds have authorized one or more brokers to accept on their behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the Funds' behalf. The Funds will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee accepts the order. Customer orders received by such broker (or their designee) will be priced at the Funds' net asset value next computed after they are accepted by an authorized broker (or their designee). Orders accepted by an authorized broker (or their designee) before the close of regular trading on the New York Stock Exchange will receive that day's share price; orders accepted after the close of trading will receive the next business day's share price.


  In addition, you may exchange Class R Shares of any Fund for Class A Shares of the same Fund without a sales charge if the current net asset value of those Class R Shares is at least $3,000 or you already own Class A Shares of that Fund.

  Each Fund may suspend the right of redemption, or delay payment to redeeming shareholders for more than seven days, when the New York Stock Exchange is closed (not including customary weekend and holiday closings); when trading in the markets a Fund normally uses is restricted, or the SEC determines that an emergency exists so that trading of a Fund's portfolio securities or determination of a Fund's net assets value is not reasonably practical; or the SEC by order permits the suspension of the right of redemption or the delay in payment to redeeming shareholders for more than seven days.

  The Funds have reserved the right to redeem in kind (that is, to pay redemption requests in cash and portfolio securities, or wholly in portfolio securities), although the Funds have no present intention to redeem in kind. The Funds voluntarily have committed to pay in cash all requests for redemption by any shareholder, limited as to each shareholder during any ninety-day period to the lesser of $250,000 or 1% of the net asset value of a Fund at the beginning of the ninety-day period.

  Shares will be registered in the name of the investor or the investor's financial advisor. A change in registration or transfer of shares held in the name of a financial advisor may only be made by an order in good form from the financial advisor acting on the investor's behalf. Share certificates will only be issued upon written request to the Funds' transfer agent. No share certificates will be issued for fractional shares.

  A fee of 1% of the current market value of any shares represented by a certificate will be charged if the certificate is lost, stolen, or destroyed. The fee is paid to Seaboard Surety Company for insurance of the lost, stolen, or destroyed certificate.

  For more information on the procedure for purchasing shares of a Fund and on the special purchase programs available thereunder, see "How to Buy Shares" in the Prospectus.

  Nuveen serves as the principal underwriter of the shares of the Funds pursuant to a "best efforts" arrangement as provided by a distribution agreement with the Nuveen Flagship Municipal Trust, dated February 1, 1997 and last renewed on July 31, 2001 ("Distribution Agreement"). Pursuant to the Distribution Agreement, the Trust appointed Nuveen to be its agent for the distribution of the Funds' shares on a continuous offering basis. Nuveen sells shares to or through brokers, dealers, banks or other qualified financial intermediaries (collectively referred to as "Dealers"), or others, in a manner consistent with the then effective registration statement of the Trust. Pursuant to the Distribution Agreement, Nuveen, at its own expense, finances certain activities incident to the sale and distribution of the Funds' shares, including printing and distributing of prospectuses and statements of additional information to other than existing shareholders, the printing and distributing of sales literature, advertising and payment of compensation and giving of concessions to Dealers. Nuveen receives for its services the excess, if any, of the sales price of the Funds' shares less the net asset value of those shares, and reallows a majority or all of such amounts to the Dealers who sold the shares; Nuveen may act as such a Dealer. Nuveen also receives compensation pursuant to a distribution plan adopted by the Trust pursuant to Rule 12b-1 and described herein under "Distribution and Service Plan." Nuveen receives any CDSCs imposed on redemptions of Shares.


  The aggregate amounts of underwriting commissions with respect to the sale of Fund shares and the amount thereof retained by Nuveen were as follows (all figures are to the nearest thousand):


                                 Year Ended               Year Ended               Year Ended
                               April 30, 2001           April 30, 2000           April 30, 1999
                          ------------------------ ------------------------ ------------------------
                           Amount of     Amount     Amount of     Amount     Amount of     Amount
                          Underwriting Retained By Underwriting Retained By Underwriting Retained By
Fund                      Commissions    Nuveen    Commissions    Nuveen    Commissions    Nuveen
----                      ------------ ----------- ------------ ----------- ------------ -----------
Nuveen High Yield
 Municipal Bond Fund*...       87            8          32            1          N/A         N/A
Nuveen All-American
 Municipal Bond Fund....      198          --          337          --         1,294          67
Nuveen Insured Municipal
 Bond Fund..............      190          --          229          --           567          66
Nuveen Intermediate
 Duration Municipal Bond
 Fund...................       37          --          278           19          579          76
Nuveen Limited Term
 Municipal Bond Fund....       88          --          136          --           624          86

--------
   * Fund commenced operations on June 7, 1999.

DISTRIBUTION AND SERVICE PLAN

  The Funds have adopted a plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, which provides that Class B Shares and Class C Shares will be subject to an annual distribution fee, and that Class A Shares, Class B Shares and Class C Shares will be subject to an annual service fee. Class R Shares will not be subject to either distribution or service fees.

  The distribution fee applicable to Class B and Class C Shares under each Fund's Plan will be payable to reimburse Nuveen for services and expenses incurred in connection with the distribution of Class B and Class C Shares, respectively. These expenses include payments to Authorized Dealers, including Nuveen, who are brokers of record with respect to the Class B and Class C Shares, as well as, without limitation, expenses of printing and distributing prospectuses to persons other than shareholders of the Fund, expenses of preparing, printing and distributing advertising and sales literature and reports to shareholders used in connection with the sale of Class B and Class C Shares, certain other expenses associated with the distribution of Class B and Class C Shares, and any distribution-related expenses that may be authorized from time to time by the Board of Trustees.

  The service fee applicable to Class A Shares, Class B Shares and Class C Shares under each Fund's Plan will be payable to Authorized Dealers in connection with the provision of ongoing account services to shareholders. These services may include establishing and maintaining shareholder accounts, answering shareholder inquiries and providing other personal services to shareholders.

  Each Fund may spend up to .20 of 1% per year of the average daily net assets of Class A Shares as a service fee under the Plan applicable to Class A Shares. Each Fund may spend up to .75 of 1% per year of the average daily net assets of Class B Shares as a distribution fee and up to .20 of 1% per year of the average daily net assets of Class B Shares as a service fee under the Plan applicable to Class B Shares. Each Fund may spend up to .55 of 1% per year of the average daily net assets of Class C Shares as a distribution fee and up to
 .20 of 1% per year of the average daily net assets of Class C Shares as a service fee under the Plan applicable to Class C Shares.

  For the fiscal year ended April 30, 2001, 100% of service fees and distribution fees were paid out as compensation to authorized dealers.


                                                     Compensation Paid to
                                                 Authorized Dealers During the
                                                   Year Ended April 30, 2001
                                                 -----------------------------
      Nuveen High Yield Municipal Bond Fund*
        Class A.................................           $ 17,509
        Class B.................................           $ 56,886
        Class C.................................           $ 20,790
      Nuveen All-American Municipal Bond Fund
        Class A.................................           $509,537
        Class B.................................           $330,091
        Class C.................................           $496,380
      Nuveen Insured Municipal Bond Fund
        Class A.................................           $228,225
        Class B.................................           $189,591
        Class C.................................           $ 91,856
      Nuveen Intermediate Duration Municipal
       Bond Fund
        Class A.................................           $296,986
        Class B.................................           $117,677
        Class C.................................           $ 95,013
      Nuveen Limited Term Municipal Bond Fund
        Class A.................................           $728,936
        Class C.................................           $402,575


--------
*  Fund commenced operations on June 7, 1999.

  Under each Fund's Plan, the Fund will report quarterly to the Board of Trustees for its review all amounts expended per class of shares under the Plan. The Plan may be terminated at any time with respect to any class of shares, without the payment of any penalty, by a vote of a majority of the trustees who are not "interested persons" and who have no direct or indirect financial interest in the Plan or by vote of a majority of the outstanding voting securities of such class. The Plan may be renewed from year to year if approved by a vote of the Board of Trustees and a vote of the non-interested trustees who have no direct or indirect financial interest in the Plan cast in person at a meeting called for the purpose of voting on the Plan. The Plan may be continued only if the trustees who vote to approve such continuance conclude, in the exercise of reasonable business judgment and in light of their fiduciary duties under applicable law, that there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders. The Plan may not be amended to increase materially the cost which a class of shares may bear under the Plan without the approval of the shareholders of the affected class, and any other material amendments of the Plan must be approved by the non-interested trustees by a vote cast in person at a meeting called for the purpose of considering such amendments. During the continuance of the Plan, the selection and nomination of the non-interested trustees of the Trust will be committed to the discretion of the non-interested trustees then in office.

INDEPENDENT PUBLIC ACCOUNTANTS AND CUSTODIAN

  Arthur Andersen LLP, independent public accountants, 33 West Monroe Street, Chicago, Illinois 60603 has been selected as auditors for the Trust. In addition to audit services, the auditors will provide consultation and assistance on accounting, internal control, tax and related matters. The financial statements incorporated by reference elsewhere in this Statement of Additional Information and the information for prior periods set forth under "Financial Highlights" in the Prospectus have been audited by the respective auditors as indicated in their report with respect thereto, and are included in reliance upon the authority of that firm in giving that report.

  The custodian of the assets of the Funds is The Chase Manhattan Bank, P.O. Box 660086, Dallas, Texas 75266-0086. The custodian performs custodial, fund accounting and portfolio accounting services.


  The Fund's transfer, shareholder services, and dividend paying agent is Chase Global Funds Services Company, P.O. Box 660086, Dallas, Texas 75266-0086.


FINANCIAL STATEMENTS

  The audited financial statements for each Fund's most recent fiscal year appear in the Fund's Annual Report. Each Fund's Annual Report accompanies this Statement of Additional Information.

APPENDIX A

Ratings of Investments

  Standard & Poor's Ratings Group--A brief description of the applicable Standard & Poor's Ratings Group ("S&P") rating symbols and their meanings (as published by S&P) follows:

                                 Long Term Debt

  An S&P corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

  The debt rating is not a recommendation to purchase, sell, or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

  The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

  The ratings are based, in varying degrees, on the following considerations:

    1. Likelihood of default--capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

    2. Nature of and provisions of the obligation;

    3. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.


Investment Grade

AAADebt rated "AAA' has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA Debt rated "AA' has a very strong capacity to pay interest and repay principal, and differs from the highest-rated issues only in small degree.

A Debt rated "A' has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB
   Debt rated "BBB' is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

Speculative Grade Rating

  Debt rated "BB,' "B,' "CCC,' "CC' and "C' is regarded as having predominantly speculative characteristics, with respect to capacity to pay interest and repay principal. "BB' indicates the least degree of speculation and "C' the highest. While such debt will likely have some quality and protective characteristics these are outweighed by major uncertainties or major exposures to adverse conditions.

BB Debt rated "BB' has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The "BB' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB-' rating.

B Debt rated "B' has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB' or "BB-' rating.

CCCDebt rated "CCC' has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal.

   The "CCC' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "B' or "B-' rating.

CC The rating "CC' typically is applied to debt subordinated to senior debt that is assigned an actual or implied "CCC' debt rating.

C The rating "C' typically is applied to debt subordinated to senior debt which is assigned an actual or implied "CCC-' debt rating. The "C' rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI The rating "CI' is reserved for income bonds on which no interest is being paid.

D Debt rated "D' is in payment default. The "D' rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D' rating also will be used upon the filling of a bankruptcy petition if debt service payments are jeopardized.

   Plus (+) or Minus (-): the ratings from "AA' to "CCC' may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

   Provisional Ratings: the letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise judgment with respect to such likelihood and risk.

L
   The letter "L' indicates that the rating pertains to the principal amount of those bonds to the extent that the underlying deposit collateral is federally insured by the Federal Savings & Loan Insurance Corp. or the Federal Deposit Insurance Corp.* and interest is adequately collateralized. In the case of certificates of deposit, the letter "L' indicates that the deposit, combined with other deposits being held in the same right and capacity, will be honored for principal and accrued pre-default interest up to the federal insurance limits within 30 days after closing of the insured institution or, in the event that the deposit is assumed by a successor insured institution, upon maturity.

NR
   Indicates no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

                                Commercial Paper

  An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

  Ratings are graded into several categories, ranging from "A-1" for the highest quality obligations to "D" for the lowest. These categories are as follows:

A-1This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

A-3Issues carrying this designation have adequate capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B Issues rated "B" are regarded as having only speculative capacity for timely payment.

C This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D Debt rated "D" is in payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

  A commercial rating is not a recommendation to purchase, sell, or hold a security inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished to S&P by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. the ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information or based on other circumstances.

  Moody's Investors Service, Inc.--A brief description of the applicable Moody's Investors Service, Inc. ("Moody's") rating symbols and their meanings (as published by Moody's) follows:

                                 Long Term Debt

AaaBonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are mostly unlikely to impair the fundamentally strong position of such issues.

Aa
   Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A
   Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

BaaBonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds which are rated Ba are judged to have speculative elements; their future can not be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby, not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CaaBonds which are rated Caa are of poor standing. Such issues may be in default, or there may be present elements of danger with respect to principal or interest.

Ca Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

   Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

  Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa1, A1, Baa1, Ba1, and B1.

                                Commercial Paper

  Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of senior short-term promissory obligations. Prime-1 repayment capacity will often be evidenced by many of the following characteristics:

  --Leading market positions in well-established industries.

  --High rates of return on funds employed.

  --Conservative capitalization structure with moderate reliance on debt and ample asset protection.

  --Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

  --Well-established access to a range of financial markets and assured sources of alternate liquidity.

  Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of senior short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

  Issuers rated Prime-3 (or related supporting institutions) have an acceptable capacity for repayment of senior short-term promissory obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage.

  Issuers rated Not Prime do not fall within any of the Prime rating categories.


  On June 1, 2000, Fitch IBCA, Inc. and Duff & Phelps, Inc. merged. The combined company name is Fitch, Inc. ("Fitch") and both companies' ratings systems have been combined into a single rating system. A brief description of the applicable Fitch ratings symbols and meanings (as published by Fitch) follows:

                                 Long Term Debt

  Fitch investment grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt in a timely manner.

  The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

  Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

  Bonds that have the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

  Fitch ratings are not recommendations to buy, sell, or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature or taxability of payments made in respect of any security.

  Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

AAABonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA
   Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA". Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of the issuers is generally rated "F-1+".

A
   Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB
   Bonds considered to be investment grade and of good credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

  Fitch speculative grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings ("BB" to "C") represent Fitch's assessment of the likelihood of timely payment of principal and interest in accordance with the terms of obligation for bond issues not in default. For defaulted bonds, the rating ("DDD" to "D") is an assessment of the ultimate recovery value through reorganization or liquidation.

  The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength.

  Bonds that have the same rating are of similar but not necessarily identical credit quality since the rating categories can not fully reflect the differences in the degrees of credit risk.

BB Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCCBonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business economic environment.

CC Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C  Bonds are in imminent default in payment of interest or principal.

DDD DD and D
   Bonds are in default on interest and/or principal payments. Such bonds DD are extremely speculative and should be valued on the basis of their and D ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery of these bonds, and "D" represents the lowest potential for recovery.

                               Short-Term Ratings

  Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificate of deposit, medium-term notes, and municipal and investment notes.

  The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

F-1+
   Exceptionally Strong Credit Quality Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1
   Very Strong Credit Quality Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+".

F-2Good Credit Quality Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned "F-1+" and "F-1" ratings.

F-3Fair Credit Quality Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.

B Speculative issues assigned this rating have minimal capacity for timely payments and are vulnerable to near-term changes in financial and economic conditions.

C High default risk issues where default is a real possibility. Capacity for making timely payments is solely reliant upon a sustained, favorable business and economic environment.

D Default Issues assigned this rating are in actual or imminent payment default.

  Subsequent to its purchase by a Fund, an issue may cease to be rated or its rating may be reduced below the minimum required for purchase by such Fund. Neither event requires the elimination of such obligation from a Fund's portfolio, but Nuveen Advisory will consider such an event in its determination of whether the Fund should continue to hold such obligation.

APPENDIX B

DESCRIPTION OF HEDGING TECHNIQUES

  Set forth below is additional information regarding the various Funds' defensive hedging techniques and use of repurchase agreements.

Futures and Index Transactions

  Financial Futures. A financial future is an agreement between two parties to buy and sell a security for a set price on a future date. They have been designed by boards of trade which have been designated "contracts markets" by the Commodity Futures Trading Commission ("CFTC").

  The purchase of financial futures is for the purpose of hedging a Fund's existing or anticipated holdings of long-term debt securities. When a Fund purchases a financial future, it deposits in cash or securities an "initial margin" of between 1% and 5% of the contract amount. Thereafter, the Fund's account is either credited or debited on a daily basis in correlation with the fluctuation in price of the underlying future or other requirements imposed by the exchange in order to maintain an orderly market. The Fund must make additional payments to cover debits to its account and has the right to withdraw credits in excess of the liquidity, the Fund may close out its position at any time prior to expiration of the financial future by taking an opposite position. At closing a final determination of debits and credits is made, additional cash is paid by or to the Fund to settle the final determination and the Fund realizes a loss or gain depending on whether on a net basis it made or received such payments.

  The sale of financial futures is for the purpose of hedging a Fund's existing or anticipated holdings of long-term debt securities. For example, if a Fund owns long-term bonds and interest rates were expected to increase, it might sell financial futures. If interest rates did increase, the value of long-term bonds in the Fund's portfolio would decline, but the value of the Fund's financial futures would be expected to increase at approximately the same rate thereby keeping the net asset value of the Fund from declining as much as it otherwise would have.

  Among the risks associated with the use of financial futures by the Funds as a hedging device, perhaps the most significant is the imperfect correlation between movements in the price of the financial futures and movements in the price of the debt securities which are the subject of the hedge.

  Thus, if the price of the financial future moves less or more than the price of the securities which are the subject of the hedge, the hedge will not be fully effective. To compensate for this imperfect correlation, the Fund may enter into financial futures in a greater dollar amount than the dollar amount of the securities being hedged if the historical volatility of the prices of such securities has been greater than the historical volatility of the financial futures. Conversely, the Fund may enter into fewer financial futures if the historical volatility of the price of the securities being hedged is less than the historical volatility of the financial futures.

  The market prices of financial futures may also be affected by factors other than interest rates. One of these factors is the possibility that rapid changes in the volume of closing transactions, whether due to volatile markets or movements by speculators, would temporarily distort the normal relationship between the markets in the financial future and the chosen debt securities. In these circumstances as well as in periods of rapid and large price movements. The Fund might find it difficult or impossible to close out a particular transaction.

  Options on Financial Futures. The Funds may also purchase put or call options on financial futures which are traded on a U.S. Exchange or board of trade and enter into closing transactions with respect to such options to terminate an existing position. Currently, options can be purchased with respect to financial futures on U.S.

Treasury Bonds on The Chicago Board of Trade. The purchase of put options on financial futures is analogous to the purchase of put options by a Fund on its portfolio securities to hedge against the risk of rising interest rates. As with options on debt securities, the holder of an option may terminate his position by selling an option of the same Fund. There is no guarantee that such closing transactions can be effected.

Index Contracts

  Index Futures. A tax-exempt bond index which assigns relative values to the tax-exempt bonds included in the index is traded on the Chicago Board of Trade. The index fluctuates with changes in the market values of all tax-exempt bonds included rather than a single bond. An index future is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash--rather than any security--equal to specified dollar amount times the difference between the index value at the close of the last trading day of the contract and the price at which the index future was originally written. Thus, an index future is similar to traditional financial futures except that settlement is made in cash.

  Index Options. The Funds may also purchase put or call options on U.S. Government or tax-exempt bond index futures and enter into closing transactions with respect to such options to terminate an existing position. Options on index futures are similar to options on debt instruments except that an option on an index future gives the purchaser the right, in return for the premium paid, to assume a position in an index contract rather than an underlying security at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance of the writer's futures margin account which represents the amount by which the market price of the index futures contract, at exercise, is less than the exercise price of the option on the index future.

  Bond index futures and options transactions would be subject to risks similar to transactions in financial futures and options thereon as described above. No series will enter into transactions in index or financial futures or related options unless and until, in the Adviser's opinion, the market for such instruments has developed sufficiently.

Repurchase Agreements

  A Fund may invest temporarily up to 5% of its assets in repurchase agreements, which are agreements pursuant to which securities are acquired by the Fund from a third party with the understanding that they will be repurchased by the seller at a fixed price on an agreed date. These agreements may be made with respect to any of the portfolio securities in which the Fund is authorized to invest. Repurchase agreements may be characterized as loans secured by the underlying securities. The Fund may enter into repurchase agreements with (i) member banks of the Federal Reserve System having total assets in excess of $500 million and (ii) securities dealers, provided that such banks or dealers meet the creditworthiness standards established by the Fund's Board of Trustees ("Qualified Institutions"). The Adviser will monitor the continued creditworthiness of Qualified Institutions, subject to the oversight of the Fund's board of trustees.

  The use of repurchase agreements involves certain risks. For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities, as a result of its bankruptcy or otherwise, the Fund will seek to dispose of such securities, which action could involve costs or delays. If the seller becomes insolvent and subject to liquidation or reorganization under applicable bankruptcy or other laws, the Fund's ability to dispose of the underlying securities may be restricted. Finally, it is possible that the Fund may not be able to substantiate its interest in the underlying securities. To minimize this risk, the securities underlying the repurchase agreement will be held by the custodian at all times in an amount at least equal to the repurchase price, including accrued interest. If the seller fails to repurchase the securities, the Fund may suffer a loss to the extent proceeds from the sale of the underlying securities are less than the repurchase price.

  The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or date of maturity of the purchased security. The collateral is marked to market daily. Such agreements permit the Fund to keep all its assets earning interest while retaining "overnight" flexibility in pursuit of investments of a longer-term nature.

                                                                    VAI-NAT 8-01

                                                                 NUVEEN
                                                                     Investments

Nuveen Municipal
         Bond Funds

 ANNUAL REPORT  APRIL 30, 2001

Dependable, tax-free income to help you keep more of what you earn.

[PHOTO APPEARS HERE]

  INVEST WELL

    LOOK AHEAD

LEAVE YOUR MARK(SM)

High Yield
All-American
Insured
Intermediate Duration
Limited Term

                              Morningstar Ratings

                                   * * * * *

                 Nuveen Limited Term Municipal Bond Fund /1,2/
                      Overall rating among 1,695 municipal
                            bond funds as of 4/30/01


Table of Contents

1   Dear Shareholder
3   Economy at a Glance
4   Nuveen High Yield Municipal Bond Fund
      From the Portfolio Manager
      Fund Spotlight
9   Nuveen All-American Municipal Bond Fund
      From the Portfolio Manager
      Fund Spotlight
14  Nuveen Insured Municipal Bond Fund
      From the Portfolio Manager
      Fund Spotlight
19  Nuveen Intermediate Duration Municipal Bond Fund
      From the Portfolio Manager
      Fund Spotlight
24  Nuveen Limited Term Municipal Bond Fund
      From the Portfolio Manager
      Fund Spotlight
29  Portfolio of Investments
69  Statement of Net Assets
70  Statement of Operations
71  Statement of Changes in Net Assets
74  Notes to Financial Statements
82  Financial Highlights
87  Report of Independent Public Accountants
89  Fund Information

--------------------------------------------------------------------------------

/1/ For each fund with at least a three-year history, Morningstar calculates a Morningstar Rating metric each month by subtracting the return on a 90-day U.S. Treasury Bill from the fund's load adjusted return for the same period, and then adjusting this excess return for risk. The top 10% of funds in each broad asset class receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars and the bottom 10% receive 1 star. The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five- and ten-year (if applicable) Morningstar Rating metrics.

/2/ The Nuveen Limited Term Municipal Bond Fund was rated against the following numbers of U.S.-domiciled Municipal Bond funds over the following time periods: 1,695 funds in the last three years, 1,458 funds in the last five years and 452 funds in the last ten years. With respect to these Municipal Bond funds, the Nuveen Limited Term Municipal Bond Fund received a Morningstar Rating of four stars for the three-, five- and ten-year periods, respectively. Past performance is no guarantee of future results. Morningstar Rating is for the A share class only; other classes may have different performance characteristics.

                             Must be preceded by or accompanied by a prospectus.

Dear Shareholder,

[PHOTO OF TIMOTHY R. SCHWERTFEGER APPEARS HERE]

Timothy R. Schwertfeger
Chairman of the Board

At Nuveen Investments, we are committed to helping financial advisors and their clients invest well through all types of market conditions.

Over the last several months, we've heard so many stories about investors who were drawn off course by placing a higher-than-usual proportion of their assets in high-risk investments. This led to significant investment losses that drove many investors to the sidelines, into a zone of uncertainty, after the technology bubble burst. As a result, many missed the attractive values compounding for investors continuing to hold core portfolios of high-quality stocks and bonds, which performed so well as the year 2000 ended. These kinds of experiences dramatically reinforce the importance of maintaining a consistent, long-term investment discipline and staying the course with a well-constructed, diversified portfolio.

Since 1898, generations of advisors, investors and their families have associated Nuveen with quality and dependability. Building on our heritage of leadership in municipal bond investing, we have broadened our expertise across an expanding array of equity and fixed-income investment disciplines. We will continue seeking ways to help advisors and investors participate in the many exciting investment opportunities available today. But no matter how much the investment environment might evolve, our core commitment remains providing you and your advisor with the means for building a balanced portfolio designed to systematically compound your wealth over time.

This report covers our fixed income investment style.


Fixed Income Investing

Consistently balancing core equity investments with fixed-income securities can substantially reduce risk with only a small sacrifice in returns. This strategy not only seeks to provide a dependable base of income with a more comfortable balance of risk, but may also help investors build the confidence to remain fully invested through varied market cycles.

Nuveen's time-tested credit research and surveillance discipline uncovers income securities that combine exceptional relative value with above-average potential return and consistent dividends. Relative to municipal bond index yields -- which have declined 25 percent over a 10-year period -- Nuveen's dividends have continued to provide a steady flow of income to investors. We have also made a priority of helping to preserve the investor's accumulated wealth in a tax-efficient manner.



                                                         Annual Report    page 1

Since 1898, generations of advisors, investors and their families have associated Nuveen with quality and dependability. This began with our heritage in municipal bonds and continues today across an expanding array of equity and fixed-income investment disciplines. We continue to broaden our investment expertise, to provide you and your advisors with the means for building balanced portfolios -- portfolios designed to help systematically compound your wealth over time.

Our fixed-income team of portfolio managers and dedicated research analysts leverages 200 years of combined experience to manage $40 billion in fixed-income investments comprised of more than 100 national and single-state funds, individually managed accounts and defined portfolios.

In addition to the fixed-income investment style, Nuveen offers core growth and enhanced growth, core value and senior loan investment styles. For more information on any Nuveen investment, including a prospectus, contact your financial advisor, call Nuveen at (800) 621-7227 or visit our Internet site at www.nuveen.com. Before investing or sending money, please read the prospectus carefully.

Thank you for your continued confidence.

Sincerely,


/s/ Timothy R. Schwertfeger

Timothy R. Schwertfeger
Chairman of the Board
June 15, 2001



Annual Report   page 2

Economy at a Glance

     MAY 1, 2000 - APRIL 30, 2001
--------------------------------------------------------------------------------

Mixed indicators

Characterizing the economy during the fiscal year ended April 30, 2001, depends largely on one's perspective.

Corporate America was beset with concerns of excess capacity and weakening profitability. Though the overall economy grew modestly, April 2001 marked the ninth consecutive month of declining activity in the manufacturing sector, according to the National Association of Purchasing Management Index (NAPM). It was also the first month non-manufacturing industries experienced reduced activity and new-order volume since NAPM began tracking the sector in July 1997.

Increases in the Producer Price Index reflected rising costs for manufacturers, wholesalers and retailers. Crude goods prices rose 19.4 percent during the period, while finished goods gained 3.7 percent and intermediate goods were up 2 percent. Prices for finished energy goods increased almost 14 percent.

Consumers, on the other hand, appeared to be aware the economy was slowing but not overly concerned, as indicated by several key factors:

 . Interest rates. The Federal Reserve Board cut short-term interest rates by a total of two percentage points in the last four months of the period. Falling rates helped to reduce consumers' monthly expenses by lowering interest on revolving debt and providing the opportunity to refinance mortgages. Housing starts at the end of the period were at roughly the same level as 12 months before but were down 8 percent from the period's high reached in January 2001.

 . Income and spending. Personal income rose 4.7 percent during the fiscal year, while disposable income (personal income net of personal taxes) gained by 4 percent. Personal spending increased at an even higher rate of 4.8 percent, though sales of durable goods were up just 3 percent, a significant decline from the 10 percent growth rate of the prior fiscal year.

 . Consumer prices. The Consumer Price Index (CPI) rose 3.3 percent during the fiscal year, the largest increase for this 12-month period since 1991. However, excluding energy prices - up 10.3 percent for the period - eases the CPI increase to 2.7 percent.

 . Unemployment. The unemployment rate (seasonally adjusted) averaged 4.1 percent for the period. However, layoffs by major corporations with depressed equity valuations pushed that rate to 4.5 percent by April 2001, the highest level since October 1998. Yet the year also saw decade-low rates of 3.9 percent in September and October 2000.

Municipal bond environment

 . Credit conditions. A review of rating changes in the first quarter the most current period for which data is available gives no hint of economic slowing or tighter credit conditions. Patterns seen in recent quarters have been repeated, as upgrades of tax-supported issues have exceeded downgrades (92 to 13). Higher education again enjoyed more upgrades than downgrades (13 to 2), including state universities in Colorado, Kentucky, New Mexico and North Carolina.

   However, healthcare remained a troubled sector where rating reductions outpaced upgrades by 25 to 2. And numerous downgrades of industrial development bonds (10 to 1) reflect stresses experienced in the corporate world.

 . Issuance. A favorable interest rate environment drove municipal bond refundings at a torrid pace, pushing issuance for last four months of the period up 36 percent over the same period a year earlier. This hike contributed to an overall 4 percent increase in issuance for the 12-month period ($216.8 billion vs. 208.4 billion).

California power crisis
--------------------------------------------------------------------------------
Perhaps the most prominent credit story has been the continuing power crisis in California, which has become an issue for the state's own creditworthiness. In May 2001, the governor and state legislature approved a $13.4 billion issue of Power Bonds to reimburse the state for outstanding outlays and to help fund future power purchases. By this time, the state had spent $5 billion, almost 60% of General Fund reserves, to purchase power and would continue funding purchases until the bonds are issued, possibly in August 2001.

These events increase risks to the state's outlook. In the short term, uncertainty about exact timing of the bond issuance and the cost of energy in the interim increase risk to the state's balance sheet and the possibility of further credit downgrades.

Though the state economy continues to expand and add jobs, the long-term effects of the crisis have yet to be realized. Economists are not predicting a recession in the state but expect real growth for 2001 to decline significantly, possibly to less than 1 percent, from 8 percent growth a year earlier. Additional retail electricity rate increases are expected, which will reduce consumer purchasing power and further dampen the economic growth.

Demand and supply of electricity may come into balance over the next few years as more power plants are built in the state. Consequently, wholesale electricity costs should decline over time, though it is uncertain where retail rates will stabilize.

However, all factors are not necessarily negative. California's diverse economy and continued strength in the southern portion of the state may be essential to helping it through the coming years. Job growth throughout the state is expected to continue at a 2 percent rate in 2001. Home prices continued to be strong, increasing 8 percent to 10 percent over levels in 2000.

                                                          Annual Report   page 3

From the Portfolio Manager
                                           NUVEEN HIGH YIELD MUNICIPAL BOND FUND
-------------------------------------------------------------------------------
Your Investment
Management Team
-------------------------------------------------------------------------------
Nuveen's advisor for income investing is Nuveen Investment Management (NIM). NIM follows a disciplined, research-driven investment approach to uncover income securities that combine exceptional relative value with above-average return potential. Drawing on 300 combined years of investment experience, the Nuveen team of portfolio managers and research analysts offers:

 . A commitment to exhaustive research
 . An active, value-oriented investment style
 . The unmatched presence of trading leverage of a market leader.

This disciplined, research-oriented approach has been important for investors, and is a key investment strategy for the Nuveen Funds.

Q.  What market environment did the fund experience in the last 12 months?

A. After enduring several years of challenging market conditions, fixed-income investments returned to favor during the reporting period. In this environment, investors, who as a result of the stock market's collapse found themselves reminded of the benefits of asset allocation, shifted some of their portfolio holdings into bonds, including municipals.

    Compared to previous reporting periods, this one was much more favorable for high yield investors and portfolio managers. This was especially true during the last half of 2000, when interest rates were generally rising (high yield funds have historically outperformed during times of rising interest rates). However, as the reporting period progressed and interest rates began falling once again, high yield investments generally underperformed their investment-grade counterparts.

    Credit spreads -- representing the compensation to investors for assuming additional credit risk -- finished the reporting period still at historically high levels. The large spreads stemmed from investor preference for investment-grade securities in times of economic uncertainty.

Q. How did the fund perform during the fiscal year ended April 30, 2001, and what factors influenced its returns?

A. The fund's total return was 8.52 percent for the fiscal year ended April 30, 2001 (Class A shares at net asset value). This performance was well above the average performance of its peers as measured by the Lipper High Yield Debt Funds category average, which returned 5.43 percent for the same period. The fund's results also outpaced the broader stock market, which as measured by the Standard & Poor's 500 Index returned negative 13.73 percent.

--------------------------------------------------------------------------------
The views expressed in this report reflect those of Nuveen Investment Management
(NIM) only though the end of the reporting period indicated on the cover. NIM's views are subject to change at any time, based on market and other conditions.

Investment by the fund in lower-rated and non-rated securities presents greater risk of loss of principal than investments in investment-grade securities. Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the fund prospectus.

Annual Report   page 4

    A major reason for the strong results was that the fund was launched nearly two years ago at an opportune time for high yield investing. At that time, the high yield market was at a low point that it was just beginning to come out of. As a result, we were able to avoid a number of the more poorly structured bond issues that were available in the market in previous years.

    We also attribute the fund's solid results to our excellent research analysts. The high yield municipal market offers lots of opportunities to find hidden value in bonds, but it also involves a significant amount of credit risk. In a high yield fund, it is especially important to fully understand a bond issue before we decide to invest in it. We have a great deal of confidence in our research team and rely on them extensively to help us identify attractive candidates for purchase.

    For additional information about fund performance and yield, please refer to the box below.

    Annualized Total Returns as of 4/30/01 /1/
                                          One-Year
    High Yield                              8.52%
    Class A Shares at NAV

    Lipper High Yield Municipal Debt        5.43%
    Funds category average /2/

    Tax-Free/3/ Yields as of 4/30/01
    Class A Shares at NAV
    SEC 30-Day Yield                        7.37%
    Taxable-Equivalent Yield /4/           10.68%

Your Fund's
Investment
Objective
--------------------------------------------------------------------------------

The investment objective of the fund is to provide high current income exempt from regular federal income taxes. Capital appreciation is a secondary objective when consistent with the fund's primary objective.

Q.  What themes were underlying your management of the fund during the year?

A. During the reporting period we focused our management activity on sectors that are less sensitive to economic cycles, especially health care and utilities. In the health care sector, hospitals proved to be an attractive area of investment for us. We have made a fairly large commitment to that sector because we believe there is significant potential value to be

--------------------------------------------------------------------------------

/1/ Performance figures are quoted for Class A shares at net asset value.
    Comments cover the one-year period ended April 30, 2001.

/2/ For the Nuveen High Yield Municipal Bond Fund, the Lipper Peer Group returns represent the average annualized total return of the 69 funds in the Lipper High Yield Municipal Debt Funds category for the one-year period ended April 30, 2001. The returns assume reinvestment of dividends and do not reflect any applicable sales charges.

/3/ Income is generally exempt from regular federal income taxes. Income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax.

/4/ Taxable-equivalent yield is the yield an investor would have to realize on a fully taxable investment to equal the stated yield on a tax-exempt investment. Based on the SEC 30-Day Yield and a federal income tax rate of 31%.

                                                          Annual Report   page 5
    obtained. Spreads between higher- and lower-rated hospital bonds have been extremely wide because of concerns about credit deterioration in the sector. However, in conjunction with our research staff, we believe the problems in the sector have bottomed out and are confined to certain providers. Accordingly, we added to our health care holdings during the period. As of the end of April, nearly a quarter of fund assets were invested in the sector.

    In addition to healthcare, we also invested widely in utility bonds in the form of independent power projects. These projects have been around for several years, but only recently, in our opinion, have they become self-supporting business propositions. That's because various utility companies have been required to contract with independent power producers. This -- as well as rising electricity prices -- has led to a steadier and more predictable revenue stream for the independents. We believe that this factor makes independent power projects much more creditworthy than they used to be, yet many of the bonds in this area are still trading the levels of a few years ago. If the market realizes this potential value, we believe the fund is positioned to benefit.


How Your Fund
Pursues Its
Objective

--------------------------------------------------------------------------------
The fund invests substantially all of its assets in municipal bonds. Under normal circumstances, the advisor invests at least 65% of the fund's net assets in medium-to low-quality bonds (BBB/Baa or lower) as rated by Standard & Poor's, Moody's Investors Service, Duff & Phelps, or Fitch IBCA, Inc, or if unrated, judged to be of comparable quality. The fund may invest up to 10% of its net assets in defaulted municipal bonds. The fund may buy securities that pay interest at rates that float inversely with changes in prevailing interest rates. The fund may also make forward commitments in which the fund agrees to buy a security in the future at a price agreed upon today.

The fund's investment advisor uses a research-intensive investment process to identify high-yielding municipal bonds that offer attractive value in terms of their current yields, prices, credit quality, liquidity and future prospects.

Q.  What is your outlook for the high yield municipal market?

A. In our opinion, this is an opportune time to be involved in high yield municipal bond investing. Spreads between higher- and lower-grade investments continue to be wide, and we note that spreads have historically tended to revert to their historical averages -- Whether this will happen next week, next month, or next year is anybody's guess. However, if it does happen, the investment options available to us now may help drive strong fund performance in the future.

    We also expect new-issue supply to remain strong. This is good news for the fund because it gives us more bonds to choose from and allows us to be more careful shoppers. In such an environment, we can screen out potential investments that fail to meet our criteria. This selectivity enables us to use the strong Nuveen name to our advantage -- we can work closely with bond issuers to tighten potential legal loopholes and obtain more favorable terms on investments we believe would make attractive additions to the fund.



Annual Report   page 6

                                  High Yield
                  Growth of an Assumed $10,000 Investment/5/

                           [LINE GRAPH APPEARS HERE]


                Lehman
               Brothers        Nuveen High Yield     Nuveen High Yield
               Municipal         Municipal Bond      Municipal Bond Fund
Date           Bond INDEX          Fun (NAV)             (Offer)
               ----------
6/99            $ 10,000             $10,000               $ 9,580
4/01            $ 11,161             $10,869                10,413


                Nuveen High Yield Municipal Bond Fund (NAV) $10,869

                Nuveen High Yield Municipal Bond Fund (Offer) $10,413

                Lehman Brothers Municipal Bond Index $11,161


--------------------------------------------------------------------------------
/5/ The Index Comparison shows the change in value of a $10,000 investment in the Class A shares of the Nuveen fund compared with the Lehman Brothers Municipal Bond Index. The Lehman Municipal Bond Index is comprised of a broad range of investment-grade municipal bonds, and does not reflect any initial or ongoing expenses. The Nuveen fund return depicted in the chart reflects the initial maximum sales charge applicable to A shares (4.20%) and all ongoing fund expenses.


                                                          Annual Report   page 7

Fund Spotlight as of 4-30-01

NUVEEN HIGH YIELD MUNICIPAL BOND FUND

Quick Facts


                              A Shares   B Shares   C Shares   R Shares
------------------------------------------------------------------------------
NAV                           $18.93     $18.91     $18.93     $18.94
------------------------------------------------------------------------------
CUSIP                         67065Q749  67065Q756  67065Q764  67065Q772
------------------------------------------------------------------------------
Latest Dividend/1/            $0.1005    $0.0885    $0.0915    $0.1035
------------------------------------------------------------------------------
Inception Date                6/99       6/99       6/99       6/99
------------------------------------------------------------------------------



Annualized Total Returns/2/
                                   as of April 30, 2001    as of March 31, 2001
A Shares                              NAV      Offer          NAV      Offer
1-Year                               8.52%      3.94%        7.97%      3.45%
------------------------------------------------------------------------------
Since Inception                      2.91%      0.60%        2.99%      0.57%
------------------------------------------------------------------------------

B Shares                           w/o CDSC    w/CDSC      w/o CDSC    w/CDSC
------------------------------------------------------------------------------
1-Year                               7.70%      3.70%        7.16%      3.16%
------------------------------------------------------------------------------
Since Inception                      2.13%      0.16%        2.20%      0.13%
------------------------------------------------------------------------------

C Shares                                         NAV                     NAV
1-Year                                          7.96%                   7.36%
------------------------------------------------------------------------------
Since Inception                                 2.37%                   2.42%
------------------------------------------------------------------------------

R Shares                                         NAV                     NAV
1-Year                                          8.72%                   8.12%
------------------------------------------------------------------------------
Since Inception                                 3.12%                   3.17%
------------------------------------------------------------------------------


Tax-Free Yields
                           as of April 30, 2001
A Shares                         NAV   Offer
SEC 30-Day Yield                7.37%   7.06%
-----------------------------------------------
Taxable-Equivalent Yield/3/    10.68%  10.23%
-----------------------------------------------

B Shares                                 NAV
SEC 30-Day Yield                        6.64%
-----------------------------------------------
Taxable-Equivalent Yield/3/             9.62%
-----------------------------------------------

C Shares                                 NAV
SEC 30-Day Yield                        6.84%
-----------------------------------------------
Taxable-Equivalent Yield/3/             9.91%
-----------------------------------------------

R Shares                                 NAV
SEC 30-Day Yield                        7.48%
-----------------------------------------------
Taxable-Equivalent Yield/3/            10.84%
-----------------------------------------------

Bond Credit Quality/4/

[PIE CHART APPEARS HERE]

AA                                 3%
---------------------------------------
A                                  8%
---------------------------------------
BBB                               18%
---------------------------------------
NR                                59%
---------------------------------------
Other                             12%
---------------------------------------

Top Five Sectors/4/

Utilities                              25%
Healthcare                             25%
Capital Goods                          11%
Transportation                         11%
Long-Term Care                          9%


Portfolio Stats

Total Net Assets
$33.4 million

Average Duration
8.49

Average Effective Maturity
18.55 years


Investment by the fund in lower-rated and nonrated securities presents greater risk of loss of principal than investments in investment-grade securities. Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the fund prospectus.

-------------------------------------------------------------------------------
/1/ Paid May 1, 2001. This is the latest monthly dividend declared during the period ended April 30, 2001.

/2/ Returns reflect differences in sales charges and expenses among the share classes. Class A shares have a 4.2% maximum sales charge. Class B shares have a CDSC that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within one year, which is not reflected in the one-year total return.

/3/  Based on the SEC 30-Day Yield and a federal income tax rate of 31%.

/4/ As a percentage of long-term bond holdings as of April 30, 2001. Holdings are subject to change.

Annual Report   page 8

From the Portfolio Manager
                                         NUVEEN ALL-AMERICAN MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
Your Investment
Management Team
--------------------------------------------------------------------------------

Nuveen's advisor for income investing is Nuveen Investment Management (NIM). NIM follows a disciplined, research-driven investment approach to uncover income securities that combine exceptional relative value with above-average return potential. Drawing on 300 combined years of investment experience, the Nuveen team of portfolio managers and research analysts offers:

 . A commitment to exhaustive research
 . An active, value-oriented investment style
 . The unmatched presence of trading leverage of a market leader.

This disciplined, research-oriented approach has been important for investors, and is a key investment strategy for the Nuveen Funds.

Q.  What market environment did the fund experience in the last 12 months?

A. Fixed-income investments, which are highly sensitive to changes in interest rates, endured a volatile year. Between the last half of 1999 and the end of 2000, the Federal Reserve Board engineered a series of six interest rate hikes. Higher interest rates helped generate an economic slowdown as well as a dramatic drop in stock prices. These are conditions that generally favor the bond market, and, as a result, investors who shifted some of their portfolio holdings into money market funds and bonds -- including municipals -- were generally rewarded by their asset allocation decisions. The All-American Municipal Bond Fund's net asset value rose steadily during this time, with Class A shares going from $10.33 on April 30, 2000 to $10.74 by the end of 2000. In the first four months of 2001, as the Fed reversed course and lowered interest rates four times, the fund's net asset value declined incrementally to $10.70. Nevertheless, this was still well above the level at which it began the reporting period.

Q. How did the fund perform during the fiscal year ended April 30, 2001, and what factors influenced its returns?

A. The fund's total return was 9.23 percent for the fiscal year ended April 30, 2001 (Class A shares at net asset value). This topped the average performance of its peers as measured by the Lipper General Municipal Debt Funds category average, which returned 9.13 percent for the same period. At the same time, the performance lagged that of the Lehman Brothers Municipal Bond Index, which rose 10.37 percent.

    The fund's results were shaped by several factors. First, during the reporting period we continued to sell some of our BBB-rated bonds and reinvest the proceeds in higher-rated AAA bonds. Doing so helped performance as spreads between higher- and lower-rated securities widened during the reporting period -- indicating investor preference for fixed-income investments with higher credit ratings. The fund benefited

--------------------------------------------------------------------------------
The views expressed in this report reflect those of Nuveen Investment Management
(NIM) only though the end of the reporting period indicated on the cover. NIM's views are subject to change at any time, based on market and other conditions.

                                                          Annual Report   page 9
    to the extent that we shifted some of the fund's holdings from BBB-rated bonds to AAA-rated bonds seemingly at the right time during the fiscal year. Second, by managing the fund to take advantage of anticipated changes to the yield curve, we were able to enhance performance while limiting the fund's interest-rate risk.

    Annualized Total Returns as of 4/30/01/1/
                                                 One-Year     Five-Year
    All-American                                   9.23%        5.76%
    Class A Shares at NAV

    Lipper Insured Municipal Debt                  9.13%        5.25%
    Funds category average/2/

    Lehman Brothers Municipal                     10.37%
    Bond Index/3/

    Tax-Free/4/ Yields as of 4/30/01
    Class A Shares at NAV
    SEC 30-Day Yield                               4.84%
    Taxable-Equivalent Yield/5/                    7.01%

Your Fund's
Investment
Objective
--------------------------------------------------------------------------------
The investment objective of the fund is to provide you with as high a level of current interest income exempt from regular federal income taxes as is consistent with preservation of capital.

Q.  What teams were underlying your management of the fund during the day?

A. As we mentioned, credit spreads widened overall during the last 12 months. In response, we continued the process we began prior to the reporting period (and mentioned above). This includes selling some of the fund's lower-rated holdings and replacing them with more creditworthy bonds. Accordingly, the fund's weight in BBB-rated securities declined from, 25 percent to 22 percent during the reporting period, while the percentage of fund assets invested in AAA-rated or U.S. Guaranteed bonds climbed from 33 percent to 40 percent.
For example, approximately $3 million of the insured New Jersey Turnpike. Authority bonds were added to the fund. Highly rated bonds like this generally appeal to a wide distribution of buyers and consequently, may move higher in price during a bond rally than lower,and thinly. traded names, which attract fewer buyers.
-------------------------------------------------------------------------------

Returns are historical and do not guaranteed future performance. Investment returns and principal value will fluctuation so that when shares are redeemed, they may be worth more or less their origin cost. Performance of classes will differ. For additional information, please see the fund prospectus.

/1/  Performance figures are quoted ended April 30, 2001


/s/ Performance \
Accordingly,
the above.




--------------------------------------------------------------------------------
Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the fund prospectus.

/1/ Performance figures are quoted for Class A shares at net asset value.
    Comments cover the period ended April 30, 2001.


Annual Report    page 10

    After selling many of our healthcare holdings in 1999 and early 2000, we purchased several issues in the sector that we thought offered value. Hospitals proved to be an especially attractive area of investment for us. Spreads between higher- and lower-rated hospital bonds widened because of concerns about credit deterioration in the sector. However, based on the advice of our research staff, we believe the sector's problems have bottomed out and are confined to certain providers. As of the end of April 2001, 15 percent of the portfolio was invested in the sector.

    One of the fund's successful healthcare investments during the period involved Detroit Medical Center bonds maturing in 2023. Their excellent performance resulted from an improved credit outlook. In fact, in April, Standard & Poor's, a major bond-rating agency, removed the negative outlook that it had placed on the bonds the previous year. This analysis was no surprise to our research team, which had already reached its own conclusion that the hospital's financial position was stabilizing.

How Your Fund
Pursues Its
Objective
--------------------------------------------------------------------------------
The fund purchases only quality municipal bonds that are rated investment grade (AAA/Aaa to BBB/Baa) at the time of purchase by independent rating agencies. The fund may buy non-rated municipal bonds if the fund's investment advisor judges them to be equivalent to investment grade bonds.

The fund's investment advisor uses a value-oriented strategy and looks for higher-yielding and undervalued long-term municipal bonds that offer potentially above-average total return.

The fund seeks to limit risk by buying investment grade quality bonds in a variety of industry sectors and by diversifying its investment portfolio geographically.

Q.  What is your outlook for the municipal market and the All-American fund?

A. We believe the near-term outlook for municipal bond investing is favorable. If the economic slowdown continues, bond yields and tax collections may fall, making it more likely municipalities would issue debt to finance essential projects. This was not necessarily the approach taken in recent years, when healthy tax revenues were more often able to cover the costs of projects on a pay-as-you-go basis. Such a change would bode well for the supply of municipal bonds.

    We expect slightly lower to stable interest rates during the next 12 months. We believe the portfolio is well positioned and are optimistic about the bonds in which we have invested. Overall, we are looking for credit spreads to continue to narrow and have structured the portfolio so that the fund has greater potential to benefit if that happens.

    In general, if market volatility, poor stock-market performance and economic weakness continue, we expect more investors to become interested in municipal bonds as an important component of their asset allocation strategy.

--------------------------------------------------------------------------------
/2/ For the Nuveen All-American Municipal Bond Fund, the Lipper Peer Group returns represent the average annualized total return of the 274 funds in the Lipper Municipal Bond Debt Funds category for the one-year period ended April 30, 2001, and 186 funds for the five-year period. The returns assume reinvestment of dividends and do not reflect any applicable sales charges.

/3/ The Lehman Brothers Municipal Bond Index is comprised of a broad range of investment-grade municipal bonds and does not reflect any initial or ongoing expenses. An index is not available for direct investment.

/4/ Income is generally exempt from regular federal income taxes. Income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax.

/5/ Taxable-equivalent yield is the yield an investor would have to realize on a fully taxable investment to equal the stated yield on a tax-exempt investment. Based on the SEC 30-Day Yield and a federal income tax rate of 31%.

                                                        Annual Report    page 11

                                 All-American
                  Growth of an Assumed $10,000 Investment/6/

                           [LINE GRAPH APPEARS HERE]

                Lehman
               Brothers           Nuv/Flg AA       Nuv/Flg AA Municipal
               Municipal        Municipal Bond          BondFund
Date           Bond Index         Fund (NAV)             (Offer)
4/91            $10,000             $10,000              $ 9,580
4/94            $19,950             $19,879              $19,044


       Nuveen All-American Municipal Bond Fund (NAV)            $19,879
       Nuveen All-American Municipal Bond Fund (Offer)          $19,044
       Lehman Brothers Municipal Bond Index                     $19,950


--------------------------------------------------------------------------------
/6/ The Index Comparison shows the change in value of a $10,000 investment in the Class A shares of the Nuveen fund compared with the Lehman Brothers Municipal Bond Index. The Lehman Municipal Bond Index is comprised of a broad range of investment-grade municipal bonds, and does not reflect any initial or ongoing expenses. The Nuveen fund return depicted in the chart reflects the initial maximum sales charge applicable to A shares (4.20%) and all ongoing fund expenses.

Annual Report    page 12

Fund Spotlight as of 4-30-01
                                         NUVEEN ALL-AMERICAN MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

Quick Facts
                                   A Shares    B Shares    C Shares    R Shares
--------------------------------------------------------------------------------
NAV                                $10.70      $10.71      $10.69      $10.71
--------------------------------------------------------------------------------
CUSIP                              67065Q889   67065Q871   67065Q863   67065Q855
--------------------------------------------------------------------------------
Latest Dividend/1/                 $0.0470     $0.0400     $0.0420     $0.0485
--------------------------------------------------------------------------------
Inception Date                     10/88        2/97        6/93        2/97
--------------------------------------------------------------------------------

Annualized Total Returns/2/
                                 as of April 30, 2001    as of March 31, 2001
A Shares                              NAV       Offer         NAV       Offer
1 - Year                             9.23%      4.67%        9.72%      5.08%
--------------------------------------------------------------------------------
5 - Year                             5.76%      4.86%        5.86%      4.97%
--------------------------------------------------------------------------------
10 - Year                            7.11%      6.66%        7.42%      6.96%
--------------------------------------------------------------------------------

B Shares                          w/o CDSC     w/CDSC     w/o CDSC     w/CDSC
1 - Year                             8.41%      4.41%        8.90%      4.90%
--------------------------------------------------------------------------------
5 - Year                             5.03%      4.86%        5.13%      4.97%
--------------------------------------------------------------------------------
10 - Year                            6.61%      6.61%        6.92%      6.92%
--------------------------------------------------------------------------------

C Shares                                         NAV                     NAV
1 - Year                                        8.63%                   9.21%
--------------------------------------------------------------------------------
5 - Year                                        5.19%                   5.28%
--------------------------------------------------------------------------------
10 - Year                                       6.53%                   6.83%
--------------------------------------------------------------------------------

R Shares                                         NAV                     NAV
1 - Year                                        9.41%                  10.00%
--------------------------------------------------------------------------------
5 - Year                                        5.96%                   6.05%
--------------------------------------------------------------------------------
10 - Year                                       7.21%                   7.52%
--------------------------------------------------------------------------------

Tax-Free Yields
                            as of April 30, 2001
A Shares                            NAV    Offer
SEC 30-Day Yield                   4.84%   4.63%
------------------------------------------------
Taxable-Equivalent Yield/3/        7.01%   6.71%
------------------------------------------------

B Shares                            NAV
SEC 30-Day Yield                   4.08%
------------------------------------------------
Taxable-Equivalent Yield/3/        5.91%
------------------------------------------------

C Shares                            NAV
SEC 30-Day Yield                   4.28%
------------------------------------------------
Taxable-Equivalent Yield/3/        6.20%
------------------------------------------------

R Shares                            NAV
SEC 30-Day Yield                   5.01%
------------------------------------------------
Taxable-Equivalent Yield/3/        7.26%
------------------------------------------------

Bond Credit Quality/4/
            [PIE CHART APPEARS HERE]
AAA / U.S. Guaranteed                        40%
------------------------------------------------
AA                                           11%
------------------------------------------------
A                                            13%
------------------------------------------------
BBB                                          22%
------------------------------------------------
NR                                           13%
------------------------------------------------
Other                                         1%
------------------------------------------------


Top Five Sectors/4/
----------------------------------------
U.S. Guaranteed                      17%
Transportation                       15%
Healthcare                           15%
Utilities                            12%
Education and Civic Organizations     9%

Portfolio Stats
----------------------------------------

Total Net Assets
$354.4 million

Average Duration
7.17

Average Effective Maturity
17.64 years

--------------------------------------------------------------------------------
Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the fund prospectus.

--------------------------------------------------------------------------------
/1/ Paid May 1, 2001. This is the latest monthly dividend declared during the period ended April 30, 2001.

/2/ Class A share returns are actual. Class B, C and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a CDSC that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within one year, which is not reflected in the one-year total return.

/3/ Based on the SEC 30-Day Yield and a federal income tax rate of 31%.

/4/ As a percentage of long-term bond holdings as of April 30, 2001. Holdings are subject to change.

                                                        Annual Report    page 13

From the Portfolio Manager
                                              NUVEEN INSURED MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

Your Investment
Management Team
--------------------------------------------------------------------------------
Nuveen's advisor for income investing is Nuveen Investment Management (NIM). NIM follows a disciplined, research-driven investment approach to uncover income securities that combine exceptional relative value with above-average return potential. Drawing on 300 combined years of investment experience, the Nuveen team of portfolio managers and research analysts offers:

 . A commitment to exhaustive research
 . An active, value-oriented investment style
 . The unmatched presence of trading leverage of a market leader.

This disciplined, research-oriented approach has been important for investors, and is a key investment strategy for the Nuveen Funds.

Q.  What market environment did the fund experience in the last 12 months?

A. After enduring several years of challenging market conditions, fixed-income investments returned to favor during the reporting period. The fixed-income market in general and the municipal market in particular were strong. In this environment, investors, who as a result of the stock market's collapse found themselves reminded of the benefits of asset allocation, shifted some of their portfolio holdings into money market funds and bonds, including municipals.

    As 2000 came to a close, the combination of a drop in new municipal issuance and a slowing economy helped drive a rally in the municipal market. Bond yields declined substantially during the fourth quarter of 2000 and hit their low point around the beginning of the new year. This drop in yield resulted in a corresponding increase in bond prices, as the two move in opposite directions. Though long-term municipal yields rose slightly in the first four months of 2001, they moved within a very narrow range and ended the reporting period just incrementally above year-end levels. Declining interest rates in 2001 also led to a significant increase in bond issuance because the lower interest rates gave municipalities an incentive to restructure debt issued at higher rates. This increase in supply gave portfolio managers a wide variety of municipal bonds to choose from at attractive prices.

Q. How did the fund perform during the fiscal year ended April 30, 2001, and what factors influenced its returns?

A. The fund's total return was 8.86 percent for the fiscal year ended April 30, 2001 (Class A shares at net asset value). This performance lagged the average performance of its peers as measured by the Lipper Insured Municipal Debt Funds category average, which returned 9.44 percent for the same period. As an additional point of comparison, the Lehman Brothers Insured Municipal Bond Index returned 11.17 percent.

--------------------------------------------------------------------------------
The views expressed in this report reflect those of Nuveen Investment Management
(NIM) only though the end of the reporting period indicated on the cover. NIM's views are subject to change at any time, based on market and other conditions.

Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the fund prospectus.

/1/ Performance figures are quoted for Class A shares at net asset value.
    Comments cover the period ended April 30, 2001.

Annual Report    page 14

    Performance was influenced by the fund's shorter than average duration, the result of a large number of bonds in the portfolio that were advance refunded -- or pre-refunded -- to their call dates. While pre-refunded bonds didn't dramatically increase in value as interest rates dropped, they did provide excellent levels of tax-free income because they were bought when rates were substantially higher. The presence of the pre-refunded bonds lent added stability to the fund's income stream.

       Annualized Total Returns as of 4/30/01 /1/

                                              One-Year   Five-Year
       Insured                                  8.86%      5.57%
       Class A Shares at NAV

       Lipper Insured Municipal Debt            9.44%      5.23%
       Funds category average /2/

       Lehman Brothers Insured Municipal       11.17%
       Bond Index /3/

       Tax-Free4 Yields as of 4/30/01
       Class A Shares at NAV
       SEC 30-Day Yield                         3.77%
       Taxable-Equivalent Yield /5/             5.46%

Your Fund's
Investment
Objective
-------------------------------------------------------------------------------
The investment objective of the fund is to provide you with as high a level of current interest income exempt from regular federal income taxes as is consistent with preservation of capital.

Q.  What themes were underlying your management of the fund during the year?

A. In general, we try not to micromanage the fund, so we avoided excessive trading during the reporting period. The fund's sector weightings remained relatively consistent throughout the last 12 months. In the first part of the year, we took advantage of market conditions to sell certain bonds from the fund for tax reasons. This enabled us to generate capital losses that we could use to balance against future realized capital gains -- providing a potential tax benefit to fund shareholders.

    To replace the bonds we sold, when possible we added others offering call-protection provisions. For example, we bought two education bonds -- one for a school district in Oregon and the other for a community-college district in Texas -- with 10-year call protections. These protections defend shareholders from the risk that an issuer will decide to refinance its bonds to take advantage of lower interest rates, helping to ensure that the fund will receive a consistent coupon rate for at least a decade.

--------------------------------------------------------------------------------
/2/ For the Nuveen Insured Municipal Bond Fund, the Lipper Peer Group returns represent the average annualized total return of the 47 funds in the Lipper Insured Municipal Bond Debt Funds category for the one-year period ended April 30, 2001, and 40 funds for the five-year period. The returns assume reinvestment of dividends and do not reflect any applicable sales charges.

/3/ The Lehman Brothers Insured Municipal Bond Index is comprised of a broad range of investment-grade municipal bonds and does not reflect any initial or ongoing expenses. An index is not available for direct investment.

/4/ Income is generally exempt from regular federal income taxes. Income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax.

/5/ Taxable-equivalent yield is the yield an investor would have to realize on a fully taxable investment to equal the stated yield on a tax-exempt investment. Based on the SEC 30-Day Yield and a federal income tax rate of 31%.

Annual Report     page 15

    Another strategy we used to manage the fund was to invest in the maturity range that we believed offered the most value. During much of the reporting period, we observed that the yield curve -- a graphical representation of bond yields at varying maturities -- was relatively flat between 20 and 30 years. In other words, the yield available to investors in 20-year insured bonds was only modestly below that available to investors in 30-year insured bonds, even though longer bonds can be more volatile. So, when possible, we invested primarily in bonds with maturities of around 20 years because of the potential to obtain most of the yield while potentially avoiding a significant amount of risk.

    We also believed there was value to be unlocked in healthcare securities. Hospital bonds have been unpopular recently because of lingering credit concerns. Following the lead of our skilled research analysts, we proceeded with caution in this area, choosing to invest in insured bonds backed by issuers with strong financial statements.

    Finally, we continued to use the strong Nuveen name to identify and take advantage of attractive opportunities for investment around the country. As one of the nation's largest buyers of municipal bonds, we often negotiate favorable terms for a wide variety of relatively small, regional issues. Because of our strong position, we frequently are able to buy these bonds more cheaply than we could for larger issues-adding value to the fund for our shareholders.

How Your Fund
Pursues Its
Objective
-------------------------------------------------------------------------------

The fund purchases only quality municipal bonds that are rated investment grade (AAA/Aaa to BBB/Baa) at the time of purchase by independent rating agencies. The fund may buy non-rated municipal bonds if the fund's investment advisor judges them to be investment grade. The fund primarily buys insured municipal bonds.*

The fund's investment advisor uses a value-oriented strategy and looks for higher-yielding and undervalued long-term, insured municipal bonds that offer potentially above-average total return.

The fund seeks to limit risk by buying investment grade quality bonds in a variety of industry sectors and by diversifying its investment portfolio geographically.

Q.  What is your outlook for the municipal market and the Insured fund?

A. We're optimistic. If the economic slowdown continues, bond yields and tax collections may fall, making it more likely municipalities would issue debt to finance essential projects. This was not necessarily the approach taken in recent years, when healthy tax revenues were more often able to cover the costs of projects on a pay-as-you-go basis. Such a change would bode well for the supply of municipal bonds.

    We will continue to add bonds to the fund that we believe represent good sources of value. One potential area of opportunity for the fund that we are just beginning to see is in California utility bonds. As the state's utility crunch continues, we've observed that bonds in this state and sector have become less expensive. This is a trend we will watch with


-------------------------------------------------------------------------------
* Insurance does not guarantee the market value of the municipal securities or the value of the fund's shares.

Annual Report    page 16
    interest as we head into the summer months and look for potentially attractive investments.

    In part because of the portfolio's minimal exposure to calls in 2001, we have the opportunity to be even more selective than usual about our purchases and sales. As a result, we plan to make trades only when we identify compelling opportunities. Such an approach has served fund shareholders well in the past, and we believe it will continue to do so.

                                    Insured
                  Growth of an Assumed $10,000 Investment/6/

                           [LINE GRAPH APPEARS HERE]

                       Lehman
                      Brothers          Nuveen Ins
                      Municipal     Municipal Bond Fund   Nuveen Ins Municipal
Date                 Bond Index            (NAV)           Bond Fund (Offer)
                     ----------
4/91                   $10,000            $10,000                $ 9,580
4/01                   $19,950            $19,030                $18,231

Nuveen Insured Municipal Bond Fund (NAV) $19,030
Nuveen Insured Municipal Bond Fund (Offer) $18,231
Lehman Brothers Municipal Bond Fund Index $19,950

--------------------------------------------------------------------------------
/6/ The Index Comparison shows the change in value of a $10,000 investment in the Class A shares of the Nuveen fund compared with the Lehman Brothers Municipal Bond Index. The Lehman Municipal Bond Index is comprised of a broad range of investment-grade municipal bonds, and does not reflect any initial or ongoing expenses. The Nuveen fund return depicted in the chart reflects the initial maximum sales charge applicable to A shares (4.20%) and all ongoing fund expenses. For periods prior to inception of Class A shares, performance reflects Class R share performance adjusted for differences in expenses, which are primarily differences in distribution and service fees.

Annual Report    page 17

Fund Spotlight as of 4-30-01

                                              NUVEEN INSURED MUNICIPAL BOND FUND

Quick Facts

                              A Shares   B Shares   C Shares    R Shares
---------------------------------------------------------------------------
NAV                           $10.71     $10.72     $10.63     $10.68
---------------------------------------------------------------------------
CUSIP                         67065Q509  67065Q608  67065Q707  67065Q806
---------------------------------------------------------------------------
Latest Dividend/1/            $0.0450    $0.0385    $0.0395    $0.0465
---------------------------------------------------------------------------
Inception Date                9/94       2/97       9/94       12/86
---------------------------------------------------------------------------

Annualized Total Returns/2/

                         as of April 30, 2001   as of March 31, 2001

A Shares                     NAV      Offer          NAV      Offer
1 - Year                    8.86%      4.32%        9.65%      5.02%
----------------------------------------------------------------------
5 - Year                    5.57%      4.68%        5.70%      4.80%
----------------------------------------------------------------------
10 - Year                   6.65%      6.19%        6.90%      6.45%
----------------------------------------------------------------------

B Shares                  w/o CDSC    w/CDSC      w/o CDSC    w/CDSC
1 - Year                    8.17%      4.17%        8.85%      4.85%
----------------------------------------------------------------------
5 - Year                    4.83%      4.67%        4.93%      4.76%
----------------------------------------------------------------------
10 - Year                   6.01%      6.01%        6.27%      6.27%
----------------------------------------------------------------------

C Shares                                NAV                     NAV
1 - Year                               8.36%                   8.96%
----------------------------------------------------------------------
5 - Year                               5.01%                   5.10%
----------------------------------------------------------------------
10 - Year                              5.90%                   6.13%
----------------------------------------------------------------------

R Shares                                NAV                     NAV
1 - Year                               9.18%                   9.88%
----------------------------------------------------------------------
5 - Year                               5.82%                   5.91%
----------------------------------------------------------------------
10 - Year                              6.87%                   7.11%
----------------------------------------------------------------------


Tax-Free Yields
                          as of April 30, 2001
A Shares                        NAV   Offer
SEC 30-Day Yield               3.77%   3.61%
----------------------------------------------
Taxable-Equivalent Yield/3/    5.46%   5.23%
----------------------------------------------

B Shares                                NAV
SEC 30-Day Yield                       3.01%
----------------------------------------------
Taxable-Equivalent Yield/3/            4.36%
----------------------------------------------

C Shares                                NAV
SEC 30-Day Yield                       3.21%
----------------------------------------------
Taxable-Equivalent Yield/3/            4.65%
----------------------------------------------

R Shares                                NAV
SEC 30-Day Yield                       3.97%
----------------------------------------------
Taxable-Equivalent Yield/3/            5.75%
----------------------------------------------

Bond Credit Quality/4/

[PIE CHART APPEARS HERE]

Insured and
U.S. Guaranteed               29%
-----------------------------------
U.S. Guaranteed                3%
-----------------------------------
Insured                       68%
-----------------------------------

Top Five Sectors/4/

U.S. Guaranteed                        32%
Healthcare                             17%
Tax Obligation (Limited)               10%
Housing (Single Family)                 9%
Tax Obligation (General)                8%



Portfolio Stats

Total Net Assets
$800.5 million

Average Duration
5.39

Average Effective Maturity
16.48 years

Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the fund prospectus.

--------------------------------------------------------------------------------
/1/ Paid May 1, 2001. This is the latest monthly dividend declared during the period ended April 30, 2001.

/2/ Class R share returns are actual. Class A, B and C share returns are actual for the period since class inception; returns prior to class inception are Class R share returns adjusted for differences in sales charges and expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a CDSC that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within one year, which is not reflected in the one-year total return.

/3/  Based on the SEC 30-Day Yield and a federal income tax rate of 31%.

/4/ As a percentage of long-term bond holdings as of April 30, 2001. Holdings are subject to change.


Annual Report    page 18

Your Investment
Management Team
--------------------------------------------------------------------------------

Nuveen's advisor for income investing is Nuveen Investment Management (NIM). NIM follows a disciplined, research-driven investment approach to uncover income securities that combine exceptional relative value with above-average return potential. Drawing on 300 combined years of investment experience, the Nuveen team of portfolio managers and research analysts offers:

 . A commitment to exhaustive research
 . An active, value-oriented investment style
 . The unmatched presence of trading leverage of a market leader.

This disciplined, research-oriented approach has been important for investors, and is a key investment strategy for the Nuveen Funds.

From the Portfolio Manager
NUVEEN INTERMEDIATE DURATION MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

Q.  What market environment did the fund experience in the last 12 months?

A. After enduring several years of challenging market conditions, fixed-income investments returned to favor during the reporting period. In this environment, investors, who as a result of the stock market's collapse found themselves reminded of the benefits of asset allocation, shifted some of their portfolio holdings into money market funds and bonds, including municipals.

    As 2000 came to a close, the combination of a drop in new municipal issuance and a slowing economy helped drive a rally in the municipal market. Bond yields declined substantially during the quarter and hit their low point around the beginning of the new year. This drop in yield resulted in a corresponding increase in bond prices, as the two move in opposite directions. Though long-term municipal yields rose slightly in the first four months of 2001, they moved within a very narrow range and ended the reporting period just incrementally above year-end levels. Declining interest rates in 2001 also led to a significant increase in bond issuance because the lower interest rates gave municipalities an incentive to restructure debt issued at higher rates. This increase in supply gave portfolio managers a wide variety of municipal bonds to choose from at attractive prices.

Q. How did the fund perform during the fiscal year ended April 30, 2001, and what factors influenced its returns?

A. The fund's total return was 8.99 percent for the fiscal year ended April 30, 2001 (Class A shares at net asset value). This performance was slightly below that of its peers as measured by the Lipper General Municipal Debt Funds category average, which returned 9.13 percent for the same period. The fund also lagged the Lehman Brothers Municipal Bond Index which returned
    10.37 percent.

    The fund's modest underperformance stemmed from a slightly shorter-than-average duration as well as a portfolio overweighting in the healthcare sector, which experienced weak results during the 12-month period. For additional information about fund performance and yield, please refer to the box on the next page.

--------------------------------------------------------------------------------
The views expressed in this report reflect those of Nuveen Investment Management
(NIM) only though the end of the reporting period indicated on the cover. NIM's views are subject to change at any time, based on market and other conditions.

Annual Report       page 19

       Annualized Total Returns as of 4/30/01 /1/
                                                 One-Year        Five-Year
       Intermediate Duration                      8.99%            5.74%
       Class A shares at NAV

       Lipper General Municipal Debt              9.13%            5.25%
       Funds category average /2/

       Lehman Brothers Municipal                 10.37%
       Bond Index /3/

       Tax-Free/4/ Yields as of 4/30/01
       Class A Shares at NAV

       SEC 30-Day Yield                           4.15%

       Taxable-Equivalent Yield/5/                6.01%

Your Fund's
Investment
Objective
--------------------------------------------------------------------------------

The investment objective of the fund is to provide you with as high a level of current interest income exempt from regular federal income taxes as is consistent with preservation of capital.

Q.  What themes were underlying your management of the fund during the year?

A. We continued to seek to diversify the portfolio by investing in bonds representing a variety of geographic regions and market sectors. We also continued to look for individual securities that, in our opinion, offered relatively high yields at attractive prices.

    For example, by investing in municipal bonds issued in Illinois and Texas, we were able to pick up additional yield while paying about the same amount we would have paid to purchase equivalent bonds in other states. Because Illinois taxes its residents on income earned from in-state municipal bonds and Texas has no state income tax, issuers in those states must price their bonds attractively to compensate buyers for a reduced tax advantage.

    A second reason why we often find Illinois an excellent source of value for us involves Nuveen's strategic location in the state. As perhaps the largest buyer of municipal securities in the country, the Nuveen name carries a lot of influence nationwide, and nowhere more so than in Illinois. As a result, we continued to receive an excellent response from bond issuers in the state and were well positioned to identify attractive opportunities in our backyard.

    Looking for sector diversification, we also purchased new bonds for the fund in the transportation sector. Many of the bonds coming to market were related to airport construction, as airports are complying with the Federal Aviation Administration's mandate to upgrade flight capacity.

--------------------------------------------------------------------------------
Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the fund prospectus.

/1/ Performance figures are quoted for Class A shares at net asset value.
    Comments cover the period ended April 30, 2001.

Annual Report    page 20

    Expansion projects are already underway or being planned in St. Louis, Hawaii, New York and Chicago. We expect to add more transportation bonds in the coming months as opportunities present themselves.

    Also coming to market during the reporting period were bonds related to the recent settlement between tobacco companies and the states. As of April 30, 2001, the fund had only a modest weighting in this area - investing about $25 million, or nearly 1 percent of portfolio assets, in tobacco - settlement bonds issued by the District of Columbia - but we anticipate additional opportunities in the months ahead.

    Finally, we continued to purchase essential - service revenue bonds in areas such as water and sewer, housing and healthcare. In particular, we looked to find value in healthcare service bonds. In our opinion, there were attractive opportunities in this sector, despite lingering credit concerns voiced by some analysts. Following the lead of our skilled research team, we proceeded with caution in this area, choosing to invest in high-quality bonds backed by issuers with strong financial statements.

How Your Fund
Pursues Its
Objective

--------------------------------------------------------------------------------
The fund purchases only quality municipal bonds that are rated investment grade (AAA/Aaa to BBB/Baa) at the time of purchase by independent rating agencies. The fund may buy non-rated municipal bonds if the fund's investment advisor judges them to be investment grade.

The fund's investment advisor uses a value-oriented strategy and looks for higher-yielding and undervalued municipal bonds that offer potentially above-average total return. The advisor invests in a diversified portfolio of investment-grade quality bonds of various maturities with a weighted average duration of between three and ten years. The advisor intends to maintain portfolio duration within a defined range (currently between 4.5 and seven years) over time in order to be classified as an intermediate fund.

The fund seeks to limit risk by buying investment grade quality bonds in a variety of industry sectors and by diversifying its investment portfolio geographically.

Q. What is your outlook for the municipal market and the Intermediate Duration fund?

A. If the economic slowdown continues, both bond yields and tax collections may fall, making it more likely municipalities would issue debt to finance essential projects. This was not necessarily the approach taken in recent years, when healthy tax revenues were more often able to cover the costs of projects on a pay-as-you-go basis. Such a change would bode well for the supply of municipal bonds.

    Consequently, we believe the near-term outlook for municipal bond investing is favorable. We will continue to add bonds to the fund that we believe represent good sources of value. One potential area of opportunity that we are just beginning to see is in California utility bonds. As the state's utility crunch continues, we've observed that bonds in this state and sector have become less expensive. This is a trend we will watch with interest as we head into the summer months.

--------------------------------------------------------------------------------
/2/ For the Nuveen Intermediate Duration Municipal Bond Fund, the Lipper Peer Group returns represent the average annualized total return of the 274 funds in the Lipper Municipal Bond Debt Funds category for the one-year period ended April 30, 2001, and 186 funds for the five-year period. The returns assume reinvestment of dividends and do not reflect any applicable sales charges.

/3/ The Lehman Brothers Municipal Bond Index is comprised of a broad range of investment-grade municipal bonds and does not reflect any initial or ongoing expenses. An index is not available for direct investment.

/4/ Income is generally exempt from regular federal income taxes. Income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax.

/5/ Taxable-equivalent yield is the yield an investor would have to realize on a fully taxable investment to equal the stated yield on a tax-exempt investment. Based on the SEC 30-Day Yield and a federal income tax rate of 31%.


Annual Report    page 21

                             Intermediate Duration
                  Growth of an Assumed $10,000 Investment/6/

                           [LINE GRAPH APPEARS HERE]
          Lehman
         Brothers
        Municipal   Nuveen Municipal   Nuveen Municipal
Date   Bond Index    Bond Fund (NAV)   Bond Fund (Offer)
       ----------
4/91      $10,000              $10,000              $ 9,580
4/01      $19,950              $18,280              $17,513



          Nuveen Intermediate Duration Municipal Bond Fund (NAV) $18,280

          Nuveen Intermediate Duration Municipal Bond Fund (Offer) $17,513

          Lehman Brothers Municipal Bond Index $19,950

--------------------------------------------------------------------------------
/6/ The Index Comparison shows the change in value of a $10,000 investment in the Class A shares of the Nuveen fund compared with the Lehman Brothers Municipal Bond Index. The Lehman Municipal Bond Index is comprised of a broad range of investment-grade municipal bonds, and does not reflect any initial or ongoing expenses. The Nuveen fund return depicted in the chart reflects the initial maximum sales charge applicable to A shares (3.00%) and all ongoing fund expenses. For periods prior to inception of Class A shares, performance reflects Class R share performance adjusted for differences in expenses, which are primarily differences in distribution and service fees.


Annual Report    page 22

Fund Spotlight as of 4-30-01
NUVEEN INTERMEDIATE DURATION MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

Quick Facts
                                  A Shares   B Shares   C Shares    R Shares
--------------------------------------------------------------------------------
NAV                                 $  9.23    $  9.23    $  9.22    $  9.24
--------------------------------------------------------------------------------
CUSIP                             67065Q202  67065Q103  67065Q301  67065Q400
--------------------------------------------------------------------------------
Latest Dividend/1/                  $0.0380    $0.0320    $0.0335    $0.0395
--------------------------------------------------------------------------------
Inception Date                         6/95       2/97       6/95      11/76
--------------------------------------------------------------------------------

Annualized Total Returns/2/

                                 as of April 30, 2001    as of March 31, 2001
A Shares                               NAV      Offer          NAV      Offer
1 - Year                             8.99%      5.67%        9.08%      5.79%
--------------------------------------------------------------------------------
5 - Year                             5.74%      5.10%        5.81%      5.17%
--------------------------------------------------------------------------------
10 - Year                            6.22%      5.89%        6.43%      6.11%
--------------------------------------------------------------------------------

B Shares                          w/o CDSC     w/CDSC     w/o CDSC     w/CDSC
1 - Year                             8.19%      4.19%        8.40%      4.40%
--------------------------------------------------------------------------------
5 - Year                             4.99%      4.82%        5.06%      4.89%
--------------------------------------------------------------------------------
10 - Year                            5.63%      5.63%        5.84%      5.84%
--------------------------------------------------------------------------------

C Shares                                          NAV                     NAV
1 - Year                                        8.36%                   8.56%
--------------------------------------------------------------------------------
5 - Year                                        5.10%                   5.19%
--------------------------------------------------------------------------------
10 - Year                                       5.50%                   5.72%
--------------------------------------------------------------------------------

R Shares                                          NAV                     NAV
1 - Year                                        9.32%                   9.28%
--------------------------------------------------------------------------------
5 - Year                                        5.98%                   6.03%
--------------------------------------------------------------------------------
10 - Year                                       6.47%                   6.68%
--------------------------------------------------------------------------------


Tax-Free Yields
                        as of April 30, 2001
A Shares                         NAV   Offer
SEC 30-Day Yield               4.15%   4.02%
--------------------------------------------
Taxable-Equivalent Yield/3/    6.01%   5.83%
--------------------------------------------

B Shares                                NAV
SEC 30-Day Yield                       3.40%
--------------------------------------------
Taxable-Equivalent Yield/3/            4.93%
--------------------------------------------

C Shares                                NAV
SEC 30-Day Yield                       3.60%
--------------------------------------------
Taxable-Equivalent Yield/3/            5.22%
--------------------------------------------

R Shares                                NAV
SEC 30-Day Yield                       4.35%
--------------------------------------------
Taxable-Equivalent Yield/3/            6.30%
--------------------------------------------

Bond Credit Quality/4/
[PIE CHART APPEARS HERE]

AAA/U.S. Guaranteed                      44%
--------------------------------------------
AA                                       33%
--------------------------------------------
A                                        12%
--------------------------------------------
BBB                                      10%
--------------------------------------------
NR                                        1%
--------------------------------------------

Top Five Sectors/4/
------------------------------------------
Utilities                              21%
Healthcare                             17%
U.S. Guaranteed                        16%
Tax Obligation (Limited)               10%
Water and Sewer                         8%


Portfolio Stats
------------------------------------------
Total Net Assets
$2.8 billion

Average Duration
5.25

Average Effective Maturity
14.94 years


--------------------------------------------------------------------------------
Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the fund prospectus.

--------------------------------------------------------------------------------
/1/ Paid May 1, 2001. This is the latest monthly dividend declared during the period ended April 30, 2001.

/2/ Class R share returns are actual. Class A, B and C share returns are actual for the period since class inception; returns prior to class inception are Class R share returns adjusted for differences in sales charges and expenses, which are primarily differences in distribution and service fees. Class A shares have a 3.0% maximum sales charge. Class B shares have a CDSC that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within one year, which is not reflected in the one-year total return.

/3/ Based on the SEC 30-Day Yield and a federal income tax rate of 31%.

/4/ As a percentage of long-term bond holdings as of April 30, 2001. Holdings are subject to change.

                                                        Annual Report    page 23

From the Portfolio Manager
                                        NUVEEN LIMITED TERM MUNICIPAL BOND FUND
-------------------------------------------------------------------------------

Your Investment
Management Team
-------------------------------------------------------------------------------

Nuveen's advisor for income investing is Nuveen Investment Management (NIM). NIM follows a disciplined, research-driven investment approach to uncover income securities that combine exceptional relative value with above-average return potential. Drawing on 300 combined years of investment experience, the Nuveen team of portfolio managers and research analysts offers:

 . A commitment to exhaustive research
 . An active, value-oriented investment style
 . The unmatched presence of trading leverage of a market leader.

This disciplined, research-oriented approach has been important for investors, and is a key investment strategy for Nuveen Funds.

Q.  What market environment did the fund experience in the last 12 months?

A. Fixed-income investments, which are highly sensitive to changes in interest rates, endured a volatile year. Between the last half of 1999 and the end of 2000, the Federal Reserve Board engineered a series of six interest rate hikes. Higher interest rates helped generate an economic slowdown as well as a dramatic drop in stock prices. These are conditions that generally favor the bond market, and, as a result, investors who shifted some of their portfolio holdings into money market funds and bonds -- including municipals -- were generally rewarded by their asset allocation decisions.

    The Fed, however, sought to combat the economic weakness and cut interest rates four times by a combined two percentage points in the first four months of 2001. Accordingly, investors in bonds with shorter maturities saw yields drop significantly, leading to higher prices (bond yields and prices move in opposite directions). Such an environment was favorable for a fund like the Limited Term Municipal, which invests actively in securities with maturities of between five and ten years. In some cases, bonds with shorter maturities even outperformed longer bonds on a total-return basis.

    Widening credit spreads also affected municipal bond performance during the reporting period. In times of economic uncertainty, investors often prefer to invest in securities with higher credit ratings because they seek more stable investments. As a result, the gap between the returns offered by AAA- and BBB-rated bonds widened to attempt to attract investors to the out-of-favor, lower-rated securities.

Q. How did the fund perform during the fiscal year ended April 30, 2001, and what factors influenced its returns?

A. The fund's total return was 7.62 percent for the fiscal year ended period ended April 30, 2001 (Class A shares at net asset value). This topped the average performance of its peers as measured by the Lipper Short-Intermediate Municipal Debt Funds category average, which returned 6.99 percent for the same period. (As an additional point of

-------------------------------------------------------------------------------
The views expressed in this report reflect those of Nuveen Investment Management
(NIM) only though the end of the reporting period indicated on the cover. NIM's views are subject to change at any time, based on market and other conditions.

Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the fund prospectus.

/1/ Performance figures are quoted for Class A shares at net asset value.
    Comments cover the period ended April 30, 2001.


Annual Report    page 24
    comparison, the Lehman Brothers Municipal Bond Index [5-year] rose 9.10 percent.) The fund's strong performance relative to its peer funds stemmed from an increased exposure to bonds with maturities of around 10 years, which, as we mentioned, generally outperformed during the reporting period.

         Annualized Total Returns as of 4/30/01 /1/
                                                  One-Year
         Limited Term                                7.62%

         Class A Shares at NAV

         Lipper Short-Intermediate Municipal Bond    6.99%
         Debt Funds category average /2/

         Lehman Brothers Municipal                   9.10%
         Bond Index [5-year] /3/

         Tax-Free/4/ Yields as of 4/30/01
         Class A Shares at NAV

         SEC 30-Day Yield                            3.88%

         Taxable-Equivalent Yield /5/                5.62%


Your Fund's
Investment
Objective

-------------------------------------------------------------------------------

The investment objective of the fund is to provide you with as high a level of current interest income exempt from regular federal income taxes as is consistent with preservation of capital.

Q.  What themes were underlying your management of the fund during the year?

A. In general, our management of the fund is a very systematic process in which we look to maintain an average maturity of approximately five years. Consequently, as bonds in the portfolio mature and must be replaced, we are constantly monitoring market conditions and investing accordingly to keep our average maturity within the appropriate range.

    As interest rates were rising in the first part of the reporting period, we looked to extend the average maturity of the fund slightly, hoping to take advantage of the higher potential returns offered by longer bonds with longer maturities. In an environment of widening credit spreads, we took the opportunity to sell some of our positions in BBB-rated bonds and purchase 10-year AAA-bonds with the proceeds. Purchases during the year included student loan revenue bonds issued by the New Jersey Higher Education Student Assistance Authority and pollution control revenue bonds issued by the City of Ashland, Kentucky, on behalf of Ashland Oil.

    In 2001, lower rates available to municipal investors limited the incentive to make many trades. However, the fund did participate in a few select

-------------------------------------------------------------------------------
/2/ For the Nuveen Limited Term Municipal Bond Fund, the Lipper Peer Group returns represent the average annualized total return of the 39 funds in the Lipper Short-Intermediate Municipal Bond Debt Funds category for the one-year period ended April 30, 2001. The returns assume reinvestment of dividends and do not reflect any applicable sales charges.

/3/ The Lehman Brothers Municipal Bond Index [5-year] is comprised of a broad range of investment-grade municipal bonds and does not reflect any initial or ongoing expenses. An index is not available for direct investment.

/4/ Income is generally exempt from regular federal income taxes. Income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax.

/5/ Taxable-equivalent yield is the yield an investor would have to realize on a fully taxable investment to equal the stated yield on a tax-exempt investment. Based on the SEC 30-Day Yield and a federal income tax rate of 31%.


                                                        Annual Report    page 25
    projects. Given Nuveen's presence in the Michigan municipal market, the fund was approached by the Detroit Medical Center about providing financing for certain hospital equipment. After a thorough review by our excellent research team and careful negotiation with the hospital, the fund purchased the non-rated 10-year notes at a yield that was a full three percentage points above that offered by comparable AAA-rated securities. (As a point of comparison, Detroit Medical Center bonds rated by the rating agencies carry BaA3/BBB-minus ratings. The notes purchased by the fund were not rated and have a slightly different security structure from the rated bonds. As a result, there is no guarantee that the fund's bonds would garner an equivalent rating from the agencies. However, as is the case with all of the fund's nonrated holdings, our research team analyzed the issue and gave the notes an investment-grade rating.)

    In spite of the investment in Detroit Medical Center bonds, we did trim the fund's exposure to healthcare securities from 18 to 13 percent during the reporting period. This action was partly in response to concerns about hospital fundamentals.

How Your Fund
Pursues Its
Objective

--------------------------------------------------------------------------------

The fund purchases only quality municipal bonds that are rated investment grade (AAA/Aaa to BBB/Baa) at the time of purchase by independent rating agencies. The fund may buy non-rated municipal bonds if the fund's investment adviser judges them to be investment grade. The fund's investment adviser uses a value-oriented strategy and looks for higher-yielding and undervalued long-term, insured municipal bonds that offer potentially above-average total return. The fund seeks to limit risk by buying investment grade quality bonds in a variety of industry sectors and by diversifying its investment portfolio geographically.

Q.  What is your outlook for the municipal market and the Limited Term fund?

A. We believe the near-term outlook for municipal bond investing is favorable. If the economic slowdown continues, bond yields and tax collections may fall, making it more likely municipalities would issue debt to finance essential projects. This was not necessarily the approach taken in recent years, when healthy tax revenues were more often able to cover the costs of projects on a pay-as-you-go basis. Such a change would bode well for the supply of municipal bonds.

    In general, if market volatility, poor stock-market performance and economic weakness continue, we expect more investors to become interested in municipal bonds as an important component of their asset allocation strategy.

--------------------------------------------------------------------------------

Annual Report    page 26

                                 Limited Term
                  Growth of an Assumed $10,000 Investment/6/

                           [LINE GRAPH APPEARS HERE]

                                                              Nuveen Flagship
                Lehman Brothers 5    Nuveen Flagship Limt'd   Limt'd Municipal
               Year Municipal Bond     Municipal Bond Fund        Bond Fund
Date                  Index                  (NAV)                 (Offer)
               -------------------

4/91                 $ 10,000              $10,000                $ 9,750
4/01                 $ 18,082              $17,278                $16,847

Nuveen Limited Term Municipal Bond Fund (NAV)                          $17,278

Nuveen Limited Term Municipal Bond Fund (Offer)                        $16,847

Lehman Brothers 5 Year Municipal Bond Index                            $18,082

--------------------------------------------------------------------------------

/6/ The Index Comparison shows the change in value of a $10,000 investment in the Class A shares of the Nuveen fund compared with the Lehman Brothers Municipal Bond Index. The Lehman Municipal Bond Index is comprised of a broad range of investment-grade municipal bonds, and does not reflect any initial or ongoing expenses. The Nuveen fund return depicted in the chart reflects the initial maximum sales charge applicable to A shares (2.50%) and all ongoing fund expenses.


                                                        Annual Report    page 27

Fund Spotlight as of 4-30-01
                                         NUVEEN LIMITED TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
Quick Facts
                                            A Shares     C Shares    R Shares
--------------------------------------------------------------------------------
NAV                                           $10.63       $10.61      $10.60
--------------------------------------------------------------------------------
CUSIP                                      67065Q848    67065Q830   67065Q822
--------------------------------------------------------------------------------
Latest Dividend/1/                           $0.0415      $0.0385     $0.0435
--------------------------------------------------------------------------------
Inception Date                                 10/87        12/95        2/97
--------------------------------------------------------------------------------


Annualized Total Returns/2/
                                 as of April 30, 2001    as of March 31, 2001
A Shares                              NAV       Offer         NAV       Offer
1-Year                              7.62%       4.88%       7.80%       5.07%
--------------------------------------------------------------------------------
5-Year                              4.78%       4.25%       4.84%       4.31%
--------------------------------------------------------------------------------
10-Year                             5.62%       5.35%       5.73%       5.46%
--------------------------------------------------------------------------------

C Shares                                          NAV                     NAV
1-Year                                          7.16%                   7.45%
--------------------------------------------------------------------------------
5-Year                                          4.42%                   4.46%
--------------------------------------------------------------------------------
10-Year                                         5.28%                   5.38%
--------------------------------------------------------------------------------

R Shares                                          NAV                     NAV
1-Year                                          7.78%                   7.96%
--------------------------------------------------------------------------------
5-Year                                          4.92%                   4.97%
--------------------------------------------------------------------------------
10-Year                                         5.69%                   5.80%
--------------------------------------------------------------------------------


Tax-Free Yields
                                   as of April 30, 2001
A Shares                                    NAV   Offer
SEC 30-Day Yield                          3.88%   3.78%
-------------------------------------------------------
Taxable-Equivalent Yield/3/               5.62%   5.48%
-------------------------------------------------------

C Shares                                            NAV
SEC 30-Day Yield                                  3.53%
-------------------------------------------------------
Taxable-Equivalent Yield/3/                       5.12%
-------------------------------------------------------

R Shares                                            NAV
SEC 30-Day Yield                                  4.08%
-------------------------------------------------------
Taxable-Equivalent Yield/3/                       5.91%
-------------------------------------------------------

Bond Credit Quality/4/

[PIE CHART APPEARS HERE]

AAA/U.S. Guaranteed                                 35%
-------------------------------------------------------
AA                                                   9%
-------------------------------------------------------
A                                                   18%
-------------------------------------------------------
BBB                                                 21%
-------------------------------------------------------
NR                                                  15%
-------------------------------------------------------
Other                                                2%
-------------------------------------------------------

Top Five Sectors/4/

-----------------------------------------

Utilities                             17%

Healthcare                            13%

Education and
Civic Organizations                   13%

Tax Obligation (Limited)              13%

Housing (Multifamily)                 11%


Portfolio Stats

-----------------------------------------

Total Net Assets
$435.2 million

Average Duration
4.15

Average Effective Maturity
4.75 years


--------------------------------------------------------------------------------

Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the fund prospectus.

--------------------------------------------------------------------------------

/1/ Paid May 1, 2001. This is the latest monthly dividend declared during the period ended April 30, 2001.

/2/ Class A share returns are actual. Class C and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and expenses, which are primarily differences in distribution and service fees. Class A shares have a 2.5% maximum sales charge. Class C shares have a 1% CDSC for redemptions within one year, which is not reflected in the one-year total return.

/3/ Based on the SEC 30-Day Yield and a federal income tax rate of 31%.

/4/ As a percentage of long-term bond holdings as of April 30, 2001. Holdings are subject to change.

Annual Report    page 28

                 Portfolio of Investments
                 Nuveen High Yield Municipal Bond Fund
                 April 30, 2001

    Principal                              Optional Call
 Amount (000) Description                    Provisions* Ratings** Market Value
-------------------------------------------------------------------------------
              Arkansas - 1.6%

     $    500 City of Pine Bluff,            2/10 at 101      BBB+ $    522,660
               Arkansas, Environmental
               Improvement Revenue
               Refunding Bonds, 2000
               Series A (International
               Paper Company Project),
               6.700%, 8/01/20
               (Alternative Minimum Tax)

-------------------------------------------------------------------------------
              Connecticut - 4.1%

        1,455 Connecticut Development        8/04 at 102       N/R    1,366,391
               Authority, Health
               Facility Refunding
               Revenue Bonds, Series
               1994A (Alzheimer's
               Resource Center of
               Connecticut, Inc.
               Project), Series 1994A,
               7.125%, 8/15/14

-------------------------------------------------------------------------------
              Florida - 2.8%

          900 Martin County, Florida,       12/04 at 102      BBB-      935,352
               Industrial Development
               Authority, Industrial
               Development Revenue
               Bonds, Series 1994A
               (Indiantown Cogeneration,
               L.P. Project), 7.875%,
               12/15/25 (Alternative
               Minimum Tax)

-------------------------------------------------------------------------------
              Illinois - 11.3%

          135 Village of Channahon,         12/09 at 102      BBB+      125,447
               Illinois, Revenue
               Refunding Bonds, Series
               1999 (Morris Hospital),
               5.750%, 12/01/12

          140 City of Chicago, Tax           1/09 at 100       N/R      136,265
               Increment Allocation
               Bonds, Series 1998
               (Irving/Cicero
               Redevelopment Project),
               7.000%, 1/01/14

          225 Illinois Health Facilities     2/07 at 102        A-      208,739
               Authority, Revenue
               Refunding Bonds, Series
               1996B (Sarah Bush Lincoln
               Health Center), 5.500%,
               2/15/16

              Illinois Health Facilities
              Authority, Revenue
              Refunding Bonds, Series
              1991 (Proctor Community
              Hospital Project):
          425  7.500%, 1/01/11               1/03 at 100      Baa3      377,681
          725  7.375%, 1/01/23               7/01 at 102      Baa3      592,006

          300 Village of Libertyville,      11/09 at 100        A2      303,633
               Illinois, Affordable
               Housing Revenue Bonds,
               Series 1999A (Liberty
               Towers Project), 7.000%,
               11/01/29

              Robbins, Illinois,
              Resources Recovery Revenue
              Bonds, Series 1999C
              (Restructuring Project),
              Guaranteed by Foster
              Wheeler:
          569  7.250%, 10/15/09             No Opt. Call       N/R      445,438
               (Alternative Minimum Tax)
        2,200  7.250%, 10/15/24             No Opt. Call       N/R    1,589,639
               (Alternative Minimum Tax)

-------------------------------------------------------------------------------
              Indiana - 2.8%

        1,000 Whitley County, Indiana,      11/10 at 102       N/R      931,330
               Solid Waste and Sewage
               Disposal Revenue Bonds
               (Steel Dynamics Inc.
               Project), Series 1998,
               7.250%, 11/01/18
               (Alternative Minimum Tax)

-------------------------------------------------------------------------------
              Iowa - 2.1%

          695 Iowa Higher Education Loan    10/10 at 102       N/R      717,407
               Authority, Private
               College Facility Revenue
               Bonds (Waldorf College
               Project), Series 1999,
               7.375%, 10/01/19

-------------------------------------------------------------------------------
              Kentucky - 12.4%

              Kentucky Economic
              Development Finance
              Authority, Hospital System
              Refunding and Improvement
              Revenue Bonds, Series 1997
              (Appalachian Regional
              Healthcare, Inc. Project):
        1,000  5.850%, 10/01/17              4/08 at 102       N/R      748,310
        2,000  5.875%, 10/01/22              4/08 at 102       N/R    1,429,760

              City of Newport, Kentucky,
              Public Properties
              Corporation, First
              Mortgage Revenue Bonds,
              Series 2000A (Public
              Parking and Plaza
              Project):
        1,500  8.375%, 1/01/18               7/10 at 104       N/R    1,494,645
          475  8.500%, 1/01/27               7/10 at 104       N/R      473,038

-------------------------------------------------------------------------------
              Maryland - 0.5%

          315 Prince Georges County,         7/04 at 102       N/R      157,251
               Maryland, Project and
               Refunding Revenue Bonds
               (Dimensions Health
               Corporation Issue),
               Series 1994, 5.375%,
               7/01/14

-------------------------------------------------------------------------------
              Massachusetts - 4.5%

        1,500 Massachusetts Development     No Opt. Call       N/R    1,490,280
               Finance Agency, Pioneer
               Valley Resource Recovery
               Revenue Bonds
               (Eco/Springfield, LLC
               Project), Series 2000A,
               8.375%, 7/01/14
               (Alternative Minimum Tax)


--------------------------------------------------------------------------------
29

                 Portfolio of Investments
                 Nuveen High Yield Municipal Bond Fund (continued)
                 April 30, 2001

    Principal                               Optional Call                Market
 Amount (000) Description                     Provisions* Ratings**       Value
-------------------------------------------------------------------------------
              Minnesota - 5.4%

      $   400 Northwest Minnesota            10/04 at 102       N/R $   319,888
               Multi-County Housing and
               Redevelopment Authority,
               Governmental Housing
               Revenue Bonds (Pooled
               Housing Program), Series
               1994A, 8.125%, 10/01/26

        1,460 City of White Bear Lake,       11/03 at 102       N/R   1,466,658
               Minnesota, First
               Mortgage Nursing Home
               Revenue Refunding Bonds
               (White Bear Lake Care
               Center, Inc. Project),
               Series 1992, 8.250%,
               11/01/12

-------------------------------------------------------------------------------
              New Jersey - 4.2%

        1,500 New Jersey Economic             9/09 at 101        BB   1,399,380
               Development Authority,
               Special Facility Revenue
               Bonds (Continental
               Airlines, Inc. Project),
               Series 1999, 6.250%,
               9/15/29 (Alternative
               Minimum Tax)

-------------------------------------------------------------------------------
              New York - 6.4%

        1,400 County of Cattaraugus,         No Opt. Call       N/R   1,357,188
               New York, Industrial
               Development Agency, Tax
               Exempt Industrial
               Development Revenue
               Bonds, Series 1999A
               (Laidlaw Energy and
               Environmental, Inc.
               Project), 8.500%,
               7/01/21 (Alternative
               Minimum Tax)

          500 Erie County, New York,         12/10 at 103       N/R     250,000
               Industrial Development
               Agency, Solid Waste
               Disposal Facility
               Revenue Bonds (1998
               CanFibre of Lackawanna
               Project), 9.050%,
               12/01/25 (Alternative
               Minimum Tax)

          500 Dormitory Authority of          7/09 at 101        AA     531,820
               the State of New York,
               Marymount Manhattan
               College Insured Revenue
               Bonds, Series 1999,
               6.125%, 7/01/21

-------------------------------------------------------------------------------
              Ohio - 6.8%

           60 Ohio Capital Corporation       No Opt. Call       N/R      60,701
               For Housing, Mortgage
               Revenue Refunding Bonds,
               Series 1999G (FHA-
               Insured Mortgage Loans -
                 Section 8 Assisted
               Projects), 6.750%,
               2/01/03

              Ohio Water Development
              Authority, Solid Waste
              Disposal Revenue Bonds,
              Convertible Series 1998B
              (Bay Shore Power
              Project):
        1,000  5.875%, 9/01/20                9/08 at 102       N/R     840,760
               (Alternative Minimum
               Tax)
          700  6.625%, 9/01/20                9/09 at 102       N/R     641,235
          800  6.625%, 9/01/20                9/09 at 102       N/R     729,040
               (Alternative Minimum
               Tax)

-------------------------------------------------------------------------------
              Pennsylvania - 15.7%

        2,200 Allegheny County,              11/10 at 102        B+   2,176,130
               Pennsylvania, Hospital
               Development Authority,
               Health System Revenue
               Bonds, Series 2000B
               (West Penn Allegheny
               Health System), 9.250%,
               11/15/30

          745 Carbon County Industrial       No Opt. Call      BBB-     760,913
               Development Authority,
               Pennsylvania, Resource
               Recovery Revenue
               Refunding Bonds, 2000
               Series (Panther Creek
               Partners Project),
               6.650%, 5/01/10
               (Alternative Minimum
               Tax)

          905 Cumberland County              11/04 at 102      BBB-     883,117
               Municipal Authority,
               Pennsylvania, Carlisle
               Hospital and Health
               Services First Mortgage
               Revenue and Refunding
               Bonds, Series 1994,
               6.800%, 11/15/14

        1,400 Pennsylvania Economic           1/04 at 102      BBB-   1,390,662
               Development Finance
               Authority, Resource
               Recovery Revenue Bonds,
               Senior Series 1994A
               (Northampton Generating
               Project), 6.400%,
               1/01/09 (Alternative
               Minimum Tax)

-------------------------------------------------------------------------------
              Rhode Island - 0.4%

          140 City of Central Falls,          5/09 at 102        AA     147,848
               Rhode Island, General
               Obligation School Bonds,
               6.250%, 5/15/20

-------------------------------------------------------------------------------
              South Carolina - 5.9%

        2,000 Tobacco Settlement              5/11 at 101        A1   1,982,240
               Revenue Management
               Authority, Tobacco
               Settlement Asset-Backed
               Bonds, Series 2001B,
               6.000%, 5/15/22

-------------------------------------------------------------------------------
              Texas - 0.4%

          140 Harris County, Texas,           7/12 at 103       N/R     124,261
               Housing Finance
               Corporation, Multifamily
               Housing Revenue Bonds
               (Windfern Pointe and
               Waterford Place
               Apartments Projects),
               Junior Subordinate
               Series D, 9.000%,
               7/01/29

-------------------------------------------------------------------------------
              Utah - 2.7%

          750 City of Bountiful, Davis       12/08 at 101       N/R     618,278
               County, Utah Hospital
               Revenue Refunding Bonds
               (South Davis Community
               Hospital Project),
               Series 1998, 5.750%,
               12/15/18

          275 Utah Housing Finance        7/09 at 101 1/2       Aa2     290,532
               Agency, Single Family
               Mortgage Bonds, 1999
               Series F, 6.300%,
               7/01/21


--------------------------------------------------------------------------------
30

    Principal                             Optional Call                Market
 Amount (000) Description                   Provisions* Ratings**       Value
-----------------------------------------------------------------------------
              Virginia - 2.5%

      $   850 Virginia Small Business      No Opt. Call       N/R $   845,538
               Financing Authority,
               Industrial Development
               Revenue Bonds (S.I.L.
               Clean Water, L.L.C.
               Project), Series 1999,
               7.250%, 11/01/09

-----------------------------------------------------------------------------
              Wisconsin - 0.4%

          150 Wisconsin Health and         11/09 at 101       N/R     133,874
               Educational Facilities
               Authority, Revenue Bonds,
               Series 1999 (FH
               Healthcare Development
               Inc. Project), 6.250%,
               11/15/20

-----------------------------------------------------------------------------
      $33,934 Total Investments (cost                              30,995,335
               $30,670,636) - 92.9%
     ------------------------------------------------------------------------
------------
              Other Assets Less                                     2,381,338
               Liabilities - 7.1%
         --------------------------------------------------------------------
              Net Assets - 100%                                   $33,376,673
         --------------------------------------------------------------------

         * Optional Call Provisions (not covered by the report of independent public accountants): Dates (month and year) and prices of the ear-liest optional call or redemption. There may be other call provi-sions at varying prices at later dates.
         ** Ratings (not covered by the report of independent public accoun-
            tants): Using the higher of Standard & Poor's or Moody's rating. N/R Investment is not rated.





                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
31

                 Portfolio of Investments
                 Nuveen All-American Municipal Bond Fund
                 April 30, 2001

    Principal                              Optional Call                 Market
 Amount (000) Description                    Provisions* Ratings**        Value
-------------------------------------------------------------------------------
              Alabama - 1.9%

     $     25 Alabama Housing Finance        4/04 at 102       Aaa $     26,177
               Authority, Single Family
               Mortgage Revenue Bonds
               (Collateralized Home
               Mortgage Revenue Bond
               Program), 1994 Series A-1
               Bonds, 6.600%, 4/01/19

          200 Alabama State Docks           10/06 at 102       AAA      212,914
               Department, Docks
               Facilities Revenue Bonds,
               Series 1996, 6.100%,
               10/01/13 (Alternative
               Minimum Tax)

          400 The Utilities Board of the     3/07 at 102        AA      402,068
               City of Bayou La Batre
               (Alabama), Water and
               Sewer Revenue Refunding
               and Improvement Bonds,
               Series 1997, 5.750%,
               3/01/27

          100 The Industrial Development     9/05 at 102      BBB+      101,856
               Board of the Town of
               Courtland (Alabama),
               Solid Waste Disposal
               Revenue Bonds (Champion
               International Corporation
               Project), Series 1995A,
               6.500%, 9/01/25
               (Alternative Minimum Tax)

          100 Jefferson County               2/07 at 101       AAA      102,527
               (Alabama), Sewer Revenue
               Warrants, Series 1997D,
               5.750%, 2/01/27

          500 The Industrial Development     4/08 at 102        A3      464,390
               Board of the City of
               Phenix City (Alabama),
               Environmental Improvement
               Revenue Refunding Bonds
               (Mead Coated Board
               Project), Series 1998A,
               5.300%, 4/01/27
               (Alternative Minimum Tax)

        5,000 The Southeast Alabama Gas      6/10 at 102       Aaa    5,022,400
               District, General System
               Revenue Bonds, Series A,
               5.500%, 6/01/20

          250 The Industrial Development     8/06 at 102     A1***      277,373
               Board of the City of
               Tallassee (Alabama),
               Industrial Revenue Bonds
               (Dow-United Technologies
               Composite Products),
               Series 1996-A, 6.100%,
               8/01/14 (Pre-refunded to
               8/01/06)

-------------------------------------------------------------------------------
              Alaska - 0.9%

        3,000 Municipality of Anchorage      9/09 at 101       AAA    3,185,730
               (Alaska), Water Revenue
               and Refunding Bonds,
               Series 1999, 6.000%,
               9/01/24

-------------------------------------------------------------------------------
              Arizona - 1.7%

        2,100 Arizona Health Facilities     12/10 at 102       BBB    2,109,744
               Authority, Hospital
               System Revenue Bonds
               (John C. Lincoln Health
               Network), Series 2000,
               7.000%, 12/01/25

        2,500 The Industrial Development     7/08 at 101       BBB    1,963,800
               Authority of the County
               of Maricopa (Arizona),
               Health Facility Revenue
               Bonds (Catholic
               Healthcare West Project),
               1998 Series A, 5.000%,
               7/01/21

        2,400 The Industrial Development     6/07 at 101       BBB    1,869,456
               Authority of the County
               of Yavapai (Arizona),
               Industrial Development
               Revenue Bonds (Citizens
               Utilities Company
               Project), 1998 Series,
               5.450%, 6/01/33
               (Alternative Minimum Tax)

-------------------------------------------------------------------------------
              California - 5.8%

        7,500 California Higher             No Opt. Call        A2    7,860,000
               Education Loan Authority,
               Inc., Student Loan
               Revenue Refunding Bonds,
               Subordinate 1994 Series
               D, 6.500%, 6/01/05
               (Alternative Minimum Tax)

        8,000 Contra Costa Home Mortgage    No Opt. Call       AAA    3,268,560
               Finance Authority
               (California), 1984 Home
               Mortgage Revenue Bonds,
               0.000%, 9/01/17

        2,000 Foothill/Eastern              No Opt. Call       AAA    1,723,580
               Transportation Corridor
               Agency (California), Toll
               Road Revenue Bonds,
               Series 1995A, 0.000%,
               1/01/05

        2,000 Long Beach Aquarium of the     7/05 at 102    BBB***    2,194,300
               Pacific, Revenue Bonds
               (Aquarium of the Pacific
               Project), 1995 Series A,
               6.125%, 7/01/23 (Pre-
               refunded to 7/01/05)

        4,000 Regional Airports              5/06 at 102      BBB-    3,985,200
               Improvement Corporation,
               Facilities Sublease
               Refunding Revenue Bonds,
               Issue of 1996, Delta
               Airlines, Inc. (Los
               Angeles International
               Airport), 6.350%,
               11/01/25

              Sacramento Cogeneration
              Authority, Cogeneration
              Project Revenue Bonds
              (Procter & Gamble
              Project), 1995 Series:
          500  6.200%, 7/01/06               7/05 at 102       BBB      532,730
        1,000  6.500%, 7/01/21 (Pre-         7/05 at 102       AAA    1,126,650
               refunded to 7/01/05)

-------------------------------------------------------------------------------
              Colorado - 3.9%

        6,000 E-470 Public Highway          No Opt. Call       AAA    5,019,540
               Authority, Arapahoe
               County, Colorado, Capital
               Improvement Trust Fund
               Highway Revenue Bonds (E-
               470 Project), Senior
               Bonds, Series C, 0.000%,
               8/31/05

        2,000 E-470 Public Highway           8/05 at 103       AAA    2,300,440
               Authority, Arapahoe
               County, Colorado, Capital
               Improvement Trust Fund,
               Senior Revenue Bonds,
               Series 1986B, 6.950%,
               8/31/20 (Pre-refunded to
               8/31/05)

        1,000 Colorado Health Facilities     9/11 at 100      Baa1      982,630
               Authority, Hospital
               Revenue Bonds (Parkview
               Medical Center, Inc.
               Project), Series 2001,
               6.500%, 9/01/20


--------------------------------------------------------------------------------
32

    Principal                            Optional Call                   Market
 Amount (000) Description                  Provisions* Ratings**          Value
-------------------------------------------------------------------------------
              Colorado (continued)

     $  2,500 Colorado Housing and         4/10 at 105        AA $    2,784,950
               Finance Authority,
               Senior Bonds (Single
               Family Program), 2000
               Series D-2,
               6.900%, 4/01/29
               (Alternative Minimum
               Tax)

        2,500 Hyland Hills Park and       12/06 at 101       N/R      2,648,375
               Recreation District,
               Adams County, Colorado,
               Special Revenue
               Refunding and
               Improvement Bonds,
               Series 1996A, 6.750%,
               12/15/15

-------------------------------------------------------------------------------
              Connecticut - 3.5%

              City of Bridgeport,
               Connecticut, General
               Obligation Bonds, 2000
               Series A, Residual
               Option Longs II R-45:
        2,360  11.390%, 7/15/16 (IF)       7/10 at 101       N/R      2,941,882
        2,600  11.320%, 7/15/17 (IF)       7/10 at 101       N/R      3,200,964

        4,000 Housing Authority of the    12/09 at 102       N/R      4,061,600
               City of Bridgeport,
               Connecticut,
               Multifamily Housing
               Revenue Bonds
               (Stratfield Apartments
               Project), Series 1999,
               7.250%, 12/01/24

        2,000 State of Connecticut        11/04 at 102       AAA      2,260,060
               Health and Educational
               Facilities Authority,
               Revenue Bonds
               (AHF/Hartford, Inc.
               Project), Nursing Home
               Program Issue, Series
               1994, 7.125%, 11/01/14

-------------------------------------------------------------------------------
              Florida - 3.1%

        3,510 Florida Housing Finance      1/11 at 100       AAA      3,525,093
               Corporation, Revenue
               Bonds, Series 2000W-1
               (Wyndham Place
               Apartments Project),
               5.850%, 1/01/41
               (Alternative Minimum
               Tax)

        2,715 Jacksonville Port           11/10 at 100       Aaa      2,722,928
               Authority, Seaport
               Revenue Bonds, Series
               2000, 5.625%, 11/01/26
               (Alternative
               Minimum Tax)

        1,920 Nassau County, Florida,      1/03 at 103       N/R      2,042,803
               ICF/MR Revenue Bonds
               (GF/Amelia Island
               Properties, Inc.
               Project), Series 1993A,
               9.750%, 1/01/23

        1,965 Sanford Airport              5/06 at 102       N/R      2,025,758
               Authority, Florida,
               Industrial Development
               Revenue Bonds (Central
               Florida Terminals Inc.
               Project), Series 1995A,
               7.500%, 5/01/10
               (Alternative Minimum
               Tax)

          645 Sanford Airport              5/07 at 102       N/R        659,164
               Authority, Florida,
               Industrial Development
               Revenue Bonds (Central
               Florida Terminals Inc.
               Project), Series 1997C,
               7.500%, 5/01/21

-------------------------------------------------------------------------------
              Illinois - 6.8%

              The County of Champaign,
              Illinois, General
              Obligation Bonds (Public
              Safety Sales Tax
              Alternate Revenue
              Source), Series 1999:
        1,140  8.250%, 1/01/21            No Opt. Call       AAA      1,528,888
        1,275  8.250%, 1/01/22            No Opt. Call       AAA      1,720,153

        2,000 Illinois Development         9/06 at 102       AAA      2,110,760
               Finance Authority,
               Revenue Bonds (The
               Presbyterian Home Lake
               Forest Place Project),
               Series 1996B, 6.300%,
               9/01/22

        3,750 Illinois Educational         7/01 at 102       AAA      3,847,950
               Facilities Authority,
               Revenue Refunding
               Bonds, Loyola
               University of Chicago,
               Series 1991-A, 7.125%,
               7/01/21 (Pre-refunded
               to 7/01/01)

              Illinois Educational
               Facilities Authority,
               Revenue Refunding
               Bonds, Columbia
               College, Series 1992:
        2,815  6.875%, 12/01/17 (Pre-     12/04 at 100    N/R***      3,105,508
               refunded to 12/01/04)
        1,185  6.875%, 12/01/17           12/04 at 100       BBB      1,225,634

        2,000 Illinois Health              8/06 at 102       N/R      1,939,840
               Facilities Authority,
               Revenue Refunding Bonds
               (Fairview Obligated
               Group),
               Series 1995A, 7.125%,
               8/15/17

        4,000 Illinois Health              8/07 at 101        A-      3,637,400
               Facilities Authority,
               Revenue Bonds (Victory
               Health Service), Series
               1997A, 5.750%, 8/15/27

        4,750 Metropolitan Pier and       No Opt. Call       AAA      4,902,665
               Exposition Authority,
               Illinois, Refunding
               Bonds (McCormick Place
               Expansion Project),
               Series 1998A, 5.500%,
               12/15/23

-------------------------------------------------------------------------------
              Indiana - 4.3%

        3,000 City of Goshen, Indiana,     8/08 at 101       N/R      2,347,710
               Revenue Refunding
               Bonds, Series 1998
               (Greencroft Obligated
               Group),
               5.750%, 8/15/28

        2,470 Indiana Housing Finance      1/10 at 100       Aaa      2,566,503
               Authority, Single
               Family Mortgage Revenue
               Bonds, 2000 Series C-3,
               5.650%, 7/01/30

        4,000 Indianapolis Airport        11/05 at 102      Baa2      3,804,440
               Authority, Specialty
               Facility Revenue Bonds,
               Series 1995A (United
               Airlines, Inc.,
               Indianapolis
               Maintenance Center
               Project), 6.500%,
               11/15/31 (Alternative
               Minimum Tax)


--------------------------------------------------------------------------------
33

                 Portfolio of Investments
                 Nuveen All-American Municipal Bond Fund (continued) April 30, 2001

    Principal                              Optional Call                 Market
 Amount (000) Description                    Provisions* Ratings**        Value
-------------------------------------------------------------------------------
              Indiana (continued)

     $    500 Hospital Authority of          5/02 at 101       AAA $    521,820
               Monroe County, Indiana,
               Hospital Revenue Bonds,
               Series 1992 (Bloomington
               Hospital Project),
               6.700%, 5/01/12 (Pre-
               refunded to 5/01/02)

        1,000 Rockport, Indiana,             9/01 at 102      BBB+    1,021,720
               Pollution Control Revenue
               Refunding Bonds, Series B
               (Indiana/Michigan Power
               Company), 7.600%, 3/01/16

        5,000 Sullivan, Indiana,             5/03 at 102      BBB+    5,007,050
               Pollution Control Revenue
               Refunding Bonds, Series
               1993C (Indiana/Michigan
               Power Company Project),
               5.950%, 5/01/09

-------------------------------------------------------------------------------
              Kentucky - 4.5%

        5,000 County of Henderson,           3/05 at 102        A3    5,152,150
               Kentucky, Solid Waste
               Disposal Revenue Bonds
               (MacMillan Bloedel
               Project), Series 1995,
               7.000%, 3/01/25
               (Alternative Minimum Tax)

        2,000 Kentucky Economic              4/08 at 102       N/R    1,429,760
               Development Finance
               Authority, Hospital
               System Refunding and
               Improvement Revenue Bonds
               (Appalachian Regional
               Healthcare, Inc.
               Project), Series 1997,
               5.875%, 10/01/22

        5,000 Louisville and Jefferson      11/04 at 102       AAA    5,594,000
               County Metropolitan Sewer
               District, Commonwealth of
               Kentucky, Sewer and
               Drainage System Revenue
               Bonds, Series 1994A,
               6.750%, 5/15/25 (Pre-
               refunded to 11/15/04)

        3,500 Pendleton County,              3/03 at 102         A    3,638,635
               Kentucky, County Lease
               Revenue Bonds (Kentucky
               Associated Counties
               Leasing Trust Program),
               Series 1993-A, 6.500%,
               3/01/19

-------------------------------------------------------------------------------
              Louisiana - 1.9%

        4,200 Calcasieu Parish Public        4/10 at 105       Aaa    4,749,318
               Trust Authority,
               Louisiana, Single Family
               Mortgage Revenue Bonds,
               Series 2000A, 7.000%,
               10/01/31 (Alternative
               Minimum Tax)

        1,800 City of New Orleans            4/02 at 102    N/R***    1,911,618
               Audubon Park Commission,
               Aquarium Revenue Bonds,
               Series 1992, 8.000%,
               4/01/12 (Pre-refunded to
               4/01/02)

-------------------------------------------------------------------------------
              Maryland - 1.5%

        2,000 Maryland Energy Financing     12/06 at 102        A-    2,060,340
               Administration, Limited
               Obligation Solid Waste
               Disposal Revenue Bonds
               (Wheelabrator Water
               Technologies Baltimore
               L.L.C. Projects), 1996
               Series, 6.450%, 12/01/16
               (Alternative Minimum Tax)

        3,500 Maryland Economic              6/09 at 102      Baa3    3,230,465
               Development Corporation,
               Student Housing Revenue
               Bonds (Collegiate Housing
               Foundation - University
               Courtyard Project),
               Series 1999A, 5.750%,
               6/01/31

-------------------------------------------------------------------------------
              Massachusetts - 1.2%

        1,750 Massachusetts Health and       7/09 at 101       AA-    1,608,128
               Educational Facilities
               Authority, Revenue Bonds,
               Partners HealthCare
               System Issue, Series B,
               5.125%, 7/01/19

        3,000 Massachusetts Industrial      12/08 at 102       BBB    2,716,920
               Finance Agency, Resource
               Recovery Revenue
               Refunding Bonds (Ogden
               Haverhill Project),
               Series 1998A, 5.600%,
               12/01/19 (Alternative
               Minimum Tax)

-------------------------------------------------------------------------------
              Michigan - 2.0%

        7,000 Michigan State Hospital        8/08 at 101      BBB-    5,374,250
               Finance Authority,
               Hospital Revenue Bonds
               (The Detroit Medical
               Center Obligated Group),
               Series 1998A, 5.250%,
               8/15/23

        2,000 Pontiac, Michigan,             8/03 at 102      BBB-    1,724,580
               Hospital Finance
               Authority, Hospital
               Revenue Refunding Bonds
               (NOMC Obligated Group),
               Series 1993, 6.000%,
               8/01/13

-------------------------------------------------------------------------------
              Minnesota - 1.2%

        4,000 Minnesota Housing Finance      7/10 at 101       AA+    4,219,600
               Agency, Single Family
               Mortgage Bonds, 1997
               Series G, Remarketed,
               6.000%, 1/01/18

-------------------------------------------------------------------------------
              New Hampshire - 0.4%

          700 New Hampshire Higher           7/01 at 100      BBB+      684,019
               Educational and Health
               Facilities Authority,
               Hospital Revenue Bonds,
               Catholic Medical Center
               Issue, Series 1989,
               6.000%, 7/01/17

          600 New Hampshire Higher           7/01 at 102      BBB+      606,816
               Educational and Health
               Facilities Authority,
               Hospital Revenue Bonds,
               St. Joseph Hospital
               Issue, Series 1991,
               7.500%, 1/01/16


--------------------------------------------------------------------------------
34

    Principal                              Optional Call
 Amount (000) Description                    Provisions* Ratings** Market Value
-------------------------------------------------------------------------------
              New Jersey - 3.2%

     $  2,300 New Jersey Economic            6/02 at 102       N/R $  2,353,498
               Development Authority,
               Electric Energy
               Facility Revenue Bonds
               (Vineland Cogeneration
               Limited Partnership
               Project), Series 1992,
               7.875%, 6/01/19
               (Alternative Minimum
               Tax)
              New Jersey Turnpike
              Authority, Turnpike
              Revenue Reset Option
              Certificates II-R Trust
              (Salomon Brothers
              Holding Company Inc.),
              Series 23:
        3,335  9.510%, 1/01/11 (IF)         No Opt. Call       AAA    4,496,314
        2,920  11.020%, 1/01/16 (IF)        No Opt. Call       AAA    4,320,695

-------------------------------------------------------------------------------
              New Mexico - 0.8%

        3,000 City of Farmington, New        4/06 at 101      Baa3    2,808,600
               Mexico, Pollution
               Control Revenue
               Refunding Bonds, Series
               1997A (Public Service
               Company of New Mexico,
               San Juan Project),
               5.800%, 4/01/22

-------------------------------------------------------------------------------
              New York - 11.8%

        2,780 Village of East                3/09 at 103       N/R    2,667,493
               Rochester, New York
               Housing Authority, 1999
               Multifamily Senior
               Housing Revenue Bonds
               (Jefferson Park
               Apartments Project),
               6.750%, 3/01/30

        1,000 Metropolitan                   4/09 at 101       AAA    1,000,340
               Transportation
               Authority, New York,
               Dedicated Tax Fund
               Bonds, Series 1999A,
               5.250%, 4/01/23

              The City of New York,
               New York, General
               Obligation Bonds,
               Fiscal 1992 Series D:
          685  7.500%, 2/01/17 (Pre-     2/02 at 101 1/2       Aaa      717,325
               refunded to 2/01/02)
          750  7.500%, 2/01/18 (Pre-     2/02 at 101 1/2       Aaa      785,393
               refunded to 2/01/02)

          115 The City of New York,          4/07 at 101       Aaa      129,666
               New York, General
               Obligation Bonds,
               Fiscal 1997 Series I,
               6.250%, 4/15/27
               (Pre-refunded to
               4/15/07)

              The City of New York,
               New York, General
               Obligation Bonds,
               Fiscal 1992 Series B:
        1,290  7.500%, 2/01/09 (Pre-     2/02 at 101 1/2       Aaa    1,350,875
               refunded to 2/01/02)
          610  7.500%, 2/01/09           2/02 at 101 1/2         A      637,542

        3,290 The City of New York,          5/10 at 101         A    3,448,315
               New York, General
               Obligation Bonds,
               Fiscal 2000 Series E,
               5.750%, 5/15/18

        1,750 New York City Housing          6/01 at 102       AAA    1,788,588
               Development
               Corporation, Multiunit
               Mortgage Refunding
               Bonds (FHA-Insured
               Mortgage Loans), 1991
               Series A, 7.350%,
               6/01/19

        2,700 New York City                  5/10 at 101       Aa3    3,306,258
               Transitional Finance
               Authority, Future Tax
               Secured Bonds, Residual
               Interest Certificates,
               Series 319, 8.910%,
               11/01/17 (IF)

        2,500 Dormitory Authority of         7/05 at 102       AAA    2,819,250
               the State of New York,
               Department of Health of
               the State of New York,
               Revenue Bonds, Series
               1995 (Roswell Park
               Cancer Center), 6.625%,
               7/01/24 (Pre-refunded
               to 7/01/05)

              New York State Housing
               Finance Agency, Service
               Contract Obligation
               Revenue Bonds, 1995
               Series A:
        2,630  6.375%, 9/15/15 (Pre-         9/07 at 100       AAA    2,976,687
               refunded to 9/15/07)
          370  6.375%, 9/15/15               9/05 at 102       AA-      397,902

        5,500 New York State Urban          No Opt. Call       AA-    5,743,760
               Development
               Corporation, State
               Facilities Revenue
               Bonds, 1995 Refunding
               Series, 5.700%, 4/01/20

        2,125 New York State Urban          No Opt. Call       AA-    2,174,428
               Development
               Corporation, Project
               Revenue Bonds
               (University Facilities
               Grants), 1995 Refunding
               Series, 5.500%, 1/01/19

        7,500 The Port Authority of         10/06 at 102       N/R    7,619,475
               New York and New
               Jersey, Special Project
               Bonds (KIAC Partners
               Project), Series 4,
               6.750%, 10/01/19
               (Alternative Minimum
               Tax)

              Suffolk County
              Industrial Development
              Agency, New York, 1998
              Industrial Development
              Revenue Bonds
              (Nissequogue Cogen
              Partners Facility):
        1,800  5.300%, 1/01/13               1/09 at 101       N/R    1,647,792
               (Alternative Minimum
               Tax)
        3,375  5.500%, 1/01/23               1/09 at 101       N/R    2,955,150
               (Alternative Minimum
               Tax)

-------------------------------------------------------------------------------
              North Carolina - 0.4%

        1,299 Woodfin Treatment             12/03 at 102       N/R    1,309,579
               Facility, Inc., North
               Carolina, Proportionate
               Interest Certificates,
               6.750%, 12/01/13

-------------------------------------------------------------------------------
              North Dakota - 0.1%

          195 State of North Dakota          7/01 at 101       Aa2      197,691
               Housing Finance Agency,
               Single Family Mortgage
               Program Bonds, 1989
               Series B, 8.000%,
               7/01/13


--------------------------------------------------------------------------------
35

                 Portfolio of Investments
                 Nuveen All-American Municipal Bond Fund (continued) April 30, 2001

    Principal                              Optional Call
 Amount (000) Description                    Provisions* Ratings** Market Value
-------------------------------------------------------------------------------
              Ohio - 7.6%

     $    835 City of Cleveland, Ohio,      11/01 at 102       AAA $    868,792
               Public Power System
               Improvement First
               Mortgage Revenue Bonds,
               Series 1991A, 7.000%,
               11/15/17 (Pre-refunded
               to 11/15/01)

          565 City of Cleveland, Ohio,      11/01 at 102       AAA      585,397
               Public Power System
               Improvement First
               Mortgage Revenue Bonds,
               Series 1991A, 7.000%,
               11/15/17

        1,350 County of Columbiana,         12/04 at 102        AA    1,510,650
               Ohio, County Jail
               Facilities Construction
               Bonds (General
               Obligation - Unlimited
               Tax), 6.700%, 12/01/24

        2,000 County of Cuyahoga,            8/05 at 102       AAA    2,222,460
               Ohio, Hospital Revenue
               Bonds, Series 1995
               (Meridia Health
               System),
               6.250%, 8/15/24 (Pre-
               refunded to 8/15/05)

        1,000 County of Cuyahoga,            2/03 at 102       AA-    1,037,520
               Ohio, Hospital
               Facilities Revenue
               Bonds, Series 1993,
               Health Cleveland, Inc.
               (Fairview General
               Hospital Project),
               6.300%, 8/15/15

        2,350 City of Garfield              11/02 at 102    AA-***    2,508,719
               Heights, Ohio, Hospital
               Improvement and
               Refunding Revenue
               Bonds, Series 1992B
               (Marymount Hospital
               Project), 6.700%,
               11/15/15 (Pre-refunded
               to 11/15/02)

        2,000 County of Hamilton,           10/08 at 102         A    1,957,440
               Ohio, Health Care
               Facilities Improvement
               Revenue Bonds, Series
               1999A (Twin Towers),
               5.800%, 10/01/23

        1,500 County of Lucas, Ohio,        12/01 at 102    N/R***    1,571,070
               Hospital Facilities
               Revenue Bonds, Series
               1991 (Flower Memorial
               Hospital), 8.125%,
               12/01/11 (Pre-refunded
               to 12/01/01)

        4,250 County of Miami, Ohio,         5/06 at 102       BBB    3,886,838
               Hospital Facilities
               Revenue Refunding and
               Improvement Bonds,
               Series 1996A (Upper
               Valley Medical Center),
               6.375%, 5/15/26

        5,000 County of Montgomery,          4/10 at 101      BBB+    5,052,500
               Ohio, Hospital
               Facilities Revenue
               Bonds, Series 1999
               (Kettering Medical
               Center Network
               Obligated Group),
               6.750%, 4/01/18

        1,750 State of Ohio Higher          12/03 at 102       AAA    1,913,800
               Educational Facility
               Commission, Higher
               Educational Facility
               Mortgage Revenue Bonds
               (University of Dayton
               1992 Project), 6.600%,
               12/01/17

        3,500 County of Shelby, Ohio,        9/02 at 102    N/R***    3,751,615
               Hospital Facilities
               Revenue Refunding and
               Improvement Bonds,
               Series 1992
               (The Shelby County
               Memorial Hospital
               Association), 7.700%,
               9/01/18 (Pre-refunded
               to 9/01/02)

-------------------------------------------------------------------------------
              Oklahoma - 1.0%

              Edmond Economic
              Development Authority,
              Oklahoma, Student
              Housing Revenue Bonds
              (Collegiate Housing
              Foundation - Edmond
              Project), Series 1998A:
          850  5.375%, 12/01/19             12/08 at 102      Baa3      766,700
        3,150  5.500%, 12/01/28             12/08 at 102      Baa3    2,794,019

-------------------------------------------------------------------------------
              Pennsylvania - 4.3%

        1,000 Allegheny County,             11/10 at 102       AAA    1,085,030
               Pennsylvania, Hospital
               Development Authority,
               Health System Insured
               Revenue Bonds, Series
               2000A (West Penn
               Allegheny Health
               System), 6.500%,
               11/15/30

        2,500 Allegheny County Higher        2/06 at 102      Baa3    2,563,925
               Education Building
               Authority, Commonwealth
               of Pennsylvania,
               College Revenue Bonds,
               Series A of 1996
               (Robert Morris
               College), 6.400%,
               2/15/14

        1,000 Delaware County               10/01 at 102       AAA    1,022,470
               Industrial Development
               Authority, Pollution
               Control Revenue
               Refunding Bonds, 1991
               Series A (Philadelphia
               Electric Company
               Project), 7.375%,
               4/01/21

        5,935 Delaware River Port            1/08 at 100       AAA    7,180,460
               Authority of
               Pennsylvania and New
               Jersey, Revenue Bonds,
               Series 144,
               8.780%, 1/01/08 (IF)

          500 Falls Township Hospital        8/02 at 102       AAA      520,525
               Authority, Refunding
               Revenue Bonds (The
               Delaware Valley Medical
               Center Project - FHA-
               Insured Mortgage),
               Series 1992, 7.000%,
               8/01/22

        1,000 Latrobe Industrial             5/04 at 102       AAA    1,105,500
               Development Authority,
               Commonwealth of
               Pennsylvania, College
               Revenue Bonds (Saint
               Vincent College
               Project), Series 1994,
               6.750%, 5/01/24 (Pre-
               refunded to 5/01/04)

              City of Philadelphia,
               Pennsylvania, Gas Works
               Revenue Bonds,
               Fourteenth Series:
          550  6.375%, 7/01/26 (Pre-         7/03 at 102    BBB***      592,867
               refunded to 7/01/03)
        1,150  6.375%, 7/01/26               7/03 at 102       BBB    1,134,280

-------------------------------------------------------------------------------
              Puerto Rico - 0.1%

          100 Commonwealth of Puerto     7/04 at 101 1/2       AAA      110,153
               Rico, Public
               Improvement Bonds of
               1994, General
               Obligation Bonds,
               6.500%, 7/01/23 (Pre-
               refunded to 7/01/04)


--------------------------------------------------------------------------------
36

    Principal                              Optional Call
 Amount (000) Description                    Provisions* Ratings** Market Value
-------------------------------------------------------------------------------
              Puerto Rico (continued)

     $    100 Puerto Rico Public            No Opt. Call         A $    103,904
               Building Authority,
               Revenue Refunding
               Bonds, Series L,
               Guaranteed by the
               Commonwealth of Puerto
               Rico, 5.500%, 7/01/21

          165 Puerto Rico Electric           7/04 at 102       AAA      181,876
               Power Authority, Power
               Revenue Bonds, Series
               T, 6.375%, 7/01/24
               (Pre-refunded to
               7/01/04)

           70 Puerto Rico Industrial,    8/05 at 101 1/2       AAA       74,229
               Tourist, Educational,
               Medical and
               Environmental Control
               Facilities Financing
               Authority, Hospital
               Revenue Refunding
               Bonds, 1995 Series A
               (FHA-Insured Mortgage
               Pila Hospital Project),
               5.875%, 8/01/12

-------------------------------------------------------------------------------
              South Carolina - 2.6%

              Berkeley County School
               District, Certificates
               of Participation:
          250  6.250%, 2/01/12 (Pre-         2/04 at 102       AAA      271,215
               refunded to 2/01/04)
        2,225  6.300%, 2/01/16 (Pre-         2/04 at 102       AAA    2,415,460
               refunded to 2/01/04)

              Charleston County, South
              Carolina, Charleston
              Public Facilities
              Corporation,
              Certificates of
              Participation, Series
              1994B:
          240  6.875%, 6/01/14 (Pre-         6/04 at 102       AAA      266,381
               refunded to 6/01/04)
           10  6.875%, 6/01/14               6/04 at 102       AAA       10,999

          400 Board of Trustees of           6/04 at 102       AAA      437,744
               Coastal Carolina
               University, South
               Carolina, Revenue
               Bonds, Series 1994,
               6.800%, 6/01/19

          200 Greenville Hospital           No Opt. Call        AA      210,848
               System, Board of
               Trustees, South
               Carolina, Hospital
               Facilities Revenue
               Bonds, Series 1990,
               6.000%, 5/01/20

          300 South Carolina Regional        7/02 at 102        Aa      308,700
               Housing Development
               Corporation, No 1
               Multifamily Revenue
               Refunding Bonds
               (Redwood Village
               Apartments), Series A,
               6.625%, 7/01/17

          500 South Carolina State           9/04 at 101         A      521,690
               Education Assistance
               Authority, Guaranteed
               Student Loan Revenue
               and Refunding Bonds,
               1994 Series, 6.300%,
               9/01/08 (Alternative
               Minimum Tax)

          205 South Carolina State           7/04 at 102        AA      218,434
               Housing Authority,
               Homeownership Mortgage
               Purchase, Series A,
               6.150%, 7/01/08

          200 South Carolina State           5/06 at 102       Aa2      204,756
               Housing Finance and
               Development Authority,
               Mortgage Revenue Bonds,
               Series 1996A, 6.350%,
               7/01/25 (Alternative
               Minimum Tax)

        1,000 South Carolina Housing         6/05 at 102      BBB+    1,035,750
               Finance and Development
               Authority, Multifamily
               Housing Mortgage
               Revenue Bonds (United
               Dominion-Hunting Ridge
               Apartments Project),
               Series 1995, 6.750%,
               6/01/25 (Alternative
               Minimum Tax) (Mandatory
               put 6/01/10)

        1,250 South Carolina Housing        11/05 at 102       AA-    1,273,950
               Finance and Development
               Authority, Multifamily
               Housing Revenue
               Refunding Bonds
               (Runaway Bay Apartments
               Project), Series 1995,
               6.125%, 12/01/15

        2,000 York County, South            12/03 at 102       N/R    2,024,680
               Carolina, Water and
               Sewer System Revenue
               Bonds, Series 1995,
               6.500%, 12/01/25

-------------------------------------------------------------------------------
              South Dakota - 1.6%

        4,250 Education Loans                6/08 at 102        A2    4,142,858
               Incorporated, South
               Dakota, Tax Exempt
               Fixed Rate Student Loan
               Asset-Backed Callable
               Notes, Subordinate
               Series 1998-1K, 5.600%,
               6/01/20

        1,565 South Dakota Housing           5/07 at 102       AAA    1,573,936
               Development Authority,
               Homeownership Mortgage
               Bonds, 1997 Series F,
               5.800%, 5/01/28
               (Alternative Minimum
               Tax)

-------------------------------------------------------------------------------
              Tennessee - 4.4%

        6,975 Memphis-Shelby County          3/10 at 101       AAA    7,298,640
               Airport Authority,
               Tennessee, Airport
               Revenue Bonds, Series
               1999D, 6.000%,
               3/01/24 (Alternative
               Minimum Tax)

        2,795 The Health and                 2/08 at 102        AA    2,713,470
               Educational Facilities
               Board of the
               Metropolitan Government
               of Nashville and
               Davidson County,
               Tennessee, Multi-Modal
               Interchangeable Rate
               Health Facility Revenue
               Bonds (Richland Place,
               Inc. Project), Series
               1993, 5.500%, 5/01/23

        2,045 The Health, Educational        8/07 at 105    N/R***    2,679,464
               and Housing Facility
               Board of the County of
               Shelby, Tennessee,
               ICF/MR Revenue Bonds
               (Open Arms
               Developmental Centers),
               Series 1992A, 9.750%,
               8/01/19 (Pre-refunded
               to 8/01/07)

        1,380 Industrial Development        10/05 at 102      Baa2    1,396,919
               Board of the City of
               South Fulton,
               Tennessee, Inc.,
               Industrial Development
               Revenue Bonds (Tyson
               Foods, Inc. Project),
               Series 1995, 6.350%,
               10/01/15 (Alternative
               Minimum Tax)

        1,500 Wilson County,                 6/04 at 102     A2***    1,636,860
               Tennessee, Certificates
               of Participation
               (Wilson County
               Educational Facilities
               Corporation), Series
               1994, 6.250%, 6/30/15
               (Pre-refunded to
               6/30/04)


--------------------------------------------------------------------------------
37

                 Portfolio of Investments
                 Nuveen All-American Municipal Bond Fund (continued) April 30, 2001

    Principal                              Optional Call
 Amount (000) Description                    Provisions* Ratings** Market Value
-------------------------------------------------------------------------------
              Texas - 11.7%

     $  7,000 Alliance Airport               4/06 at 102       BBB $  7,063,700
               Authority, Inc., Special
               Facilities Revenue Bonds
               (Federal Express
               Corporation Project),
               Series 1996, 6.375%,
               4/01/21 (Alternative
               Minimum Tax)

        2,750 Brazos River Authority,        4/09 at 101      Baa1    2,524,555
               Texas, Revenue Refunding
               Bonds (Reliant Energy
               Incorporated Project),
               Series 1999A, 5.375%,
               4/01/19

              Gregg County, Texas,
              Health Facilities
              Development Corporation,
              Hospital Revenue Bonds
              (Good Shepherd Medical
              Center Project), Series
              2000:
        3,250  6.375%, 10/01/25             10/10 at 101        AA    3,416,238
        3,000  6.375%, 10/01/29             10/10 at 101        AA    3,148,980

        7,800 Gulf Coast Industrial          6/08 at 102      BBB-    6,734,442
               Development Authority,
               Waste Disposal Revenue
               Bonds (Valero Refining
               and Marketing Company
               Project), Series 1997,
               5.600%, 12/01/31
               (Alternative Minimum Tax)

        5,250 Harlingen Consolidated         8/09 at 100       AAA    5,231,730
               Independent School
               District, Cameron County,
               Texas, Unlimited Tax
               School Building Bonds,
               Series 1999, 5.500%,
               8/15/26

        5,000 City of Houston, Texas,        7/10 at 100       AAA    4,960,100
               Airport System
               Subordinate Lien Revenue
               Bonds, Series 2000B,
               5.500%, 7/01/30

        2,000 North Central Texas Health     2/06 at 102      BBB-    1,717,220
               Facilities Development
               Corporation, Health
               Facilities Development
               Revenue Bonds (C.C. Young
               Memorial Home Project),
               Series 1996, 6.375%,
               2/15/20

        2,895 Port of Bay City Authority     5/06 at 102        A+    2,906,262
               of Matagorda County,
               Texas, Revenue Bonds
               (Hoechst Celanese
               Corporation Project),
               Series 1996, 6.500%,
               5/01/26 (Alternative
               Minimum Tax)

        4,000 Tarrant County, Texas,        11/10 at 101        A-    4,050,799
               Health Facilities
               Development Corporation,
               Hospital Revenue Bonds,
               Series 2000 (Adventist
               Health System - Sunbelt
               Obligated Group), 6.700%,
               11/15/30

-------------------------------------------------------------------------------
              Utah - 0.6%

        2,000 Carbon County, Utah, Solid     2/05 at 102       BB-    2,033,159
               Waste Disposal Refunding
               Revenue Bonds, Series
               1995 (Laidlaw - ECDC
               Project), Guaranteed by
               Allied Waste Industries,
               7.500%, 2/01/10
               (Alternative Minimum Tax)

-------------------------------------------------------------------------------
              Virginia - 1.9%

        2,000 Industrial Development        No Opt. Call       AAA    2,244,919
               Authority of the County
               of Hanover, Virginia,
               Hospital Revenue Bonds,
               Series 1995 (Memorial
               Regional Medical Center
               Project at Hanover
               Medical Park), Guaranteed
               by Bon Secours Health
               System Obligated Group,
               6.375%, 8/15/18

        3,000 Prince William County Park    10/09 at 101        A3    3,100,169
               Authority, Virginia, Park
               Facilities Revenue
               Refunding and Improvement
               Bonds, Series 1999,
               6.000%, 10/15/28

        1,250 Southeastern Public            7/03 at 102        A-    1,261,549
               Service Authority of
               Virginia, Senior Revenue
               Bonds, Series 1993
               (Regional Solid Waste
               System), 6.000%, 7/01/13
               (Alternative Minimum Tax)

-------------------------------------------------------------------------------
              Washington - 2.3%

        5,000 Port of Seattle,               3/10 at 101       AAA    5,239,799
               Washington, Special
               Facility Revenue Bonds
               (Terminal 18 Project),
               Series 1999C, 6.000%,
               9/01/20 (Alternative
               Minimum Tax)

              Washington Health Care
              Facilities Authority,
              Revenue Bonds (Sea-Mar
              Community Health Center),
              Series 2001:
        1,025  5.600%, 1/01/18               1/11 at 102       Aa3      996,791
        2,170  5.750%, 1/01/26               1/11 at 102       Aa3    2,090,946

-------------------------------------------------------------------------------
     $348,894 Total Investments (cost                               350,713,749
               $340,564,447) - 99.0%
     --------------------------------------------------------------------------
------------
              Other Assets Less                                       3,694,954
               Liabilities - 1.0%
         ----------------------------------------------------------------------
              Net Assets - 100%                                    $354,408,703
         ----------------------------------------------------------------------

         * Optional Call Provisions (not covered by the report of independent public accountants): Dates (month and year) and prices of the ear-liest optional call or redemption. There may be other call provi-sions at varying prices at later dates.
         ** Ratings (not covered by the report of independent public accoun-
            tants): Using the higher of Standard & Poor's or Moody's rating.
         *** Securities are backed by an escrow or trust containing sufficient
             U.S. Government or U.S. Government agency securities which en-
             sures the timely payment of principal and interest. Securities are normally considered to be equivalent to AAA rated securities.
         N/R Investment is not rated.
         (IF) Inverse floating rate security.

                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
38

                 Portfolio of Investments
                 Nuveen Insured Municipal Bond Fund
                 April 30, 2001

    Principal                                Optional Call
 Amount (000) Description                      Provisions* Ratings** Market Value
---------------------------------------------------------------------------------
              Alabama - 5.6%

  $    10,000 Alabama Incentives              10/09 at 102       AAA $ 10,632,700
               Financing Authority,
               Tax-Exempt Special
               Obligation Bonds,
               Series 1999-A,
               6.000%, 10/01/29

        2,120 The Water Supply Board           3/02 at 102       AAA    2,217,923
               of the City of
               Albertville, Alabama,
               Water Revenue Bonds,
               Series 1992, 6.700%,
               3/01/11

        3,755 The Governmental Utility     6/01 at 101 1/2       AAA    3,821,426
               Services Corporation of
               the City of Auburn,
               Remarketed Fixed Rate
               Wastewater Treatment
               Revenue Bonds, Series
               1984 (Merscot-Auburn
               Limited Partnership
               Project),
               7.300%, 1/01/12

          955 The Special Care                 7/01 at 102       AAA      979,114
               Facilities Financing
               Authority of the City
               of Birmingham, Alabama,
               Revenue Bonds, Series
               1991-A (The Baptist
               Medical Centers),
               7.000%, 1/01/21

        5,000 Houston County, Alabama,        10/09 at 101       Aaa    5,285,450
               Health Care Authority,
               Revenue Bonds, Series
               2000, 6.125%, 10/01/25

        3,000 City of Madison,                 2/04 at 102       AAA    3,255,390
               Alabama, General
               Obligation School
               Warrants, Series 1994,
               6.250%, 2/01/19

        2,860 The Utilities Board of          11/04 at 102       AAA    3,210,121
               the City of Oneonta,
               Alabama, Utility
               Revenue Bonds, Series
               1994, 6.900%, 11/01/24
               (Pre-refunded to
               11/01/04)

        9,000 University of Alabama at         9/10 at 101       AAA    9,316,440
               Birmingham, Hospital
               Revenue Bonds, Series
               2000A, 5.875%, 9/01/31

              West Morgan-East
               Lawrence Water
               Authority, Water
               Revenue Bonds, Series
               1994:
        2,200  6.800%, 8/15/19 (Pre-           8/04 at 102       AAA    2,450,492
               refunded to 8/15/04)
        3,000  6.850%, 8/15/25 (Pre-           8/04 at 102       AAA    3,345,570
               refunded to 8/15/04)

---------------------------------------------------------------------------------
              Alaska - 3.1%

        4,500 Alaska Industrial                4/07 at 102       AAA    4,654,935
               Development and Export
               Authority, Revolving
               Fund Bonds, Series
               1997A, 5.900%, 4/01/17
               (Alternative Minimum
               Tax)

        5,285 Alaska Housing Finance           6/06 at 102       AAA    5,510,405
               Corporation, Mortgage
               Revenue Bonds, 1996
               Series A, 6.000%, 12/01/15

       14,475 Alaska Housing Finance           6/10 at 100       AAA   14,499,463
               Corporation, Mortgage
               Revenue Bonds, 2000
               Series A, 5.750%, 12/01/38

---------------------------------------------------------------------------------
              Arizona - 1.5%

              Tempe Union High School
              District No. 213 of
              Maricopa County,
              Arizona, School
              Improvement and
              Refunding Bonds, Series
              1994:
        4,290  6.000%, 7/01/10 (Pre-           7/04 at 101       AAA    4,623,805
               refunded to 7/01/04)
        1,710  6.000%, 7/01/10                 7/04 at 101       AAA    1,802,562

        5,000 City of Tucson, Arizona,         7/06 at 101       AAA    5,511,900
               Water System Revenue
               Bonds, Series 1994-A,
               6.000%, 7/01/21 (Pre-
               refunded to 7/01/06)
---------------------------------------------------------------------------------
              California - 7.7%

        3,525 Brea Public Financing            8/01 at 102       AAA    3,628,283
               Authority, Orange
               County, California,
               1991 Tax Allocation
               Revenue Bonds, Series A
               (Redevelopment Project
               AB), 7.000%, 8/01/15
               (Pre-refunded to
               8/01/01)

              California Housing
               Finance Agency, Home
               Mortgage Revenue Bonds,
               Series 1999L:
       34,000  0.000%, 2/01/18              8/09 at 59 1/2       AAA   12,582,380
               (Alternative Minimum
               Tax)
        5,930  0.000%, 2/01/31              8/09 at 26 5/8       AAA      962,439
               (Alternative Minimum
               Tax)

        4,980 California Housing            2/10 at 24 5/8       AAA      728,524
               Finance Agency, Home
               Mortgage Revenue Bonds,
               Series 2000F, 0.000%,
               8/01/31 (Alternative
               Minimum Tax)

        8,000 City of Oakland,                 1/10 at 100       AAA    8,490,160
               California, Insured
               Revenue Bonds, Series
               1999A (1800 Harrison
               Foundation - Kaiser
               Permanente), 6.000%,
               1/01/29

       13,750 Ontario Redevelopment            8/03 at 102       AAA   14,650,763
               Financing Authority,
               San Bernardino County,
               California, 1993
               Revenue Bonds (Ontario
               Redevelopment Project
               No. 1), 5.800%, 8/01/23

        5,295 County of Riverside,            12/04 at 101       AAA    5,781,240
               California,
               Certificates of
               Participation (1994
               Desert Justice Facility
               Project), 6.000%,
               12/01/12 (Pre-refunded
               to 12/01/04)

        2,250 Sacramento Municipal             9/01 at 102       AAA    2,319,953
               Utility District,
               California, Electric
               Revenue Bonds, 1991
               Series Y, 6.500%, 9/01/21
               (Pre-refunded to
               9/01/01)

       16,755 County of San                5/07 at 28 1/16       AAA    2,737,767
               Bernardino, California,
               Single Family Home
               Mortgage Revenue Bonds,
               1997 Series A
               (Mortgage-Backed
               Securities Program),
               1997 Series A, 0.000%,
               5/01/31 (Alternative
               Minimum Tax)

--------------------------------------------------------------------------------
39

                 Portfolio of Investments
                 Nuveen Insured Municipal Bond Fund (continued)
                 April 30, 2001

    Principal                                      Optional Call
 Amount (000) Description                            Provisions* Ratings**  Market Value
----------------------------------------------------------------------------------------
              California (continued)

  $    10,000 The Regents of the                     9/02 at 102       AAA $  10,604,700
               University of
               California, Revenue
               Bonds, Series D
               (Multiple Purpose
               Projects),
               6.375%, 9/01/24 (Pre-
               refunded to 9/01/02)

----------------------------------------------------------------------------------------
              Colorado - 4.4%

              City of Broomfield,
              Colorado, Master
              Facilities Lease
              Purchase Agreement,
              Certificates of
              Participation, Series
              1999 (City and County of
              Broomfield Building
              Corporation):
        5,030  5.875%, 12/01/19                     12/09 at 100       AAA     5,271,339
        5,000  6.000%, 12/01/29                     12/09 at 100       AAA     5,275,700

       10,000 Colorado Health                        5/09 at 101       AAA    10,265,500
               Facilities Authority,
               Hospital Improvement
               Revenue Bonds, Series
               1999 (NCMC, Inc.
               Project), 5.750%,
               5/15/24

              Board of Water
              Commissioners, City and
              County of Denver,
              Colorado, Certificates
              of Participation, Series
              1991:
        2,675  6.625%, 11/15/11 (Pre-               11/01 at 101       AAA     2,751,452
               refunded to 11/15/01)
        1,825  6.625%, 11/15/11                     11/01 at 101       AAA     1,874,512

              E-470 Public Highway
               Authority, Colorado,
               Senior Revenue Bonds,
               Series 2000A:
        3,750  0.000%, 9/01/17                    9/10 at 65 5/8       AAA     1,447,200
       24,700  0.000%, 9/01/28                  9/10 at 31 13/32       AAA     4,481,815

        3,500 Jefferson County,                     12/02 at 102       AAA     3,732,680
               Colorado, Refunding
               Certificates of
               Participation, 6.650%, 12/01/08

----------------------------------------------------------------------------------------
              Delaware - 0.5%

        3,600 Delaware Economic                      5/02 at 102       AAA     3,760,524
               Development Authority,
               Pollution Control
               Refunding Revenue Bonds
               (Delmarva Power and
               Light Company Project),
               Series 1992B, 6.750%,
               5/01/19

----------------------------------------------------------------------------------------
              District of Columbia -
                0.5%

        4,000 District of Columbia                   6/04 at 102       AAA     4,348,240
               (Washington, D.C.),
               General Obligation
               Bonds, Series 1994B,
               6.100%, 6/01/11 (Pre-
               refunded to 6/01/04)

----------------------------------------------------------------------------------------
              Florida - 2.0%

        5,000 Florida Housing Finance                1/10 at 100       AAA     5,265,950
               Corporation, Homeowner
               Mortgage Revenue Bonds,
               2000 Series 4, 6.250%,
               7/01/22 (Alternative
               Minimum Tax)

        3,930 Florida Housing Finance                2/11 at 100       AAA     4,000,583
               Corporation, Housing
               Revenue Bonds, Series
               N-1 (Sundance Pointe
               Apartments), 6.050%,
               2/01/41 (Alternative
               Minimum Tax)

          920 Florida Keys Aqueduct                  9/01 at 101       AAA       940,139
               Authority, Water
               Revenue Refunding
               Bonds, Series 1991,
               6.750%, 9/01/21
               (Pre-refunded to
               9/01/01)

        5,980 Miami-Dade County                      1/11 at 102       AAA     6,169,446
               Housing Finance
               Authority, Florida,
               Multifamily Revenue
               Bonds, Series 2000-5A
               (Sunset Bay Apartments
               Project), 6.050%,
               1/01/41 (Alternative
               Minimum Tax)

----------------------------------------------------------------------------------------
              Georgia - 2.6%

        5,000 City of Albany                         7/02 at 102       AAA     5,284,850
               (Georgia), Sewerage
               System Revenue Bonds,
               Series 1992, 6.625%,
               7/01/17
               (Pre-refunded to
               7/01/02)

        5,000 Development Authority of               1/04 at 101       AAA     5,425,700
               Appling County
               (Georgia), Pollution
               Control Revenue Bonds
               (Oglethorpe Power
               Corporation Hatch
               Project), Series 1994,
               7.150%, 1/01/21

        3,020 Development Authority of               9/05 at 102       AAA     3,162,091
               the City of Marietta,
               First Mortgage Revenue
               Bonds (Life College,
               Inc.), Series 1995A,
               5.950%, 9/01/19

        6,180 Marietta Development                   9/05 at 102       AAA     6,558,401
               Authority (Georgia),
               Refunding Revenue Bonds
               (First Mortgage - Life
               College), Series B,
               6.250%, 9/01/25

----------------------------------------------------------------------------------------
              Illinois - 11.5%

        2,500 City of Chicago                    7/02 at 101 1/2       AAA     2,636,375
               (Illinois), General
               Obligation Adjustable
               Rate Bonds (Central
               Public Library
               Project), Series C of
               1988, 6.850%, 1/01/17
               (Pre-refunded to
               7/01/02)

        5,000 City of Chicago, General               1/02 at 102       AAA     5,176,550
               Obligation Bonds,
               Series A of 1992,
               6.250%, 1/01/12 (Pre-
               refunded to 1/01/02)


--------------------------------------------------------------------------------
40

    Principal                                    Optional Call
 Amount (000) Description                          Provisions* Ratings**   Market Value
---------------------------------------------------------------------------------------
              Illinois (continued)

  $     9,590 Chicago School Reform               12/07 at 102       AAA $   10,014,262
               Board of Trustees of
               the Board of Education
               of the City of Chicago
               (Illinois), Unlimited
               Tax General Obligation
               Bonds, Series 1996,
               5.800%, 12/01/17

        9,000 City of Chicago                      1/10 at 101       AAA      9,031,680
               (Illinois), O'Hare
               International Airport,
               General Airport Second
               Lien Revenue Refunding
               Bonds, 1999 Series,
               5.500%, 1/01/18
               (Alternative Minimum
               Tax)

       12,800 Public Building                     12/03 at 102       AAA     13,738,112
               Commission of Chicago
               (Illinois), Building
               Revenue Bonds (Board of
               Education of the City
               of Chicago), Series A
               of 1993, 5.750%,
               12/01/18 (Pre-refunded
               to 12/01/03)

              Town of Cicero, Cook
              County (Illinois),
              General Obligation
              Corporate Purpose Bonds,
              Series 1994A:
        3,610  6.400%, 12/01/14 (Pre-             12/04 at 102       AAA      3,999,627
               refunded to 12/01/04)
        2,930  6.400%, 12/01/14                   12/04 at 102       AAA      3,191,356

              Community Consolidated
              School District Number
              21, Wheeling, Cook
              County (Illinois),
              General Obligation
              Capital Appreciation
              School Building Bonds,
              Series 2001:
        5,100  0.000%, 12/01/18 (WI,              No Opt. Call       Aaa      1,898,118
               settling 5/14/01)
        2,520  0.000%, 12/01/19 (WI,              No Opt. Call       Aaa        880,236
               settling 5/14/01)

        2,500 Community College                   No Opt. Call       AAA      3,047,625
               District No. 508, Cook
               County (Illinois),
               Certificates of
               Participation,
               8.750%, 1/01/07

        2,370 Board of Governors of                4/04 at 102       AAA      2,588,846
               State Colleges and
               Universities
               (Illinois), Eastern
               Illinois University,
               Auxiliary Facilities
               System Revenue Bonds,
               Series 1994A, 6.375%,
               4/01/16 (Pre-refunded
               to 4/01/04)

        6,500 Illinois Development                11/10 at 101       AAA      6,725,745
               Finance Authority,
               Revenue Bonds
               (Adventist Health
               System/Sunbelt
               Obligated Group),
               Remarketed Series
               1997A, 5.875%, 11/15/20

        1,455 Illinois Educational                 5/06 at 102       AAA      1,629,425
               Facilities Authority,
               Midwestern University,
               Revenue Refunding
               Bonds, Series 1996B,
               6.250%, 5/15/26 (Pre-
               refunded to 5/15/06)

        3,000 Illinois Health                      8/04 at 102       AAA      3,276,000
               Facilities Authority,
               Revenue Bonds (The
               University of Chicago
               Hospitals Project),
               Series 1994A, 6.125%,
               8/15/24 (Pre-refunded
               to 8/15/04)

        4,000 Illinois Health                     11/04 at 102       AAA      4,440,880
               Facilities Authority,
               Health Care Facilities
               Revenue Bonds
               (Northwestern Medical
               Faculty Foundation,
               Inc.), Series 1995,
               6.500%, 11/15/15 (Pre-
               refunded to 11/15/04)

              Illinois Health
               Facilities Authority,
               Revenue Bonds
               (Community Provider
               Pooled Loan Program):
          169  7.900%, 8/15/03                    No Opt. Call       AAA        180,169
          810  7.900%, 8/15/03                     8/01 at 100       AAA        812,940

        5,000 State of Illinois,                   8/04 at 102        AA      5,314,700
              General Obligation
              Bonds, Series of August
              1994, 5.875%, 8/01/19

              State of Illinois,
              General Obligation
              Bonds, Series of
              February 1995:
        3,065  6.100%, 2/01/19                     2/05 at 102       AAA      3,277,067
        5,545  6.100%, 2/01/20                     2/05 at 102       AAA      5,928,659

        4,645 City of Monmouth, Warren         12/09 at 26 3/4       Aaa        758,714
               County (Illinois),
               General Obligation
               Sewer Bonds,
               Series 1999B, 0.000%,
               12/01/29

        4,000 Regional Transportation              6/03 at 102       AAA      4,264,480
               Authority, Cook,
               DuPage, Kane, Lake,
               McHenry and Will
               Counties (Illinois),
               General Obligation
               Refunding Bonds, Series
               1993C, 5.850%, 6/01/23
               (Pre-refunded to
               6/01/03)

---------------------------------------------------------------------------------------
              Indiana - 7.1%

              Boone County, Indiana,
               Hospital Association
               Lease Revenue Bonds,
               Series 2001:
        3,190  5.500%, 1/15/21 (WI,                7/11 at 100       AAA      3,184,003
               settling 6/05/01)
        8,605  5.500%, 1/15/26 (WI,                7/11 at 100       AAA      8,518,176
               settling 6/05/01)

        5,000 Indiana Health Facility              5/02 at 102       AAA      5,205,100
               Financing Authority,
               Hospital Revenue
               Refunding and
               Improvement Bonds,
               Series 1992 (Community
               Hospitals Projects),
               6.400%, 5/01/12

        5,000 Indiana Municipal Power              1/03 at 102       AAA      5,301,350
               Agency, Power Supply
               System Revenue Bonds,
               1993 Series A, 6.125%, 1/01/19

              Indiana Housing Finance
               Authority, Single
               Family Mortgage Revenue
               Bonds, 1997 Series B-2:
        1,755  6.000%, 7/01/16                 1/07 at 101 1/2       Aaa      1,816,916
               (Alternative Minimum
               Tax)
       10,120  6.125%, 1/01/27                 1/07 at 101 1/2       Aaa     10,402,247
               (Alternative Minimum
               Tax)

        3,750 City of Indianapolis,                6/02 at 102       AAA      3,939,863
               Indiana, Gas Utility
               System Revenue Bonds,
               Series 1992A, 6.200%, 6/01/23
               (Pre-refunded to
               6/01/02)

        3,000 The Trustees of Ivy Tech             7/10 at 100       AAA      3,162,750
               State College, Ivy Tech
               State College Student
               Fee Bonds, Series F,
               5.875%, 7/01/17


--------------------------------------------------------------------------------
41

                 Portfolio of Investments
                 Nuveen Insured Municipal Bond Fund (continued)
                 April 30, 2001

    Principal                              Optional Call
 Amount (000) Description                    Provisions* Ratings** Market Value
-------------------------------------------------------------------------------
              Indiana (continued)

  $     4,950 Jasper County, Indiana,        7/01 at 102       AAA $  5,073,948
               Collateralized Pollution
               Control Refunding Revenue
               Bonds, Series 1991
               (Northern Indiana Public
               Service Company Project),
               7.100%, 7/01/17

        2,000 Hospital Authority of St.      8/01 at 102       AAA    2,061,100
               Joseph County, Indiana,
               Fixed Rate Hospital
               Revenue Refunding Bonds,
               Series 1991A (Memorial
               Hospital of South Bend
               Project), 7.000%, 8/15/20
               (Pre-refunded to 8/15/01)

        2,190 Shelby County Jail             7/02 at 102       AAA    2,314,042
               Building Corporation,
               Shelby County, Indiana,
               First Mortgage Bonds,
               6.500%, 7/15/09 (Pre-
               refunded to 7/15/02)

        3,690 Shelby Eastern Schools         7/09 at 102       AAA    3,968,927
               Building Corporation,
               Shelby County, Indiana,
               First Mortgage Bonds,
               Series 2000, 6.100%,
               7/15/20

        2,265 Southwest Allen Multi-         1/02 at 101       AAA    2,334,218
               School Building
               Corporation, Ft. Wayne,
               Indiana, First Mortgage
               Refunding Bonds, Series
               1992B, 6.375%, 1/15/09

-------------------------------------------------------------------------------
              Louisiana - 2.5%

        7,000 Louisiana Public               5/02 at 102       AAA    7,390,530
               Facilities Authority,
               Hospital Revenue
               Refunding Bonds (Southern
               Baptist Hospital
               Project), Series 1992,
               6.800%, 5/15/12 (Pre-
               refunded to 5/15/02)

              State of Louisiana,
               General Obligation Bonds,
               Series 1992-A:
        5,000  6.500%, 5/01/09               5/02 at 102       AAA    5,259,550
        2,000  6.500%, 5/01/12 (Pre-         5/02 at 102       AAA    2,103,820
               refunded to 5/01/02)

        4,750 Hospital Service District      2/04 at 102       AAA    4,931,878
               No. 1 of the Parish of
               Tangipahoa, State of
               Louisiana, Hospital
               Revenue Bonds, Series
               1994, 6.250%, 2/01/24

-------------------------------------------------------------------------------
              Maine - 2.7%

        6,750 Maine Health and Higher        7/05 at 102       AAA    6,949,598
               Educational Facilities
               Authority, Revenue Bonds,
               Series 1995A, 5.875%,
               7/01/25

        3,110 Maine Health and Higher        7/04 at 102       AAA    3,468,956
               Educational Facilities
               Authority, Revenue Bonds,
               Series 1994B, 7.000%,
               7/01/24 (Pre-refunded to
               7/01/04)

        9,635 Maine State Housing            5/06 at 102       AAA   10,091,025
               Authority, Mortgage
               Purchase Bonds, 1996
               Series B-2, 6.450%,
               11/15/26 (Alternative
               Minimum Tax)

              Town of Old Orchard Beach,
               Maine, 1992 General
               Obligation Bonds:
          750  6.650%, 9/01/09 (Pre-         9/02 at 103       AAA      803,565
               refunded to 9/01/02)
          500  6.650%, 9/01/10 (Pre-         9/02 at 103       AAA      535,710
               refunded to 9/01/02)

-------------------------------------------------------------------------------
              Massachusetts - 3.2%

        1,150 City of Haverhill,             6/02 at 102       AAA    1,218,770
               Massachusetts, General
               Obligation Municipal
               Purpose Loan of 1992,
               Series A, 7.000%, 6/15/12
               (Pre-refunded to 6/15/02)

        3,400 Massachusetts Health and       7/02 at 102       AAA    3,541,134
               Educational Facilities
               Authority, Revenue Bonds,
               New England Medical
               Center Hospitals Issue,
               Series F, 6.625%, 7/01/25

              Massachusetts Health and
              Educational Facilities
              Authority, Revenue Bonds,
              South Shore Hospital
              Issue, Series D:
        1,980  6.500%, 7/01/22 (Pre-         7/02 at 102       AAA    2,088,563
               refunded to 7/01/02)
        2,020  6.500%, 7/01/22               7/02 at 102       AAA    2,101,002

              Massachusetts Housing
               Finance Agency, Single
               Family Housing Revenue
               Bonds, Series 79:
        2,910  5.850%, 12/01/21             12/09 at 100       AAA    2,968,811
               (Alternative Minimum Tax)
        4,000  5.950%, 12/01/27             12/09 at 100       AAA    4,091,440
               (Alternative Minimum Tax)

        9,355 Massachusetts Housing          1/11 at 100       AAA    9,422,917
               Finance Agency, Rental
               Housing Mortgage Revenue
               Bonds, Series 2001A,
               5.800%, 7/01/30
               (Alternative Minimum Tax)

-------------------------------------------------------------------------------
              Michigan - 6.4%

       12,130 City of Bay City, County      No Opt. Call       AAA    3,945,768
               of Bay, State of
               Michigan, 1991 Street
               Improvement Bonds
               (General
               Obligation - Unlimited
               Tax), 0.000%, 6/01/21

        5,000 Caledonia Community            5/02 at 102       AAA    5,270,050
               Schools, Counties of
               Kent, Allegan and Barry,
               State of Michigan, 1992
               School Building, Site and
               Refunding Bonds (General
               Obligation - Unlimited
               Tax), 6.700%, 5/01/22
               (Pre-refunded to 5/01/02)

        2,500 Chelsea School District,       5/05 at 101       AAA    2,722,500
               Counties of Washtenaw and
               Jackson, State of
               Michigan, 1995 School
               Building and Site Bonds
               (General Obligation -
               Unlimited Tax), 6.000%,
               5/01/19


--------------------------------------------------------------------------------
42

    Principal                              Optional Call
 Amount (000) Description                    Provisions* Ratings** Market Value
-------------------------------------------------------------------------------
              Michigan (continued)

  $     2,000 City of Detroit,               7/01 at 102       AAA $  2,050,660
               Michigan, Sewage
               Disposal System Revenue
               Bonds, Series 1991,
               6.625%, 7/01/21
               (Pre-refunded to
               7/01/01)

              Michigan State Hospital
              Finance Authority,
              Revenue Bonds (Ascension
              Health Credit Group),
              Series 1999A:
       13,500  5.750%, 11/15/17             11/09 at 101       AAA   13,893,930
       13,675  6.125%, 11/15/26             11/09 at 101       AAA   14,287,093

        7,280 Michigan State Housing         4/07 at 102       AAA    7,454,720
               Development Authority,
               Rental Housing Revenue
               Bonds, 1997 Series A,
               6.100%, 10/01/33
               (Alternative Minimum
               Tax)

        2,000 Michigan Strategic Fund,      12/01 at 102       AAA    2,074,540
               Limited Obligation
               Refunding Revenue Bonds
               (The Detroit Edison
               Company Pollution
               Control Bonds Project),
               Collateralized Series
               1991DD, 6.875%,
               12/01/21

-------------------------------------------------------------------------------
              Minnesota - 1.3%

        9,675 City of St. Cloud,             5/10 at 101       Aaa   10,089,187
               Minnesota, Health Care
               Revenue Bonds (The
               Saint Cloud Hospital
               Obligated Group),
               Series 2000-A, 5.875%,
               5/01/30

-------------------------------------------------------------------------------
              Mississippi - 1.9%

        6,400 Medical Center                12/04 at 102       AAA    6,981,952
               Educational Building
               Corporation,
               Mississippi, Revenue
               Bonds, Series 1993
               (University of
               Mississippi Medical
               Center Project),
               5.900%, 12/01/23 (Pre-
               refunded to 12/01/04)

        7,450 Walnut Grove                  11/09 at 102       AAA    7,980,589
               Correctional Authority,
               Mississippi Department
               of Corrections,
               Certificates of
               Participation, Series
               1999, 6.000%, 11/01/19

-------------------------------------------------------------------------------
              Missouri - 1.1%

        7,950 St. Louis Municipal            2/06 at 102       AAA    8,406,410
               Finance Corporation,
               City Justice Center,
               Leasehold Revenue
               Improvement Bonds,
               Series 1996A (City of
               St. Louis, Missouri,
               Lessee), 5.950%,
               2/15/16

-------------------------------------------------------------------------------
              Nevada - 0.7%

        2,000 Clark County, Nevada,         10/02 at 102       AAA    2,127,920
               Industrial Development
               Refunding Revenue Bonds
               (Nevada Power Company
               Project), Series 1992C,
               7.200%, 10/01/22

        3,625 Clark County, Nevada,         12/09 at 102       AAA    3,808,860
               Industrial Development
               Revenue Bonds
               (Southwest Gas
               Corporation Project),
               Series 1999A, 6.100%,
               12/01/38 (Alternative
               Minimum Tax)
-------------------------------------------------------------------------------
              New Hampshire - 0.4%

        2,850 New Hampshire Higher           7/02 at 102       AAA    2,967,905
               Educational And Health
               Facilities Authority,
               Revenue Refunding
               Bonds, University
               System of New Hampshire
               Issue, Series 1992,
               6.250%, 7/01/20

-------------------------------------------------------------------------------
              New Mexico - 0.9%

        2,335 City of Albuquerque, New       8/01 at 100       AAA    2,353,283
               Mexico, Hospital System
               Revenue Bonds, 1992
               Series B (Presbyterian
               Healthcare Services),
               6.600%, 8/01/07

        4,445 City of Farmington, New       12/02 at 102       AAA    4,616,577
               Mexico, Pollution
               Control Revenue
               Refunding Bonds, 1992
               Series A (Public
               Service Company of New
               Mexico, San Juan and
               Four Corners Projects),
               6.375%, 12/15/22

-------------------------------------------------------------------------------
              New York - 6.0%

              Metropolitan
               Transportation
               Authority, New York,
               Commuter Facilities
               Revenue Bonds, Series
               1992B:
        4,955  6.250%, 7/01/17 (Pre-         7/02 at 102       AAA    5,220,291
               refunded to 7/01/02)
        6,925  6.250%, 7/01/22 (Pre-         7/02 at 102       AAA    7,295,765
               refunded to 7/01/02)

        5,000 Metropolitan               7/04 at 101 1/2       AAA    5,482,700
               Transportation
               Authority, New York,
               Commuter Facilities
               Revenue Bonds, Series
               1994A, 6.375%, 7/01/18
               (Pre-refunded to
               7/01/04)

        5,925 The City of New York,      8/02 at 101 1/2       AAA    6,253,719
               New York, General
               Obligation Bonds,
               Fiscal 1992 Series C,
               6.625%, 8/01/12
               (Pre-refunded to
               8/01/02)

              The City of New York,
               New York, General
               Obligation Bonds,
               Fiscal 1992 Series B:
          715  7.000%, 2/01/18 (Pre-     2/02 at 101 1/2       AAA      746,217
               refunded to 2/01/02)
        3,035  7.000%, 2/01/18           2/02 at 101 1/2       AAA    3,152,758

--------------------------------------------------------------------------------
43

                 Portfolio of Investments
                 Nuveen Insured Municipal Bond Fund (continued)
                 April 30, 2001

    Principal                              Optional Call
 Amount (000) Description                    Provisions* Ratings** Market Value
-------------------------------------------------------------------------------
              New York (continued)

              New York City Municipal
              Water Finance Authority,
              Water and Sewer System
              Revenue Bonds, Fiscal
              1992 Series A:
  $     3,010  6.750%, 6/15/16 (Pre-         6/01 at 101       AAA $  3,052,893
               refunded to 6/15/01)
          990  6.750%, 6/15/16               6/01 at 101       AAA    1,003,325
        2,330  6.750%, 6/15/16               6/01 at 101       AAA    2,361,362

              New York City Industrial
              Development Agency,
              Civic Facility Revenue
              Bonds (USTA National
              Tennis Center
              Incorporated Project):
        3,500  6.500%, 11/15/10             11/04 at 102       AAA    3,858,050
        3,000  6.600%, 11/15/11             11/04 at 102       AAA    3,311,490

        6,060 New York State Urban           1/09 at 101       AAA    6,409,177
               Development
               Corporation,
               Correctional Facilities
               Service Contract
               Revenue Bonds, Series
               C, 5.875%, 1/01/19

-------------------------------------------------------------------------------
              Ohio - 0.3%

        2,500 Dublin City School            12/02 at 102       AAA    2,653,550
               District, Franklin,
               Delaware and Union
               Counties, Ohio, Various
               Purpose School Building
               Construction and
               Improvement Bonds
               (General Obligation -
               Unlimited Tax),
               6.200%, 12/01/19 (Pre-
               refunded to 12/01/02)

-------------------------------------------------------------------------------
              Oklahoma - 2.4%

       31,005 The McAlester Public       2/09 at 31 1/32       Aaa    5,649,421
               Works Authority
               (Oklahoma), Utility
               System Refunding and
               Improvement
               Revenue Bonds, Series
               1999A, 0.000%, 2/01/30

        5,000 Oklahoma Industries            8/05 at 102       AAA    5,376,500
               Authority, Health
               System Revenue Bonds
               (Obligated Group
               Consisting of Baptist
               Medical Center of
               Oklahoma, Inc., South
               Oklahoma City Hospital
               Corporation and Baptist
               Rural Health System,
               Inc.), 6.250%, 8/15/12

        5,000 Oklahoma Industries            8/09 at 101       AAA    5,075,150
               Authority, Health
               System Revenue and
               Refunding Bonds
               (Obligated Group
               Consisting of INTEGRIS
               Baptist Medical Center,
               Inc., INTEGRIS South
               Oklahoma City Hospital
               Corporation and
               INTEGRIS Rural Health,
               Inc.), Series 1999A,
               5.750%, 8/15/29

              Trustees of the Tulsa
              Airport's Improvement
              Trust (Oklahoma), Tulsa
              International Airport
              General Revenue Bonds,
              Series 1999B:
        2,000  6.000%, 6/01/21               6/10 at 100       AAA    2,093,200
        1,000  6.125%, 6/01/26               6/10 at 100       AAA    1,053,230
               (Alternative Minimum
               Tax)

-------------------------------------------------------------------------------
              Oregon - 0.6%

        5,000 Forest Grove School            6/11 at 100       Aaa    4,779,100
               District No. 15,
               Washington County,
               Oregon, General
               Obligation Bonds,
               Series 2001, 5.000%,
               6/15/21

-------------------------------------------------------------------------------
              Pennsylvania - 2.9%

        3,000 North Penn Water              11/04 at 101       AAA    3,351,450
               Authority, Montgomery
               County, Pennsylvania,
               Water Revenue Bonds,
               Series of 1994, 7.000%,
               11/01/24 (Pre-refunded
               to 11/01/04)

        3,900 The Philadelphia              11/01 at 102       AAA    4,059,315
               Municipal Authority,
               Philadelphia,
               Pennsylvania, Justice
               Lease Revenue Bonds,
               1991 Series B, 7.125%,
               11/15/18 (Pre-refunded
               to 11/15/01)

       13,000 Washington County             No Opt. Call       AAA   14,482,650
               Authority, Washington
               County, Pennsylvania,
               Capital Funding Revenue
               Bonds (Capital Projects
               and Equipment
               Acquisition Program),
               Series of 1999, 6.150%,
               12/01/29

        1,000 Washington County              7/01 at 101       AAA    1,022,510
               Hospital Authority,
               Pennsylvania, Hospital
               Revenue Refunding Bonds
               (The Washington
               Hospital Project),
               Series A of 1990,
               7.150%, 7/01/17

-------------------------------------------------------------------------------
              Puerto Rico - 0.5%

        3,750 Commonwealth of Puerto     7/02 at 101 1/2       AAA    3,947,625
               Rico, Public
               Improvement Bonds of
               1992 (General
               Obligation Bonds),
               6.600%, 7/01/13 (Pre-
               refunded to 7/01/02)

-------------------------------------------------------------------------------
              Rhode Island - 1.4%

        4,000 City of Cranston, Rhode    7/01 at 101 1/2       AAA    4,091,440
               Island, General
               Obligation Bonds,
               7.200%, 7/15/11 (Pre-
               refunded to 7/15/01)

        3,130 Kent County Water              7/04 at 102       AAA    3,378,772
               Authority, Rhode
               Island, General Revenue
               Bonds, 1994 Series A,
               6.350%, 7/15/14

        1,000 Providence Housing             7/04 at 102       AAA    1,055,520
               Development
               Corporation,
               Providence, Rhode
               Island, Mortgage
               Revenue Refunding
               Bonds, Series 1994A
               (FHA-Insured Mortgage
               Loan - Barbara Jordan
               Apartments Project),
               6.650%, 7/01/15


--------------------------------------------------------------------------------
44

    Principal                                Optional Call
 Amount (000) Description                      Provisions* Ratings** Market Value
---------------------------------------------------------------------------------
              Rhode Island (continued)

  $     2,250 Rhode Island Depositors          8/02 at 102       AAA $  2,383,065
               Economic Corporation,
               Special Obligation Bonds,
               1992 Series A, 6.625%,
               8/01/19 (Pre-refunded to
               8/01/02)

---------------------------------------------------------------------------------
              South Carolina - 1.3%

              Charleston County, South
              Carolina, Charleston
              Public Facilities
              Corporation, Certificates
              of Participation, Series
              1994B:
        1,430  6.875%, 6/01/14 (Pre-           6/04 at 102       AAA    1,587,186
               refunded to 6/01/04)
        2,385  7.000%, 6/01/19 (Pre-           6/04 at 102       AAA    2,654,672
               refunded to 6/01/04)

        5,435 Greenville Memorial              3/06 at 102       AAA    5,942,683
               Auditorium District
               Public Facilities
               Corporation, South
               Carolina, Certificates of
               Participation (Bi-Lo
               Center Project), Series
               1996B, 5.750%, 3/01/22
               (Pre-refunded to 3/01/06)

---------------------------------------------------------------------------------
              Tennessee - 3.2%

        2,000 Memphis-Shelby County            3/10 at 101       AAA    2,092,800
               Airport Authority,
               Tennessee, Airport
               Revenue Bonds, Series
               1999D, 6.000%, 3/01/24
               (Alternative Minimum Tax)

              The Health, Educational
              and Housing Facilities
              Board of the City of
              Memphis, Tennessee,
              Multifamily Housing
              Revenue Bonds, Series
              2000A (Hickory Pointe
              Apartments Project):
        1,190  5.850%, 7/01/20                 7/10 at 102       Aaa    1,231,948
        5,155  5.950%, 7/01/31                 7/10 at 102       Aaa    5,341,869

       16,000 The Health and Educational      11/09 at 101       AAA   16,738,400
               Facilities Board of the
               Metropolitan Government
               of Nashville and Davidson
               County, Tennessee,
               Revenue Bonds, Series
               1999A (Ascension Health
               Credit Group), 6.000%,
               11/15/30

---------------------------------------------------------------------------------
              Texas - 5.7%

        3,000 Bexar County, Texas,             8/04 at 102       AAA    3,334,590
               Health Facilities
               Development Corporation,
               Hospital Revenue Bonds
               (Baptist Memorial
               Hospital System Project),
               Series 1994, 6.750%,
               8/15/19 (Pre-refunded to
               8/15/04)

        2,145 El Paso County Community         4/11 at 100       AAA    2,097,810
               College District, Texas,
               Combined Fee Revenue
               Refunding Bonds, Series
               2001, 5.100%, 4/01/20

        4,575 Harris County, Texas, Toll       8/02 at 102       AAA    4,844,742
               Road Senior Lien Revenue
               Refunding Bonds, Series
               1992A, 6.500%, 8/15/17
               (Pre-refunded to 8/15/02)

        1,000 Harris County Hospital          No Opt. Call       AAA    1,156,308
               District, Texas,
               Refunding Revenue Bonds,
               Series 1990, 7.400%, 2/15/10

          500 City of Houston, Texas,          7/01 at 100       AAA      503,025
               Hotel Occupancy Tax and
               Parking Facilities,
               Senior Lien Weekly
               Adjustable/Fixed Rate
               Revenue Bonds, Series
               1985, Custodial Receipts,
               Series A, 7.000%, 7/01/15
               (Pre-refunded to 7/01/01)

              Retama Development
              Corporation, Special
              Facilities Revenue Bonds
              (Retama Park Racetrack
              Project), Series 1993:
        9,715  8.750%, 12/15/18               No Opt. Call       AAA   13,712,237
        5,405  10.000%, 12/15/20              No Opt. Call       AAA    8,521,361

        5,000 Tarrant County Health           No Opt. Call       AAA    5,380,400
               Facilities Development
               Corporation, Hospital
               Revenue Refunding and
               Improvement Bonds (Fort
               Worth Osteopathic
               Hospital Inc. Project),
               Series 1993, 6.000%,
               5/15/21

        6,080 Texas Health Facilities          8/03 at 102       AAA    6,287,936
               Development Corporation,
               Hospital Revenue Bonds
               (All Saints Episcopal
               Hospitals of Fort Worth
               Project), Series 1993B,
               6.250%, 8/15/22

---------------------------------------------------------------------------------
              Utah - 1.5%

        5,000 Emery County, Utah,             11/03 at 102       AAA    5,031,900
               Pollution Control Revenue
               Refunding Bonds, Series
               1993A (Pacificorp
               Projects), 5.650%,
               11/01/23

        3,055 State of Utah, State            11/05 at 100       AAA    3,297,995
               Building Ownership
               Authority, Lease Revenue
               Bonds, Series 1995A
               (State Facilities Master
               Lease Program), 5.750%,
               5/15/18 (Pre-refunded to
               11/15/05)

        3,500 White City Water                 2/05 at 100       AAA    3,836,280
               Improvement District,
               Salt Lake County, Utah,
               General Obligation Water
               Bonds, Series 1995,
               6.600%, 2/01/25 (Pre-
               refunded to 2/01/05)

---------------------------------------------------------------------------------
              Vermont - 0.3%

        2,615 Vermont Housing Finance         11/09 at 100       AAA    2,738,559
               Agency, Single Family
               Housing Bonds, Series
               12A, 6.300%, 11/01/31
               (Alternative Minimum Tax)


--------------------------------------------------------------------------------
45

                Portfolio of Investments
                Nuveen Insured Municipal Bond Fund (continued)
                April 30, 2001

    Principal                             Optional Call
 Amount (000) Description                   Provisions* Ratings** Market Value
-------------------------------------------------------------------------------
              Virginia - 0.8%

  $     5,755 Industrial Development       10/10 at 101       AAA $  6,138,168
               Authority of the City of
               Alexandria, Virginia,
               Fixed Rate Revenue Bonds
               (Institute for Defense
               Analyses), Series 2000A,
               5.900%, 10/01/20

-------------------------------------------------------------------------------
              Washington - 5.5%

              Public Utility District
              No. 1 of Douglas County,
              Washington, Wells Hydro-
              Electric Revenue Bonds,
              Refunding Series 2000A:
        2,975  6.300%, 9/01/15              9/10 at 100       AAA    3,220,081
               (Alternative Minimum
               Tax)
        1,135  6.350%, 9/01/18              9/10 at 100       AAA    1,222,213
               (Alternative Minimum
               Tax)

        1,000 City of Marysville,          12/03 at 100       AAA    1,085,390
               Washington, Water and
               Sewer Revenue Bonds,
               Series 1991, 7.000%,
               12/01/11
               (Pre-refunded to
               12/01/03)

              Port of Seattle,
               Washington, Special
               Facility Revenue Bonds
               (Terminal 18 Project),
               Series 1999C:
        8,775  6.000%, 9/01/20              3/10 at 101       AAA    9,195,849
               (Alternative Minimum
               Tax)
        7,935  6.250%, 9/01/26              3/10 at 101       AAA    8,471,882
               (Alternative Minimum
               Tax)

        5,000 Public Utility District       1/04 at 102       AAA    5,062,049
               No. 1 of Snohomish
               County, Washington,
               Generation System
               Revenue Bonds, Series
               1993B, 5.800%, 1/01/24
               (Alternative Minimum
               Tax)

        7,825 Arlington School District    10/10 at 100       Aaa    8,119,376
               No. 16, Snohomish
               County, Washington,
               Unlimited Tax General
               Obligation Bonds, Series
               2000, 5.750%, 12/01/19

        5,000 Washington Public Power      No Opt. Call       AAA    5,266,299
               Supply System, Refunding
               Revenue Bonds (Nuclear
               Project No. 2), Series
               1993B, 5.400%, 7/01/05

        2,000 Bellingham School            12/04 at 100       AAA    2,163,159
               District No. 501,
               Whatcom County,
               Washington, Unlimited
               Tax General Obligation
               Bonds, Series 1994,
               6.125%, 12/01/13 (Pre-
               refunded to 12/01/04)

-------------------------------------------------------------------------------
              Wisconsin - 0.4%

        2,000 City of Superior,            No Opt. Call       AAA    2,388,379
               Wisconsin, Limited
               Obligation Refunding
               Revenue Bonds (Midwest
               Energy Resources Company
               Project), Series E-1991
               (Collateralized),
               6.900%, 8/01/21

        1,000 Three Lakes School            4/03 at 100       AAA    1,061,029
               District, General
               Obligation, 6.750%,
               4/01/12 (Pre-refunded to
               4/01/03)
-------------------------------------------------------------------------------
  $   869,059 Total Investments (cost $753,137,134) - 100.4%       804,040,266
     --------------------------------------------------------------------------
------------
              Other Assets Less Liabilities - (0.4)%                (3,562,229)
         ----------------------------------------------------------------------
              Net Assets - 100%                                   $800,478,037
         ----------------------------------------------------------------------

           All of the bonds in the portfolio are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Gov-ernment or U.S. Government agency securities, any of which ensure the timely payment of principal and interest.
         * Optional Call Provisions (not covered by the report of independent public accountants): Dates (month and year) and prices of the ear-liest optional call or redemption. There may be other call provi-sions at varying prices at later dates.
         ** Ratings (not covered by the report of independent public accoun-
            tants): Using the higher of Standard & Poor's or Moody's rating.
         (WI) Security purchased on a when-issued basis.



                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
46

                 Portfolio of Investments
                 Nuveen Intermediate Duration Municipal Bond Fund
                 April 30, 2001

    Principal                              Optional Call
 Amount (000) Description                    Provisions* Ratings** Market Value
-------------------------------------------------------------------------------
              Alabama - 0.3%

    $   6,750 City of Birmingham,            1/08 at 102       AA- $  5,936,895
               Alabama, Water and
               Sewer Revenue Warrants,
               Series 1998-A, 4.750%,
               1/01/29

        4,000 BMC Special Care              11/08 at 101       AAA    3,645,640
               Facilities Financing
               Authority of the City
               of Montgomery, Alabama,
               Revenue Bonds, Series
               1998-B (Baptist
               Health), 5.000%,
               11/15/29

-------------------------------------------------------------------------------
              Alaska - 0.3%

        9,355 Alaska Housing Finance        12/03 at 102       AAA    9,455,473
               Corporation,
               Collateralized Home
               Mortgage Bonds, 1990
               Series A,
               5.850%, 6/01/25

-------------------------------------------------------------------------------
              Arizona - 2.6%

       14,000 Arizona Health                No Opt. Call       BBB   14,189,560
               Facilities Authority,
               Revenue Bonds (Catholic
               Healthcare West), 1999
               Series A,
               6.125%, 7/01/09

        7,750 Arizona Board of               7/02 at 101        AA    7,916,625
               Regents, Arizona State
               University, System
               Revenue Refunding
               Bonds, Series 1992-A,
               5.750%, 7/01/12

              Salt River Project
              Agricultural Improvement
              and Power District,
              Arizona, Salt River
              Project Electric System
              Revenue Bonds, 1992
              Series C:
        6,450  6.250%, 1/01/19               1/02 at 102        AA    6,665,495
       10,850  5.500%, 1/01/28               1/02 at 100        AA   10,857,921

        9,935 Salt River Project             7/01 at 100        AA    9,938,279
               Agricultural
               Improvement and Power
               District, Arizona, Salt
               River Project Electric
               System Revenue Bonds,
               1973 Series A, 5.000%,
               1/01/10

       17,820 Salt River Project             1/04 at 100        AA   16,865,917
               Agricultural
               Improvement and Power
               District, Arizona,
               Electric System Revenue
               Refunding Bonds, 1993
               Series C, 4.750%,
               1/01/17

        6,000 The Industrial                 9/01 at 102       AAA    6,113,700
               Development Authority
               of the City of
               Scottsdale, Arizona,
               Hospital Revenue
               Refunding Bonds
               (Scottsdale Memorial
               Hospitals), Series
               1996A, 5.625%, 9/01/12

-------------------------------------------------------------------------------
              Arkansas - 0.6%

              Baxter County, Arkansas,
              Hospital Revenue
              Improvement Bonds,
              Series 1999B (Baxter
              County Regional
              Hospital):
          500  5.000%, 9/01/09              No Opt. Call       BBB      473,215
        2,500  5.625%, 9/01/28               9/09 at 100       BBB    2,287,100

        8,885 Jefferson County,              7/03 at 102         A    9,257,104
               Arkansas, Hospital
               Refunding Revenue
               Bonds, Series 1993,
               6.000%, 7/01/06

        4,000 Jefferson County,             12/02 at 102      BBB-    3,822,080
               Arkansas, Pollution
               Control Revenue
               Refunding Bonds, Series
               1997
               (Entergy Arkansas, Inc.
               Project), 5.600%,
               10/01/17

-------------------------------------------------------------------------------
              California - 13.0%

       21,220 California Health              7/04 at 102       AAA   21,319,310
               Facilities Financing
               Authority, Insured
               Health Facility
               Refunding Revenue Bonds
               (Catholic Healthcare
               West), 1994 Series A,
               5.000%, 7/01/14

              State of California,
              Department of Water
              Resources, Water System
              Revenue Bonds (Central
              Valley Project), Series
              L:
       15,515  5.700%, 12/01/16          6/03 at 101 1/2        AA   15,908,150
        8,000  5.750%, 12/01/19          6/03 at 101 1/2        AA    8,172,000
       12,250  5.500%, 12/01/23          6/03 at 101 1/2        AA   12,342,365

       21,000 State of California,          12/03 at 101        AA   19,272,540
               Department of Water
               Resources, Water System
               Revenue Bonds (Central
               Valley Project), Series
               M, 4.875%, 12/01/27

       12,000 State Public Works Board      11/04 at 102       Aaa   13,575,120
               of the State of
               California, Lease
               Revenue Bonds
               (Department of
               Corrections), 1994
               Series A (California
               State Prison, Monterey
               County (Soledad II)),
               7.000%, 11/01/19
               (Pre-refunded to
               11/01/04)

       38,795 California Statewide           7/03 at 102       AA-   38,278,251
               Communities Development
               Authority, Certificates
               of Participation, St.
               Joseph Health System
               Obligated Group,
               5.500%, 7/01/23

       15,725 Central Joint Powers           2/03 at 102      Baa1   14,807,289
               Health Financing
               Authority, Certificates
               of Participation
               (Community Hospital of
               Central California),
               Series 1993, 5.250%,
               2/01/13

        9,000 East Bay Municipal             6/03 at 102       AAA    8,652,150
               Utility District,
               Alameda and Contra
               Costa Counties,
               California, Water
               System Subordinated
               Revenue Refunding
               Bonds, Series 1993A,
               5.000%, 6/01/21


--------------------------------------------------------------------------------
47

                 Portfolio of Investments
                 Nuveen Intermediate Duration Municipal Bond Fund (continued) April 30, 2001

    Principal                               Optional Call
 Amount (000) Description                     Provisions* Ratings**  Market Value
---------------------------------------------------------------------------------
              California (continued)

    $  10,000 Foothill/Eastern                1/07 at 100       AAA $  11,055,600
               Transportation Corridor
               Agency, California,
               Toll Road Revenue
               Bonds, Series 1995A,
               6.000%, 1/01/34 (Pre-
               refunded to 1/01/07)

          555 La Mirada Redevelopment        No Opt. Call       N/R       554,845
               Agency, California,
               Community Facilities
               District No. 89-1, 1998
               Refunding Special Tax
               Bonds (Civic Theatre
               Project) (Tax Increment
               Contribution), 5.200%,
               10/01/06

       17,040 Los Angeles Convention          8/03 at 102       AAA    17,280,946
               and Exhibition Center
               Authority, California,
               Lease Revenue Bonds,
               1993 Refunding Series
               A, 5.125%, 8/15/13

       25,000 Department of Water and        No Opt. Call       Aa3    25,331,250
               Power of the City of
               Los Angeles,
               California, Electric
               Plant Revenue Bonds,
               Issue of 2000, 5.000%,
               2/15/02

       17,575 Department of Water and         4/02 at 102     AA***    18,457,617
               Power of the City of
               Los Angeles,
               California, Water Works
               Revenue Bonds, Issue of
               1992, 6.500%, 4/15/32
               (Cross-over refunded to
               4/15/02)

        3,000 The City of Los Angeles,        6/03 at 102       AAA     3,053,220
               California, Wastewater
               System Revenue Bonds,
               Series 1993B,
               5.700%, 6/01/23

       20,670 The City of Los Angeles,       11/03 at 102       AAA    20,365,118
               California, Wastewater
               System Revenue Bonds,
               Series 1993D,
               5.200%, 11/01/21

       15,750 Los Angeles County              7/03 at 102        AA    16,182,023
               Metropolitan
               Transportation
               Authority, California,
               Proposition A Sales Tax
               Revenue Refunding
               Bonds, Series 1993-A,
               5.500%, 7/01/13

              Los Angeles County
              Metropolitan Transit
              Authority, Proposition C
              Sales Tax Revenue Second
              Senior Bonds, Series
              1993-B:
       20,935  4.750%, 7/01/18                7/03 at 102       AAA    19,792,786
        8,000  5.250%, 7/01/23                7/03 at 102       AAA     7,880,880

       10,500 Los Angeles County             10/03 at 102        AA    10,743,705
               Sanitation Districts
               Financing Authority,
               Capital Projects
               Revenue Bonds, 1993
               Series A (Senior Ad
               Valorem Obligation
               Bonds), 5.375%,
               10/01/13

       31,360 Los Angeles County              7/02 at 102       Aaa    33,239,718
               Transportation
               Commission, California,
               Proposition C Sales Tax
               Revenue Second Senior
               Bonds, Series 1992-A,
               6.750%, 7/01/19 (Pre-
               refunded to 7/01/02)

        5,000 The Metropolitan Water          7/02 at 102        AA     5,048,000
               District of Southern
               California, Water
               Revenue Bonds, Issue of
               1992, 5.500%, 7/01/19

        4,000 County of San Diego,            9/09 at 101      Baa3     4,095,920
               California,
               Certificates of
               Participation (The
               Burnham Institute),
               6.250%, 9/01/29

        8,050 The Regents of the              9/02 at 102       AAA     8,588,465
               University of
               California, Refunding
               Revenue Bonds (Multiple
               Purpose Projects),
               Series A, 6.875%,
               9/01/16 (Pre-refunded
               to 9/01/02)

        4,195 Yuba County Water              No Opt. Call       Ba3     3,739,549
               Agency, California,
               Yuba River Development
               Revenue Bonds, Series
               A, 4.000%, 3/01/16

---------------------------------------------------------------------------------
              Colorado - 2.0%

        2,300 E-470 Public Highway       8/05 at 95 29/32       AAA     1,845,658
               Authority, Arapahoe
               County, Colorado,
               Capital Improvement
               Trust Fund Highway
               Revenue Bonds (E-470
               Project), Senior Bonds,
               Series C, 0.000%,
               8/31/06 (Pre-refunded
               to 8/31/05)

        1,000 Aurora Centretech              12/06 at 102       AA-     1,010,060
               Metropolitan District,
               Arapahoe County,
               Colorado, General
               Obligation Variable
               Rate Refunding Bonds,
               Series 1998C, 4.875%,
               12/01/28 (Mandatory put
               12/01/08)

          500 Colorado Health                12/05 at 102        A-       523,445
               Facilities Authority,
               Revenue Bonds (Covenant
               Retirement Communities
               Inc.), Series 1995,
               6.200%, 12/01/07

        2,000 Colorado Health                11/11 at 101      BBB+     1,968,620
               Facilities Authority,
               Hospital Revenue Bonds
               (PorterCare Adventist
               Health System Project),
               Series 2001, 6.500%,
               11/15/31

       15,420 Colorado Housing and           11/01 at 102       AAA    15,803,341
               Finance Authority,
               Single Family Housing
               Revenue Refunding
               Bonds, 1991 Series A,
               7.250%, 11/01/31

        6,845 City and County of             11/01 at 100       AAA     6,876,213
               Denver, Colorado,
               Airport Revenue Bonds,
               Series 1996D, 5.875%,
               11/15/16

        5,145 City and County of             11/01 at 102         A     5,366,235
               Denver, Colorado,
               Airport System Revenue
               Bonds, Series 1991A,
               8.875%, 11/15/12
               (Alternative Minimum
               Tax)

       16,820 City and County of             11/01 at 102         A    17,475,644
               Denver, Colorado,
               Airport System Revenue
               Bonds, Series 1991D,
               7.750%, 11/15/21
               (Alternative Minimum
               Tax)

       10,000 E-470 Public Highway           No Opt. Call       AAA     3,138,700
               Authority, Colorado,
               Senior Revenue Bonds,
               Series 1997B, 0.000%,
               9/01/21

          560 Eagle County Air               No Opt. Call       N/R       561,193
               Terminal Corporation,
               Revenue Bonds (Airport
               Terminal Project),
               Series 1996,
               6.750%, 5/01/06
               (Alternative Minimum
               Tax)


--------------------------------------------------------------------------------
48

    Principal                               Optional Call
 Amount (000) Description                     Provisions* Ratings** Market Value
--------------------------------------------------------------------------------
              Connecticut - 0.0%
    $     335 Eastern Connecticut             1/03 at 102       BBB $    330,906
               Resource Recovery
               Authority, Solid Waste
               Revenue Bonds
               (Wheelabrator Lisbon
               Project), Series 1993A,
               5.150%, 1/01/05
               (Alternative Minimum
               Tax)
--------------------------------------------------------------------------------
              Delaware - 0.0%
          500 Delaware Economic               5/07 at 102       BBB      496,350
               Development Authority,
               First Mortgage Revenue
               Bonds (Peninsula United
               Methodist Homes, Inc.
               Issue), Series 1997A,
               6.100%, 5/01/10
--------------------------------------------------------------------------------
              District of Columbia -
                1.8%
        1,900 District of Columbia,          No Opt. Call       AAA    2,111,831
               Washington, D.C.,
               General Obligation
               Refunding Bonds, Series
               1994A-1,
               6.000%, 6/01/11
       25,000 District of Columbia            5/11 at 101        A1   25,476,250
               Tobacco Settlement
               Financing Corporation,
               Tobacco Settlement
               Asset-Backed Bonds,
               Series 2001, 6.750%,
               5/15/40
       25,050 Washington Convention          10/08 at 100       AAA   22,006,676
               Center Authority,
               Washington, D.C.,
               Senior Lien Dedicated
               Tax Revenue Bonds,
               Series 1998, 4.750%,
               10/01/28
--------------------------------------------------------------------------------
              Florida - 2.5%
          300 Brevard County Housing          2/06 at 101       AAA      324,867
               Finance Authority,
               Florida, Multifamily
               Housing Revenue
               Refunding Bonds
               (Windover Oaks and
               Windover Health Club
               Apartments Projects),
               Series 1996A, 6.900%,
               2/01/27 (Mandatory put
               2/01/07)
          500 Dade County, Florida,          No Opt. Call       AAA      566,915
               Seaport Revenue
               Refunding Bonds, Series
               1995, 6.200%, 10/01/10
              Dade County, Florida,
               Special Obligation and
               Refunding Bonds, Series
               1996B:
          145  0.000%, 10/01/09          10/08 at 98 7/32       AAA       98,994
          190  0.000%, 10/01/09          10/08 at 98 7/32       AAA      126,036
          500 Duval County School             8/02 at 102       AAA      526,785
               District, Florida,
               General Obligation
               Refunding Bonds, Series
               1992, 6.300%, 8/01/08
          135 Escambia County Housing         4/07 at 102       Aaa      143,027
               Finance Authority,
               Florida, Single Family
               Mortgage Revenue Bonds
               (Multi-County Program),
               Series 1997A, 5.500%,
               4/01/08 (Alternative
               Minimum Tax)
          200 Escambia County,               11/02 at 102      BBB+      210,302
               Florida, Pollution
               Control Refunding
               Revenue Bonds (Champion
               International Project),
               Series 1992, 6.950%,
               11/01/07
          170 Florida Housing Finance        No Opt. Call       AAA      178,384
               Agency, Single Family
               Mortgage Revenue
               Refunding Bonds, Series
               1995A, 6.000%, 1/01/04
               (Alternative Minimum
               Tax)
          500 State of Florida,              No Opt. Call       AAA      660,235
               Broward County
               Expressway Authority,
               Full Faith and Credit
               Bonds, Series of 1984
               (General Obligation
               Bonds), 9.875%, 7/01/09
          200 Halifax Hospital Medical       No Opt. Call         A      191,758
               Center, Daytona Beach,
               Florida, Health Care
               Facilities Revenue
               Bonds (Halifax
               Management System, Inc.
               Project), 1998 Series
               A, 4.600%, 4/01/08
       32,000 Hillsborough County             5/02 at 103        A1   33,904,640
               Industrial Development
               Authority, Pollution
               Control Revenue
               Refunding Bonds (Tampa
               Electric Company
               Project), Series 1992,
               8.000%, 5/01/22
          150 Indian Trace Community          5/05 at 102       AAA      160,146
               Development District,
               Broward County,
               Florida, Water
               Management Special
               Benefit Refunding
               Bonds, Series 1995A,
               5.500%, 5/01/06
          165 Jacksonville Health            No Opt. Call      Baa2      164,951
               Facilities Authority,
               Florida, Tax Exempt
               Industrial Development
               Revenue Bonds (National
               Benevolent Association
               - Cypress Village
               Florida Project),
               Series 1996A, 5.850%,
               12/01/06
          400 Lee County, Florida,           No Opt. Call       AAA      438,592
               Capital Refunding
               Revenue Bonds, Series
               1997A, 5.750%, 10/01/11
          250 Hospital Board of               4/07 at 102       AAA      265,955
               Directors of Lee
               County, Florida, Fixed
               Rate Hospital Revenue
               Bonds (Lee Memorial
               Health System), 1997
               Series A, 5.400%,
               4/01/09
          200 City of Leesburg,               7/06 at 102         A      208,916
               Florida, Hospital
               Revenue Refunding Bonds
               (Leesburg Regional
               Medical Center
               Project), Series 1996A,
               5.600%, 7/01/08
          275 Orange County Housing           9/07 at 102       AAA      290,813
               Finance Authority,
               Single Family Mortgage
               Revenue Bonds (GNMA and
               Fannie Mae Mortgage
               Backed Securities
               Program), Series 1997B,
               5.400%, 9/01/09
               (Alternative Minimum
               Tax)
       25,675 Orlando, Florida,              10/01 at 100       Aa2   24,427,965
               Utilities Commission,
               Water and Electric
               Subordinated Revenue
               Bonds, Series 1989D,
               5.000%, 10/01/23
        2,995 Orlando, Florida,              10/01 at 100       Aa2    2,996,108
               Utilities Commission,
               Water and Electric
               Subordinated Revenue
               Bonds, Series 1991A,
               5.500%, 10/01/26


--------------------------------------------------------------------------------
49

                 Portfolio of Investments
                 Nuveen Intermediate Duration Municipal Bond Fund (continued) April 30, 2001

    Principal                              Optional Call
 Amount (000) Description                    Provisions* Ratings** Market Value
-------------------------------------------------------------------------------
              Florida (continued)

    $   1,000 Sanford Airport Authority,    No Opt. Call       N/R $  1,032,040
               Florida, Industrial
               Development Revenue Bonds
               (Central Florida
               Terminals Inc. Project),
               Series 1995A, 7.500%,
               5/01/06 (Alternative
               Minimum Tax)

          205 Sanford Airport Authority,    No Opt. Call       N/R      205,461
               Florida, Industrial
               Development Revenue Bonds
               (Central Florida
               Terminals Inc. Project),
               Series 1997C, 6.750%,
               5/01/05

          200 Sarasota County, Florida,     No Opt. Call       N/R      198,292
               Health Facilities
               Authority, Health
               Facilities Revenue
               Refunding Bonds
               (Sunnyside Properties
               Project), Series 1995,
               5.500%, 5/15/05

        1,100 The Elderly Housing            7/01 at 103       N/R    1,136,454
               Corporation of Sarasota
               Inc., First Mortgage
               Revenue Bonds (Elderly
               Housing Project for the
               Sarasota Housing
               Authority), Series 1978,
               7.500%, 7/01/09

-------------------------------------------------------------------------------
              Hawaii - 0.3%

        8,000 Department of Budget and       7/01 at 102       AAA    8,214,880
               Finance of the State of
               Hawaii, Special Purpose
               Revenue Bonds, Kapiolani
               Health Care System
               Obligated Group (Pali
               Momi Medical Center
               Project), Series 1991,
               7.650%, 7/01/19 (Pre-
               refunded to 7/01/01)

-------------------------------------------------------------------------------
              Illinois - 20.0%

        2,000 Community Unit School         No Opt. Call       Aaa    1,039,200
               District Number 100,
               Boone, McHenry and DeKalb
               Counties, Illinois,
               Belvidere Capital
               Appreciation School
               Bonds, Series 1997,
               0.000%, 12/01/13

        7,880 City of Chicago, General       1/04 at 102       AAA    7,806,007
               Obligation Bonds, Series
               1993, 5.250%, 1/01/18

        2,000 City of Chicago, Illinois,    No Opt. Call       AAA    1,022,020
               General Obligation Bonds
               (City Colleges of Chicago
               Capital Improvement
               Project), Series 1999,
               0.000%, 1/01/14

       14,845 Chicago Metropolitan           7/02 at 102        AA   15,338,596
               Housing Development
               Corporation, Housing
               Development Revenue
               Refunding Bonds (FHA-
               Insured Mortgage Loans -
                Section 8 Assisted
               Projects), Series 1992B,
               6.900%, 7/01/22

        7,965 City of Chicago, Motor         1/03 at 101       AAA    7,790,328
               Fuel Tax Revenue Bonds,
               Refunding Series 1993,
               5.000%, 1/01/16

          500 Chicago O'Hare                No Opt. Call      Baa2      453,330
               International Airport,
               Illinois, Special
               Facilities Revenue Bonds
               (United Airlines), Series
               1999B, 5.200%, 4/01/11
               (Alternative Minimum Tax)

       22,010 City of Chicago, Illinois,     1/04 at 102       AAA   21,177,362
               O'Hare International
               Airport, General Airport
               Second Lien Revenue
               Refunding Bonds, 1993
               Series C, 5.000%, 1/01/18

       61,250 City of Chicago, Illinois,     1/04 at 102        A+   59,055,413
               O'Hare International
               Airport, General Revenue
               Refunding Bonds, 1993
               Series A, 5.000%, 1/01/16

        3,205 City of Chicago, Illinois,     1/06 at 102       AAA    3,159,553
               Wastewater Transmission
               Revenue Bonds, Series
               1995, 5.000%, 1/01/15

       22,335 City of Chicago, Illinois,    11/06 at 102       AAA   22,006,899
               Water Revenue Bonds,
               Series 1995, 5.000%,
               11/01/15

       30,380 The County of Cook,           11/03 at 100       AAA   28,560,846
               Illinois, General
               Obligation Bonds, Series
               1993A, 5.000%, 11/15/23

       17,300 DuPage Water Commission,       3/02 at 100       AAA   17,448,088
               DuPage, Cook and Will
               Counties, Illinois,
               General Obligation Water
               Refunding Bonds, Series
               1992, 5.750%, 3/01/11

       11,350 DuPage Water Commission,       5/03 at 102       Aa1   11,466,111
               DuPage, Cook and Will
               Counties, Illinois, Water
               Refunding Revenue Bonds,
               Series 1993, 5.250%,
               5/01/14

        1,000 Illinois Development          No Opt. Call       BBB      937,070
               Finance Authority,
               Adjustable Rate Solid
               Waste Disposal Revenue
               Bonds (Waste Management
               Inc. Project), Series
               1997, 5.050%, 1/01/10
               (Alternative Minimum Tax)

        5,000 Illinois Development          No Opt. Call       Aaa    2,237,550
               Finance Authority, Local
               Government Program
               Revenue Bonds (Elgin
               School District Number U-
               46 Project), Series 2001,
               0.000%, 1/01/16

          225 Illinois Development           8/08 at 100      Baa2      226,465
               Finance Authority,
               Economic Development
               Revenue Bonds (The Latin
               School of Chicago
               Project), Series 1998,
               5.250%, 8/01/09

       17,075 Illinois Educational           7/03 at 102       Aa1   17,186,329
               Facilities Authority,
               Revenue Refunding Bonds
               (The University of
               Chicago), Series 1993B,
               5.600%, 7/01/24

       57,600 Illinois Health Facilities     8/04 at 102       AA+   58,465,728
               Authority, Revenue Bonds
               (Northwestern Memorial
               Hospital), Series 1994A,
               6.000%, 8/15/24

        6,115 Illinois Health Facilities    10/03 at 102        A-    6,450,714
               Authority, Revenue
               Refunding Bonds (Illinois
               Masonic Medical Center),
               Series 1993, 5.500%,
               10/01/19

       10,000 Illinois Health Facilities    10/02 at 102       AAA   10,252,800
               Authority, Revenue Bonds
               (Highland Park Hospital),
               Series 1992,
               6.200%, 10/01/22


--------------------------------------------------------------------------------
50

    Principal                              Optional Call
 Amount (000) Description                    Provisions* Ratings** Market Value
-------------------------------------------------------------------------------
              Illinois (continued)

    $  34,120 Illinois Health Facilities    11/03 at 102       AAA $ 33,779,141
               Authority, Revenue Bonds
               (Rush-Presbyterian-St.
               Luke's Medical Center
               Obligated Group), Series
               1993, 5.500%, 11/15/25

        1,500 Illinois Health Facilities    11/08 at 101       AAA    1,380,285
               Authority, Revenue Bonds
               (Rush-Presbyterian-St.
               Luke's Medical Center
               Obligated Group), Series
               1998A, 5.000%, 11/15/24

        7,275 Illinois Health Facilities     3/04 at 102       AAA    7,822,153
               Authority, Revenue Bonds
               (Southern Illinois
               Hospital Services),
               Series 1994, 5.850%,
               3/01/14 (Pre-refunded to
               3/01/04)

        1,000 Illinois Health Facilities    No Opt. Call        B2      751,470
               Authority, Revenue Bonds
               (Mercy Hospital and
               Medical Center Project),
               Series 1996, 6.000%,
               1/01/06

        8,000 Iliinois Health Facilities     2/06 at 102       AAA    8,253,040
               Authority, FHA-Insured
               Mortgage Revenue Bonds
               (Sinai Health System),
               Series 1996, 6.000%,
               2/15/24

              Illinois Health Facilities
               Authority, Revenue Bonds
               (Centegra Health System),
               Series 1998:
          500  5.500%, 9/01/09               9/08 at 101        A-      498,145
          500  5.500%, 9/01/10               9/08 at 101        A-      494,750

        1,000 Illinois Health Facilities    11/08 at 101       AAA    1,042,510
               Authority, Revenue
               Refunding Bonds (The
               Methodist Medical Center
               of Illinois), Series
               1998, 5.500%, 11/15/12

          500 Illinois Health Facilities     8/07 at 101        A-      509,330
               Authority, Revenue Bonds
               (Victory Health Service),
               Series 1997A, 5.750%,
               8/15/08

        8,000 Illinois Health Facilities    11/09 at 101         A    7,994,400
               Authority, Revenue Bonds
               (OSF Healthcare System),
               Series 1999,
               6.250%, 11/15/29

        9,025 Illinois Health Facilities     5/10 at 101        A3    9,645,379
               Authority, Revenue Bonds
               (Condell Medical Center),
               Series 2000, 7.000%,
               5/15/22

       15,100 State of Illinois, Full       10/02 at 102        AA   15,912,078
               Faith and Credit General
               Obligation Bonds, Series
               of March 1992, 6.200%,
               10/01/04

       10,000 State of Illinois, Full        4/03 at 102        AA   10,165,900
               Faith and Credit General
               Obligation Bonds, Series
               of April 1993, 5.700%,
               4/01/18

              State of Illinois, Full
               Faith and Credit General
               Obligation Bonds, Series
               of August 1992:
        7,695  5.875%, 6/01/10 (Pre-         6/02 at 102     AA***    8,057,511
               refunded to 6/01/02)
        7,055  5.875%, 6/01/10               6/02 at 102        AA    7,358,294
        2,610  5.875%, 6/01/11 (Pre-         6/02 at 102     AA***    2,732,957
               refunded to 6/01/02)
        2,390  5.875%, 6/01/11               6/02 at 102        AA    2,492,746

              State of Illinois, General
               Obligation Bonds
               (Illinois FIRST), Series
               of June 2000:
        5,500  5.500%, 6/01/02              No Opt. Call        AA    5,631,670
        4,500  5.500%, 6/01/03              No Opt. Call        AA    4,671,585

       14,200 State of Illinois, Build       6/03 at 102       AAA   14,159,388
               Illinois Bonds (Sales Tax
               Revenue Bonds), Series S,
               5.250%, 6/15/18

       22,320 State of Illinois, Build       6/01 at 100       AAA   22,392,540
               Illinois Bonds (Sales Tax
               Revenue Bonds), Series O,
               6.000%, 6/15/18

              The Illinois State Toll
               Highway Authority, Toll
               Highway Priority Revenue
               Bonds, 1992 Series A:
       20,000  6.450%, 1/01/13 (Pre-         1/03 at 102       AAA   21,340,200
               refunded to 1/01/03)
        8,805  6.200%, 1/01/16 (Pre-         1/03 at 102       AAA    9,359,627
               refunded to 1/01/03)

       43,180 Metropolitan Pier and          6/03 at 102       Aaa   46,637,423
               Exposition Authority,
               Illinois, McCormick Place
               Expansion Project Bonds,
               Series 1992A, 6.500%,
               6/15/27 (Pre-refunded to
               6/15/03)

        7,500 Regional Transportation        6/03 at 102       AAA    7,988,400
               Authority, Cook, DuPage,
               Kane, Lake, McHenry and
               Will Counties, Illinois,
               General Obligation
               Refunding Bonds, Series
               1993C, 5.800%, 6/01/13
               (Pre-refunded to 6/01/03)

       11,215 Forest Preserve District      No Opt. Call       AAA    4,191,158
               of Will County, Illinois,
               General Obligation Bonds,
               Series 1999B, 0.000%,
               12/01/18

        1,410 The Elderly Housing            9/01 at 101         A    1,432,884
               Corporation of Zion,
               Illinois, Housing
               Development Revenue Bonds
               (Dell-Zion Associates -
                Section 8 Assisted
               Project), Series 1978,
               7.750%, 3/01/10

-------------------------------------------------------------------------------
              Indiana - 3.7%

        6,835 Duneland School Building       8/07 at 101       AAA    7,397,862
               Corporation, First
               Mortgage Bonds, Series
               1997, 5.450%, 8/01/15
               (Pre-refunded to 8/01/07)

          500 Indiana Bond Bank,             2/07 at 102       AA-      531,970
               Hendricks County
               Redevelopment Authority,
               Special Program Bonds,
               Series 1997B (Pittboro
               Project), 5.750%, 2/01/08

       11,590 Indiana Health Facility        9/02 at 102       AAA   12,700,902
               Financing Authority,
               Hospital Revenue
               Refunding Bonds, Series
               1992A (Methodist Hospital
               of Indiana Inc.), 5.750%,
               9/01/11


--------------------------------------------------------------------------------
51

                 Portfolio of Investments
                 Nuveen Intermediate Duration Municipal Bond Fund (continued) April 30, 2001

    Principal                              Optional Call
 Amount (000) Description                    Provisions* Ratings** Market Value
-------------------------------------------------------------------------------
              Indiana (continued)

    $  49,600 Indiana Health Facilities     11/05 at 100       Aaa $ 52,766,464
               Financing Authority,
               Hospital Revenue Bonds,
               Series 1993 (Daughters of
               Charity), 5.750%,
               11/15/22 (Pre-refunded to
               11/15/05)

       10,100 Indiana State Office          12/01 at 102    Aa2***   10,487,234
               Building Commission,
               Revenue Bonds, Series
               1991 (Correctional
               Facilities Program),
               6.375%, 7/01/16 (Pre-
               refunded to 12/01/01)

        2,750 The Indianapolis Local         2/03 at 102        AA    2,926,660
               Public Improvement Bond
               Bank, Revenue Bonds,
               Series 1992D Refunding,
               6.750%, 2/01/20

       12,500 The Indianapolis Local         1/03 at 102       AAA   13,011,375
               Public Improvement Bond
               Bank, Revenue Bonds,
               Series 1993A Refunding,
               6.000%, 1/10/18

        2,320 Southwind Housing Inc.,        5/01 at 100    N/R***    2,657,815
               Evansville, Indiana,
               First Mortgage Revenue
               Bonds, Series 1978A,
               7.125%, 11/15/21

-------------------------------------------------------------------------------
              Iowa - 0.3%

        3,815 City of Davenport, Iowa,       7/02 at 100       AAA    4,029,594
               Hospital Facility Revenue
               Bonds (Mercy Hospital
               Project), Series 1992,
               6.625%, 7/01/14 (Pre-
               refunded to 7/01/02)

        2,885 Iowa Housing Finance           8/01 at 100       Aaa    2,891,837
               Authority, Single Family
               Mortgage Bonds, 1977
               Series A, 5.875%, 8/01/08

-------------------------------------------------------------------------------
              Kansas - 0.0%

          420 Lenexa, Kansas,                2/03 at 102        AA      432,382
               Multifamily Housing
               Revenue Refunding Bonds
               (Barrington Park
               Apartments Project),
               Series 1993A, 6.200%,
               2/01/08

-------------------------------------------------------------------------------
              Kentucky - 4.1%

        1,000 City of Ashland, Kentucky,    No Opt. Call      Baa2    1,030,540
               Pollution Control Revenue
               Refunding Bonds (Ashland
               Inc. Project), Series
               1999, 5.700%, 11/01/09

       34,500 County of Carroll,             9/02 at 102        A1   36,510,315
               Kentucky, Collateralized
               Pollution Control Revenue
               Bonds (Kentucky Utilities
               Company Project), 1992
               Series A, 7.450%, 9/15/16

       27,420 Kenton County Airport          2/02 at 102      BBB-   28,348,990
               Board, Commonwealth of
               Kentucky, Special
               Facilities Revenue Bonds
               (Delta Airlines Inc.
               Project), 1992 Series A,
               7.125%, 2/01/21
               (Alternative Minimum Tax)

          300 Kentucky Housing               7/01 at 102       AAA      301,881
               Corporation, Housing
               Revenue Bonds (FHA-
               Insured/VA Guaranteed),
               1991 Series A, 7.250%,
               1/01/17

              Kentucky Housing
              Corporation, Housing
              Revenue Bonds (Federally
              Insured or Guaranteed
              Mortgage Loans), 1993
              Series B:
       17,100  5.300%, 7/01/10               1/04 at 102       AAA   17,507,322
       13,400  5.400%, 7/01/14               1/04 at 102       AAA   13,533,062

       16,980 The Turnpike Authority of      7/01 at 100       Aa3   16,987,471
               Kentucky, Resource
               Recovery Road Revenue
               Refunding Bonds, 1987
               Series A, 5.000%, 7/01/08

-------------------------------------------------------------------------------
              Louisiana - 0.0%

          265 Louisiana Public               9/02 at 102       Aaa      275,640
               Facilities Authority,
               Student Loan Revenue
               Bonds (Senior), Series
               1992A-2, 6.600%, 3/01/03
               (Alternative Minimum Tax)

-------------------------------------------------------------------------------
              Maine - 0.9%

              Maine State Housing
               Authority, Mortgage
               Purchase Bonds, 1994
               Series A:
       13,650  5.650%, 11/15/20              2/04 at 102        AA   13,769,574
       10,000  5.700%, 11/15/26              2/04 at 102        AA   10,078,400

-------------------------------------------------------------------------------
              Maryland - 0.1%

        2,215 Community Development          1/07 at 102       Aa2    2,306,258
               Administration, Maryland
               Department of Housing and
               Community Development,
               Housing Revenue Bonds,
               Series 1996A, 5.875%,
               7/01/16

          500 Maryland Health and Higher     1/07 at 102        A-      524,910
               Educational Facilities
               Authority, Refunding
               Revenue Bonds,
               Pickersgill Issue, Series
               1997A, 5.750%, 1/01/08

-------------------------------------------------------------------------------
              Massachusetts - 1.9%

          800 Massachusetts Health and       7/08 at 101         A      799,648
               Educational Facilities
               Authority, Revenue Bonds,
               Massachusetts Eye and Ear
               Infirmary Issue, Series
               B, 5.250%, 7/01/10


--------------------------------------------------------------------------------
52

    Principal                              Optional Call
 Amount (000) Description                    Provisions* Ratings** Market Value
-------------------------------------------------------------------------------
              Massachusetts (continued)

    $     265 Massachusetts Health and       7/09 at 101      Baa3 $    249,537
               Educational Facilities
               Authority, Revenue Bonds,
               Lasell College Issue,
               Series A, 5.100%, 7/01/11

              Massachusetts Water
               Resources Authority,
               General Revenue Refunding
               Bonds, 1993 Series B:
       14,890  5.250%, 3/01/13               3/03 at 102        AA   15,066,595
       10,795  5.000%, 3/01/22               3/03 at 100        AA   10,277,488

              Massachusetts Water
               Resources Authority,
               General Revenue Bonds,
               1993 Series C:
       12,705  5.250%, 12/01/20 (Pre-       12/04 at 102       Aaa   13,607,563
               refunded to 12/01/04)
       13,345  5.250%, 12/01/20             12/04 at 102        AA   13,191,533

-------------------------------------------------------------------------------
              Michigan - 6.9%

       15,000 School District of the         5/06 at 102       AAA   16,409,850
               City of Detroit, Wayne
               County, Michigan, School
               Building and Site
               Improvement Bonds
               (Unlimited Tax - General
               Obligation), Series
               1996A, 5.700%, 5/01/25
               (Pre-refunded to 5/01/06)

       10,000 School District of the         5/09 at 101       AAA    8,884,700
               City of Detroit, Wayne
               County, Michigan, School
               Building and Site
               Improvement Bonds
               (Unlimited Tax - General
               Obligation), Series
               1998A, 4.750%, 5/01/28

        3,370 Michigan Higher Education      5/08 at 100        AA    3,287,368
               Facilities Authority,
               Limited Obligation
               Revenue and Revenue
               Refunding Bonds, Series
               1998C (Aquinas College
               Project), 5.125%, 5/01/16

              State Building Authority,
               State of Michigan, 1991
               Revenue Refunding Bonds,
               Series I:
        5,575  6.750%, 10/01/11             10/01 at 102       AA+    5,761,261
       10,000  6.250%, 10/01/20             10/01 at 102       AA+   10,243,000

              State Building Authority,
               State of Michigan, 1998
               Revenue Bonds, Series I
               (Facilities Program):
       14,080  4.750%, 10/15/17             10/09 at 100       AA+   13,208,307
        8,650  4.750%, 10/15/21             10/09 at 100       AA+    7,827,472

              Michigan State Hospital
              Finance Authority,
              Hospital Revenue and
              Refunding Bonds (The
              Detroit Medical Center
              Obligated Group), Series
              1993B:
       19,585  5.750%, 8/15/13               8/04 at 102      BBB-   17,601,431
       70,230  5.500%, 8/15/23               8/04 at 102      BBB-   55,823,018

        3,000 Michigan State Hospital       10/05 at 100       AAA    3,436,380
               Finance Authority,
               Hospital Revenue
               Refunding Bonds (Genesys
               Health System Obligated
               Group), Series 1995A,
               7.500%, 10/01/27 (Pre-
               refunded to 10/01/05)

        1,000 Michigan State Hospital       No Opt. Call       BBB    1,004,360
               Finance Authority, Alma,
               Michigan, Hospital
               Revenue Refunding Bonds
               (Gratiot Community
               Hospital), Series 1995,
               6.100%, 10/01/07

        1,000 Michigan State Hospital       No Opt. Call       Aaa    1,077,810
               Finance Authority,
               Hospital Revenue and
               Refunding Bonds (Genesys
               Regional Medical Center
               Obligated Group), Series
               1998A, 5.500%, 10/01/08

       12,080 Michigan State Housing         4/04 at 102       AAA   12,291,521
               Development Authority,
               Rental Housing Revenue
               Bonds, 1994 Series B,
               5.700%, 4/01/12

              State of Michigan, State
               Trunk Line Fund Bonds,
               Series 1992A:
       11,645  5.500%, 10/01/21 (Pre-       10/02 at 100     AA***   11,983,986
               refunded to 10/01/02)
        3,955  5.500%, 10/01/21             10/02 at 100        AA    3,962,000

          215 Michigan Strategic Fund,      No Opt. Call      BBB+      200,711
               Limited Obligation
               Revenue Bonds, Series
               1998 (Clark Retirement
               Community Inc. Project),
               4.900%, 6/01/08

       16,805 Hospital Finance Authority     1/04 at 102       AAA   16,727,193
               of the City of St.
               Joseph, Revenue Refunding
               Bonds (Mercy Memorial
               Medical Center Obligated
               Group), Series 1993,
               5.250%, 1/01/16

-------------------------------------------------------------------------------
              Minnesota - 0.6%

        1,090 Minnesota Housing Finance      8/01 at 100       Aa1    1,091,777
               Agency, Housing
               Development Bonds, 1977
               Series A, 6.250%, 2/01/20

        7,955 Minnesota Housing Finance      2/05 at 102       AAA    8,263,415
               Agency, Rental Housing
               Bonds, 1995 Series D,
               5.800%, 8/01/11

          950 Housing and Redevelopment     No Opt. Call      BBB+      902,320
               Authority of the City of
               Saint Paul, Minnesota,
               Health Care Revenue Bonds
               (Regions Hospital
               Project), Series 1998,
               5.000%, 5/15/09

        5,000 White Earth Band of           No Opt. Call         A    5,127,250
               Chippewa Indians, Revenue
               Bonds, Series 2000A,
               7.000%, 12/01/11

-------------------------------------------------------------------------------
              Mississippi - 0.3%

        8,660 Mississippi Business          10/03 at 102      BBB-    7,870,728
               Finance Corporation,
               Pollution Control Revenue
               Refunding Bonds (System
               Energy Resources Inc.
               Project), Series 1998,
               5.875%, 4/01/22


--------------------------------------------------------------------------------
53

                 Portfolio of Investments
                 Nuveen Intermediate Duration Municipal Bond Fund (continued) April 30, 2001

    Principal                              Optional Call
 Amount (000) Description                    Provisions* Ratings** Market Value
-------------------------------------------------------------------------------
              Mississippi (continued)

    $     500 Perry County, Mississippi,     3/12 at 100      Baa3 $    462,570
               Pollution Control
               Refunding Revenue Bonds
               (Leaf River Forest
               Project), Series 1999,
               5.200%, 10/01/12

-------------------------------------------------------------------------------
              Missouri - 0.6%

              The Industrial Development
              Authority of the City of
              Kansas City, Missouri,
              Retirement Facility
              Refunding and Improvement
              Revenue Bonds, Series
              1998A (Kingswood Project):
          900  5.375%, 11/15/09             11/08 at 102       N/R      829,134
        3,650  5.800%, 11/15/17             11/08 at 102       N/R    3,016,178

        5,670 Missouri Housing               9/01 at 101       AA+    5,753,689
               Development Commission,
               Housing Development
               Bonds, Series B 1979
               (Federally Insured
               Mortgage Bonds), 7.000%,
               9/15/22

          300 Health and Educational         2/07 at 102       N/R      294,663
               Facilities Authority of
               the State of Missouri,
               Health Facilities Revenue
               Bonds, Series 1997
               (Lutheran Senior
               Services), 5.550%,
               2/01/09

          350 The Industrial Development    12/02 at 102       N/R      359,937
               Authority of the City of
               St. Louis, Missouri,
               Industrial Revenue
               Refunding Bonds, Series
               1992 (Kiel Center
               Multipurpose Arena
               Project), 7.625%,
               12/01/09 (Alternative
               Minimum Tax)

              The City of St. Louis,
              Missouri, Letter of Intent
              Double Revenue Bonds,
              Series 2000 (Lambert-St.
              Louis International
              Airport Project):
        2,000  6.000%, 1/01/04              No Opt. Call      BBB-    2,050,000
        4,465  6.000%, 1/01/07               7/03 at 101      BBB-    4,563,185
        1,000  6.125%, 1/01/09               7/03 at 101      BBB-    1,021,790

-------------------------------------------------------------------------------
              Montana - 0.2%

        6,325 Montana Health Facility        6/06 at 102      BBB-    5,845,312
               Authority, Health Care
               Revenue Bonds, Series
               1996 (Community Medical
               Center Inc.), 6.375%,
               6/01/18

-------------------------------------------------------------------------------
              Nebraska - 0.5%

        1,000 American Public Energy        No Opt. Call       AAA      937,030
               Agency, Gas Supply
               Revenue Bonds (Nebraska
               Public Gas Agency -
               Western A Project), 1999
               Series A, 4.375%, 6/01/10

       12,375 Consumers Public Power         7/01 at 100        A+   12,389,231
               District, Nebraska,
               Nuclear Facility Revenue
               Bonds, 1968 Series,
               5.100%, 1/01/03

        1,000 Energy America, Nebraska,     No Opt. Call       N/R      978,530
               Natural Gas Revenue
               Bonds, 1998 Series A,
               5.700%, 7/01/08

-------------------------------------------------------------------------------
              Nevada - 0.4%

        1,990 City of Henderson, Nevada,     5/09 at 103       N/R    1,876,371
               Local Improvement
               District No. T-4C (Green
               Valley Properties),
               Senior Limited Obligation
               Refunding Bonds, 1999
               Series A, 5.900%,
               11/01/18

        8,630 City of Reno, Nevada,          5/03 at 102       AAA    8,899,688
               Insured Hospital Revenue
               Bonds (St. Mary's
               Regional Medical Center),
               Series 1993A, 5.800%,
               5/15/13

-------------------------------------------------------------------------------
              New Hampshire - 0.3%

        8,500 The Industrial Development    12/01 at 103        A-    8,826,825
               Authority of the State of
               New Hampshire, Pollution
               Control Revenue Bonds
               (Central Maine Power
               Company Project), 1984
               Series B, 7.375%, 5/01/14

-------------------------------------------------------------------------------
              New Jersey - 0.5%

        1,000 The Gloucester County         No Opt. Call       BBB    1,085,820
               Improvement Authority,
               New Jersey, Solid Waste
               Resource Recovery Revenue
               Refunding Bonds (Waste
               Management Inc. Project),
               Series 1999B, 7.000%,
               12/01/29 (Alternative
               Minimum Tax) (Mandatory
               put 12/01/09)

          315 New Jersey Economic           No Opt. Call       AAA      333,610
               Development Authority,
               Insured Revenue Bonds,
               Educational Testing
               Service Issue, Series
               1995B, 5.500%, 5/15/05

       10,750 New Jersey Housing and         5/02 at 102        A+   11,160,328
               Mortgage Finance Agency,
               Housing Revenue Bonds,
               1992 Series A,
               6.950%, 11/01/13


--------------------------------------------------------------------------------
54

    Principal                              Optional Call
 Amount (000) Description                    Provisions* Ratings** Market Value
-------------------------------------------------------------------------------
              New Mexico - 0.2%

    $   5,000 City of Farmington, New       10/01 at 102        B3 $  4,140,750
               Mexico, Pollution
               Control Refunding
               Revenue Bonds (Southern
               California Edison
               Company Four Corners
               Project), 1991 Series
               A, 7.200%, 4/01/21

           75 New Mexico Educational        No Opt. Call       Aaa       77,569
               Assistance Foundation,
               Student Loan Revenue
               Bonds (Senior), 1992
               Series One-A, 6.300%,
               12/01/02 (Alternative
               Minimum Tax)

-------------------------------------------------------------------------------
              New York - 5.4%

       11,190 Battery Park City             11/03 at 102       Aa3   11,250,426
               Authority, Senior
               Revenue Refunding
               Bonds, Series 1993A,
               5.000%, 11/01/13

        2,350 The City of New York,         No Opt. Call         A    2,508,766
               New York, General
               Obligation Bonds,
               Fiscal 1996 Series B,
               6.000%, 8/15/04

        8,000 The City of New York,      8/03 at 101 1/2         A    8,296,400
               New York, General
               Obligation Bonds,
               Fiscal 1994 Series D,
               5.750%, 8/15/11

        8,525 The City of New York,      8/02 at 101 1/2       AAA    8,997,967
               New York, General
               Obligation Bonds,
               Fiscal 1992 Series C,
               6.625%, 8/01/12
               (Pre-refunded to
               8/01/02)

        7,500 The City of New York,         No Opt. Call         A    8,000,925
               New York, General
               Obligation Bonds,
               Fiscal 1996 Series G,
               5.900%, 2/01/05

       15,620 The City of New York,      8/06 at 101 1/2         A   16,546,578
               New York, General
               Obligation Bonds,
               Fiscal 1997 Series E,
               6.000%, 8/01/16

          300 The City of New York,      8/06 at 101 1/2         A      323,757
               New York, General
               Obligation Bonds,
               Fiscal 1997 Series B,
               5.700%, 8/15/07

              The City of New York,
               New York, General
               Obligation Bonds,
               Fiscal 1995 Series F:
          700  6.375%, 2/15/06 (Pre-         2/05 at 101       Aaa      770,805
               refunded to 2/15/05)
       14,000  6.625%, 2/15/25 (Pre-         2/05 at 101       Aaa   15,538,740
               refunded to 2/15/05)

       10,770 The City of New York,          8/08 at 101         A   11,166,336
               New York, General
               Obligation Bonds,
               Fiscal 1998 Series J,
               5.375%, 8/01/13

        6,435 The City of New York,         No Opt. Call         A    6,702,567
               New York, General
               Obligation Bonds,
               Fiscal 2001 Series D,
               5.000%, 8/01/07

        8,600 New York City Municipal    6/02 at 101 1/2        AA    8,818,698
               Water Finance
               Authority, Water and
               Sewer System Revenue
               Bonds, Fiscal 1993
               Series B, 6.000%,
               6/15/17

        8,400 Dormitory Authority of        11/05 at 102       AAA    8,941,296
               the State of New York,
               Beth Israel Medical
               Center Revenue Bonds,
               Series 1996, 6.000%,
               11/01/15

        6,000 Dormitory Authority of         2/07 at 102       AA-    6,092,460
               the State of New York,
               Mental Health Services
               Facilities Improvement
               Revenue Bonds, Series
               1997B, 5.500%, 8/15/17

          750 New York State Housing        No Opt. Call         A      804,233
               Finance Agency, Health
               Facilities Revenue
               Bonds (New York City),
               1996 Series A
               Refunding, 6.000%,
               5/01/06

          895 New York State Housing         5/01 at 102         A      904,756
               Finance Agency, Health
               Facilities Revenue
               Bonds (New York City),
               1990 Series A
               Refunding, 8.000%,
               11/01/08

        8,000 New York Local                 4/02 at 102       AAA    8,439,360
               Government Assistance
               Corporation, A Public
               Benefit Corporation of
               the State of New York,
               Revenue Bonds, Series
               1991D, 7.000%, 4/01/18
               (Pre-refunded to
               4/01/02)

       10,270 Power Authority of the         1/03 at 102       AAA   10,773,744
               State of New York,
               General Purpose Bonds,
               Series CC, 5.250%,
               1/01/18
               (Pre-refunded to
               1/01/03)

              Power Authority of the
               State of New York,
               Revenue Bonds, Series
               2000A:
        4,395  5.500%, 11/15/16             11/05 at 100       Aa2    4,483,559
        3,775  5.500%, 11/15/17             11/05 at 100       Aa2    3,837,061

        1,000 The Port Authority of         No Opt. Call       N/R    1,048,500
               New York and New
               Jersey, Special Project
               Bonds, Series 4 (KIAC
               Partners Project),
               7.000%, 10/01/07
               (Alternative Minimum
               Tax)

        1,000 The Port Authority of         No Opt. Call       AAA    1,136,250
               New York and New
               Jersey, Special Project
               Bonds, Series 6 (JFK
               International Air
               Terminal LLC Project),
               6.250%, 12/01/10
               (Alternative Minimum
               Tax)

        5,000 Triborough Bridge and          1/04 at 100       Aa3    4,700,350
               Tunnel Authority, New
               York, General Purpose
               Revenue Bonds, Series
               1994A, 4.750%, 1/01/19

-------------------------------------------------------------------------------
              North Carolina - 3.6%

              North Carolina Eastern
              Municipal Power Agency,
              Power System Revenue
              Bonds, Refunding Series
              1993B:
       11,000  7.000%, 1/01/08              No Opt. Call       BBB   12,135,420
       69,275  6.250%, 1/01/12               1/03 at 102       BBB   70,950,762

        4,650 North Carolina Eastern     9/03 at 102 1/2         A    4,635,538
               Municipal Power Agency,
               Power System Revenue
               Bonds, Series 1985-G,
               5.750%, 12/01/16


--------------------------------------------------------------------------------
55

                 Portfolio of Investments
                 Nuveen Intermediate Duration Municipal Bond Fund (continued) April 30, 2001

    Principal                              Optional Call                 Market
 Amount (000) Description                    Provisions* Ratings**        Value
-------------------------------------------------------------------------------
              North Carolina (continued)
    $   7,855 North Carolina Eastern         1/03 at 102         A $  7,709,604
               Municipal Power Agency,
               Power System Revenue
               Bonds, Series 1993-D,
               5.600%, 1/01/16

        2,500 North Carolina Eastern         1/09 at 102       BBB    2,441,500
               Municipal Power Agency,
               Power System Revenue
               Bonds, Series 1999B
               Refunding, 5.600%,
               1/01/15

        1,060 Housing Authority of the       6/01 at 100    N/R***    1,070,006
               City of Wilmington, North
               Carolina, First Mortgage
               Revenue Bonds, Series
               1979, 7.750%, 6/01/10

-------------------------------------------------------------------------------
              Ohio - 0.2%

              Cleveland-Cuyahoga County
              Port Authority,
              Subordinate Refunding
              Revenue Bonds, Series 1997
              (Rock and Roll Hall of
              Fame and Museum Project):
          360  5.750%, 12/01/07             No Opt. Call       N/R      373,648
          425  5.850%, 12/01/08             No Opt. Call       N/R      443,602

        4,050 City of Cleveland, Ohio,       1/10 at 101       AAA    3,801,776
               Airport System Revenue
               Bonds, Series 2000A,
               5.000%, 1/01/31

        1,000 City of Dayton, Ohio,         No Opt. Call       BBB    1,008,460
               Special Facilities
               Revenue Refunding Bonds,
               1988 Series C (Emery Air
               Freight Corporation and
               Emery Worldwide Airlines
               Inc. - Guarantors),
               6.050%, 10/01/09

          900 Miami County, Ohio,           No Opt. Call       BBB      904,815
               Hospital Facilities
               Revenue Refunding and
               Improvement Bonds, Series
               1996C (Upper Valley
               Medical Center), 6.000%,
               5/15/06

-------------------------------------------------------------------------------
              Oklahoma - 0.1%

        2,970 Midwest City Memorial          4/02 at 102   BBB+***    3,136,112
               Hospital Authority,
               Midwest City, Oklahoma,
               Hospital Revenue Bonds,
               Series 1992, 7.375%,
               4/01/12 (Pre-refunded to
               4/01/02)

-------------------------------------------------------------------------------
              Oregon - 0.3%

        8,720 State of Oregon,               5/07 at 101       AAA    9,582,321
               Department of
               Administrative Services,
               Certificates of
               Participation, 1997
               Series A, 5.800%, 5/01/24
               (Pre-refunded to 5/01/07)

-------------------------------------------------------------------------------
              Pennsylvania - 3.8%

        1,250 County of Allegheny,          No Opt. Call       AAA    1,338,988
               Pennsylvania, Airport
               Revenue Refunding Bonds,
               Series 1997A (Pittsburgh
               International Airport),
               5.750%, 1/01/12
               (Alternative Minimum Tax)

        5,980 Carbon County Industrial      No Opt. Call      BBB-    6,107,733
               Development Authority,
               Pennsylvania, Resource
               Recovery Revenue
               Refunding Bonds, 2000
               Series (Panther Creek
               Partners Project),
               6.650%, 5/01/10
               (Alternative Minimum Tax)

       10,000 Lehigh County Industrial       9/04 at 102       AAA   10,560,800
               Development Authority,
               Pollution Control Revenue
               Refunding Bonds, 1994
               Series B (Pennsylvania
               Power and Light Company
               Project), 6.400%, 9/01/29

       22,500 Pennsylvania Housing           7/03 at 102       AAA   22,965,075
               Finance Agency, Rental
               Housing Refunding Bonds,
               Issue 1993, 5.750%,
               7/01/14

              Pennsylvania Housing
              Finance Agency,
              Multifamily Housing
              Refunding Bonds (Federal
              Housing Administration
              Insured Mortgage Loans),
              Issue 1992:
        4,025  8.100%, 7/01/13               7/02 at 102       AAA    4,228,786
       16,830  8.200%, 7/01/24               7/02 at 102       AAA   17,665,441

       16,600 Pennsylvania                   6/03 at 100       AAA   15,698,288
               Intergovernmental
               Cooperation Authority,
               Special Tax Revenue
               Refunding Bonds, Series
               of 1993A (City of
               Philadelphia Funding
               Program), 5.000%, 6/15/22

              Pennsylvania Higher
              Educational Facilities
              Authority, Commonwealth of
              Pennsylvania, Geneva
              College Revenue Bonds,
              Series of 1998:
          470  4.900%, 4/01/07              No Opt. Call      BBB-      452,384
          495  4.950%, 4/01/08              No Opt. Call      BBB-      473,472

       12,500 City of Philadelphia,          8/01 at 100       AAA   12,616,500
               Pennsylvania, Water and
               Sewer Revenue Bonds,
               Sixteenth Series, 7.000%,
               8/01/18 (Pre-refunded to
               8/01/01)

       11,070 Public Auditorium              8/09 at 101       AAA   10,441,667
               Authority of Pittsburgh
               and Allegheny County,
               Allegheny County,
               Pennsylvania, Hotel Room
               Excise Tax Revenue Bonds,
               Series of 1999, 5.125%,
               2/01/35

        1,500 Municipal Authority of        No Opt. Call       AAA    1,135,080
               Westmoreland County,
               Westmoreland County,
               Pennsylvania, Municipal
               Service Revenue Bonds,
               Series of 1995A, 0.000%,
               8/15/07

-------------------------------------------------------------------------------
              Puerto Rico - 0.5%

       14,000 The Children's Trust Fund,     7/10 at 100       Aa3   14,574,280
               Tobacco Settlement Asset-
               Backed Bonds, Series
               2000, 6.000%, 7/01/26


--------------------------------------------------------------------------------
56

    Principal                                  Optional Call
 Amount (000) Description                        Provisions* Ratings** Market Value
-----------------------------------------------------------------------------------
              Rhode Island - 0.3%

    $   8,095 Rhode Island Convention            5/03 at 100       AAA $  7,698,669
               Center Authority,
               Refunding Revenue Bonds,
               1993 Series B, 5.000%,
               5/15/20

-----------------------------------------------------------------------------------
              South Carolina - 0.0%

          110 City of Myrtle Beach,             No Opt. Call     A3***      112,301
               South Carolina, Myrtle
               Beach Public Facilities
               Corporation, Certificates
               of Participation (City of
               Myrtle Beach Convention
               Center Project), Series
               1992, 6.750%, 7/01/02

-----------------------------------------------------------------------------------
              Tennessee - 0.0%

          500 Memphis-Shelby County             No Opt. Call       BBB      490,805
               Airport Authority,
               Tennessee, Special
               Facilities Revenue Bonds,
               Refunding Series 1997
               (Federal Express
               Corporation), 5.350%,
               9/01/12

          193 The Industrial Development        No Opt. Call       N/R       38,551
               Board of the Metropolitan
               Government of Nashville
               and Davidson County,
               Tennessee, Industrial
               Development Revenue
               Refunding and Improvement
               Bonds (Osco Treatment
               Systems Inc. Project),
               Series 1993, 6.000%,
               5/01/03 (Alternative
               Minimum Tax)#

-----------------------------------------------------------------------------------
              Texas - 3.9%

        1,000 Alliance Airport                  No Opt. Call      BBB-    1,097,610
               Authority, Inc., Texas,
               Special Facilities
               Revenue Bonds, Series
               1991 (American Airlines,
               Inc. Project), 7.000%,
               12/01/11 (Alternative
               Minimum Tax)

        2,000 City of Austin, Texas,            11/06 at 100       AAA    2,027,880
               Combined Utility Systems
               Revenue Refunding Bonds,
               Series 1996B, 5.700%, 11/15/21

              City of Austin, Texas,
               Water, Sewer and Electric
               Refunding Revenue Bonds,
               Series 1982:
           75  14.000%, 11/15/01 (Pre-           5/01 at 100     A2***       75,324
               refunded to 5/15/01)
          470  14.000%, 11/15/01                No Opt. Call      A***      488,805
        2,297  14.000%, 11/15/01                No Opt. Call         A    2,316,410

       29,500 Brazos River Authority,            8/01 at 101       AAA   29,730,395
               Texas, Collateralized
               Revenue Refunding Bonds
               (Houston Lighting and
               Power Company Project),
               Series 1995, 5.800%,
               8/01/15

          345 Brazos Higher Education           No Opt. Call       Aaa      356,623
               Authority, Inc., Student
               Loan Revenue Refunding
               Bonds, Series 1993A-1,
               6.200%, 12/01/02
               (Alternative Minimum Tax)

        6,585 Crowley Independent School         8/08 at 100       AAA    7,321,598
               District, Tarrant and
               Johnson Counties,
               Unlimited Tax School
               Building Bonds, Series
               1997, 6.500%, 8/01/23

        3,000 Goose Creek Consolidated          No Opt. Call       AAA    2,069,910
               Independent School
               District, Texas,
               Unlimited Tax Refunding
               Bonds, Series 1993,
               0.000%, 2/15/09

              Grapevine-Colleyville
              Independent School
              District, Tarrant and
              Dallas Counties, Texas,
              Unlimited Tax School
              Building and Refunding
              Bonds, Series 1998:
        4,890  0.000%, 8/15/19                  No Opt. Call       AAA    1,729,984
       10,000  0.000%, 8/15/24                  No Opt. Call       AAA    2,600,000

       25,900 Harris County, Texas, Toll         8/04 at 102       AAA   26,386,661
               Road Senior Lien Revenue
               Refunding Bonds, Series
               1994, 5.300%, 8/15/13

        7,000 Harris County Health               8/01 at 102       AAA    7,187,040
               Facilities Development
               Corporation, Texas,
               Hospital Revenue Bonds
               (St. Luke's Episcopal
               Hospital Project), Series
               1991A, 6.750%, 2/15/21

       16,150 City of Houston, Texas,           No Opt. Call       AAA    4,649,747
               Water and Sewer System
               Junior Lien Revenue
               Refunding Bonds, Series
               1998A, 0.000%, 12/01/22

              City of San Antonio,
               Texas, Electric and Gas
               Systems Revenue Refunding
               Bonds, New Series 1992:
        5,405  5.000%, 2/01/17                   2/02 at 101    Aa1***    5,366,733
       12,875  5.000%, 2/01/17                   2/02 at 101       Aa1   12,471,498

          535 Texas Department of               No Opt. Call         A      549,006
               Housing and Community
               Affairs, Multifamily
               Housing Revenue Bonds
               (NHP-Foundation - Asmara
               Project), Series 1996A,
               5.800%, 1/01/06

        1,000 Tomball Hospital                  No Opt. Call      Baa2      948,690
               Authority, Texas,
               Hospital Revenue Bonds
               (Tomball Regional
               Hospital),
               Series 1999, 5.500%,
               7/01/09

-----------------------------------------------------------------------------------
              Utah - 0.4%

              Intermountain Power
               Agency, Utah, Power
               Supply Revenue Refunding
               Bonds, 1993 Series A:
        3,050  5.500%, 7/01/13                   7/03 at 102        A+    3,103,650
        5,250  5.500%, 7/01/13                   7/03 at 102     A+***    5,397,998


--------------------------------------------------------------------------------
57

                 Portfolio of Investments
                 Nuveen Intermediate Duration Municipal Bond Fund (continued) April 30, 2001

    Principal                                      Optional Call                 Market
 Amount (000) Description                            Provisions* Ratings**        Value
---------------------------------------------------------------------------------------
              Utah (continued)

   $    1,045 Layton, Utah, Industrial               6/01 at 100      Baa3 $  1,046,881
               Development Revenue
               Bonds (C.D.I. Ltd.
               Project - K-Mart
               Guaranteed),
               8.750%, 6/01/05

          290 Salt Lake County, Utah,               10/07 at 101       BBB      289,107
               College Revenue Bonds
               (Westminster College of
               Salt Lake City Project),
               Series 1997, 5.200%,
               10/01/09

---------------------------------------------------------------------------------------
              Vermont - 0.0%

          135 University of Vermont                  7/01 at 100        A+      135,628
               and State Agricultural
               College, Housing,
               Dining and Student
               Services Facilities
               System Bonds, Lot 1,
               Series 1969-A, 6.300%,
               7/01/06

---------------------------------------------------------------------------------------
              Virgin Islands - 0.1%

          385 Virgin Islands Port                    9/02 at 101       BBB      377,924
               Authority, Airport
               Revenue Bonds,
               Refunding Series 1998A,
               4.500%, 9/01/05
               (Alternative Minimum
               Tax)

        1,000 Virgin Islands Water and               7/08 at 101       N/R    1,020,900
               Power Authority,
               Electric System Revenue
               and Refunding Bonds,
               1998 Series, 5.250%,
               7/01/09

---------------------------------------------------------------------------------------
              Virginia - 3.7%

          500 Pocahontas Parkway                    No Opt. Call      BBB-      483,460
               Association, Route 895
               Connector Toll Road
               Revenue Bonds (Senior
               Current Interest),
               Series 1998A, 5.250%,
               8/15/07

          555 Prince William County                 10/09 at 101        A3      581,662
               Park Authority,
               Virginia, Park
               Facilities Revenue
               Refunding and
               Improvement Bonds,
               Series 1999, 5.375%,
               10/15/11

              Richmond Metropolitan
              Authority, Virginia,
              Expressway Revenue and
              Refunding Bonds,
              Series 1992-B:
        1,440  6.250%, 7/15/22 (Pre-                 7/02 at 102       AAA    1,517,328
               refunded to 7/15/02)
        6,310  6.250%, 7/15/22                       7/02 at 102       AAA    6,571,171

       39,630 Virginia Housing                       1/02 at 102       AA+   40,737,262
               Development Authority,
               Commonwealth Mortgage
               Bonds, 1992 Series A,
               7.150%, 1/01/33

        3,070 Virginia Housing                       5/01 at 100       AA+    3,075,864
               Development Authority,
               Multifamily Mortgage
               Bonds, 1978 Series B,
               6.700%, 11/01/21

              Virginia Housing
               Development Authority,
               Multifamily Housing
               Bonds, Series 1993C:
       19,080  5.550%, 5/01/08                       5/03 at 102       AA+   19,504,912
       28,075  5.900%, 5/01/14                       5/03 at 102       AA+   28,695,738

---------------------------------------------------------------------------------------
              Washington - 6.4%

        5,170 Public Utility District                7/01 at 100        AA    5,049,125
               No. 1 of Chelan County,
               Rocky Reach
               Hydroelectric System
               Revenue Bonds, Series
               of 1968, 5.125%,
               7/01/23

        9,860 Public Utility District            9/01 at 100 1/2       AA-    9,321,644
               No. 1 of Douglas
               County, Washington,
               Wells Hydroelectric
               Revenue Bonds, Series
               of 1963, 4.000%,
               9/01/18

        1,175 Public Utility District                5/04 at 100       AAA    1,233,762
               No. 2 of Pacific
               County, Washington,
               Electric Revenue Bonds,
               Series 1994, 6.150%,
               5/01/14

        7,250 Municipality of                        1/03 at 102       AAA    7,461,918
               Metropolitan Seattle,
               Sewer Refunding Revenue
               Bonds, Series Y, 5.700%, 1/01/12

        5,000 Washington Public Power               No Opt. Call       Aa1    5,995,000
               Supply System, Nuclear
               Project No. 1 Refunding
               Revenue Bonds,
               Series 1989B, 7.125%,
               7/01/16

              Washington Public Power
              Supply System, Nuclear
              Project No. 1 Refunding
              Revenue Bonds,
              Series 1993A:
       14,260  7.000%, 7/01/07                      No Opt. Call       Aa1   16,230,732
       18,500  5.750%, 7/01/13                       7/03 at 102       Aa1   19,018,370
       10,000  5.700%, 7/01/17                       7/03 at 102       AAA   10,175,100
        7,805 Washington Public Power               No Opt. Call       Aa1    9,070,893
               Supply System, Nuclear
               Project No. 1 Refunding
               Revenue Bonds,
               Series 1993B, 7.000%,
               7/01/09

       10,000 Washington Public Power                7/03 at 102       Aa1   10,051,100
               Supply System, Nuclear
               Project No. 1 Refunding
               Revenue Bonds,
               Series 1993C, 5.375%,
               7/01/15


--------------------------------------------------------------------------------
58

    Principal                            Optional Call                   Market
 Amount (000) Description                  Provisions* Ratings**          Value
-------------------------------------------------------------------------------
              Washington (continued)

    $   8,835 Washington Public Power      7/03 at 102       Aa1   $  8,936,337
               Supply System, Nuclear
               Project No. 3 Refunding
               Revenue Bonds,
               Series 1993B, 5.700%,
               7/01/18

              Washington Public Power
              Supply System, Nuclear
              Project No. 3 Refunding
              Revenue Bonds,
              Series 1993C:
        9,180  5.300%, 7/01/10             7/03 at 102       Aa1      9,390,955
       51,070  5.375%, 7/01/15             7/03 at 102       Aa1     51,330,967
       11,745  5.500%, 7/01/18             7/03 at 102       Aa1     11,776,476

-------------------------------------------------------------------------------
              Wisconsin - 4.9%

        4,030 Wisconsin Housing and       No Opt. Call     AA***      4,285,703
               Economic Development
               Authority, Insured
               Mortgage Revenue
               Refunding Bonds, 1977
               Series A, 5.800%,
               6/01/17

        8,500 Wisconsin Housing and        4/02 at 102        AA      8,818,239
               Economic Development
               Authority, Multifamily
               Housing Revenue Bonds,
               1992 Series B, 7.050%,
               11/01/22

       30,325 Wisconsin Housing and       12/03 at 102        AA     31,417,306
               Economic Development
               Authority, Housing
               Revenue Bonds, 1993
               Series C, 5.800%,
               11/01/13

       13,700 Wisconsin Health and        11/01 at 102       AAA     14,095,107
               Educational Facilities
               Authority, Revenue
               Bonds, Series 1991
               (Columbia Hospital,
               Inc.), 6.250%, 11/15/21

        7,695 State of Wisconsin,         No Opt. Call       AA-      7,996,258
               Petroleum Inspection
               Fee Revenue Bonds, 2000
               Series A, 5.500%,
               7/01/03

        9,830 Wisconsin Health and         6/02 at 102       AAA     10,079,484
               Educational Facilities
               Authority, Health
               Facilities Refunding
               Revenue Bonds, Series
               1992AA (SSM Health
               Care), 6.250%, 6/01/20

        4,060 Wisconsin Health and        10/04 at 102       AAA      4,233,483
               Educational Facilities
               Authority, Revenue
               Bonds, Series 1994A
               (Froedtert Memorial
               Lutheran Hospital,
               Inc.), 5.875%, 10/01/13

        6,000 Wisconsin Health and        12/02 at 102       AAA      6,116,579
               Educational Facilities
               Authority, Revenue
               Bonds, Series 1992A
               (Meriter Hospital,
               Inc.), 6.000%, 12/01/22

       17,000 Wisconsin Health and         8/03 at 102       AAA     16,382,389
               Educational Facilities
               Authority, Revenue
               Bonds, Series 1993
               (Aurora Health Care
               Obligated Group),
               5.250%, 8/15/23

       31,000 Wisconsin Health and         5/06 at 102       AAA     31,329,529
               Educational Facilities
               Authority, Revenue
               Bonds, Series 1996
               (Aurora Medical Group,
               Inc. Project), 5.750%,
               11/15/25

          750 Wisconsin Health and        10/07 at 101       BBB        742,867
               Educational Facilities
               Authority, Revenue
               Bonds, Series 1998
               (Carroll College, Inc.
               Project), 5.000%,
               10/01/09

-------------------------------------------------------------------------------
              Wyoming - 0.0%

          200 State of Wyoming Farm       10/02 at 102       AA-        208,767
               Loan Board, Capital
               Facilities Refunding
               Revenue Bonds, Series
               1992,
               6.100%, 10/01/06

-------------------------------------------------------------------------------
   $2,732,920 Total Investments (cost                             2,713,227,129
               $2,561,752,118) - 98.5%
     --------------------------------------------------------------------------
------------
              Other Assets Less                                      41,212,093
               Liabilities - 1.5%
         ----------------------------------------------------------------------
              Net Assets - 100%                                  $2,754,439,222
         ----------------------------------------------------------------------

         * Optional Call Provisions (not covered by the report of independent public accountants): Dates (month and year) and prices of the ear-liest optional call or redemption. There may be other call provi-sions at varying prices at later dates.
         ** Ratings (not covered by the report of independent public accoun-
            tants): Using the higher of Standard & Poor's or Moody's rating.
         *** Securities are backed by an escrow or trust containing sufficient
             U.S. Government or U.S. Government agency securities which en-
             sures the timely payment of principal and interest. Securities are normally considered to be equivalent to AAA rated securities.
         # Non-income producing security, in the case of a bond, generally de-notes that issuer has defaulted on the payment of principal or in-terest or has filed for bankruptcy.
         N/R Investment is not rated.


                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
59

                 Portfolio of Investments
                 Nuveen Limited Term Municipal Bond Fund
                 April 30, 2001

 Principal
    Amount                                 Optional Call
     (000) Description                       Provisions* Ratings** Market Value
-------------------------------------------------------------------------------
           Alaska - 0.3%
  $  1,250 Alaska Student Loan              No Opt. Call       AAA $  1,291,038
            Corporation, Student Loan
            Revenue Bonds, 1997
            Series A, 5.200%, 7/01/06
            (Alternative Minimum Tax)
-------------------------------------------------------------------------------
           Arizona - 0.5%
       250 Arizona Educational Loan         No Opt. Call       Aa2      256,510
            Marketing Corporation,
            Educational Loan Revenue
            Bonds, 6.125%, 9/01/02
            (Alternative Minimum Tax)
     2,000 City of Tucson, Arizona,         No Opt. Call       AAA    2,118,320
            General Obligation
            Refunding Bonds, Series
            1995, 5.375%, 7/01/05
-------------------------------------------------------------------------------
           Arkansas - 0.4%
     1,760 Arkansas Development              8/01 at 103        AA    1,823,131
            Finance Authority, Single
            Family Mortgage Revenue
            Refunding Bonds, 1991
            Series A (FHA-Insured or
            VA Guaranteed Mortgage
            Loans), 8.000%, 8/15/11
-------------------------------------------------------------------------------
           California - 5.0%
     4,250 California Higher                No Opt. Call        A2    4,454,000
            Education Loan Authority,
            Inc., Student Loan
            Revenue Refunding Bonds,
            Subordinate 1994 Series
            D, 6.500%, 6/01/05
            (Alternative Minimum Tax)
           California Statewide
           Communities Development
           Authority, Refunding
           Certificates of
           Participation (Rio Bravo
           Fresno Project), 1999
           Series A:
     3,000  5.450%, 12/01/01                No Opt. Call       N/R    3,003,360
     2,000  5.550%, 12/01/02                No Opt. Call       N/R    2,003,940
     2,000  5.600%, 12/01/03                No Opt. Call       N/R    2,003,940
     5,000 California Statewide             No Opt. Call      BBB+    5,100,300
            Communities Development
            Authority, Multifamily
            Housing Refunding Bonds
            (Archstone Oakridge
            Apartments), Issue 1999E,
            Archstone Communities
            Trust, 5.300%, 6/01/29
            (Mandatory put 6/01/08)
     1,250 Long Beach Aquarium of the       No Opt. Call    BBB***    1,332,425
            Pacific, Revenue Bonds
            (Aquarium of the Pacific
            Project), 1995 Series A,
            5.750%, 7/01/05
           Sacramento Cogeneration
            Authority, Cogeneration
            Project Revenue Bonds
            (Procter & Gamble
            Project),
           1995 Series:
     1,000  5.900%, 7/01/02                 No Opt. Call       BBB    1,016,670
       500  6.000%, 7/01/03                 No Opt. Call       BBB      515,145
       500  7.000%, 7/01/04                 No Opt. Call       BBB      535,505
     1,500 Taft Public Financing            No Opt. Call        A2    1,561,800
            Authority, Lease Revenue
            Bonds (Community
            Correctional Facility
            Acquisition Project),
            1997 Series A, 5.500%,
            1/01/06
-------------------------------------------------------------------------------
           Colorado - 6.6%
     9,000 E-470 Public Highway         8/05 at 95 29/32       AAA    7,222,140
            Authority, Arapahoe
            County, Colorado, Capital
            Improvement Trust Fund
            Highway Revenue Bonds (E-
            470 Project), Senior
            Bonds, Series C, 0.000%,
            8/31/06 (Pre-refunded to
            8/31/05)
     1,735 Colorado Health Facilities       No Opt. Call        A-    1,778,097
            Authority, Revenue Bonds
            (Covenant Retirement
            Communities Inc.), Series
            1995, 5.650%, 12/01/04
           Colorado Health Facilities
           Authority, Hospital
           Revenue Bonds (Parkview
           Medical Center, Inc.
           Project), Series 2001:
       660  5.300%, 9/01/07                 No Opt. Call      Baa1      663,300
       690  5.400%, 9/01/08                 No Opt. Call      Baa1      692,222
       830  5.500%, 9/01/09                 No Opt. Call      Baa1      832,963
           Colorado Housing and
           Finance Authority, Single
           Family Housing Revenue
           Refunding Bonds, 1991
           Series A:
     1,515  0.000%, 11/01/01                No Opt. Call       Aa1    1,470,126
     3,515  0.000%, 11/01/02                No Opt. Call       Aa1    3,215,241
     6,475 City and County of Denver,       No Opt. Call       AAA    6,831,384
            Colorado, Airport System
            Revenue Bonds, Series
            1996A,
            5.750%, 11/15/04
            (Alternative Minimum Tax)
     5,000 City and County of Denver,       11/06 at 101       AAA    5,244,000
            Colorado, Airport System
            Revenue Bonds, Series
            1996C,
            5.375%, 11/15/07
            (Alternative Minimum Tax)
       865 Eagle County Air Terminal        No Opt. Call       N/R      866,842
            Corporation, Airport
            Terminal Project Revenue
            Bonds, Series 1996,
            6.750%, 5/01/06
            (Alternative Minimum Tax)


--------------------------------------------------------------------------------
60

 Principal
    Amount                                 Optional Call
     (000) Description                       Provisions* Ratings** Market Value
-------------------------------------------------------------------------------
           Connecticut - 3.0%
  $  1,000 City of Bridgeport,              No Opt. Call       AAA $  1,080,280
            Connecticut, General
            Obligation Refunding Bonds,
            Series 1996A, 6.000%,
            9/01/05
     1,700 State of Connecticut Health      No Opt. Call      BBB-    1,726,520
            and Educational Facilities
            Authority, Revenue Bonds,
            Quinnipiac College Issue,
            Series D, 5.625%, 7/01/03
     1,000 State of Connecticut Health      No Opt. Call       BBB      973,800
            and Educational Facilities
            Authority, Revenue Bonds,
            Hospital for Special Care
            Issue, Series B, 5.125%,
            7/01/07
           Connecticut Development
           Authority, First Mortgage
           Gross Revenue Health Care
           Project Refunding Bonds
           (Church Homes, Inc.,
           Congregational Avery Heights
           Project), 1997 Series:
       680  5.100%, 4/01/04                 No Opt. Call       BBB      669,997
       900  5.200%, 4/01/05                 No Opt. Call       BBB      880,434
       935  5.300%, 4/01/06                 No Opt. Call       BBB      909,353
       205 City of New Haven,               No Opt. Call       AAA      214,321
            Connecticut, General
            Obligation Bonds, Issue of
            1992, 9.250%, 3/01/02
     3,000 Housing Authority of the City    No Opt. Call        A3    2,858,250
            of Stamford, Connecticut,
            Multifamily Housing Revenue
            Refunding Bonds (The
            Fairfield Apartments
            Project), Series 1998,
            4.750%, 12/01/28 (Mandatory
            put 12/01/08)
     3,775 West Haven Housing Authority,     7/01 at 100       N/R    3,775,793
            Connecticut, Multifamily
            Housing Revenue Bonds
            (Meadows Landing
            Apartments), Series 1998B,
            6.000%, 1/01/02 (Alternative
            Minimum Tax)
-------------------------------------------------------------------------------
           Delaware - 1.0%
     2,000 The Delaware Economic            No Opt. Call        A-    2,071,940
            Development Authority,
            Pollution Control Refunding
            Revenue Bonds (Delmarva
            Power and Light Company
            Project), Series 2000C,
            5.500%, 7/01/25 (Mandatory
            put 7/01/10)
     2,155 The Delaware Economic            No Opt. Call        A-    2,230,403
            Development Authority,
            Pollution Control Refunding
            Revenue Bonds (Delmarva
            Power and Light Company
            Project), Series 2000D,
            5.650%, 7/01/28 (Alternative
            Minimum Tax) (Optional put
            7/01/10)
-------------------------------------------------------------------------------
           District of Columbia - 1.7%
     7,090 District of Columbia Tobacco     No Opt. Call        A1    7,341,128
            Settlement Financing
            Corporation, Tobacco
            Settlement Asset-Backed
            Bonds, Series 2001, 6.000%,
            5/15/11
-------------------------------------------------------------------------------
           Florida - 1.7%
       125 North Springs Improvement        No Opt. Call       N/R      125,918
            District, Broward County,
            Florida, Water and Sewer
            Revenue Bonds, Series 1991,
            7.900%, 10/01/01
     4,940 Housing Finance Authority of      7/05 at 101       AAA    5,026,796
            Polk County, Florida,
            Multifamily Housing Revenue
            Bonds (Winter Oaks
            Apartments Project), Series
            1997A, 5.250%, 7/01/22
            (Mandatory put 7/01/07)
     2,080 Sanford Airport Authority,       No Opt. Call       N/R    2,119,915
            Florida, Industrial
            Development Revenue Bonds
            (Central Florida Terminals
            Inc. Project), Series 1995A,
            7.300%, 5/01/04 (Alternative
            Minimum Tax)
-------------------------------------------------------------------------------
           Georgia - 0.8%
     3,000 City of Atlanta, Georgia,        No Opt. Call       AAA    3,303,600
            Airport Facilities Revenue
            Refunding Bonds, Series
            1996, 6.500%, 1/01/06
-------------------------------------------------------------------------------
           Illinois - 4.1%
     6,645 Buffalo Grove Park District,      5/01 at 100       N/R    6,646,595
            Lake and Cook Counties,
            Illinois, Installment
            Contract Certificates
            (Limited Tax), Series 1999,
            5.400%, 12/30/04
     1,315 Village of Channahon,            No Opt. Call      BBB+    1,294,013
            Illinois, Revenue Refunding
            Bonds (Morris Hospital),
            Series 1999, 5.000%,
            12/01/04
     5,000 City of Chicago, Illinois,       No Opt. Call      Baa2    4,996,750
            O'Hare International Airport
            Special Facility Revenue
            Bonds (United Airlines Inc.
            Project), Series 2001A,
            5.800%, 11/01/35
            (Alternative Minimum Tax)
            (Mandatory put 5/01/07)
       200 Illinois Health Facilities       No Opt. Call        B2      191,970
            Authority, Revenue Bonds
            (Mercy Hospital and Medical
            Center Project), Series
            1996, 5.600%, 1/01/02
     1,500 Illinois Health Facilities       No Opt. Call        A-    1,520,325
            Authority, Revenue Refunding
            Bonds (Sarah Bush Lincoln
            Health Center), Series
            1996B, 5.500%, 2/15/06
     3,000 State of Illinois, General       10/02 at 102        AA    3,161,340
            Obligation Bonds, Series of
            March 1992 (Full Faith and
            Credit), 6.200%, 10/01/04


--------------------------------------------------------------------------------
61

                 Portfolio of Investments
                 Nuveen Limited Term Municipal Bond Fund (continued) April 30, 2001

 Principal
    Amount                                 Optional Call
     (000) Description                       Provisions* Ratings** Market Value
-------------------------------------------------------------------------------
           Indiana - 1.4%
           City of Goshen, Indiana,
            Revenue Refunding Bonds,
            Series 1998 (Greencroft
            Obligated Group):
  $    715  5.150%, 8/15/05                 No Opt. Call       N/R $    687,172
       790  5.250%, 8/15/07                 No Opt. Call       N/R      743,311
       680  5.300%, 8/15/08                 No Opt. Call       N/R      631,271
       775  5.350%, 8/15/09                  8/08 at 101       N/R      711,675
           Indiana Bond Bank, Hendricks
           County, Redevelopment
           Authority, Special Program
           Bonds, Series 1997B (Pittboro
           Project):
     1,525  5.250%, 2/01/03                 No Opt. Call       AA-    1,559,328
     1,075  5.400%, 2/01/04                 No Opt. Call       AA-    1,111,378
       675 Valparaiso Multi-School          No Opt. Call       AAA      678,185
            Building Corporation, Porter
            County, Indiana, First
            Mortgage Bonds, Series 1992,
            6.100%, 7/01/01
-------------------------------------------------------------------------------
           Iowa - 0.1%
       600 Iowa Student Loan Liquidity      No Opt. Call         A      601,782
            Corporation, Iowa
            Partnership Loan Revenue
            Bonds, 1992 Series, 6.100%,
            7/01/01 (Alternative Minimum
            Tax)
-------------------------------------------------------------------------------
           Kentucky - 9.5%
     7,500 City of Ashland, Kentucky,       No Opt. Call      Baa2    7,729,050
            Pollution Control Revenue
            Refunding Bonds (Ashland
            Inc. Project), Series 1999,
            5.700%, 11/01/09
     3,180 County of Christian,             No Opt. Call        A-    3,239,084
            Kentucky, Hospital Revenue
            and Refunding Bonds (Jennie
            Stuart Medical Center),
            Series 1997A, 5.500%,
            7/01/06
           City of Jeffersontown,
            Kentucky, Public Projects
            Refunding and Improvements,
            Certificates of
            Participation:
       235  4.650%, 11/01/02                No Opt. Call        A3      237,806
       370  4.750%, 11/01/03                No Opt. Call        A3      376,061
           Kentucky Development Finance
           Authority, Sisters of Charity
           of Nazareth Health
           Corporation, Revenue
           Refunding Bonds, Series 1991:
     1,330  6.000%, 11/01/01                No Opt. Call     A1***    1,348,460
     2,720  6.600%, 11/01/06 (Pre-          11/01 at 102     A1***    2,819,362
            refunded to 11/01/01)
           Kentucky Economic Development
           Finance Authority, Hospital
           System Refunding and
           Improvement Revenue Bonds
           (Appalachian Regional
           Healthcare, Inc. Project),
           Series 1997:
     2,670  5.300%, 10/01/05                No Opt. Call       N/R    2,399,396
     1,315  5.400%, 10/01/06                No Opt. Call       N/R    1,163,210
     1,460 Kentucky Higher Education        No Opt. Call       Aaa    1,533,496
            Student Loan Corporation,
            Insured Student Loan Revenue
            Bonds, 1991 Series B,
            6.800%, 6/01/03 (Alternative
            Minimum Tax)
           Kentucky Infrastructure
           Authority, Governmental
           Agencies Program Revenue and
           Revenue Refunding Bonds, 1995
           Series H:
     1,945  5.300%, 8/01/03                 No Opt. Call       AA-    2,016,459
     1,000  5.500%, 8/01/05                 No Opt. Call       AA-    1,061,070
     1,000 The Turnpike Authority of        No Opt. Call       Aa3    1,211,340
            Kentucky, Resource Recovery
            Road Revenue Refunding
            Bonds, 1985 Series A,
            9.625%, 7/01/05
     1,535 Regional Airport Authority of    No Opt. Call       AAA    1,571,579
            Louisville and Jefferson
            County, Kentucky, Airport
            System Revenue Bonds, 1997
            Series A, 5.750%, 7/01/02
            (Alternative Minimum Tax)
     1,870 Regional Airport Authority of    No Opt. Call      Baa3    1,770,516
            Louisville and Jefferson
            County, Kentucky, Special
            Facilities Revenue Bonds
            (Airis Louisville, L.L.C.
            Project), 1999 Series A,
            5.000%, 3/01/09
     3,225 Mount Sterling, Kentucky,        No Opt. Call        Aa    3,319,880
            Lease Revenue Bonds
            (Kentucky League of Cities
            Funding Program),
            Series 1993A, 5.625%,
            3/01/03
    10,800 City of Owensboro, Kentucky,     No Opt. Call       AAA    9,708,876
            Electric Light and Power
            System Revenue Bonds, Series
            1993A,
            0.000%, 1/01/04 (Alternative
            Minimum Tax)
-------------------------------------------------------------------------------
           Louisiana - 2.1%
     6,000 Parish of East Baton Rouge,      No Opt. Call       BBB    6,107,100
            State of Louisiana,
            Pollution Control Refunding
            Revenue Bonds (Hoechst
            Celanese Corporation
            Project), Series 1993,
            5.400%, 12/01/02
       515 Louisiana Public Facilities      No Opt. Call     A2***      531,871
            Authority, Hospital Revenue
            Bonds (Woman's Hospital
            Foundation Project),
            Series 1992, 6.750%,
            10/01/02


--------------------------------------------------------------------------------
62

 Principal
    Amount                                 Optional Call
     (000) Description                       Provisions* Ratings** Market Value
-------------------------------------------------------------------------------
           Louisiana (continued)
  $  2,500 Louisiana Offshore Terminal      No Opt. Call         A $  2,578,625
            Authority, Deepwater Port
            Refunding Revenue Bonds
            (LOOP INC. Project),
            First Stage Series 1992B,
            6.100%, 9/01/02
-------------------------------------------------------------------------------
           Maine - 0.2%
       845 Maine Educational Loan            5/02 at 101         A      863,294
            Marketing Corporation,
            Student Loan Revenue
            Refunding Bonds, Subordinate
            Series 1992A-2, 6.600%,
            5/01/05 (Alternative Minimum
            Tax)
-------------------------------------------------------------------------------
           Maryland - 1.4%
           Maryland Energy Financing
           Administration, Limited
           Obligation Solid Waste
           Disposal Revenue Bonds
           (Wheelabrator Water
           Technologies Baltimore L.L.C.
           Projects), 1996 Series:
     2,280  5.650%, 12/01/03                No Opt. Call        A-    2,344,091
            (Alternative Minimum Tax)
     1,000  5.850%, 12/01/05                No Opt. Call        A-    1,043,340
            (Alternative Minimum Tax)
     2,400 Northeast Maryland Waste         No Opt. Call       AAA    2,607,384
            Disposal Authority, Resource
            Recovery Revenue Refunding
            Bonds (Southwest Resource
            Recovery Facility), Series
            1993, 7.150%, 1/01/04
-------------------------------------------------------------------------------
           Massachusetts - 2.0%
           Massachusetts Educational
           Financing Authority,
           Education Loan Revenue Bonds,
           Issue E, Series 1995:
       665  5.500%, 7/01/01 (Alternative    No Opt. Call       AAA      666,962
            Minimum Tax)
     2,040  5.700%, 7/01/04 (Alternative    No Opt. Call       AAA    2,128,067
            Minimum Tax)
           Massachusetts Educational
           Financing Authority,
           Education Loan Revenue Bonds,
           Issue E, Series 1997B:
     1,760  5.250%, 7/01/06 (Alternative    No Opt. Call       AAA    1,831,280
            Minimum Tax)
     2,485  5.350%, 7/01/07 (Alternative     7/06 at 102       AAA    2,596,850
            Minimum Tax)
       700 Massachusetts Health and         No Opt. Call       AA-      705,789
            Educational Facilities
            Authority, Revenue Bonds,
            Partners HealthCare System
            Issue, Series B, 5.000%,
            7/01/09
       600 City of New Bedford,             No Opt. Call      Baa2      609,402
            Massachusetts, General
            Obligation Landfill Closure
            Bonds, Series 1993,
            5.500%, 3/01/02
       250 City of Springfield,             No Opt. Call      Baa3      257,213
            Massachusetts, General
            Obligation School Project
            Loan, Act of 1948 Bonds,
            Series B, 6.100%, 9/01/02
-------------------------------------------------------------------------------
           Michigan - 3.9%
     2,980 City of Detroit, Michigan,       No Opt. Call       AAA    3,151,529
            Convention Facility Limited
            Tax Revenue Refunding Bonds
            (Cobo Hall Expansion
            Project), Series 1993,
            5.250%, 9/30/06
     3,000 Michigan State Hospital          No Opt. Call       N/R    2,995,350
            Finance Authority, Detroit,
            Medical Center
            Collateralized Loan, Series
            2001, 7.360%, 4/01/07
       835 Michigan State Hospital          No Opt. Call       BBB      835,743
            Finance Authority, Alma,
            Michigan, Hospital Revenue
            Refunding Bonds (Gratiot
            Community Hospital), Series
            1995, 5.300%, 10/01/01

           Michigan State Housing
           Development Authority, Rental
           Housing Revenue Bonds, 1995
           Series B:
     3,085  5.450%, 4/01/05                 No Opt. Call       AAA    3,219,969
     3,325  5.450%, 10/01/05                 6/05 at 102       AAA    3,487,393
     3,160 Pontiac, Michigan, Hospital      No Opt. Call      BBB-    3,071,615
            Finance Authority, Hospital
            Revenue Refunding Bonds
            (NOMC Obligated Group),
            Series 1993, 5.800%, 8/01/03
-------------------------------------------------------------------------------
           Mississippi - 1.8%
     5,000 Mississippi Higher Education     No Opt. Call        A2    5,114,300
            Assistance Corporation,
            Student Loan Revenue Bonds,
            Series 2000B-3, 5.450%,
            3/01/10 (Alternative Minimum
            Tax)
           Mississippi Hospital
           Equipment and Facilities
           Authority, Revenue Refunding
           Bonds (Mississippi Baptist
           Medical Center), Series 1995:
     1,690  5.350%, 5/01/03                 No Opt. Call       AAA    1,744,503
     1,000  5.400%, 5/01/04                 No Opt. Call       AAA    1,043,070
-------------------------------------------------------------------------------
           Missouri - 2.3%
           Health and Educational
           Facilities Authority of the
           State of Missouri, Health
           Facilities Revenue Bonds
           (Lutheran Senior Services),
           Series 1997:
       500  5.200%, 2/01/04                 No Opt. Call       N/R      500,185
       600  5.300%, 2/01/05                 No Opt. Call       N/R      598,596

--------------------------------------------------------------------------------
63

                 Portfolio of Investments
                 Nuveen Limited Term Municipal Bond Fund (continued) April 30, 2001

 Principal
    Amount                                 Optional Call
     (000) Description                       Provisions* Ratings** Market Value
-------------------------------------------------------------------------------
           Missouri (continued)
  $    600  5.400%, 2/01/06                 No Opt. Call       N/R $    598,008
       700  5.500%, 2/01/07                 No Opt. Call       N/R      698,369
     4,000 The Industrial Development       No Opt. Call        A3    4,023,000
            Authority of the County of
            St. Louis, Missouri,
            Multifamily Housing Revenue
            Refunding Bonds (Equity
            Residential/Pinetree
            Apartments), Series 1999A,
            5.200%, 11/15/29 (Mandatory
            put 11/15/04)
     3,285 The City of St. Louis,            1/03 at 101      BBB-    3,349,550
            Missouri, Letter of Intent
            Double Revenue Bonds, Series
            2000 (Lambert-St. Louis
            International Airport
            Project), 6.000%, 1/01/08
       110 The City of St. Louis,           No Opt. Call       N/R      110,697
            Missouri, Regional
            Convention and Sports
            Complex Authority,
            Convention and Sports
            Facility Project Bonds,
            Series C of 1991, 7.750%,
            8/15/01
-------------------------------------------------------------------------------
           Montana - 0.7%
     3,000 City of Forsyth, Rosebud         No Opt. Call        A-    3,000,060
            County, Montana, Pollution
            Control Revenue Refunding
            Bonds (Portland General
            Electric Company Projects),
            Series 1998B, 4.750%,
            5/01/33 (Alternative Minimum
            Tax)
            (Mandatory put 5/01/03)
-------------------------------------------------------------------------------
           Nebraska - 1.1%
     5,000 Energy America, Nebraska,        No Opt. Call       N/R    4,826,000
            Natural Gas Revenue Bonds
            (Nebraska Public Gas Agency
            Project),
            Series 1998B, 5.450%,
            4/15/08
-------------------------------------------------------------------------------
           Nevada - 0.5%
     2,000 Las Vegas Convention and         No Opt. Call       AAA    2,129,000
            Visitors Authority, Nevada,
            Revenue Bonds, Series 1999,
            5.500%, 7/01/09
-------------------------------------------------------------------------------
           New Jersey - 6.4%
           Higher Education Student
           Assistance Authority of the
           State of New Jersey, Student
           Loan Revenue Bonds, 2000
           Series A:
     5,000  5.750%, 6/01/09 (Alternative    No Opt. Call       AAA    5,370,450
            Minimum Tax)
     4,480  5.800%, 6/01/10 (Alternative    No Opt. Call       AAA    4,822,989
            Minimum Tax)
     4,930  5.900%, 6/01/11 (Alternative    12/10 at 100       AAA    5,333,126
            Minimum Tax)
           New Jersey Health Care
           Facilities Financing
           Authority, Bayonne Hospital
           Obligated Group, Revenue
           Bonds, Series 1994:
       850  5.800%, 7/01/01                 No Opt. Call       AAA      853,774
       150  5.800%, 7/01/01                 No Opt. Call       AAA      150,612
       120  5.900%, 7/01/02                 No Opt. Call       AAA      123,538
       670  5.900%, 7/01/02                 No Opt. Call       AAA      689,953
     2,650 New Jersey Economic              No Opt. Call       AAA    2,806,562
            Development Authority,
            Insured Revenue Bonds,
            Educational Testing Service
            Issue, Series 1995B, 5.500%,
            5/15/05
       355 New Jersey Higher Educational    No Opt. Call       BBB      356,654
            Facilities Authority, Higher
            Educational Facilities
            Revenue Bonds, Saint Peter's
            College Issue, 1992 Series
            B, 6.200%, 7/01/01
           New Jersey Educational
           Facilities Authority, Revenue
           Bonds, Stevens Institute of
           Technology Issue, 1992 Series
           A:
       995  6.200%, 7/01/01                 No Opt. Call         A      999,478
     1,165  6.300%, 7/01/02                 No Opt. Call         A    1,200,300
       550 New Jersey Educational           No Opt. Call       BBB      558,003
            Facilities Authority,
            Revenue Bonds, Saint Peter's
            College Issue, 1998 Series
            B, 5.000%, 7/01/08
     4,420 New Jersey Housing and           11/01 at 102       AA-    4,539,870
            Mortgage Finance Agency,
            Section 8 Bonds, 1991 Series
            A, 6.850%, 11/01/06
-------------------------------------------------------------------------------
           New Mexico - 0.9%
     2,055 New Mexico Mortgage Finance      No Opt. Call       Aaa    2,059,727
            Authority, Multifamily
            Housing Revenue Refunding
            Bonds (Hunter's Ridge
            Apartments), 2001 Series A,
            5.000%, 7/01/31 (Mandatory
            put 7/01/11) (WI, settling
            5/14/01)
     2,000 New Mexico Mortgage Finance      No Opt. Call       Aaa    2,004,600
            Authority, Multifamily
            Housing Revenue Refunding
            Bonds (Sombra del Oso
            Apartments), 2001 Series B,
            5.000%, 7/01/31 (Mandatory
            put 7/01/11) (WI, settling
            5/14/01)


--------------------------------------------------------------------------------
64

 Principal
    Amount                                 Optional Call
     (000) Description                       Provisions* Ratings** Market Value
-------------------------------------------------------------------------------
           New York - 17.3%
           Albany Housing Authority,
           City of Albany, New York,
           Limited Obligation Bonds,
           Series 1995:
  $    500  5.100%, 10/01/01                No Opt. Call      Baa1 $    503,330
       700  5.250%, 10/01/02                No Opt. Call      Baa1      714,945
       750  5.400%, 10/01/03                No Opt. Call      Baa1      775,725
       750  5.500%, 10/01/04                No Opt. Call      Baa1      783,765
     1,000  5.600%, 10/01/05                No Opt. Call      Baa1    1,054,450
       500  5.700%, 10/01/06                10/05 at 102      Baa1      531,240
       700  5.850%, 10/01/07                10/05 at 102      Baa1      748,237
       750 City of Jamestown, Chautauqua    No Opt. Call      Baa3      810,270
            County, New York, Public
            Improvement Serial Bonds,
            1991 Series A, 7.000%,
            3/15/05
     1,000 Metropolitan Transportation      No Opt. Call       AA-    1,037,840
            Authority, New York, Transit
            Facilities Service Contract
            Bonds, Series N, 6.625%,
            7/01/02
     4,325 County of Nassau, New York,      No Opt. Call      BBB-    4,546,310
            General Obligations, Serial
            General Improvement Bonds,
            Series F,
            7.000%, 3/01/03
     2,250 The City of New York, New        No Opt. Call         A    2,662,380
            York, General Obligation
            Bonds, Fiscal 1991 Series B,
            8.250%, 6/01/06
     1,000 The City of New York, New        No Opt. Call         A    1,070,390
           York, General Obligation
           Bonds, Fiscal 1996 Series E,
           6.500%, 2/15/04

           The City of New York, New
           York, General Obligation
           Bonds, Fiscal 1996 Series G:
     3,000  5.700%, 2/01/03                 No Opt. Call         A    3,104,820
       500  5.750%, 2/01/06                 No Opt. Call         A      534,705
     2,800 The City of New York, New        No Opt. Call         A    3,088,204
            York, General Obligation
            Bonds, Fiscal 1996 Series I,
            6.500%, 3/15/06
     3,000 The City of New York, New        No Opt. Call         A    3,148,290
            York, General Obligation
            Bonds, Fiscal 1997 Series H,
            5.400%, 8/01/04
     5,000 The City of New York, New        No Opt. Call         A    5,302,700
            York, General Obligation
            Bonds, Fiscal 1997 Series I,
            5.625%, 4/15/05
     1,000 Dormitory Authority of the       No Opt. Call       AA-    1,001,680
            State of New York, State
            University Educational
            Facilities Revenue Bonds,
            Series 1990A, 7.400%,
            5/15/01
     2,900 Dormitory Authority of the       No Opt. Call        A-    2,916,385
            State of New York,
            Department of Health of the
            State of New York, Refunding
            Bonds, 1990 Issue, 6.750%,
            7/01/01
     2,000 Dormitory Authority of the       No Opt. Call       AA-    2,189,140
            State of New York, State
            University Educational
            Facilities Revenue Bonds,
            Series 1995A, 6.500%,
            5/15/05
     1,000 Dormitory Authority of the        7/06 at 102       N/R      955,050
            State of New York, NYACK
            Hospital Revenue Bonds,
            Series 1996, 6.000%, 7/01/06
     3,315 Dormitory Authority of the       No Opt. Call       AA-    3,532,166
            State of New York, City
            University System
            Consolidated Third General
            Resolution Bonds, 1996
            Series 2, 6.000%, 7/01/04
           Dormitory Authority of the
           State of New York, State
           University Educational
           Facilities Revenue Bonds,
           Series 1990B:
     1,805  7.500%, 5/15/11                 No Opt. Call    AA-***    2,213,796
     3,750  7.500%, 5/15/11                 No Opt. Call       AA-    4,416,675
     5,000 New York State Housing           No Opt. Call         A    5,254,850
            Finance Agency, New York
            City, Health Facilities
            Revenue Bonds, 1996 Series A
            Refunding, 5.875%, 5/01/04
     1,265 New York State Urban             No Opt. Call       AA-    1,362,721
            Development Corporation,
            Project Revenue Bonds
            (Center for Industrial
            Innovation), 1995 Refunding
            Series, 6.250%, 1/01/05
     1,000 New York State Urban             No Opt. Call       AA-    1,013,320
            Development Corporation,
            Correctional Capital
            Facilities Revenue Bonds,
            1993 Refunding Series,
            5.250%, 1/01/02
     3,700 The Port Authority of New        No Opt. Call       N/R    3,879,450
            York and New Jersey, Special
            Project Bonds (KIAC Partners
            Project), Series 4, 7.000%,
            10/01/07 (Alternative
            Minimum Tax)
     3,035 The Port Authority of New        No Opt. Call       AAA    3,296,860
            York and New Jersey, Special
            Project Bonds (JFK
            International Air Terminal
            LLC Project), Series 6,
            6.000%, 12/01/05
            (Alternative Minimum Tax)
     1,400 Suffolk County Industrial        No Opt. Call       N/R    1,359,190
            Development Agency, New
            York, 1998 Industrial
            Development Revenue Bonds
            (Nissequogue Cogen Partners
            Facility), 4.875%, 1/01/08
            (Alternative Minimum Tax)
     7,265 Suffolk County Industrial        No Opt. Call       AAA    7,993,534
            Development Agency, Solid
            Waste Disposal Facility
            Revenue Bonds (Ogden Martin
            Systems of Huntington,
            Limited Partnership Resource
            Recovery Facility), Series
            1999, 5.950%, 10/01/09
            (Alternative Minimum Tax)
     3,700 Tonawanda Housing Authority,     No Opt. Call       N/R    3,701,184
            New York, Housing Revenue
            Bonds (Kibler Senior
            Housing, Limited Partnership
            Project), Series 1999B,
            6.250%, 9/01/01


--------------------------------------------------------------------------------
65

                 Portfolio of Investments
                 Nuveen Limited Term Municipal Bond Fund (continued) April 30, 2001

  Principal
     Amount                              Optional Call                   Market
      (000) Description                    Provisions* Ratings**          Value
-------------------------------------------------------------------------------
            North Carolina - 1.3%

 $    5,475 North Carolina Municipal       1/03 at 102      BBB+ $    5,681,736
             Power Agency Number 1,
             Catawba Electric Revenue
             Bonds, Series 1992,
             6.000%, 1/01/05

-------------------------------------------------------------------------------
            Ohio - 5.7%

      6,745 Akron, Bath and Copley        No Opt. Call      Baa1      6,192,450
             Joint Township Hospital
             District, Ohio, Hospital
             Facilities Revenue Bonds,
             Series 1998A (Summa
             Health System Project),
             5.000%, 11/15/08

        680 City of Cambridge, Ohio,      No Opt. Call       BBB        690,785
             Hospital Revenue
             Refunding Bonds, Series
             1991 (Guernsey Memorial
             Hospital Project),
             7.850%, 12/01/01

            Cleveland-Cuyahoga County
            Port Authority,
            Subordinate Refunding
            Revenue Bonds, Series 1997
            (Rock and Roll Hall of
            Fame and Museum Project):
        850  5.000%, 12/01/01             No Opt. Call       N/R        852,372
      1,000  5.100%, 12/01/02             No Opt. Call       N/R      1,006,110
        750  5.350%, 12/01/04             No Opt. Call       N/R        763,485
        335  5.600%, 12/01/06             No Opt. Call       N/R        344,759

            County of Cuyahoga, Ohio,
            Hospital Revenue Bonds,
            Series 1995 (Meridia
            Health System):
        795  5.850%, 8/15/01              No Opt. Call       AAA        800,939
        735  5.950%, 8/15/02              No Opt. Call       AAA        758,616

            County of Lucas, Ohio,
            Hospital Facilities
            Revenue Bonds, Series 1993
            (Flower Hospital):
        370  5.800%, 12/01/01             No Opt. Call    N/R***        375,409
        790  5.900%, 12/01/02             No Opt. Call    N/R***        818,306
        435  6.000%, 12/01/03             No Opt. Call    N/R***        460,047

      1,000 Miami County, Ohio,           No Opt. Call       BBB      1,005,350
             Hospital Facilities
             Revenue Refunding and
             Improvement Bonds, Series
             1996C (Upper Valley
             Medical Center), Series
             1996C, 6.000%, 5/15/06

        195 State of Ohio, State          No Opt. Call        A-        195,476
             Economic Development
             Revenue Bonds (Ohio
             Enterprise Bond Fund),
             Series 1991-2 (Superior
             Forge & Steel
             Corporation), 7.250%,
             6/01/01 (Alternative
             Minimum Tax)

      3,825 State of Ohio, Elementary     No Opt. Call       AAA      3,926,745
             and Secondary Education
             Capital Facilities Bonds,
             Series 1995A,
             5.700%, 6/01/02

            County of Sandusky, Ohio,
            Hospital Facilities
            Revenue Refunding Bonds,
            Series 1998 (Memorial
            Hospital):
      1,030  4.600%, 1/01/02              No Opt. Call      BBB-      1,027,003
      1,375  4.700%, 1/01/03              No Opt. Call      BBB-      1,365,678
      1,460  4.800%, 1/01/04              No Opt. Call      BBB-      1,442,947
      1,030  4.900%, 1/01/05              No Opt. Call      BBB-      1,008,967
        830  5.000%, 1/01/06              No Opt. Call      BBB-        809,325
        450  5.050%, 1/01/07              No Opt. Call      BBB-        434,907
        720  5.100%, 1/01/09               1/08 at 102      BBB-        681,077
-------------------------------------------------------------------------------
            Oklahoma - 0.7%
      3,120 Oklahoma Industries           No Opt. Call       BBB      3,048,989
             Authority, Hospital
             Revenue Bonds (Deaconess
             Health Care Corporation
             Project),
             Series 1997A, 5.250%,
             10/01/07
-------------------------------------------------------------------------------
            Pennsylvania - 5.9%
      2,000 Allegheny County Airport      No Opt. Call       AAA      2,115,020
             Authority, Pennsylvania,
             Airport Revenue Refunding
             Bonds (Pittsburgh
             International Airport),
             Series 1999, 5.625%,
             1/01/10 (Alternative
             Minimum Tax)
      3,360 Delaware County Authority,    11/05 at 100       Aaa      3,604,373
             Pennsylvania, Health
             Facilities Revenue Bonds,
             Series 1993A (Mercy
             Health Corporation Of
             Southeastern Pennsylvania
             Obligated Group), 6.000%,
             11/15/07 (Pre-refunded to
             11/15/05)
            Delaware County Industrial
            Development Authority,
            Pennsylvania, Refunding
            Revenue Bonds (Resource
            Recovery Facility), Series
            A 1997:
      4,000  6.000%, 1/01/03              No Opt. Call       BB-      3,990,200
      4,000  6.500%, 1/01/08              No Opt. Call       BB-      3,999,120
      2,500 Frazier School District,      No Opt. Call     SP-1+      2,533,450
             Fayette County,
             Pennsylvania, General
             Obligation Bonds, 4.800%,
             8/15/03


--------------------------------------------------------------------------------
66

 Principal
    Amount                                 Optional Call
     (000) Description                       Provisions* Ratings** Market Value
-------------------------------------------------------------------------------
           Pennsylvania (continued)
  $    985 Redevelopment Authority of       No Opt. Call       N/R $    952,101
            the City of Philadelphia,
            Pennsylvania, Multifamily
            Housing Mortgage Revenue
            Bonds (Cricket Court Commons
            Project), Series 1998A,
            5.600%, 4/01/08 (Alternative
            Minimum Tax)
           Philadelphia, Pennsylvania,
           Hospitals and Higher
           Education Facilities
           Authority, Hospital Revenue
           Refunding Bonds (Pennsylvania
           Hospital):
     2,020  6.050%, 7/01/04                 No Opt. Call   BBB+***    2,150,977
     2,000  6.150%, 7/01/05                 No Opt. Call   BBB+***    2,163,100

     4,225 Westmoreland County              No Opt. Call       N/R    4,031,115
            Industrial Development
            Authority, Pennsylvania,
            Hospital Revenue Bonds
            (Citizens General Hospital),
            Series 1998, 4.750%, 7/01/03
-------------------------------------------------------------------------------
           Rhode Island - 0.9%
     4,035 Rhode Island Housing and         No Opt. Call       AAA    4,100,771
            Mortgage Finance
            Corporation, Multifamily
            Housing Bonds, 1995 Series
            A, 5.350%, 7/01/03
-------------------------------------------------------------------------------
           Tennessee - 0.6%
           The Health and Educational
           Facilities Board of the
           Metropolitan Government of
           Nashville and Davidson
           County, Tennessee, Revenue
           Refunding Bonds (The
           Blakeford at Green Hills),
           Series 1998:
       400  5.150%, 7/01/05                  7/03 at 102       N/R      383,720
       400  5.250%, 7/01/06                  7/03 at 102       N/R      380,036
       500  5.300%, 7/01/07                  7/03 at 102       N/R      470,265
       500  5.350%, 7/01/08                  7/03 at 102       N/R      463,790
       500  5.400%, 7/01/09                  7/03 at 102       N/R      458,675
     1,253 The Industrial Development       No Opt. Call       N/R      250,581
            Board of the Metropolitan
            Government of Nashville and
            Davidson County, Tennessee,
            Industrial Development
            Revenue Refunding and
            Improvement Bonds (Osco
            Treatment Systems, Inc.
            Project), Series 1993,
            6.000%, 5/01/03 (Alternative
            Minimum Tax)#
-------------------------------------------------------------------------------
           Texas - 2.8%
     5,000 Brazos River Authority,          No Opt. Call       N/R    4,983,700
            Texas, Pollution Control
            Revenue Refunding Bonds (TXU
            Electric Company Project),
            Series 2001A, 4.950%,
            10/01/30 (Mandatory put
            4/01/04)
     1,075 Brazos Higher Education          No Opt. Call       Aaa    1,089,749
            Authority, Inc., Student
            Loan Revenue Refunding
            Bonds, Series 1993A-1,
            6.050%, 12/01/01
            (Alternative Minimum Tax)
     2,000 Matagorda County Navigation      No Opt. Call      Baa1    2,021,860
            District Number One, Texas,
            Revenue Refunding Bonds
            (Reliant Energy,
            Incorporated Project),
            Series 1999C, 5.200%,
            5/01/29 (Mandatory put
            11/01/02)
       905 North Central Texas Health       No Opt. Call      BBB-      899,842
            Facilities Development
            Corporation, Health
            Facilities Development
            Revenue Bonds (C.C. Young
            Memorial Home Project),
            Series 1996, 5.700%, 2/15/03
       445 The City of Pasadena, Texas,     No Opt. Call         A      450,402
            Industrial Development
            Corporation, Economic
            Development Revenue Bonds
            (Universities Space Research
            Association Lunar and
            Planetary Institute
            Project), Series 1991,
            7.050%, 10/01/01
           Tyler Health Facilities
           Development Corporation,
           Texas, Hospital Revenue Bonds
           (Mother Frances Hospital
           Regional HealthCare Center
           Project), Series 1997A:
     1,650  5.125%, 7/01/05                  7/02 at 100      Baa2    1,605,153
     1,100  5.200%, 7/01/06                  7/02 at 100      Baa2    1,061,895

-------------------------------------------------------------------------------
           Vermont - 0.2%

     1,000 Vermont Student Assistance       No Opt. Call       AAA    1,013,449
            Corporation, Education Loan
            Finance Program Revenue
            Bonds, 1992
            Series A-3, 6.050%, 12/15/01
            (Alternative Minimum Tax)

-------------------------------------------------------------------------------
           Virgin Islands - 1.9%

     6,000 Virgin Islands Public Finance    No Opt. Call      BBB-    6,294,779
            Authority, Revenue Bonds
            (Virgin Islands Gross
            Receipts Taxes Loan Note),
            Series 1999A, 5.625%,
            10/01/10

     2,070 Virgin Islands Water and         No Opt. Call       N/R    2,115,373
            Power Authority, Electric
            System Revenue and Refunding
            Bonds, 1998 Series, 5.250%,
            7/01/06


--------------------------------------------------------------------------------
67

                 Portfolio of Investments
                 Nuveen Limited Term Municipal Bond Fund (continued) April 30, 2001

 Principal
    Amount                               Optional Call
     (000) Description                     Provisions* Ratings** Market Value
-----------------------------------------------------------------------------
           Virginia - 0.7%

  $  2,850 Newport News Redevelopment      5/05 at 102       AAA $  2,927,462
            and Housing Authority,
            Multifamily Housing Revenue
            Bonds (Fredericksburg-
            Oxford Project), Series
            1997A, 5.550%, 5/01/27
            (Mandatory put 5/01/07)

-----------------------------------------------------------------------------
           Washington - 2.3%

     4,160 The City of Seattle,           No Opt. Call       AAA    4,427,362
            Washington, Solid Waste
            Revenue Refunding Bonds,
            Series 1999, 5.500%,
            8/01/07

     1,670 Washington Health Care         No Opt. Call       AAA    1,729,618
            Facilities Authority,
            Revenue Bonds, Series 1992
            (The Children's Hospital
            and Medical Center),
            6.000%, 10/01/02

     3,500 Washington Public Power        No Opt. Call       AAA    3,839,044
            Supply System, Nuclear
            Project No. 2 Refunding
            Revenue Bonds, Series
            1997A, 6.000%, 7/01/09

-----------------------------------------------------------------------------
  $426,838 Total Investments (cost                                434,121,490
            $426,375,520) - 99.7%
-----------------------------------------------------------------------------
------------
           Other Assets Less                                        1,121,634
            Liabilities -  0.3%
         --------------------------------------------------------------------
           Net Assets - 100%                                     $435,243,124
         --------------------------------------------------------------------

         * Optional Call Provisions (not covered by the report of independent public accountants): Dates (month and year) and prices of the ear-liest optional call or redemption. There may be other call provi-sions at varying prices at later dates.
         ** Ratings (not covered by the report of independent public accoun-
            tants): Using the higher of Standard & Poor's or Moody's rating. *** Securities are backed by an escrow or trust containing suffi-
             cient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Securities are normally considered to be equivalent to AAA rated securi-ties.
         # Non-income producing security, in the case of a bond, generally denotes that issuer has defaulted on the payment or principal or interest or has filed for bankruptcy.
         N/R Investment is not rated.
         (WI) Security purchased on a when-issued basis.




                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
68

                 Statement of Net Assets
                 April 30, 2001

                                                                  Intermediate
                           High Yield All-American      Insured       Duration Limited Term
-------------------------------------------------------------------------------------------
Assets
Investments in municipal
 securities, at market
 value                    $30,995,335 $350,713,749 $804,040,266 $2,713,227,129 $434,121,490
Cash                          803,442           --           --             --           --
Receivables:
 Interest                     727,464    6,553,985   15,291,173     50,038,860    7,051,810
 Investments sold             422,150      363,274           --      3,807,523      780,000
 Shares sold                  581,139      159,087      314,247        696,698      609,061
Other assets                      368        8,201       34,675        118,574       15,130
-------------------------------------------------------------------------------------------
  Total assets             33,529,898  357,798,296  819,680,361  2,767,888,784  442,577,491
-------------------------------------------------------------------------------------------
Liabilities
Cash overdraft                     --    1,418,199    1,002,017        387,925    1,306,238
Payables:
 Investments purchased             --           --   14,538,958             --    4,055,000
 Shares redeemed               25,335    1,116,431      774,229      2,254,990      702,006
Accrued expenses:
 Management fees               16,097      143,896      314,924      1,027,585      156,040
 12b-1 distribution and
  service fees                 13,250      112,339       47,496         51,983       93,505
 Other                         38,447      153,586      336,673      1,114,740      152,157
Dividends payable              60,096      445,142    2,188,027      8,612,339      869,421
-------------------------------------------------------------------------------------------
  Total liabilities           153,225    3,389,593   19,202,324     13,449,562    7,334,367
-------------------------------------------------------------------------------------------
Net assets                $33,376,673 $354,408,703 $800,478,037 $2,754,439,222 $435,243,124
-------------------------------------------------------------------------------------------
Class A Shares
Net assets                $14,899,347 $246,467,562 $120,700,056 $  192,020,554 $359,383,415
Shares outstanding            787,122   23,028,603   11,264,915     20,809,351   33,809,703
Net asset value and
 redemption price per
 share                    $     18.93 $      10.70 $      10.71 $         9.23 $      10.63
Offering price per share
 (net asset value per
 share plus maximum
 sales charge of 4.20%,
 4.20%, 4.20%, 3.00%*
 and 2.50%,
 respectively, of
 offering price)          $     19.76 $      11.17 $      11.18 $         9.52 $      10.90
-------------------------------------------------------------------------------------------
Class B Shares
Net assets                $10,957,505 $ 37,370,278 $ 24,160,508 $   12,912,448          N/A
Shares outstanding            579,377    3,489,356    2,254,253      1,398,830          N/A
Net asset value,
 offering and redemption
 price per share          $     18.91 $      10.71 $      10.72 $         9.23          N/A
-------------------------------------------------------------------------------------------
Class C Shares
Net assets                $ 4,675,300 $ 68,025,226 $ 14,858,256 $   18,420,794 $ 75,475,967
Shares outstanding            247,023    6,364,302    1,398,372      1,996,923    7,110,835
Net asset value,
 offering and redemption
 price per share          $     18.93 $      10.69 $      10.63 $         9.22 $      10.61
-------------------------------------------------------------------------------------------
Class R Shares
Net assets                $ 2,844,521 $  2,545,637 $640,759,217 $2,531,085,426 $    383,742
Shares outstanding            150,190      237,650   60,009,916    274,048,178       36,202
Net asset value,
 offering and redemption
 price per share          $     18.94 $      10.71 $      10.68 $         9.24 $      10.60
-------------------------------------------------------------------------------------------

N/A - Limited Term is not authorized to issue Class B Shares.
*Effective October 30, 2000, the maximum sales charge on Class A Shares for
  Intermediate Duration was decreased from 4.20% to 3.00%.

                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
69

                 Statement of Operations
                 Year Ended April 30, 2001

                                                                 Intermediate
                          High Yield  All-American      Insured      Duration  Limited Term
--------------------------------------------------------------------------------------------
Investment Income         $1,635,662   $22,260,779  $46,660,947  $153,812,617   $23,719,038
--------------------------------------------------------------------------------------------
Expenses
Management fees              129,829     1,752,765    3,750,674    12,220,752     1,908,537
12b-1 service fees -
  Class A                     17,509       509,537      228,225       296,986       728,936
12b-1 distribution and
 service fees - Class B       56,886       330,091      189,591       117,677           N/A
12b-1 distribution and
 service fees - Class C       20,790       496,380       91,856        95,013       402,575
Shareholders' servicing
 agent fees and expenses      11,689       305,990      790,782     2,634,303       285,240
Custodian's fees and
 expenses                     35,995       123,003      165,098       371,276       141,750
Trustees' fees and
 expenses                      1,062        10,014       22,091        64,066        12,985
Professional fees             12,522        17,138       34,290       133,640        18,165
Shareholders' reports -
  printing and mailing
 expenses                      1,149        95,670       60,384       249,678        46,691
Federal and state
 registration fees            32,693        76,489       61,499        72,607        35,719
Portfolio insurance
 expense                          --            --       11,284            --            --
Other expenses                   868        16,815       35,764       108,183        25,873
--------------------------------------------------------------------------------------------
Total expenses before
 custodian fee credit
 and expense
 reimbursement               320,992     3,733,892    5,441,538    16,364,181     3,606,471
 Custodian fee credit         (4,382)      (68,719)     (61,920)     (227,146)      (21,029)
 Expense reimbursement        (2,527)           --           --            --            --
--------------------------------------------------------------------------------------------
Net expenses                 314,083     3,665,173    5,379,618    16,137,035     3,585,442
--------------------------------------------------------------------------------------------
Net investment income      1,321,579    18,595,606   41,281,329   137,675,582    20,133,596
--------------------------------------------------------------------------------------------
Realized and Unrealized
 Gain (Loss) from
 Investments
Net realized gain (loss)
 from investment
 transactions                 14,438    (3,176,277)      11,109     5,454,250    (1,133,431)
Net change in unrealized
 appreciation or
 depreciation of
 investments                 497,897    15,745,844   27,078,489    94,510,762    12,800,823
--------------------------------------------------------------------------------------------
Net gain from
 investments                 512,335    12,569,567   27,089,598    99,965,012    11,667,392
--------------------------------------------------------------------------------------------
Net increase in net
 assets from operations   $1,833,914   $31,165,173  $68,370,927  $237,640,594   $31,800,988
--------------------------------------------------------------------------------------------

N/A - Limited Term is not authorized to issue Class B Shares.


                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
70

                 Statement of Changes in Net Assets

                                     High Yield                     All-American
                          ----------------------------------  --------------------------
                                       For the Period 6/7/99
                                               (commencement
                           Year Ended         of operations)    Year Ended    Year Ended
                              4/30/01        through 4/30/00       4/30/01       4/30/00
-----------------------------------------------------------------------------------------
Operations
Net investment income     $ 1,321,579            $   457,726  $ 18,595,606  $ 20,426,467
Net realized gain (loss)
 from investment
 transactions                  14,438               (134,825)   (3,176,277)   (9,176,255)
Net change in unrealized
 appreciation or
 depreciation of
 investments                  497,897               (173,198)   15,745,844   (31,918,526)
-----------------------------------------------------------------------------------------
Net increase (decrease)
 in net assets from
 operations                 1,833,914                149,703    31,165,173   (20,668,314)
-----------------------------------------------------------------------------------------
Distributions to
 Shareholders
From undistributed net
 investment income:
 Class A                     (555,963)              (138,627)  (13,602,276)  (15,132,046)
 Class B                     (333,959)               (54,913)   (1,587,506)   (1,566,028)
 Class C                     (163,004)               (38,436)   (3,160,126)   (3,562,122)
 Class R                     (276,803)              (182,520)     (189,817)     (162,902)
From accumulated net
 realized gains from
 investment
 transactions:
 Class A                           --                     --            --      (654,193)
 Class B                           --                     --            --       (80,183)
 Class C                           --                     --            --      (170,189)
 Class R                           --                     --            --        (6,542)
-----------------------------------------------------------------------------------------
Decrease in net assets
 from distributions to
 shareholders              (1,329,729)              (414,496)  (18,539,725)  (21,334,205)
-----------------------------------------------------------------------------------------
Fund Share Transactions
Net proceeds from shares
 issued in the
 reorganization of
 Intermediate                      --                     --            --            --
Net proceeds from sale
 of shares                 23,337,081             16,959,330    63,308,113   181,144,650
Net proceeds from shares
 issued to shareholders
 due to reinvestment of
 distributions                413,080                 74,830     5,456,082     6,218,778
-----------------------------------------------------------------------------------------
                           23,750,161             17,034,160    68,764,195   187,363,428
Cost of shares redeemed    (5,578,076)            (2,168,964)  (89,208,995) (209,948,809)
-----------------------------------------------------------------------------------------
Net increase (decrease)
 in net assets from Fund
 share transactions        18,172,085             14,865,196   (20,444,800)  (22,585,381)
-----------------------------------------------------------------------------------------
Net increase (decrease)
 in net assets             18,676,270             14,600,403    (7,819,352)  (64,587,900)
Net assets at the
 beginning of year         14,700,403                100,000   362,228,055   426,815,955
-----------------------------------------------------------------------------------------
Net assets at the end of
 year                     $33,376,673            $14,700,403  $354,408,703  $362,228,055
-----------------------------------------------------------------------------------------
Balance of undistributed
 net investment income
 at the end of year       $    35,080            $    43,230  $     59,826  $      3,945
-----------------------------------------------------------------------------------------


                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
71

                                   Insured                 Intermediate Duration
                          ---------------------------  -------------------------------
                            Year Ended     Year Ended     Year  Ended       Year Ended
                               4/30/01        4/30/00         4/30/01          4/30/00
---------------------------------------------------------------------------------------
Operations
Net investment income     $ 41,281,329  $  42,500,958  $  137,675,582  $   143,921,343
Net realized gain (loss)
 from investment
 transactions                   11,109    (13,652,989)      5,454,250         (110,449)
Net change in unrealized
 appreciation or
 depreciation of
 investments                27,078,489    (47,069,065)     94,510,762     (203,225,001)
---------------------------------------------------------------------------------------
Net increase (decrease)
 in net assets from
 operations                 68,370,927    (18,221,096)    237,640,594      (59,414,107)
---------------------------------------------------------------------------------------
Distributions to
 Shareholders
From undistributed net
 investment income:
 Class A                    (5,804,812)    (5,693,646)     (7,360,232)      (5,987,666)
 Class B                      (860,580)      (682,632)       (524,715)        (487,535)
 Class C                      (550,823)      (502,115)       (552,818)        (319,952)
 Class R                   (33,867,404)   (35,829,096)   (130,991,517)    (135,743,405)
From accumulated net
 realized gains from
 investment
 transactions:
 Class A                            --       (219,264)       (201,510)        (157,870)
 Class B                            --        (31,576)        (14,873)         (16,016)
 Class C                            --        (21,487)        (21,001)          (9,618)
 Class R                            --     (1,310,350)     (3,044,661)      (3,372,922)
---------------------------------------------------------------------------------------
Decrease in net assets
 from distributions to
 shareholders              (41,083,619)   (44,290,166)   (142,711,327)    (146,094,984)
---------------------------------------------------------------------------------------
Fund Share Transactions
Net proceeds from shares
 issued in the
 reorganization of
 Intermediate                       --             --      54,282,203               --
Net proceeds from sale
 of shares                  62,219,252     75,557,406     132,267,647      138,202,949
Net proceeds from shares
 issued to shareholders
 due to reinvestment of
 distributions              25,968,488     28,547,915     105,244,639      109,843,012
---------------------------------------------------------------------------------------
                            88,187,740    104,105,321     291,794,489      248,045,961
Cost of shares redeemed    (89,622,921)  (127,729,604)   (262,644,765)    (383,886,721)
---------------------------------------------------------------------------------------
Net increase (decrease)
 in net assets from Fund
 share transactions         (1,435,181)   (23,624,283)     29,149,724     (135,840,760)
---------------------------------------------------------------------------------------
Net increase (decrease)
 in net assets              25,852,127    (86,135,545)    124,078,991     (341,349,851)
Net assets at the
 beginning of year         774,625,910    860,761,455   2,630,360,231    2,971,710,082
---------------------------------------------------------------------------------------
Net assets at the end of
 year                     $800,478,037  $ 774,625,910  $2,754,439,222  $ 2,630,360,231
---------------------------------------------------------------------------------------
Balance of undistributed
 net investment income
 at the end of year       $    557,960  $     360,250  $      889,571  $     2,643,271
---------------------------------------------------------------------------------------


                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
72

                                                         Limited Term
                                                   --------------------------
                                                     Year Ended    Year Ended
                                                        4/30/01       4/30/00
------------------------------------------------------------------------------
Operations
Net investment income                              $ 20,133,596  $ 23,422,039
Net realized gain (loss) from investment
 transactions                                        (1,133,431)   (2,224,238)
Net change in unrealized appreciation or
 depreciation of investments                         12,800,823   (24,703,249)
------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 operations                                          31,800,988    (3,505,448)
------------------------------------------------------------------------------
Distributions to Shareholders
From undistributed net investment income:
 Class A                                            (17,092,866)  (19,204,675)
 Class B                                                    N/A           N/A
 Class C                                             (3,197,008)   (3,701,545)
 Class R                                                (18,503)      (35,237)
From accumulated net realized gains from
 investment transactions:
 Class A                                                     --            --
 Class B                                                    N/A           N/A
 Class C                                                     --            --
 Class R                                                     --            --
------------------------------------------------------------------------------
Decrease in net assets from distributions to
 shareholders                                       (20,308,377)  (22,941,457)
------------------------------------------------------------------------------
Fund Share Transactions
Net proceeds from shares issued in the
 reorganization of Intermediate                              --            --
Net proceeds from sale of shares                     47,376,801   123,966,719
Net proceeds from shares issued to shareholders
 due to reinvestment of distributions                10,088,933    10,258,381
------------------------------------------------------------------------------
                                                     57,465,734   134,225,100
Cost of shares redeemed                             (94,086,622) (192,794,704)
------------------------------------------------------------------------------
Net increase (decrease) in net assets from Fund
 share transactions                                 (36,620,888)  (58,569,604)
------------------------------------------------------------------------------
Net increase (decrease) in net assets               (25,128,277)  (85,016,509)
Net assets at the beginning of year                 460,371,401   545,387,910
------------------------------------------------------------------------------
Net assets at the end of year                      $435,243,124  $460,371,401
------------------------------------------------------------------------------
Balance of undistributed net investment income at
 the end of year                                   $    533,055  $    705,378
------------------------------------------------------------------------------

N/A - Limited Term is not authorized to issue Class B Shares.



                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
73

Notes to Financial Statements

1. General Information and Significant Accounting Policies

The Nuveen Municipal Trust (the "Trust") is an open-end, investment company registered under the Investment Company Act of 1940, as amended. The Trust comprises the Nuveen High Yield Municipal Bond Fund ("High Yield"), Nuveen All-American Municipal Bond Fund ("All-American"), Nuveen Insured Municipal Bond Fund ("Insured"), Nuveen Intermediate Duration Municipal Bond Fund ("In-termediate Duration") and Nuveen Limited Term Municipal Bond Fund ("Limited Term") (collectively, the "Funds"). The Trust was organized as a Massachusetts business trust on July 1, 1996.

After the close of business on October 27, 2000, Intermediate Duration ac-quired all of the net assets of Nuveen Intermediate Municipal Bond Fund ("In-termediate") pursuant to a plan of reorganization previously approved by the shareholders of Intermediate. The acquisition was accomplished by a tax-free exchange of Class A, C and R Shares of Intermediate Duration for the outstand-ing Class A, C and R Shares of Intermediate on October 27, 2000. Intermedi-ate's net assets of $54,282,203 at that date included $75,643 of net unrealized depreciation which was combined with that of Intermediate Duration. The combined net assets of Intermediate Duration immediately after the acqui-sition were $2,715,429,004.

High Yield invests substantially all of its assets in municipal bonds for high current income exempt from regular federal income taxes and capital apprecia-tion. Under normal circumstances, at least 65% of the Fund's assets will be invested in medium to low-quality municipal bonds and may also invest in de-faulted municipal bonds, inverse floating rate securities, municipal forwards and short-term municipal investments.

All-American, Insured, Intermediate Duration and Limited Term seek to provide high tax-free income and preservation of capital through investments in diver-sified portfolios of quality municipal bonds.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with ac-counting principles generally accepted in the United States.

Securities Valuation
The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Trustees. When price quotes are not readily available (which is usually the case for municipal se-curities), the pricing service establishes fair market value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, ma-turity and rating, indications of value from securities dealers and general market conditions. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are valued at am-ortized cost, which approximates market value.

Securities Transactions
Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery ba-sis may have extended settlement periods. Any securities so purchased are sub-ject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets in a separate account with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At April 30, 2001, Insured and Limited Term had outstanding when-issued purchase commitments of $14,538,958 and $4,055,000, respectively. There were no such outstanding purchase commitments in any of the other Funds.

Investment Income
Interest income is determined on the basis of interest accrued, adjusted for amortization of premiums and accretion of discounts on long-term debt securi-ties.

Dividends and Distributions to Shareholders
Tax-exempt net investment income is declared monthly as a dividend and payment is made or reinvestment is credited to shareholder accounts on the first busi-ness day after month-end. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to shareholders of tax-exempt net investment income, net real-ized capital gains and/or market discount are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. Accordingly, temporary over-distribu-tions as a result of these differences may occur and will be classified as ei-ther distributions in excess of net investment income, distributions in excess of net realized gains and/or distributions in excess of net ordinary taxable income from investment transactions, where applicable.

-------------------------------------------------------------------------------
74

Federal Income Taxes
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to comply with the requirements of the Internal Revenue Code applica-ble to regulated investment companies and to distribute all of its net invest-ment income to its shareholders. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions which will ena-ble interest from municipal securities, which is exempt from regular federal income tax, to retain such tax-exempt status when distributed to the share-holders of the Funds. All monthly tax-exempt income dividends paid during the fiscal year ended April 30, 2001, have been designated Exempt Interest Divi-dends.

Flexible Sales Charge Program
Each Fund offers Class A, C and R Shares. High Yield, All-American, Insured and Intermediate Duration also offer Class B Shares. Class A Shares are sold with a sales charge and incur an annual 12b-1 service fee. Class A Share pur-chases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge ("CDSC") if redeemed within 18 months of purchase. Class B Shares are sold without a sales charge but incur annual 12b-1 distribution and service fees. An investor purchasing Class B Shares agrees to pay a CDSC of up to 5% depending upon the length of time the shares are held by the investor (CDSC is reduced to 0% at the end of six years). Class B Shares convert to Class A Shares eight years after purchase. Class C Shares are sold without a sales charge but incur an-nual 12b-1 distribution and service fees. An investor purchasing Class C Shares agrees to pay a CDSC of 1% if Class C Shares are redeemed within one year of purchase. Class R Shares are not subject to any sales charge or 12b-1 distribution or service fees. Class R Shares are available only under limited circumstances.

Derivative Financial Instruments
The Funds may invest in certain derivative financial instruments including futures, forward, swap and option contracts, and other financial instruments with similar characteristics including inverse floating rate securities. Dur-ing the fiscal year ended April 30, 2001, All-American invested in inverse floating rate securities for the purpose of enhancing portfolio yield. Inverse floating rate securities are identified in the Portfolio of Investments and are marked to market daily. The interest rate of an inverse floating rate se-curity has an inverse relationship to the interest rate of a short-term float-ing rate security. Consequently, as the interest rate of the floating rate se-curity rises, the interest rate on the inverse floating rate security de-clines. Conversely, as the interest rate of the floating rate security de-clines, the interest rate on the inverse floating rate security rises. The price of an inverse floating rate security will be more volatile than that of a fixed rate security since the interest rate is dependent on the general level of interest rates as well as the short-term interest paid on the float-ing rate security. High Yield, Insured, Intermediate Duration and Limited Term did not invest in any such securities during the fiscal year ended April 30, 2001.

Expense Allocation
Expenses of each Fund that are not directly attributable to a specific class of shares are prorated among the classes based on the relative net assets of each class. Expenses directly attributable to a class of shares, which pres-ently only includes 12b-1 distribution and service fees, are recorded to the specific class.

Custodian Fee Credit
Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight in-vestments.

Use of Estimates
The preparation of financial statements in conformity with accounting princi-ples generally accepted in the United States requires management to make esti-mates and assumptions that affect the reported amounts of assets and liabili-ties at the date of the financial statements and the reported amounts of in-creases and decreases in net assets from operations during the reporting peri-od. Actual results may differ from those estimates.

Audit Guide
In November 2000, the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The Guide is effective for annual finan-cial statements issued for fiscal years beginning after December 15, 2000. It is not anticipated that the adoption of the Guide will have a significant ef-fect on the financial statements.

-------------------------------------------------------------------------------
75

2. Fund Shares

Transactions in Fund shares were as follows:

                                                                                        High Yield
                                                                     ---------------------------------------------------
                                                                                                For the Period 6/7/99
                                                                                                   (commencement of
                                                                           Year Ended            operations) through
                                                                             4/30/01                   4/30/00
                                                                     ------------------------  -------------------------
                                                                         Shares        Amount       Shares        Amount
-------------------------------------------------------------------------------------------------------------------------
Shares sold:
 Class A                                                                568,138   $10,619,599      372,419   $ 6,981,810
 Class B                                                                469,421     8,759,970      143,463     2,700,166
 Class C                                                                172,370     3,227,226       89,209     1,682,683
 Class R                                                                 39,312       730,286      293,122     5,594,671
Shares issued to shareholders due to reinvestment of distributions:
 Class A                                                                  7,996       149,498        1,545        28,819
 Class B                                                                  7,400       138,376        1,039        19,374
 Class C                                                                  2,699        50,420          686        12,769
 Class R                                                                  4,003        74,786          744        13,868
-------------------------------------------------------------------------------------------------------------------------
                                                                      1,271,339    23,750,161      902,227    17,034,160
-------------------------------------------------------------------------------------------------------------------------
Shares redeemed:
 Class A                                                                (73,436)   (1,378,842)     (90,790)   (1,684,324)
 Class B                                                                (30,148)     (561,635)     (13,048)     (243,122)
 Class C                                                                (19,191)     (358,300)          --            --
 Class R                                                               (175,216)   (3,279,299)     (13,025)     (241,518)
-------------------------------------------------------------------------------------------------------------------------
                                                                       (297,991)   (5,578,076)    (116,863)   (2,168,964)
-------------------------------------------------------------------------------------------------------------------------
Net increase                                                            973,348   $18,172,085      785,364   $14,865,196
-------------------------------------------------------------------------------------------------------------------------
                                                                                       All-American
                                                                     ---------------------------------------------------
                                                                           Year Ended                 Year Ended
                                                                             4/30/01                   4/30/00
                                                                     ------------------------  -------------------------
                                                                         Shares        Amount       Shares        Amount
-------------------------------------------------------------------------------------------------------------------------
Shares sold:
 Class A                                                              3,655,427  $ 38,654,175   13,500,898  $143,864,405
 Class B                                                                779,577     8,254,658    1,285,393    13,894,140
 Class C                                                              1,313,938    13,917,035    1,934,386    20,659,552
 Class R                                                                237,175     2,482,245      257,212     2,726,553
Shares issued to shareholders due to reinvestment of distributions:
 Class A                                                                372,960     3,940,751      428,158     4,578,317
 Class B                                                                 49,575       524,530       48,556       517,927
 Class C                                                                 82,984       876,078       95,115     1,014,087
 Class R                                                                 10,808       114,723       10,212       108,447
-------------------------------------------------------------------------------------------------------------------------
                                                                      6,502,444    68,764,195   17,559,930   187,363,428
-------------------------------------------------------------------------------------------------------------------------
Shares redeemed:
 Class A                                                             (6,067,491)  (64,167,224) (16,168,225) (171,438,777)
 Class B                                                               (486,878)   (5,134,495)    (967,088)  (10,145,770)
 Class C                                                             (1,582,384)  (16,612,828)  (2,489,879)  (26,198,502)
 Class R                                                               (311,264)   (3,294,448)    (205,764)   (2,165,760)
-------------------------------------------------------------------------------------------------------------------------
                                                                     (8,448,017)  (89,208,995) (19,830,956) (209,948,809)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                                              (1,945,573) $(20,444,800)  (2,271,026) $(22,585,381)
-------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
76

                                              Insured
                         ----------------------------------------------------
                               Year Ended                 Year Ended
                                 4/30/01                    4/30/00
                         ------------------------  --------------------------
                             Shares        Amount       Shares         Amount
------------------------------------------------------------------------------
Shares sold:
 Class A                  2,172,087  $ 23,079,628    3,086,726  $  32,667,905
 Class B                    929,492     9,914,876      731,514      7,722,423
 Class C                    572,155     6,060,273      563,538      5,837,176
 Class R                  2,198,847    23,164,475    2,795,012     29,329,902
Shares issued to
 shareholders due to
 reinvestment of
 distributions:
 Class A                    307,534     3,259,167      332,542      3,509,791
 Class B                     35,125       372,633       30,531        321,893
 Class C                     29,376       308,971       29,369        306,993
 Class R                  2,086,476    22,027,717    2,317,838     24,409,238
------------------------------------------------------------------------------
                          8,331,092    88,187,740    9,887,070    104,105,321
------------------------------------------------------------------------------
Shares redeemed:
 Class A                 (1,821,186)  (19,247,714)  (2,672,467)   (28,212,038)
 Class B                   (356,597)   (3,781,295)    (334,945)    (3,509,444)
 Class C                   (274,712)   (2,878,498)    (511,995)    (5,290,567)
 Class R                 (6,057,093)  (63,715,414)  (8,674,594)   (90,717,555)
------------------------------------------------------------------------------
                         (8,509,588)  (89,622,921) (12,194,001)  (127,729,604)
------------------------------------------------------------------------------
Net increase (decrease)    (178,496) $ (1,435,181)  (2,306,931) $ (23,624,283)
------------------------------------------------------------------------------

                                        Intermediate Duration
                         ------------------------------------------------------
                                Year Ended                  Year Ended
                                  4/30/01                     4/30/00
                         --------------------------  --------------------------
                              Shares         Amount       Shares         Amount
--------------------------------------------------------------------------------
Shares issued in the
 reorganization of
 Intermediate:
 Class A                   4,771,218  $  43,524,282           --  $          --
 Class C                   1,104,409     10,073,465           --             --
 Class R                      74,987        684,456           --             --
Shares sold:
 Class A                   6,583,302     60,567,689    3,537,711     32,170,580
 Class B                     323,072      2,960,907      719,576      6,517,947
 Class C                     339,425      3,113,992      349,705      3,137,585
 Class R                   7,237,462     65,625,059   10,637,230     96,376,837
Shares issued to
 shareholders due to
 reinvestment of
 distributions:
 Class A                     502,745      4,597,113      452,979      4,113,838
 Class B                      28,296        258,553       27,021        245,091
 Class C                      27,032        247,902       21,778        197,700
 Class R                  10,957,125    100,141,071   11,574,998    105,286,383
--------------------------------------------------------------------------------
                          31,949,073    291,794,489   27,320,998    248,045,961
--------------------------------------------------------------------------------
Shares redeemed:
 Class A                  (4,141,153)   (37,927,874)  (3,476,596)   (31,284,034)
 Class B                    (249,932)    (2,279,925)    (502,732)    (4,466,044)
 Class C                    (251,512)    (2,303,882)    (345,467)    (3,101,371)
 Class R                 (24,153,706)  (220,133,084) (38,143,243)  (345,035,272)
--------------------------------------------------------------------------------
                         (28,796,303)  (262,644,765) (42,468,038)  (383,886,721)
--------------------------------------------------------------------------------
Net increase (decrease)    3,152,770  $  29,149,724  (15,147,040) $(135,840,760)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
77

                                           Limited Term
                         ----------------------------------------------------
                               Year Ended                 Year Ended
                                 4/30/01                    4/30/00
                         ------------------------  --------------------------
                             Shares        Amount       Shares         Amount
------------------------------------------------------------------------------
Shares sold:
 Class A                  2,881,650  $ 30,411,778    9,240,097  $  97,155,925
 Class C                  1,590,405    16,850,320    2,519,289     26,670,978
 Class R                     10,874       114,703       13,313        139,816
Shares issued to
 shareholders due to
 reinvestment of
 distributions:
 Class A                    826,969     8,691,917      813,547      8,594,221
 Class C                    132,544     1,390,806      155,922      1,644,870
 Class R                        593         6,210        1,820         19,290
------------------------------------------------------------------------------
                          5,443,035    57,465,734   12,743,988    134,225,100
------------------------------------------------------------------------------
Shares redeemed:
 Class A                 (6,878,454)  (72,153,638) (14,974,195)  (157,240,634)
 Class C                 (2,082,470)  (21,851,797)  (3,301,074)   (34,601,230)
 Class R                     (7,701)      (81,187)     (90,620)      (952,840)
------------------------------------------------------------------------------
                         (8,968,625)  (94,086,622) (18,365,889)  (192,794,704)
------------------------------------------------------------------------------
Net increase (decrease)  (3,525,590) $(36,620,888)  (5,621,901) $ (58,569,604)
------------------------------------------------------------------------------

3. Distributions to Shareholders

The Funds declared dividend distributions from their tax-exempt net investment income which were paid on June 1, 2001, to shareholders of record on May 9, 2001, as follows:

                       High     All-         Intermediate Limited
                      Yield American Insured     Duration    Term
-----------------------------------------------------------------
Dividend per share:
 Class A             $.1020   $.0470  $.0450       $.0380  $.0415
 Class B              .0900    .0400   .0385        .0320     N/A
 Class C              .0930    .0420   .0395        .0335   .0385
 Class R              .1050    .0485   .0465        .0395   .0435
-----------------------------------------------------------------

N/A - Limited Term is not authorized to issue Class B Shares.

4. Securities Transactions

Purchases and sales (including maturities) of investments in long-term munici-pal securities and short-term municipal securities for the fiscal year ended April 30, 2001, were as follows:

                                High                           Intermediate
                               Yield All-American      Insured     Duration Limited Term
----------------------------------------------------------------------------------------
Purchases:
 Long-term municipal
  securities             $18,067,222 $ 96,381,780 $162,882,207 $234,409,757 $ 96,093,438
 Long-term municipal
  securities acquired in
  the acquisition
  of Intermediate                 --           --           --   53,652,345           --
 Short-term municipal
  securities                      --   43,700,000   34,400,000   67,085,000   26,350,000
Sales and maturities:
 Long-term municipal
  securities               2,278,605  110,998,021  160,474,990  263,769,823  129,580,125
 Short-term municipal
  securities                      --   43,700,000   34,400,000   67,085,000   26,350,000
----------------------------------------------------------------------------------------

At April 30, 2001, the identified cost of investments owned for federal income tax purposes were as follows:

            High                             Intermediate
           Yield All-American      Insured       Duration Limited Term
----------------------------------------------------------------------
     $30,671,203 $340,936,806 $753,137,134 $2,562,298,602 $426,399,689
----------------------------------------------------------------------

-------------------------------------------------------------------------------
78

At April 30, 2001, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

           High        All-                Limited
          Yield    American     Insured       Term
--------------------------------------------------
2003   $     -- $        -- $        -- $3,801,908
2008     23,319   5,472,809   5,590,972  1,014,670
2009     96,499   6,509,058   8,126,328  2,353,306
--------------------------------------------------
 Total $119,818 $11,981,867 $13,717,300 $7,169,884
--------------------------------------------------

5. Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and gross unrealized depreciation of investments for federal income tax purposes at April 30, 2001, were as follows:

                        High         All-               Intermediate      Limited
                       Yield     American      Insured      Duration         Term
----------------------------------------------------------------------------------
Gross unrealized:
 appreciation      $ 956,336  $16,356,951  $51,962,758  $168,322,274  $11,408,087
 depreciation       (632,204)  (6,580,008)  (1,059,626)  (17,393,747)  (3,686,286)
----------------------------------------------------------------------------------
Net unrealized
 appreciation      $ 324,132  $ 9,776,943  $50,903,132  $150,928,527  $ 7,721,801
----------------------------------------------------------------------------------

6. Management Fee and Other Transactions with Affiliates

Under the Trust's investment management agreement with Nuveen Advisory Corp. (the "Adviser"), a wholly owned subsidiary of The John Nuveen Company, each Fund pays an annual management fee, payable monthly, at the rates set forth be-low which are based upon the average daily net assets of each Fund as follows:

                                    High Yield
Average Daily Net Assets        Management Fee
-----------------------------------------------
For the first $125 million          .6000 of 1%
For the next $125 million           .5875 of 1
For the next $250 million           .5750 of 1
For the next $500 million           .5625 of 1
For the next $1 billion             .5500 of 1
For net assets over $2 billion      .5250 of 1
-----------------------------------------------

                                All-American, Insured &
                                  Intermediate Duration
Average Daily Net Assets                 Management Fee
--------------------------------------------------------
For the first $125 million                   .5000 of 1%
For the next $125 million                    .4875 of 1
For the next $250 million                    .4750 of 1
For the next $500 million                    .4625 of 1
For the next $1 billion                      .4500 of 1
For the next $3 billion                      .4250 of 1
For net assets over $5 billion               .4125 of 1
--------------------------------------------------------

                                  Limited Term
Average Daily Net Assets        Management Fee
-----------------------------------------------
For the first $125 million          .4500 of 1%
For the next $125 million           .4375 of 1
For the next $250 million           .4250 of 1
For the next $500 million           .4125 of 1
For the next $1 billion             .4000 of 1
For the next $3 billion             .3750 of 1
For net assets over $5 billion      .3625 of 1
-----------------------------------------------

--------------------------------------------------------------------------------
79

The management fee compensates the Adviser for overall investment advisory and administrative services, and general office facilities. The Trust pays no com-pensation directly to those of its Trustees who are affiliated with the Ad-viser or to its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates.

The Adviser has agreed to waive part of its management fees or reimburse cer-tain expenses of Insured and Intermediate Duration in order to limit total ex-penses to .975 of 1% of the average daily net asset value of Insured and .75 of 1% of the average daily net asset value of Intermediate Duration, excluding any 12b-1 fees applicable to Class A, B and C Shares. The Adviser may also voluntarily agree to reimburse additional expenses in any of the Funds from time to time, which may be terminated at any time at its discretion.

During the fiscal year ended April 30, 2001, Nuveen Investments (the "Distrib-utor"), a wholly owned subsidiary of The John Nuveen Company, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to authorized dealers as follows:

                               High     All-          Intermediate Limited
                              Yield American  Insured     Duration    Term
--------------------------------------------------------------------------
Sales charges collected     $86,773 $198,087 $189,793      $36,536 $87,823
Paid to authorized dealers   78,728  198,087  189,793       36,536  87,823
--------------------------------------------------------------------------

The Distributor also received 12b-1 service fees on Class A Shares, substan-tially all of which were paid to compensate authorized dealers for providing services to shareholders relating to their investments.

During the fiscal year ended April 30, 2001, the Distributor compensated au-thorized dealers directly with commission advances at the time of purchase as follows:

                         High     All-          Intermediate  Limited
                        Yield American  Insured     Duration     Term
---------------------------------------------------------------------
Commission advances  $380,278 $446,137 $443,182     $165,400 $178,434
---------------------------------------------------------------------

To compensate for commissions advanced to authorized dealers, all 12b-1 serv-ice fees collected on Class B Shares during the first year following a pur-chase, all 12b-1 distribution fees on Class B Shares, and all 12b-1 service and distribution fees on Class C Shares collected during the first year fol-lowing a purchase are retained by the Distributor. During the fiscal year ended April 30, 2001, the Distributor retained such 12b-1 fees as follows:

                        High     All-          Intermediate Limited
                       Yield American  Insured     Duration    Term
-------------------------------------------------------------------
12b-1 fees retained  $68,073 $345,728 $190,353     $127,036 $20,833
-------------------------------------------------------------------

The remaining 12b-1 fees charged to the Fund were paid to compensate autho-rized dealers for providing services to shareholders relating to their invest-ments.

The Distributor also collected and retained CDSC on share redemptions during the fiscal year ended April 30, 2001, as follows:

                 High     All-          Intermediate Limited
                Yield American  Insured     Duration    Term
------------------------------------------------------------
CDSC retained  $8,630 $203,389 $143,473      $58,689 $41,579
------------------------------------------------------------

At April 30, 2001, The John Nuveen Company owned 1,250 shares each of High Yield's Class A, B, C and R.

-------------------------------------------------------------------------------
80

7. Composition of Net Assets

At April 30, 2001, each Fund had an unlimited number of $.01 par value shares authorized. Net assets consisted of:

                                 High          All-                  Intermediate      Limited
                                Yield      American       Insured        Duration         Term
-----------------------------------------------------------------------------------------------
Capital paid-in           $33,137,281  $356,553,801  $762,734,245  $2,600,209,937 $434,158,152
Balance of undistributed
 net investment income         35,080        59,826       557,960         889,571      533,055
Accumulated net realized
 gain (loss) from
 investment transactions     (120,387)  (12,354,226)  (13,717,300)      1,864,703   (7,194,053)
Net unrealized
 appreciation of
 investments                  324,699    10,149,302    50,903,132     151,475,011    7,745,970
-----------------------------------------------------------------------------------------------
Net assets                $33,376,673  $354,408,703  $800,478,037  $2,754,439,222 $435,243,124
-----------------------------------------------------------------------------------------------

8. Investment Composition

At April 30, 2001, the revenue sources by municipal purpose, expressed as a percent of long-term investments, were as follows:

                         High      All-           Intermediate  Limited
                        Yield  American  Insured      Duration     Term
------------------------------------------------------------------------
Basic Materials             5%        2%      --%           --%      --%
Capital Goods              11        --       --            --        2
Consumer Staples            6        --       --             1        2
Education and Civic
 Organizations              4         9        5             1       13
Healthcare                 25        15       17            17       13
Housing/Multifamily         3         4        4             7       11
Housing/Single Family       1         5        9             5        2
Long-Term Care              9         5       --            --        3
Tax Obligation/General     --         5        8             7        8
Tax Obligation/Limited     --         7       10            10       13
Transportation             11        15        5             7        7
U.S. Guaranteed            --        17       32            16        6
Utilities                  25        12        7            21       17
Water and Sewer            --         2        3             8        1
Other                      --         2       --            --        2
------------------------------------------------------------------------
                          100%      100%     100%          100%     100%
------------------------------------------------------------------------

Certain long-term investments owned by the Funds are either covered by insur-ance issued by several private insurers or are backed by an escrow or trust containing U.S. Government or U.S. Government agency securities, both of which ensure the timely payment of principal and interest in the event of default (High Yield 2%, All-American 38%, Insured 100%, Intermediate Duration 38% and Limited Term 31%). Such insurance or escrow, however, does not guarantee the market value of the municipal securities or the value of any of the Funds' shares.

For additional information regarding each investment security, refer to the Portfolio of Investments of each Fund.

-------------------------------------------------------------------------------
81

                 Financial Highlights

                 Selected data for a share outstanding throughout each period:

 Class (Inception Date)
                         Investment Operations       Less Distributions
                        -------------------------  -----------------------
 HIGH YIELD
                                       Net
 Class (Inception Date)          Realized/
                                Unrealized     Ratios/Supplemental Data
              Beginning  ---Net----Invest--------------Net------------------Ending------------------
                    Net Invest-   BeforemCredit/ent      AfterInvest-   After Credit/     Net
 Year Ended       Asset    ment   ReimbursementGain Reimbursement(b)menReimbursement(c)t  Capital          Asset
 HIGHAYIELDpril 30,        Value -Income-----(Loss) -Total---Income--- Gains--Total---Value
                                             Ratio              Ratio              Ratio
                                            of Net             of Net             of Net
                                           Invest-            Invest-            Invest-
                                 Ratio of     ment  Ratio of     ment  Ratio of     ment
                                 Expenses   Income  Expenses   Income  Expenses   Income
                          Ending       to       to        to       to        to       to
                             Net  Average  Average   Average  Average   Average  Average  Portfolio
 Year Ended       Total   Assets      Net      Net       Net      Net       Net      Net   Turnover
 April 30,    Return(a)    (000)   Assets   Assets    Assets   Assets    Assets   Assets       Rate
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
 Class A (6/99)
 2001            $18.60   $1.19     $  .34  $1.53   $(1.20)     $-- $(1.20) $18.93
 2000(d)          20.00    1.06      (1.61)  (.55)    (.85)      --   (.85)  18.60
 Class B (6/99)
 2001             18.58    1.06        .33   1.39    (1.06)      --  (1.06)  18.91
 2000(d)          20.00     .93      (1.61)  (.68)    (.74)      --   (.74)  18.58
 Class C (6/99)
 2001             18.59    1.09        .35   1.44    (1.10)      --  (1.10)  18.93
 2000(d)          20.00     .96      (1.60)  (.64)    (.77)      --   (.77)  18.59
 Class R (6/99)
 2001             18.61    1.20        .37   1.57    (1.24)      --  (1.24)  18.94
 2000(d)          20.00    1.05      (1.56)  (.51)    (.88)      --   (.88)  18.61
----------------------------------------------------------------------------------------------------------------
 Class A (6/99)
 2001              8.52% $14,899     1.23%    6.35%     1.22%    6.36%     1.20%    6.38%        11%
 2000(d)          (2.69)   5,291     1.87*    5.11*      .77*    6.22*      .72*    6.26*        56
 Class B (6/99)
 2001              7.70   10,958     1.98     5.62      1.97     5.63      1.95     5.65         11
 2000(d)          (3.36)   2,465     2.66*    4.27*     1.51*    5.42*     1.46*    5.47*        56
 Class C (6/99)
 2001              7.96    4,675     1.79     5.80      1.78     5.81      1.76     5.83         11
 2000(d)          (3.16)   1,694     2.49*    4.44*     1.31*    5.62*     1.26*    5.67*        56
 Class R (6/99)
 2001              8.72    2,845     1.11     6.41      1.09     6.43      1.07     6.45         11
 2000(d)          (2.50)   5,249     2.02*    4.66*      .57*    6.11*      .53*    6.16*        56
----------------------------------------------------------------------------------------------------------------

* Annualized.
(a) Total returns are calculated on net asset value without any sales charge and are not annualized.
(b) After expense reimbursement from the investment adviser, where applicable.
(c) After custodian fee credit and expense reimbursement, where applicable.
(d) For the period June 7, 1999 (commencement of operations) through April 30, 2000.




                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
82

                 Selected data for a share outstanding throughout each period:

 Class (Inception Date)
                             Investment Operations      Less Distributions
                           -------------------------  ----------------------
 ALL-AMERICAN+
                                          Net
                                    Realized/
                 Beginning     Net Unrealized             Net                Ending
                       Net Invest-    Invest-         Invest-                   Net
 Year Ended          Asset    ment  ment Gain            ment Capital         Asset     Total
 April 30,           Value  Income     (Loss)  Total   Income   Gains  Total  Value Return(a)
----------------------------------------------------------------------------------------------

 Class (Inception Date)
                                        Ratios/Supplemental Data
                 ----------------------------------------------------------------------------
                           Before Credit/          After          After Credit/
                            Reimbursement    Reimbursement(b)   Reimbursement(c)
 ALL-AMERICAN+            ------------------ ------------------ ------------------
                                      Ratio              Ratio              Ratio
                                     of Net             of Net             of Net
                                    Invest-            Invest-            Invest-
                          Ratio of     ment  Ratio of     ment  Ratio of     ment
                          Expenses   Income  Expenses   Income  Expenses   Income
                   Ending       to       to        to       to        to       to
                      Net  Average  Average   Average  Average   Average  Average  Portfolio
 Year Ended        Assets      Net      Net       Net      Net       Net      Net   Turnover
 April 30,          (000)   Assets   Assets    Assets   Assets    Assets   Assets       Rate
----------------------------------------------------------------------------------------------
 Class A (10/88)
 2001               $10.33    $.57     $  .36  $ .93   $(.56)  $  --  $(.56) $10.70      9.23%
 2000                11.43     .56      (1.08)  (.52)   (.56)   (.02)  (.58)  10.33     (4.48)
 1999                11.32     .57        .12    .69    (.57)   (.01)  (.58)  11.43      6.23
 1998                10.90     .60        .51   1.11    (.60)   (.09)  (.69)  11.32     10.32
 1997(d)             10.67     .55        .29    .84    (.55)   (.06)  (.61)  10.90      8.02
 1996(e)             10.79     .61       (.12)   .49    (.61)     --   (.61)  10.67      4.64
 Class B (2/97)
 2001                10.34     .49        .36    .85    (.48)     --   (.48)  10.71      8.41
 2000                11.44     .49      (1.09)  (.60)   (.48)   (.02)  (.50)  10.34     (5.21)
 1999                11.33     .49        .12    .61    (.49)   (.01)  (.50)  11.44      5.46
 1998                10.91     .51        .51   1.02    (.51)   (.09)  (.60)  11.33      9.51
 1997(f)             10.98     .12       (.06)   .06    (.13)     --   (.13)  10.91       .54
 Class C (6/93)
 2001                10.32     .51        .36    .87    (.50)     --   (.50)  10.69      8.63
 2000                11.42     .51      (1.09)  (.58)   (.50)   (.02)  (.52)  10.32     (5.02)
 1999                11.31     .51        .12    .63    (.51)   (.01)  (.52)  11.42      5.69
 1998                10.89     .53        .52   1.05    (.54)   (.09)  (.63)  11.31      9.75
 1997(d)             10.66     .50        .29    .79    (.50)   (.06)  (.56)  10.89      7.48
 1996(e)             10.78     .55       (.12)   .43    (.55)     --   (.55)  10.66      4.07
 Class R (2/97)
 2001                10.34     .59        .36    .95    (.58)     --   (.58)  10.71      9.41
 2000                11.44     .59      (1.08)  (.49)   (.59)   (.02)  (.61)  10.34     (4.29)
 1999                11.32     .60        .13    .73    (.60)   (.01)  (.61)  11.44      6.54
 1998                10.91     .61        .51   1.12    (.62)   (.09)  (.71)  11.32     10.45
 1997(f)             10.99     .15       (.07)   .08    (.16)     --   (.16)  10.91       .69
----------------------------------------------------------------------------------------------
 Class A (10/88)
 2001            $246,468      .87%    5.33%      .87%    5.33%      .85%    5.35%        27%
 2000             259,004      .84     5.29       .84     5.29       .83     5.29         53
 1999             312,238      .81     4.97       .81     4.98       .80     4.98         10
 1998             236,691      .81     5.27       .81     5.27       .81     5.27         20
 1997(d)          216,575      .98*    5.43*      .87*    5.54*      .87*    5.54*        39
 1996(e)          207,992     1.02     5.41       .83     5.60       .83     5.60         79
 Class B (2/97)
 2001              37,370     1.62     4.59      1.62     4.59      1.60     4.60         27
 2000              32,536     1.59     4.54      1.59     4.54      1.58     4.55         53
 1999              31,804     1.56     4.21      1.54     4.23      1.54     4.23         10
 1998               8,706     1.56     4.47      1.56     4.47      1.56     4.47         20
 1997(f)              711     1.55*    4.83*     1.55*    4.83*     1.55*    4.83*        39
 Class C (6/93)
 2001              68,025     1.42     4.78      1.42     4.78      1.40     4.80         27
 2000              67,577     1.39     4.73      1.39     4.73      1.38     4.74         53
 1999              80,036     1.37     4.42      1.36     4.43      1.35     4.43         10
 1998              62,336     1.36     4.72      1.36     4.72      1.36     4.72         20
 1997(d)           54,850     1.53*    4.88*     1.42*    4.99*     1.42*    4.99*        39
 1996(e)           47,314     1.57     4.85      1.37     5.05      1.37     5.05         79
 Class R (2/97)
 2001               2,546      .67     5.54       .67     5.54       .65     5.56         27
 2000               3,111      .64     5.50       .64     5.50       .63     5.51         53
 1999               2,737      .62     5.17       .61     5.17       .61     5.17         10
 1998               4,510      .61     5.42       .61     5.42       .61     5.42         20
 1997(f)              183      .61*    5.95*      .61*    5.95*      .61*    5.95*        39
----------------------------------------------------------------------------------------------

* Annualized.
+ Information included prior to the 11 months ended April 30, 1997, reflects the financial highlights of Flagship All-American.
(a) Total returns are calculated on net asset value without any sales charge and are not annualized.
(b) After expense reimbursement from the investment adviser, where applicable.
(c) After custodian fee credit and expense reimbursement, where applicable.
(d) For the 11 months ended April 30.
(e) For the year ended May 31.
(f) From commencement of class operations as noted through April 30.


                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
83

                 Selected data for a share outstanding throughout each period:

Class (Inception Date)
                       Investment Operations      Less Distributions
                      -------------------------  -----------------------
INSURED
                                     Net
                               Realized/
            Beginning     Net Unrealized             Net                  Ending              Ending
                  Net Invest-    Invest-         Invest-                     Net                 Net
Year Ended      Asset    ment  ment Gain            ment  Capital          Asset     Total    Assets
April 30,       Value  Income     (Loss)  Total   Income    Gains  Total   Value Return(a)     (000)
----------------------------------------------------------------------------------------------------
Class A (9/94)
 2001          $10.35    $.54      $ .36  $ .90    $(.54)   $  --  $(.54) $10.71      8.86% $120,700
 2000           11.16     .54       (.79)  (.25)    (.54)    (.02)  (.56)  10.35     (2.19)  109,729
 1999           11.03     .54        .16    .70     (.54)    (.03)  (.57)  11.16      6.43   109,986
 1998           10.66     .54        .41    .95     (.55)    (.03)  (.58)  11.03      9.05    90,459
 1997(d)        10.82     .09       (.16)  (.07)    (.09)      --   (.09)  10.66      (.63)   69,291
 1997(e)        10.97     .56       (.13)   .43     (.54)    (.04)  (.58)  10.82      4.04    68,268
Class B (2/97)
 2001           10.35     .46        .37    .83     (.46)      --   (.46)  10.72      8.17    24,161
 2000           11.16     .46       (.79)  (.33)    (.46)    (.02)  (.48)  10.35     (2.94)   17,035
 1999           11.03     .45        .16    .61     (.45)    (.03)  (.48)  11.16      5.63    13,602
 1998           10.67     .46        .39    .85     (.46)    (.03)  (.49)  11.03      8.14     4,992
 1997(d)        10.82     .09       (.16)  (.07)    (.08)      --   (.08)  10.67      (.65)      488
 1997(f)        10.80     .04        .02    .06     (.04)      --   (.04)  10.82       .55       228
Class C (9/94)
 2001           10.26     .48        .36    .84     (.47)      --   (.47)  10.63      8.36    14,858
 2000           11.05     .47       (.77)  (.30)    (.47)    (.02)  (.49)  10.26     (2.64)   10,990
 1999           10.92     .47        .16    .63     (.47)    (.03)  (.50)  11.05      5.86    10,947
 1998           10.56     .48        .39    .87     (.48)    (.03)  (.51)  10.92      8.39     8,037
 1997(d)        10.72     .08       (.16)  (.08)    (.08)      --   (.08)  10.56      (.73)    5,615
 1997(e)        10.85     .46       (.09)   .37     (.46)    (.04)  (.50)  10.72      3.48     5,448
Class R (12/86)
 2001           10.31     .56        .37    .93     (.56)      --   (.56)  10.68      9.18   640,759
 2000           11.11     .56       (.78)  (.22)    (.56)    (.02)  (.58)  10.31     (1.94)  636,872
 1999           10.98     .56        .15    .71     (.55)    (.03)  (.58)  11.11      6.62   726,228
 1998           10.62     .56        .39    .95     (.56)    (.03)  (.59)  10.98      9.17   727,068
 1997(d)        10.78     .09       (.15)  (.06)    (.10)      --   (.10)  10.62      (.60)  714,622
 1997(e)        10.92     .57       (.11)   .46     (.56)    (.04)  (.60)  10.78      4.38   732,587
----------------------------------------------------------------------------------------------------
Class (Inception Date)
                         Ratios/Supplemental Data
            -------------------------------------------------------------------
             Before Credit/         After          After Credit/
             Reimbursement     Reimbursement(b)   Reimbursement(c)
INSURED     ------------------ ------------------ ------------------
                        Ratio              Ratio              Ratio
                           of                 of                 of
                          Net                Net                Net
                      Invest-            Invest-            Invest-
            Ratio of     ment  Ratio of     ment  Ratio of     ment
            Expenses   Income  Expenses   Income  Expenses   Income
                  to       to        to       to        to       to
             Average  Average   Average  Average   Average  Average  Portfolio
Year Ended       Net      Net       Net      Net       Net      Net   Turnover
April 30,     Assets   Assets    Assets   Assets    Assets   Assets       Rate
----------------------------------------------------------------------------------------------------
Class A (9/94)
 2001            .83%    5.10%      .83%    5.10%      .82%    5.11%        20%
 2000            .83     5.09       .83     5.09       .83     5.09         44
 1999            .82     4.80       .82     4.80       .81     4.80         13
 1998            .86     4.91       .86     4.91       .86     4.91         40
 1997(d)         .84*    5.12*      .84*    5.12*      .84*    5.12*        12
 1997(e)         .87     5.07       .87     5.07       .87     5.07         35
Class B (2/97)
 2001           1.58     4.35      1.58     4.35      1.57     4.35         20
 2000           1.59     4.35      1.59     4.35      1.58     4.35         44
 1999           1.56     4.05      1.56     4.05      1.56     4.05         13
 1998           1.61     4.14      1.61     4.14      1.61     4.14         40
 1997(d)        1.59*    4.36*     1.59*    4.36*     1.59*    4.36*        12
 1997(f)        1.58*    4.84*     1.58*    4.84*     1.58*    4.84*        35
Class C (9/94)
 2001           1.38     4.55      1.38     4.55      1.37     4.56         20
 2000           1.38     4.54      1.38     4.54      1.38     4.54         44
 1999           1.36     4.25      1.36     4.25      1.36     4.25         13
 1998           1.41     4.36      1.41     4.36      1.41     4.36         40
 1997(d)        1.39*    4.57*     1.39*    4.57*     1.39*    4.57*        12
 1997(e)        1.61     4.33      1.61     4.33      1.61     4.33         35
Class R (12/86)
 2001            .63     5.30       .63     5.30       .62     5.31         20
 2000            .63     5.28       .63     5.28       .62     5.29         44
 1999            .62     5.00       .62     5.00       .62     5.00         13
 1998            .66     5.12       .66     5.12       .66     5.12         40
 1997(d)         .64*    5.31*      .64*    5.31*      .64*    5.31*        12
 1997(e)         .63     5.31       .63     5.31       .63     5.31         35
----------------------------------------------------------------------------------------------------

* Annualized.
(a) Total returns are caluclated on net asset value without any sales charge and are not annualized.
(b) After expense reimbursement from the investment adviser, where applicable.
(c) After custodian fee credit and expense reimbursement, where applicable.
(d) For the two months ended April 30.
(e) For the fiscal year ended February 28/29.
(f) From commencement of class operations as noted through February 28/29.


                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
84

                 Selected data for a share outstanding throughout each period:

Class (Inception Date)
                                 Investment Operations       Less Distributions
                                -------------------------  ----------------------
INTERMEDIATE DURATION
                                               Net
                                         Realized/
                                    Net Unrealized             Net                Ending
                    Beginning   Invest-    Invest-         Invest-                   Net
Year Ended April          Net      ment  ment Gain            ment Capital         Asset     Total
30,               Asset Value    Income     (Loss)  Total   Income   Gains  Total  Value Return(a)
---------------------------------------------------------------------------------------------------
Class A (6/95)
 2001                 $    8.91    $.45      $ .33  $ .78   $(.45)  $(.01) $(.46)  $9.23      8.99%
 2000                      9.57     .45       (.65)  (.20)   (.45)   (.01)  (.46)   8.91     (2.02)
 1999                      9.46     .45        .13    .58    (.45)   (.02)  (.47)   9.57      6.28
 1998                      9.14     .46        .35    .81    (.46)   (.03)  (.49)   9.46      9.00
 1997(d)                   9.24     .08       (.10)  (.02)   (.08)     --   (.08)   9.14      (.23)
 1997(e)                   9.28     .48         --    .48    (.47)   (.05)  (.52)   9.24      5.26
Class B (2/97)
 2001                      8.91     .38        .34    .72    (.39)   (.01)  (.40)   9.23      8.19
 2000                      9.57     .39       (.66)  (.27)   (.38)   (.01)  (.39)   8.91     (2.78)
 1999                      9.46     .38        .13    .51    (.38)   (.02)  (.40)   9.57      5.49
 1998                      9.15     .38        .35    .73    (.39)   (.03)  (.42)   9.46      8.09
 1997(d)                   9.24     .09       (.11)  (.02)   (.07)     --   (.07)   9.15      (.25)
 1997(f)                   9.23     .03        .01    .04    (.03)     --   (.03)   9.24       .47
Class C (6/95)
 2001                      8.90     .40        .33    .73    (.40)   (.01)  (.41)   9.22      8.36
 2000                      9.57     .40       (.66)  (.26)   (.40)   (.01)  (.41)   8.90     (2.71)
 1999                      9.44     .40        .15    .55    (.40)   (.02)  (.42)   9.57      5.91
 1998                      9.14     .40        .34    .74    (.41)   (.03)  (.44)   9.44      8.20
 1997(d)                   9.23     .07       (.09)  (.02)   (.07)     --   (.07)   9.14      (.21)
 1997(e)                   9.26     .42         --    .42    (.40)   (.05)  (.45)   9.23      4.64
Class R (11/76)
 2001                      8.91     .47        .34    .81    (.47)   (.01)  (.48)   9.24      9.32
 2000                      9.58     .47       (.66)  (.19)   (.47)   (.01)  (.48)   8.91     (1.93)
 1999                      9.46     .47        .14    .61    (.47)   (.02)  (.49)   9.58      6.59
 1998                      9.15     .48        .34    .82    (.48)   (.03)  (.51)   9.46      9.09
 1997(d)                   9.24     .08       (.09)  (.01)   (.08)     --   (.08)   9.15      (.09)
 1997(e)                   9.28     .49        .01    .50    (.49)   (.05)  (.54)   9.24      5.53
---------------------------------------------------------------------------------------------------
Class (Inception Date)
                                         Ratios/Supplemental Data
                  --------------------------------------------------------------------------------
                              Before Credit/         After          After Credit/
                              Reimbursement     Reimbursement(b)   Reimbursement(c)
INTERMEDIATE DURATION        ------------------ ------------------ ------------------
                                         Ratio              Ratio              Ratio
                                        of Net             of Net             of Net
                                       Invest-            Invest-            Invest-
                             Ratio of     ment  Ratio of     ment  Ratio of     ment
                             Expenses   Income  Expenses   Income  Expenses   Income
                      Ending       to       to        to       to        to       to
                         Net  Average  Average   Average  Average   Average  Average  Portfolio
Year Ended April      Assets      Net      Net       Net      Net       Net      Net   Turnover
30,                    (000)   Assets   Assets    Assets   Assets    Assets   Assets       Rate
---------------------------------------------------------------------------------------------------
Class A (6/95)
 2001             $  192,021      .79%    4.90%      .79%    4.90%      .78%    4.91%         9%**
 2000                116,621      .80     5.01       .80     5.01       .79     5.02         13
 1999                120,418      .77     4.71       .77     4.71       .77     4.71         12
 1998                 97,029      .80     4.83       .80     4.83       .80     4.83         10
 1997(d)              70,331      .77*    5.13*      .77*    5.13*      .77*    5.13*         2
 1997(e)              68,204      .81     5.11       .81     5.11       .81     5.11         12
Class B (2/97)
 2001                 12,912     1.54     4.15      1.54     4.15      1.53     4.16          9**
 2000                 11,560     1.55     4.27      1.55     4.27      1.54     4.28         13
 1999                 10,086     1.52     3.96      1.52     3.96      1.52     3.96         12
 1998                  4,136     1.56     4.05      1.56     4.05      1.56     4.05         10
 1997(d)                 468     1.53*    4.39*     1.53*    4.39*     1.53*    4.39*         2
 1997(f)                  43     1.51*    5.23*     1.51*    5.23*     1.51*    5.23*        12
Class C (6/95)
 2001                 18,421     1.34     4.35      1.34     4.35      1.33     4.36          9**
 2000                  6,920     1.35     4.47      1.35     4.47      1.34     4.48         13
 1999                  7,191     1.32     4.15      1.32     4.15      1.32     4.15         12
 1998                  4,886     1.35     4.29      1.35     4.29      1.35     4.29         10
 1997(d)               5,360     1.32*    4.58*     1.32*    4.58*     1.32*    4.58*         2
 1997(e)               5,039     1.54     4.37      1.54     4.37      1.54     4.37         12
Class R (11/76)
 2001              2,531,085      .59     5.11       .59     5.11       .58     5.11          9**
 2000              2,495,259      .59     5.21       .59     5.21       .59     5.22         13
 1999              2,834,016      .57     4.90       .57     4.90       .57     4.90         12
 1998              2,818,442      .60     5.04       .60     5.04       .60     5.04         10
 1997(d)           2,774,648      .57*    5.33*      .57*    5.33*      .57*    5.33*         2
 1997(e)           2,818,214      .57     5.35       .57     5.35       .57     5.35         12
---------------------------------------------------------------------------------------------------

* Annualized.
** The cost of securities acquired in the acquisition of Intermediate of
   $53,652,345 were excluded from the portfolio turnover rate calculation.
(a) Total returns are calculated on net asset value without any sales charge and are not annualized.
(b) After expense reimbursement from the investment adviser, where applicable.
(c) After custodian fee credit and expense reimbursement, where applicable.
(d) For the two months ended April 30.
(e) For the fiscal year ended February 28/29.
(f) From commencement of class operations as noted through February 28/29.



                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
85

                 Selected data for a share outstanding throughout each period:

Class (Inception Date)
                             Investment Operations      Less Distributions
                            -------------------------  ----------------------
LIMITED TERM+
                                           Net
                                     Realized/
                  Beginning     Net Unrealized             Net                 Ending
                        Net Invest-    Invest-         Invest-                    Net
Year Ended April      Asset    ment  ment Gain            ment  Capital         Asset     Total
30,                   Value  Income     (Loss)  Total   Income    Gains Total   Value Return(a)
------------------------------------------------------------------------------------------------
Class A (10/87)
 2001                $10.35    $.49      $ .28  $ .77    $(.49)     $-- $(.49) $10.63      7.62%
 2000                 10.89     .49       (.55)  (.06)    (.48)      --  (.48)  10.35      (.57)
 1999                 10.80     .49        .10    .59     (.50)      --  (.50)  10.89      5.57
 1998                 10.61     .51        .19    .70     (.51)      --  (.51)  10.80      6.67
 1997(d)              10.57     .46        .04    .50     (.46)      --  (.46)  10.61      4.78
 1996(e)              10.65     .51       (.09)   .42     (.50)      --  (.50)  10.57      4.03
Class C (12/95)
 2001                 10.34     .45        .28    .73     (.46)      --  (.46)  10.61      7.16
 2000                 10.87     .45       (.54)  (.09)    (.44)      --  (.44)  10.34      (.82)
 1999                 10.79     .45        .10    .55     (.47)      --  (.47)  10.87      5.13
 1998                 10.60     .47        .19    .66     (.47)      --  (.47)  10.79      6.33
 1997(d)              10.56     .44        .03    .47     (.43)      --  (.43)  10.60      4.49
 1996(g)              10.76     .22       (.19)   .03     (.23)      --  (.23)  10.56       .46*
Class R (2/97)
 2001                 10.33     .51        .28    .79     (.52)      --  (.52)  10.60      7.78
 2000                 10.87     .51       (.55)  (.04)    (.50)      --  (.50)  10.33      (.35)
 1999                 10.78     .51        .11    .62     (.53)      --  (.53)  10.87      5.81
 1998                 10.59     .53        .19    .72     (.53)      --  (.53)  10.78      6.87
 1997(f)              10.73     .12       (.13)  (.01)    (.13)      --  (.13)  10.59      (.09)
------------------------------------------------------------------------------------------------
Class (Inception Date)
                                        Ratios/Supplemental Data
                  ----------------------------------------------------------------------------
                            Before Credit/         After          After Credit/
                            Reimbursement     Reimbursement(b)   Reimbursement(c)
LIMITED TERM+              ------------------ ------------------ ------------------
                                       Ratio              Ratio              Ratio
                                      of Net             of Net             of Net
                                     Invest-            Invest-            Invest-
                           Ratio of     ment  Ratio of     ment  Ratio of     ment
                           Expenses   Income  Expenses   Income  Expenses   Income
                    Ending       to       to        to       to        to       to
                       Net  Average  Average   Average  Average   Average  Average  Portfolio
Year Ended April    Assets      Net      Net       Net      Net       Net      Net   Turnover
30,                  (000)   Assets   Assets    Assets   Assets    Assets   Assets       Rate
------------------------------------------------------------------------------------------------
Class A (10/87)
 2001             $359,383      .76%    4.65%      .76%    4.65%      .76%    4.65%        22%
 2000              382,808      .73     4.63       .73     4.63       .73     4.63         37
 1999              456,171      .77     4.45       .77     4.45       .77     4.45         16
 1998              438,134      .77     4.70       .77     4.70       .77     4.70         30
 1997(d)           425,401      .82*    4.74*      .80*    4.76*      .80*    4.76*        29
 1996(e)           489,157      .84     4.72       .79     4.77       .79     4.77         39
Class C (12/95)
 2001               75,476     1.11     4.30      1.11     4.30      1.11     4.30         22
 2000               77,228     1.08     4.28      1.08     4.28      1.08     4.28         37
 1999               88,044     1.12     4.09      1.12     4.09      1.12     4.09         16
 1998               33,952     1.12     4.35      1.12     4.35      1.12     4.35         30
 1997(d)            23,551     1.12*    4.43*     1.11*    4.44*     1.11*    4.44*        29
 1996(g)            15,415     1.43*    3.93*     1.19*    4.17*     1.19*    4.17*        39
Class R (2/97)
 2001                  384      .56     4.84       .56     4.84       .56     4.85         22
 2000                  335      .53     4.81       .53     4.81       .53     4.81         37
 1999                1,173      .57     4.64       .57     4.64       .57     4.64         16
 1998                  701      .59     4.86       .59     4.86       .59     4.86         30
 1997(f)                40      .55*    5.07*      .55*    5.07*      .55*    5.07*        29
------------------------------------------------------------------------------------------------

* Annualized.
+ Information included prior to the 11 months ended April 30, 1997, reflects the financial highlights of Flagship Limited Term.
(a) Total returns are calculated on net asset value without any sales charge and are not annualized except where noted.
(b) After expense reimbursement from the Investment adviser, where applicable.
(c) After custodian fee credit and expense reimbursement, where applicable.
(d) For the 11 months ended April 30.
(e) For the year ended May 31.
(f) From commencement of class operations as noted through April 30.
(g) From commencement of class operations as noted through May 31.



                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
86

Report of Independent Public Accountants


To the Board of Trustees and Shareholders of Nuveen Municipal Trust:

We have audited the accompanying statements of net assets of the Nuveen High Yield Municipal Bond Fund, Nuveen All-American Municipal Bond Fund, Nuveen In-sured Municipal Bond Fund, Nuveen Intermediate Duration Municipal Bond Fund and Nuveen Limited Term Municipal Bond Fund (collectively, the "Funds") (each a series of the Nuveen Municipal Trust (a Massachusetts business trust)), in-cluding the portfolios of investments, as of April 30, 2001, and the related statements of operations for the year then ended, and the statements of changes in net assets and the financial highlights for the periods indicated thereon. These financial statements and financial highlights are the responsi-bility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for Nuveen All-American Municipal Bond Fund and Nuveen Limited Term Municipal Bond Fund for the years ended April 30, 1997 and prior were audited by other auditors whose report dated June 13, 1997, ex-pressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with auditing standards generally ac-cepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial state-ments and financial highlights are free of material misstatement. An audit in-cludes examining, on a test basis, evidence supporting the amounts and disclo-sures in the financial statements. Our procedures included confirmation of se-curities owned as of April 30, 2001, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reason-able basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the net assets of the Nuveen High Yield Municipal Bond Fund, Nuveen All-American Municipal Bond Fund, Nuveen Insured Municipal Bond Fund, Nuveen Intermediate Duration Municipal Bond Fund and Nuveen Limited Term Municipal Bond Fund as of April 30, 2001, the results of their operations for the year then ended, and the changes in their net assets and the financial highlights for the periods indicated thereon in conformity with accounting principles generally accepted in the United States.

ARTHUR ANDERSEN LLP

Chicago, Illinois
June 7, 2001

-------------------------------------------------------------------------------
87

                                     Notes







----
88

Fund Information


Board of Trustees
Robert P. Bremner
Lawrence H. Brown
Anne E. Impellizzeri
Peter R. Sawers
William J. Schneider
Timothy R. Schwertfeger
Judith M. Stockdale

Fund Manager
Nuveen Investment Management
333 West Wacker Drive
Chicago, IL 60606

Legal Counsel
Morgan, Lewis & Bockius LLP
Washington, D.C.

Independent Public Accountants
Arthur Andersen LLP
Chicago, IL

Transfer Agent and Shareholder Services
Chase Global Funds Services Company
Nuveen Investor Services
P.O. Box 660086
Dallas, Texas  75266-0086
(800) 257-8787




NASD Regulation, Inc. provides a Public Disclosure Program which supplies certain information regarding the disciplinary history of NASD members and their associated persons in response to either telephone inquiries at (800) 289-9999 or written inquiries at www.nasdr.com. NASD Regulation, Inc. also provides an investor brochure that includes information describing the Public Disclosure Program.


----
89

      Serving
Investors
          For Generations
        ------------------------------------------------------------------------

[PHOTO OF JOHN NUVEEN, SR. APPEARS HERE]

John Nuveen, Sr.

A 100-Year Tradition of Quality Investments

Since 1898, John Nuveen & Co. Incorporated has been synonymous with investments that withstand the test of time. In fact, more than 1.3 million investors have trusted Nuveen to help them build and sustain the wealth of a lifetime.

Whether your focus is long-term growth, dependable income or sustaining accumulated wealth, Nuveen offers a wide variety of investments and services to help meet your unique circumstances and financial planning needs. We can help you build a better, well-diversified portfolio.

Call Your Financial Advisor Today

To find out how Nuveen Mutual Funds might round out your investment portfolio, contact your financial advisor today. Or call Nuveen at (800) 257-8787 for more information. Ask your advisor or call for a prospectus, which details risks, fees and expenses. Please read the prospectus carefully before you invest.


NUVEEN
  Investments

Nuveen Investments
333 West Wacker Drive
Chicago, Illinois 60606-1286
www.nuveen.com

                           PART C--OTHER INFORMATION

Item 22: Financial Statements.
Financial statements:

  Included in the Prospectus:

    Financial Highlights

  Accompanying the Statement of Additional Information are the Funds' most recent Annual Reports:


    Portfolio of Investments

    Statement of Net Assets

    Statement of Operations

    Statement of Changes in Net Assets

    Report of Independent Public Accountants


Item 23: Exhibits.


 a.1       Declaration of Trust of Registrant. Filed as Exhibit 1(a) to
           Registrant's Registration Statement on Form N-1A (File No.
           333-14725) and incorporated herein by reference thereto.
 a.2       Amendment to Declaration of Trust of Registrant dated August
           9, 2000. Filed as Exhibit a.2 to Post-Effective Amendment No.
           7 to Registrant's Registration Statement on Form N-1A (File
           No. 333-14725) and incorporated by reference thereto.
 a.3 Amended and Restated Establishment and Designation of Series of Shares of Beneficial Interest dated August 9, 2000. Filed as Exhibit a.3 to Post-Effective Amendment No. 7 to Regis-trant's Registration Statement on Form N-1A (File No. 333-
           14725) and incorporated by reference thereto.
 a.4 Certificate for the Establishment and Designation of Classes dated July 10, 1996. Filed as Exhibit 1(c) to Registrant's
           Registration Statement on Form N-1A (File No. 333-14725) and incorporated herein by reference thereto.
 a.5 Incumbency Certificate. Filed as Exhibit 1(d) to Post-Effec-tive Amendment No. 1 to Registrant's Registration Statement on
           Form N-1A (File No. 333-14725) and incorporated herein by ref-erence thereto.
 b. By-Laws of Registrant. Filed as Exhibit 2 to Registrant's Reg-istration Statement on Form N-1A (File No. 333-14725) and in-corporated herein by reference thereto.
 b.1       Amendment to By-Laws dated October 29, 1998. Filed as Exhibit
           b.1 to Post-Effective Amendment No. 6 to Registrant's Regis-tration Statement on Form N-1A (File No. 333-14725) and incor-porated herein by reference thereto.
 c.        Specimen certificates of Shares of each Fund. Filed as Exhibit
           4 to Registrant's Registration Statement on Form N-1A (File
           No. 333-14725) and incorporated herein by reference thereto.
 d.        Investment Management Agreement between Registrant and Nuveen
           Advisory Corp. Filed as Exhibit 5 to Post-Effective Amendment
           No. 1 to Registrant's Registration Statement on Form N-1A
           (File No. 333-14725) and incorporated herein by reference thereto.
 d.1       Amendment and Renewal of Investment Management Agreement dated
           June 1, 2000.
 d.2       Renewal of Investment Management Agreement dated June 5, 2001.
 e. Distribution Agreement between Registrant and Nuveen Invest-ments. Filed as Exhibit 6 to Post-Effective Amendment No. 1 to
           Registrant's Registration Statement on Form N-1A (File No.
           333-14725) and incorporated herein by reference thereto.
 e.1       Renewal of Distribution Agreement dated July 31, 2001.
 f.        Not applicable.
 g.        Custodian Agreement between Registrant and Chase Manhattan
           Bank. Filed as Exhibit 8 to Post-Effective Amendment No. 1 to
           Registrant's Registration Statement on Form N-1A (File No.
           333-14725) and incorporated herein by reference thereto.
 h.        Transfer Agency Agreement between Registrant and Chase Global
           Funds Services Company dated August 24, 1998. Filed as Exhibit h to Post-Effective Amendment No. 6 to Registrant's Registra-tion Statement on Form
           N-1A (File No. 333-14725) and incorporated herein by reference thereto.
 i.        Opinion of Morgan, Lewis, and Bockius LLP.
 i.2       Opinion of Bell, Boyd & Lloyd. Filed as Exhibit i(2) to Post-
           Effective Amendment No. 5 to Registrant's Registration State-ment on Form N-1A (File No. 333-14725) and incorporated herein by reference thereto.
 j. Consent of Arthur Andersen LLP, Independent Public Accoun-tants.
 k.        Not applicable.
 l.        Not applicable.

 m.        Amended Plan of Distribution and Service Pursuant to Rule 12b-
           1 for the Class A Shares, Class B Shares and Class C Shares of each Fund. Filed as Exhibit m to Post-Effective Amendment No.
           6 to Registrant's Registration Statement on Form N-1A (File
           No. 333-14725) and incorporated herein by reference thereto.
 o. Multi-Class Plan Adopted Pursuant to Rule 18f-3. Filed as Ex-hibit 18 to Registrant's Registration Statement on Form N-1A
           (File No. 333-14725) and incorporated herein by reference thereto.
 99(a) Original Powers of Attorney for all of Registrant's Trustees authorizing, among others, Gifford R. Zimmerman and Alan G.
           Berkshire to execute the Registration Statement on his or her behalf. Filed as Exhibit 99(a) to Post-Effective Amendment No.
           7 to Registrant's Registration Statement on Form N-1A (File
           No. 333-14725) and incorporated by reference thereto.
 99(b) Certified copy of Resolution of Board of Trustees authorizing the signing of the names of trustees and officers on the Reg-istrant's Registration Statement pursuant to power of attor-ney.
 99(c)     Code of Ethics and Reporting Requirements. Filed as Exhibit
           99(c) to Post-Effective Amendment No. 7 to Registrant's Regis-tration Statement on Form N-1A (File No. 333-14725) and incor-porated by reference thereto.


Item 24: Persons Controlled by or under Common Control with Registrant Not applicable.

Item 25: Indemnification
Section 4 of Article XII of Registrant's Amended and Restated Declaration of Trust provides as follows:

Subject to the exceptions and limitations contained in this Section 4, every person who is, or has been, a Trustee, officer, employee or agent of the Trust, including persons who serve at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person"), shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such a Trustee, director, officer, employee or agent and against amounts paid or incurred by him in settlement thereof.

No indemnification shall be provided hereunder to a Covered Person:

  (a) against any liability to the Trust or its Shareholders by reason of a final adjudication by the court or other body before which the proceeding was brought that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

  (b) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interests of the Trust; or

  (c) in the event of a settlement or other disposition not involving a final adjudication (as provided in paragraph (a) or (b)) and resulting in a payment by a Covered Person, unless there has been either a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office by the court or other body approving the settlement or other disposition or a reasonable determination, based on a review of readily available facts (as opposed to a full trial-type inquiry), that he did not engage in such conduct:

    (i) by a vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter); or

    (ii) by written opinion of independent legal counsel.

The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel other than Covered Persons may be entitled by contract or otherwise under law.

Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding subject to a claim for indemnification under this Section 4 shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this
Section 4, provided that either:

  (a) such undertaking is secured by a surety bond or some other appropriate security or the Trust shall be insured against losses arising out of any such advances; or

  (b) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or independent legal counsel in a written opinion shall determine, based upon a review of the readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

As used in this Section 4, a "Disinterested Trustee" is one (x) who is not an Interested Person of the Trust (including, as such Disinterested Trustee, anyone who has been exempted from being an Interested Person by any rule, regulation or order of the Commission), and (y) against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending.

As used in this Section 4, the words "claim," "action," "suit" or "proceeding" shall apply to all claims, actions, suits, proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; and the word "liability" and "expenses" shall include without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

                                ----------------

The trustees and officers of the Registrant are covered by an Investment Trust Errors and Omission policy in the aggregate amount of $66,000,000 (with a maximum deductible of $500,000) against liability and expenses of claims of wrongful acts arising out of their position with the Registrant, except for matters which involved willful acts, bad faith, gross negligence and willful disregard of duty (i.e., where the insured did not act in good faith for a purpose he or she reasonably believed to be in the best interest of Registrant or where he or she shall have had reasonable cause to believe this conduct was unlawful).

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to the officers, trustees or controlling persons of the Registrant pursuant to the Declaration of Trust of the Registrant or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by an officer or trustee or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such officer, trustee or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26: Business and Other Connections of Investment Adviser

Nuveen Advisory Corp. serves as investment adviser to the following open-end management type investment companies: Nuveen Multistate Trust I, Nuveen Flagship Multistate Trust II, Nuveen Multistate Trust III, Nuveen Multistate Trust IV, and Nuveen Municipal Trust. It also serves as investment adviser to the following closed-end management type investment companies: Nuveen Municipal Value Fund, Inc., Nuveen California Municipal Value Fund, Inc., Nuveen New York Municipal Value Fund, Inc., Nuveen Municipal Income Fund, Inc., Nuveen Premium Income Municipal Fund, Inc., Nuveen Performance Plus Municipal Fund, Inc., Nuveen California Performance Plus Municipal Fund, Inc., Nuveen New York Performance Plus Municipal Fund, Inc., Nuveen Municipal Advantage Fund, Inc., Nuveen Municipal Market Opportunity Fund, Inc., Nuveen California Municipal Market Opportunity Fund, Inc., Nuveen Investment Quality Municipal Fund, Inc., Nuveen California Investment Quality Municipal Fund, Inc., Nuveen New York Investment Quality Municipal Fund, Inc., Nuveen Insured Quality Municipal Fund, Inc., Nuveen Florida Investment Quality Municipal Fund, Nuveen New Jersey Investment Quality Municipal Fund, Inc., Nuveen Pennsylvania Investment Quality Municipal Fund, Nuveen Select Quality Municipal Fund, Inc., Nuveen California Select Quality Municipal Fund, Inc., Nuveen New York Select Quality Municipal Fund, Inc., Nuveen Quality Income Municipal Fund, Inc., Nuveen Insured Municipal Opportunity Fund, Inc., Nuveen Florida Quality Income Municipal Fund, Nuveen Michigan Quality Income Municipal Fund, Inc., Nuveen Ohio Quality Income Municipal Fund, Inc., Nuveen Texas Quality Income Municipal Fund, Nuveen California Quality Income Municipal Fund, Inc., Nuveen New York Quality Income Municipal Fund, Inc., Nuveen Premier Municipal Income Fund, Inc., Nuveen Premier Insured Municipal Income Fund, Inc. Nuveen Premium Income Municipal Fund 2, Inc., Nuveen Insured California Premium Income Municipal Fund, Inc., Nuveen Insured New York Premium Income Municipal Fund, Inc., Nuveen Select Maturities Municipal Fund, Nuveen Arizona Premium Income Municipal Fund, Inc., Nuveen Insured Florida Premium Income Municipal Fund, Nuveen Michigan Premium Income Municipal Fund, Inc., Nuveen New Jersey Premium Income Municipal Fund, Inc., Nuveen Premium Income Municipal Fund 4, Inc., Nuveen Insured California Premium Income Municipal Fund 2, Inc., Nuveen Pennsylvania Premium Income Municipal Fund 2, Nuveen Maryland Premium Income Municipal Fund, Nuveen Massachusetts Premium Income Municipal Fund, Nuveen Virginia Premium Income Municipal Fund, Nuveen Connecticut Premium Income Municipal Fund, Nuveen Georgia Premium Income Municipal Fund, Nuveen Missouri Premium Income Municipal Fund, Nuveen North Carolina Premium Income Municipal Fund, Nuveen California Premium Income Municipal Fund, and Nuveen Insured Premium Income Municipal Fund 2, Nuveen

Dividend Advantage Municipal Fund, Nuveen California Dividend Advantage Municipal Fund, Nuveen New York Dividend Advantage Municipal Fund, Nuveen Arizona Dividend Advantage Municipal Fund, Nuveen Connecticut Dividend Advantage Municipal Fund, Nuveen Maryland Dividend Advantage Municipal Fund, Nuveen Massachusetts Dividend Advantage Municipal Fund, Nuveen North Carolina Dividend Advantage Municipal Fund, Nuveen Virginia Dividend Advantage Municipal Fund, Nuveen Dividend Advantage Municipal Fund 2, Nuveen California Dividend Advantage Fund 2, Nuveen New Jersey Dividend Advantage Municipal Fund, Nuveen New York Dividend Advantage Municipal Fund 2, Nuveen Ohio Dividend Advantage Municipal Fund and Nuveen Pennsylvania Dividend Advantage Municipal Fund. Nuveen Advisory Corp. has no other clients or business at the present time. The principal business address for all of these investment companies is 333 West Wacker Drive, Chicago, Illinois 60606.


For a description of other business, profession, vocation or employment of a substantial nature in which any director or officer, other than John P. Amboian, of the investment adviser has engaged during the last two years for his account or in the capacity of director, officer, employee, partner or trustee, see the descriptions under "Management" in the Statement of Additional Information.

John P. Amboian is President, formerly Executive Vice-President and Chief Financial Officer, and Director of Nuveen Advisory Corp., the investment adviser. Mr. Amboian has, during the last two years, been President, formerly Executive Vice-President and Chief Financial Officer of Nuveen Investments, the John Nuveen Company and Nuveen Institutional Advisory Corp.; Executive Vice President of Rittenhouse Financial Services, Inc. and President and Chief Operating Officer of Nuveen Senior Loan Asset Management Inc. (since September
1999).

Item 27: Principal Underwriters

(a) Nuveen Investments ("Nuveen") acts as principal underwriter to the following open-end management type investment companies: Nuveen Multistate Trust I, Nuveen Flagship Multistate Trust II, Nuveen Multistate Trust III, Nuveen Multistate Trust IV, Nuveen Municipal Trust, Nuveen Investment Trust, Nuveen Investment Trust II and Nuveen Investment Trust III. Nuveen also acts as depositor and principal underwriter of the Nuveen Tax-Free Unit Trust and the Nuveen Unit Trust, registered unit investment trusts. Nuveen has also served or is serving as co-managing underwriter to the following closed-end management type investment companies: Nuveen Municipal Value Fund, Inc., Nuveen California Municipal Value Fund, Inc., Nuveen New York Municipal Value Fund, Inc., Nuveen Municipal Income Fund, Inc., Nuveen Premium Income Municipal Fund, Inc., Nuveen Performance Plus Municipal Fund, Inc., Nuveen California Performance Plus Municipal Fund, Inc., Nuveen New York Performance Plus Municipal Fund, Inc., Nuveen Municipal Advantage Fund, Inc., Nuveen Municipal Market Opportunity Fund, Inc., Nuveen California Municipal Market Opportunity Fund, Inc., Nuveen Investment Quality Municipal Fund, Inc., Nuveen California Investment Quality Municipal Fund, Inc., Nuveen New York Investment Quality Municipal Fund, Inc., Nuveen Insured Quality Municipal Fund, Inc., Nuveen Florida Investment Quality Municipal Fund, Nuveen New Jersey Investment Quality Municipal Fund, Inc., Nuveen Pennsylvania Investment Quality Municipal Fund, Nuveen Select Quality Municipal Fund, Inc., Nuveen California Select Quality Municipal Fund, Inc., Nuveen New York Select Quality Municipal Fund, Inc., Nuveen Quality Income Municipal Fund, Inc., Nuveen Insured Municipal Opportunity Fund, Inc., Nuveen Florida Quality Income Municipal Fund, Nuveen Michigan Quality Income Municipal Fund, Inc., Nuveen Ohio Quality Income Municipal Fund, Inc., Nuveen Texas Quality Income Municipal Fund, Nuveen California Quality Income Municipal Fund, Inc., Nuveen New York Quality Income Municipal Fund, Inc., Nuveen Premier Municipal Income Fund, Inc., Nuveen Premier Insured Municipal Income Fund, Inc., Nuveen Premium Income Municipal Fund 2, Inc., Nuveen Insured California Premium Income Municipal Fund, Inc., Nuveen Insured New York Premium Income Municipal Fund, Inc., Nuveen Select Maturities Municipal Fund, Nuveen Arizona Premium Income Municipal Fund, Inc., Nuveen Insured Florida Premium Income Municipal Fund, Nuveen Michigan Premium Income Municipal Fund, Inc., Nuveen New Jersey Premium Income Municipal Fund, Inc., Nuveen Premium Income Municipal Fund 4, Inc., Nuveen Insured California Premium Income Municipal Fund 2, Inc., Nuveen Pennsylvania Premium Income Municipal Fund 2, Nuveen Maryland Premium Income Municipal Fund, Nuveen Massachusetts Premium Income Municipal Fund, Nuveen Virginia Premium Income Municipal Fund, Nuveen Connecticut Premium Income Municipal Fund, Nuveen Georgia Premium Income Municipal Fund, Nuveen Missouri Premium Income Municipal Fund, Nuveen North Carolina Premium Income Municipal Fund, Nuveen California Premium Income Municipal Fund, Nuveen Insured Premium Income Municipal Fund 2, Nuveen Select Tax-Free Income Portfolio, Nuveen Select Tax-Free Income Portfolio 2, Nuveen Insured California Select Tax-Free Income Portfolio, Nuveen Insured New York Select Tax-Free Income Portfolio, Nuveen Select Tax-Free Income Portfolio 3, Nuveen Dividend Advantage Municipal Fund, Nuveen California Dividend Advantage Municipal Fund and Nuveen New York Dividend Advantage Municipal Fund, Nuveen Arizona Dividend Advantage Municipal Fund, Nuveen Connecticut Dividend Advantage Municipal Fund, Nuveen Maryland Dividend Advantage Municipal Fund, Nuveen Massachusetts Dividend Advantage Municipal Fund, Nuveen North Carolina Dividend Advantage Municipal Fund, Nuveen Virginia Dividend Advantage Municipal Fund, Nuveen

Dividend Advantage Municipal Fund 2, Nuveen California Dividend Advantage Fund 2, Nuveen New Jersey Dividend Advantage Municipal Fund, Nuveen New York Dividend Advantage Municipal Fund 2, Nuveen Ohio Dividend Advantage Municipal Fund, Nuveen Pennsylvania Dividend Advantage Municipal Fund, Nuveen Floating Rate Fund and Nuveen Senior Income Fund.


(b)



Name and Principal  Positions and Offices               Positions and Offices
Business Address    with Underwriter                    with Registrant
-------------------------------------------------------------------------------
Timothy R.          Chairman of the Board,              Chairman of the Board,
Schwertfeger        Chief Executive Officer             President and Trustee
333 West Wacker     and Director
Drive
Chicago, IL 60606
John P. Amboian     President                           None
333 West Wacker
Drive
Chicago, IL 60606
William Adams IV    Executive Vice President            None
333 West Wacker
Drive
Chicago, IL 60606
Alan G. Berkshire   Senior Vice President and Secretary Vice President
333 West Wacker                                         and Assistant Secretary
Drive
Chicago, IL 60606
Robert K. Burke     Vice President                      None
333 West Wacker
Drive
Chicago, IL 60606
Peter H. D'Arrigo   Vice President and Treasurer        None
333 West Wacker
Drive
Chicago, IL 60606
Stephen D. Foy      Vice President                      Vice President and
333 West Wacker                                         Controller
Drive
Chicago, IL 60606
Benjamin T. Fulton  Vice President                      None
West Wacker Drive
Chicago, IL 60606
Anna R. Kucinskis   Vice President                      Vice President
333 West Wacker
Drive
Chicago, IL 60606
Robert B. Kuppen-   Vice President                      None
heimer
333 West Wacker
Drive
Chicago, IL 60606
Larry W. Martin     Vice President and                  Vice President and
333 West Wacker     Assistant Secretary                 Assistant Secretary
Drive
Chicago, IL 60606
Thomas C. Muntz     Vice President                      None
333 West Wacker
Drive
Chicago, IL 60606
Paul C. Williams    Vice President                      None
333 West Wacker
Drive
Chicago, IL 60606
Allen J.            Group President                     None
Williamson
333 West Wacker
Drive
Chicago, IL 60606

                                                                Positions and
Name and Principal          Positions and Offices               Offices
Business Address            with Underwriter                    with Registrant
----------------------------------------------------------------------------------
Margaret E. Wilson          Senior Vice President and           None
333 West Wacker Drive       Corporate Controller
Chicago, IL 60606
Gifford R. Zimmerman        Vice President and                  Vice President and
333 West Wacker Drive       Assistant Secretary                 Secretary
Chicago, IL 60606

(c) Not applicable.

Item 28: Location of Accounts and Records
Nuveen Advisory Corp., 333 West Wacker Drive, Chicago, Illinois 60606, maintains the Declaration of Trust, By-Laws, minutes of trustees and shareholder meetings and contracts of the Registrant and all advisory material of the investment adviser.

The Chase Manhattan Bank, P.O. Box 660086, Dallas, Texas 75266-0086, maintains all general and subsidiary ledgers, journals, trial balances, records of all portfolio purchases and sales, and all other required records not maintained by Nuveen Advisory Corp. or Chase Global Funds Services Company.


Chase Global Funds Services Company, P.O. Box 660086, Dallas, Texas 75266-0086, maintains all the required records in their capacity as transfer, dividend paying, and shareholder service agent for the Funds.


Item 29: Management Services
Not applicable.

Item 30: Undertakings
Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that this Registration Statement meets all the requirements for effectiveness under paragraph (b) of Rule 485 under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 8 to Registration Statement No. 333-14725 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago, and State of Illinois, on the 28th day of August, 2001.


                                      NUVEEN MUNICIPAL TRUST

                                          /s/ Gifford R. Zimmerman
                                      ------------------------------------------
                                          Gifford R. Zimmerman, Vice President

Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


            Signature                     Title                       Date
            ---------                     -----                       ----
      /s/ Stephen D. Foy
 -------------------------------
         Stephen D. Foy          Vice President and              August 28, 2001
                                  Controller (Principal
                                  Financial and
                                  Accounting Officer)

     Timothy R. Schwertfeger     Chairman of the Board
                                  and Trustee (Principal
                                  Executive Officer)
        Robert P. Bremner        Trustee
        Lawrence H. Brown        Trustee
      Anne E. Impellizzeri       Trustee
         Peter R. Sawers         Trustee
      William J. Schneider       Trustee
       Judith M. Stockdale       Trustee

                                                    /s/ Gifford R. Zimmerman
                                                 By_____________________________
                                                        Gifford R. Zimmerman
                                                          Attorney-in-Fact

                                                        August 28, 2001


An original power of attorney authorizing, among others, Gifford R. Zimmerman and Alan G. Berkshire to execute this Registration Statement, and Amendments thereto, for each of the Trustees of the Registrant has been executed and previously filed with the Securities and Exchange Commission.

                                 EXHIBIT INDEX


                                                                  Sequentially
 Exhibit                                                            Numbered
 Number                          Exhibit                              Page
 -------                         -------                          ------------
         Amendment and Renewal of Investment Management
    d.1  Agreement dated June 1, 2000.
         Renewal of Investment Management Agreement dated June
    d.2  5, 2001.
    e.1  Renewal of Distribution Agreement dated July 31, 2001.
    i.   Opinion of Morgan, Lewis & Bockius LLP.
         Consent of Arthur Andersen LLP, Independent Public
    j.   Accountants.
 99(b).  Certified copy of Resolution of Board of Trustees
         authorizing the signing of the names of trustees and
         officers on the Registrant's Registration Statement
         pursuant to power of attorney.